--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                            THE GLOBAL VALUE SERIES

                        THE GLOBAL LARGE COMPANY SERIES

                        THE GLOBAL SMALL COMPANY SERIES

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002

                                  (UNAUDITED)

                 ---------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
THE DFA INVESTMENT TRUST COMPANY

    Schedules of Investments
      The Global Value Series.........................................         1
      The Global Large Company Series.................................         1
      The Global Small Company Series.................................         1

    Statements of Assets and Liabilities..............................         2

    Statements of Operations..........................................         3

    Statements of Changes in Net Assets...............................         4

    Financial Highlights..............................................         5

    Notes to Financial Statements.....................................         6

DFA INVESTMENT DIMENSIONS GROUP INC. -- LARGE CAP INTERNATIONAL
 PORTFOLIO

    Schedule of Investments...........................................         9

    Statement of Assets and Liabilities...............................        20

    Statement of Operations...........................................        21

    Statements of Changes in Net Assets...............................        22

    Financial Highlights..............................................        23

    Notes to Financial Statements.....................................        24

THE DFA INVESTMENT TRUST COMPANY

    Schedules of Investments
      The U.S. Large Company Series...................................        27
      The U.S. Large Cap Value Series.................................        32
      The U.S. Small Cap Series.......................................        34
      The DFA International Value Series..............................        66
      The Japanese Small Company Series...............................        73
      The Pacific Rim Small Company Series............................        83
      The United Kingdom Small Company Series.........................        93
      The Continental Small Company Series............................        99

    Statements of Assets and Liabilities..............................       112

    Statements of Operations..........................................       114

    Statements of Changes in Net Assets...............................       116

    Financial Highlights..............................................       119

    Notes to Financial Statements.....................................       123

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                            SCHEDULES OF INVESTMENTS

                            THE GLOBAL VALUE SERIES

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                                VALUE+
                                                                ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (50%) (734,509 Shares, Cost
  $11,029,481)..............................................  $11,502,411
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (50%) (1,001,062 Shares, Cost
  $10,955,789)..............................................   11,402,096
                                                              -----------
    Total Investments (100%) (Cost $21,985,270)++...........  $22,904,507
                                                              ===========

--------------
++ The cost for federal income tax purposes is $22,063,105.

                        THE GLOBAL LARGE COMPANY SERIES

                                  (UNAUDITED)

                                                                  VALUE+
                                                                  ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company (50%)
  (Cost $8,241,936).........................................   $ 8,320,728
Investment in The Large Cap International Portfolio of The
  DFA Investment Dimensions Group Inc. (50%) (590,027
  Shares, Cost $8,518,261)..................................     8,307,580
                                                               -----------
    Total Investments(100%) (Cost $16,760,197)++............   $16,628,308
                                                               ===========

--------------
++The cost for federal income tax purposes is $16,824,311.

                        THE GLOBAL SMALL COMPANY SERIES

                                  (UNAUDITED)

                                                                VALUE+
                                                                ------
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company (47.6%) (778,408 Shares, Cost
  $8,999,563)...............................................  $ 9,154,078
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (15.5%) (Cost $2,750,465)........    2,966,841
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (8.1%) (Cost $1,549,032).....    1,556,142
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (8.2%) (Cost $1,412,816).....    1,563,920
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (20.6%) (Cost $3,530,550)....    3,946,570
                                                              -----------
    Total Investments(100%) (Cost $18,242,426)++              $19,187,551
                                                              ===========

--------------
++ The cost for federal income tax purposes is $18,250,025.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                         THE         THE
                                             THE        GLOBAL      GLOBAL
                                            GLOBAL      LARGE       SMALL
                                            VALUE      COMPANY     COMPANY
                                            SERIES      SERIES      SERIES
                                          ----------  ----------  ----------
ASSETS:
Investments at Value....................  $   22,905  $   16,628  $   19,188
Cash....................................           7          15          --
Receivables:............................                                   4
  From Advisor..........................          --           2          74
  Fund Shares Sold......................          96         161          --
                                          ----------  ----------  ----------
    Total Assets........................      23,008      16,806      19,266
                                          ----------  ----------  ----------
LIABILITIES:
Payable for Investment Securities
  Purchased.............................          96         161          74
Accrued Expenses and Other
  Liabilities...........................           6           5           7
                                          ----------  ----------  ----------
    Total Liabilities...................         102         166          81
                                          ----------  ----------  ----------
NET ASSETS..............................  $   22,906  $   16,640  $   19,185
                                          ==========  ==========  ==========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares
  Authorized)...........................   2,357,094   2,287,363   1,922,289
                                          ==========  ==========  ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................  $     9.72  $     7.27  $     9.98
                                          ==========  ==========  ==========
Investments at Cost.....................  $   21,985  $   16,760  $   18,242
                                          ==========  ==========  ==========

NET ASSETS CONSIST OF:
Paid-in Capital.........................  $   22,044  $   17,557  $   18,137
Accumulated Net Investment Income
  (Loss)................................           1          37          72
Accumulated Net Realized Gain (Loss)....         (59)       (840)         30
Unrealized Appreciation (Depreciation)
  of Investment Securities, Foreign
  Currency and Futures..................         920        (114)        946
                                          ----------  ----------  ----------
                                          $   22,906  $   16,640  $   19,185
                                          ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                 THE        THE
                                                      THE       GLOBAL     GLOBAL
                                                     GLOBAL     LARGE      SMALL
                                                     VALUE     COMPANY    COMPANY
                                                     SERIES     SERIES     SERIES
                                                    --------   --------   --------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................   $   35     $  65      $    4
  Dividends.......................................       --        42         103
  Interest........................................       --         1           2
  Income from Securities Lending..................       --        --           6
  Expenses Allocated from Master Fund.............                 (2)        (10)
                                                     ------     -----      ------
      Total Investment Income.....................       35       106         105
                                                     ------     -----      ------
EXPENSES
  Accounting & Transfer Agent Fees................       14        16          18
  Audit Fees......................................        1         1           1
  Shareholders' Reports...........................       --         1           1
  Other...........................................       --         1          --
                                                     ------     -----      ------
      Total Expenses..............................       15        19          20
  Less: Fees Waived and/or Expenses Reimbursed....       (4)      (19)        (10)
                                                     ------     -----      ------
  Net Expenses....................................       11        --          10
                                                     ------     -----      ------
  NET INVESTMENT INCOME (LOSS)....................       24       106          95
                                                     ------     -----      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................       12        --          34
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (13)      (92)        143
  Net Realized Gain (Loss) on Futures
    Transactions..................................       --      (138)         --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................       --        --           1
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................    1,691        (2)      1,086
    Futures.......................................       --         9          --
  Translation of Foreign Currency Denominated
    Amounts.......................................       --        --           2
                                                     ------     -----      ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................    1,690      (223)      1,266
                                                     ------     -----      ------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.......................................   $1,714     $(117)     $1,361
                                                     ======     =====      ======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 THE GLOBAL           THE GLOBAL LARGE        THE GLOBAL SMALL
                                VALUE SERIES           COMPANY SERIES          COMPANY SERIES
                           ----------------------  ----------------------  ----------------------
                           SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                              ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                             MAY 31,    NOV. 30,     MAY 31,    NOV. 30,     MAY 31,    NOV. 30,
                              2002        2001        2002        2001        2002        2001
                           -----------  ---------  -----------  ---------  -----------  ---------
                           (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $       24     $  126   $      106    $    30   $       95    $   67
  Capital Gain
    Distributions
    Received from The DFA
    Investment Trust
    Company..............          12        182           --          1           34        45
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......         (13)       (51)         (92)      (489)         143      (164)
  Net Realized Gain
    (Loss) on Futures
    Transactions.........          --         --         (138)      (114)          --        --
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Translations.........          --         --           --         --            1        --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment
      Securities.........       1,691       (607)          (2)      (117)       1,086       (80)
    Futures..............          --         --            9          9           --        --
  Translation of Foreign
    Currency Denominated
    Amounts..............          --         --           --         --            2        --
                           ----------     ------   ----------    -------   ----------    ------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........       1,714       (350)        (117)      (680)       1,361      (132)
                           ----------     ------   ----------    -------   ----------    ------
Distributions From:
  Net Investment
    Income...............        (142)       (10)         (97)        (2)         (88)       (4)
  Net Realized Gains.....        (172)      (106)          --         --           --       (12)
                           ----------     ------   ----------    -------   ----------    ------
    Total
      Distributions......        (314)      (116)         (97)        (2)         (88)      (16)
                           ----------     ------   ----------    -------   ----------    ------
Capital Share
  Transactions (1):
  Shares Issued..........      12,293      6,964        9,368      8,337       11,042     6,185
  Shares Issued in Lieu
    of Cash
    Distribution.........         292        113           82          2           75        13
  Shares Redeemed........         (17)      (311)          --       (443)          --       (14)
                           ----------     ------   ----------    -------   ----------    ------
    Net Increase
      (Decrease) from
      Capital Share
      Transactions.......      12,568      6,766        9,450      7,896       11,117     6,184
                           ----------     ------   ----------    -------   ----------    ------
    Total Increase
      (Decrease).........      13,968      6,300        9,236      7,214       12,390     6,036
NET ASSETS
   Beginning of Period...       8,938      2,638        7,404        190        6,795       759
                           ----------     ------   ----------    -------   ----------    ------
   End of Period.........  $   22,906     $8,938   $   16,640    $ 7,404   $   19,185    $6,795
                           ==========     ======   ==========    =======   ==========    ======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       1,340        729        1,285      1,023        1,166       666
   Shares Issued in Lieu
     of Cash
     Distribution........          34         12           11         --            8         1
   Shares Redeemed.......          (2)       (33)          --        (53)          --        (2)
                           ----------     ------   ----------    -------   ----------    ------
                                1,372        708        1,296        970        1,174       665
                           ==========     ======   ==========    =======   ==========    ======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               THE GLOBAL VALUE SERIES                   THE GLOBAL LARGE COMPANY SERIES
                                     --------------------------------------------    ----------------------------------------
                                     SIX MONTHS     YEAR       YEAR      AUG. 27     SIX MONTHS        YEAR         AUG. 21
                                        ENDED       ENDED      ENDED       TO           ENDED         ENDED           TO
                                       MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,       MAY 31,       NOV. 30,      NOV. 30,
                                        2002        2001       2000       1999          2002           2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)                                     (UNAUDITED)
Net Asset Value, Beginning of         $  9.07      $  9.52   $   9.67   $  10.00      $   7.47       $   8.91      $ 10.00
  Period...........................
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.01         0.15       0.14       0.06          0.08           0.10         0.02
  Net Gain (Loss) on Securities
    (Realized and Unrealized)......      0.93        (0.18)     (0.01)     (0.39)        (0.19)         (1.46)       (1.11)
                                      -------      -------   --------   --------      --------       --------      -------
    Total from Investrment
      Operations...................      0.94        (0.03)      0.13      (0.33)        (0.11)         (1.36)       (1.09)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.13)       (0.04)     (0.18)        --         (0.09)         (0.08)          --
  Net Realized Gains...............     (0.16)       (0.38)     (0.10)        --            --             --           --
                                      -------      -------   --------   --------      --------       --------      -------
    Total Distributions............     (0.29)       (0.42)     (0.28)        --         (0.09)         (0.08)          --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....   $  9.72      $  9.07   $   9.52   $   9.67      $   7.27       $   7.47      $  8.91
=============================================================================================================================
Total Return.......................     10.83%#      (0.49)%     1.39%     (3.30)%#      (1.47)%#      (15.41)%     (10.90)%#
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $22,906      $ 8,938   $  2,638   $    917      $ 16,640       $  7,404      $   190
Ratio of Expenses to Average Net
  Assets(1)........................     0.375%*      0.375%      0.47%      0.50%*        0.25%*         0.25%        0.25%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)(1).......     0.434%*      0.805%      2.03%      5.22%*        0.57%*         0.88%        3.37%*
Ratio of Net Investment Income to
  Average Net Assets...............      0.33%*       2.21%      2.18%      2.62%*        1.78%*         0.44%        0.63%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      0.27%*       1.78%      0.62%     (2.32)%*       1.46%*        (0.19)%      (2.49)%*
Portfolio Turnover Rate............       N/A          N/A        N/A        N/A           N/A            N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------

                                                  THE GLOBAL
                                             SMALL COMPANY SERIES
                                     -------------------------------------
                                     SIX MONTHS       YEAR        AUG. 21
                                        ENDED         ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,
                                        2002          2001         2000
-----------------------------------  -------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of           $  9.08      $  9.10      $10.00
  Period...........................
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.07         0.10        0.04
  Net Gain (Loss) on Securities
    (Realized and Unrealized)......        0.94         0.07       (0.92)
                                        -------      -------      ------
    Total from Investrment
      Operations...................        1.01         0.17       (0.88)
-----------------------------------  -------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.11)       (0.05)      (0.02)
  Net Realized Gains...............          --        (0.14)         --
                                        -------      -------      ------
    Total Distributions............       (0.11)       (0.19)      (0.02)
-----------------------------------  -------------------------------------
Net Asset Value, End of Period.....     $  9.98      $  9.08      $ 9.10
===================================  =====================================
Total Return.......................       11.30%#       1.87%      (8.80)%#
-----------------------------------  -------------------------------------
Net Assets, End of Period
  (thousands)......................     $19,185      $ 6,795      $  759
Ratio of Expenses to Average Net
  Assets(1)........................       0.375%*      0.375%      0.375%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)(1).......        0.72%*      1.065%       2.55%*
Ratio of Net Investment Income to
  Average Net Assets...............        1.68%*       1.98%       2.62%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................        1.50%*       1.29%       0.45%*
Portfolio Turnover Rate............         N/A          N/A         N/A
-----------------------------------  -------------------------------------

    *  Annualized
    #  Non-annualized
  (1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.
  N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five investment portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this section of the report and eight (the "Master Funds") are presented elsewhere in this report.

    The Global Funds achieve their investment objectives by investing in other series within the Trust or a portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUND (FEEDER FUND)                           MASTER FUNDS
The Global Value Series                             The U.S. Large Cap Value Series (ITC)
                                                    The DFA International Value Series (ITC)
The Global Large Company Series                     The U.S. Large Company Series (ITC)
                                                    Large Cap International Portfolio (IDG)
The Global Small Company Series                     The U.S. Small Cap Series (ITC)
                                                    The Japanese Small Company Series (ITC)
                                                    The United Kingdom Small Company Series (ITC)
                                                    The Pacific Rim Small Company Series (ITC)
                                                    The Continental Small Company Series (ITC)

    At May 31, 2002, all of the Global Funds owned less than two and one half of one percent of its Master Fund's net assets.

    The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

    2. FEDERAL INCOME TAXES: It is the Trust's intention to continue to qualify as regulated investment companies and to distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Global Large Company Series and The Global Small Company Series each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

    Effective August 21, 2000, the Advisor has agreed to reimburse the Global Funds to the extent necessary to keep the annual combined expenses of the Feeder Funds and their respective Master Funds to not more than the following percentages of average daily net assets:

The Global Large Company Series.............................      0.250% of 1%
The Global Small Company Series.............................      0.375% of 1%

    Also, effective August 24, 2000, the Advisor has agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.375% of 1% of average daily net assets. Until August 24, 2000, the Advisor had agreed to reimburse The Global Value Series to the extext necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.50% of 1% of average daily net assets.

    Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The Global Value Series.....................................        $841                  --         $ 841
The Global Large Company Series.............................         179               $(375)         (196)
The Global Small Company Series.............................         938                  --           938

    At May 31, 2002, the following Global Funds had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                  EXPIRES ON NOVEMBER 30
                                                              ------------------------------
                                                                2008       2009      TOTAL
                                                              --------   --------   --------
The Global Large Company Series.............................    $  8      $ 556      $ 564
The Global Small Company Series.............................      16        128        144

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Global Funds during the six months ended May 31, 2002.

    The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the six months ended May 31, 2002.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (22.9%)
 3I Group P.L.C........................................       29,584   $    327,687
 *AWG P.L.C............................................       12,493        100,539
 Abbey National P.L.C..................................       60,596        916,791
 Aegis Group P.L.C.....................................       46,420         77,601
 Aggreko P.L.C.........................................       11,000         47,602
 Airtours P.L.C........................................       22,000         48,930
 Amec P.L.C............................................       14,230         90,990
 Amey P.L.C............................................       10,000         36,946
 Amvescap P.L.C........................................       38,300        382,479
 *Arm Holdings P.L.C...................................       47,000        128,601
 Associated British Ports Holdings P.L.C...............       14,200         95,161
 BAA P.L.C.............................................       51,899        467,025
 BAE Systems P.L.C.....................................      149,147        838,014
 BBA Group P.L.C.......................................       22,725        100,585
 BG Group P.L.C........................................      171,980        746,749
 BICC P.L.C............................................       16,451         58,252
 BOC Group P.L.C.......................................       24,502        382,177
 BP Amoco P.L.C........................................    1,070,538      9,163,549
 BPB P.L.C.............................................       24,000        133,093
 *BT Group P.L.C.......................................      423,910      1,738,301
 *BTG P.L.C............................................        4,000         22,768
 Barclays P.L.C........................................      330,721      2,855,088
 Barratt Developments P.L.C............................        9,000         60,577
 Berkeley Group P.L.C..................................        6,580         73,653
 Boots Co., P.L.C......................................       43,915        439,837
 Brambles Industries P.L.C.............................       34,055        163,939
 *British Airways P.L.C................................       50,000        148,516
 British American Tobacco P.L.C........................      105,799      1,267,860
 British Land Co. P.L.C................................       24,578        219,372
 *British Sky Broadcasting Group P.L.C.................       91,600        985,119
 Bunzl P.L.C...........................................       22,975        175,818
 CGU P.L.C.............................................      113,925      1,065,187
 CMG P.L.C.............................................       26,000         49,932
 Cable and Wireless P.L.C..............................      137,652        422,968
 Cadbury Schweppes P.L.C...............................      100,253        733,454
 *Canary Wharf Group P.L.C.............................       31,100        218,541
 Capita Group P.L.C....................................       30,000        166,586
 Carlton Communications P.L.C..........................       29,197        107,871
 *Celltech P.L.C.......................................       12,000        120,890
 Centrica P.L.C........................................      205,552        625,591
 Chubb P.L.C...........................................       40,000        105,058
 Close Brothers Group P.L.C............................        5,790         65,700
 Compass Group P.L.C...................................      107,612        673,923
 *Corus Group P.L.C....................................      153,184        197,243
 De la Rue P.L.C.......................................        7,250         52,935
 Diageo P.L.C..........................................      164,709      2,072,629
 Dixons Group P.L.C....................................       95,070        296,994
 EMI Group P.L.C.......................................       37,888        147,742
 *Eidos P.L.C..........................................        4,000          8,896
 Electrocomponents P.L.C...............................       21,117        131,319
 FKI P.L.C.............................................       24,475         63,029
 Firstgroup P.L.C......................................       17,000         74,250
 GKN P.L.C.............................................       35,775        174,967
                                                            SHARES           VALUE+
                                                            ------           ------
 Glaxosmithkline P.L.C.................................      300,487   $  6,173,033
 Granada Compass P.L.C.................................      130,150        250,900
 Great Portland Estates P.L.C..........................        8,160         34,148
 Great Universal Stores P.L.C..........................       49,151        466,029
 HBOS P.L.C............................................      187,770      2,272,153
 HSBC Holdings P.L.C...................................      451,041      5,609,714
 Hammerson P.L.C.......................................       14,200        130,587
 Hanson P.L.C..........................................       34,100        258,458
 Hays P.L.C............................................       80,935        195,993
 Hilton Group P.L.C....................................       74,400        267,258
 IMI P.L.C.............................................       15,000         70,563
 Imperial Chemical Industries P.L.C....................       55,309        266,862
 Imperial Tobacco Group P.L.C..........................       25,227        428,183
 *Imperial Tobacco Group P.L.C.........................       10,090        163,878
 *International Power P.L.C............................       56,702        156,185
 Johnson Matthey P.L.C.................................       11,233        178,333
 Kelda Group P.L.C.....................................       16,700        102,141
 Kidde P.L.C...........................................       28,000         38,614
 Kingfisher P.L.C......................................       62,808        334,750
 Land Securities P.L.C.................................       24,660        353,249
 Lattice Group P.L.C...................................      165,155        438,606
 Legal and General Group P.L.C.........................      257,148        569,094
 Lloyds TSB Group P.L.C................................      279,066      3,021,652
 Logica P.L.C..........................................       20,664         67,048
 London Bridge Software Holdings P.L.C.................        5,000          8,267
 Man Group P.L.C.......................................       12,154        179,617
 Marks & Spencer Group P.L.C...........................      112,675        624,845
 Misys P.L.C...........................................       25,060         81,770
 National Grid Group P.L.C.............................       86,000        629,179
 Next P.L.C............................................       15,900        232,417
 Novar P.L.C...........................................       18,720         42,046
 Nycomed Amersham P.L.C................................       33,700        306,955
 Ocean Group P.L.C.....................................       14,753        193,201
 P & 0 Princess Cruises P.L.C..........................       25,183        164,710
 Pace Micro Technology P.L.C...........................        9,000         11,720
 Pearson P.L.C.........................................       38,364        475,178
 Peninsular & Oriental Steam Navigation Co.............       29,422        115,806
 Pilkington P.L.C......................................       57,178         84,082
 Provident Financial P.L.C.............................       11,113        115,125
 Prudential Corp. P.L.C................................       99,794        973,218
 *Psion P.L.C..........................................       15,000         12,620
 RMC Group P.L.C.......................................       11,000        116,691
 Railtrack Group P.L.C.................................       22,494         82,283
 Rank Group P.L.C......................................       26,803        111,968
 Reckitt Benckiser P.L.C...............................       30,639        543,354
 Reed International P.L.C..............................       61,700        593,139
 Rentokill Initial P.L.C...............................       95,200        387,247
 Reuters Holdings Group P.L.C..........................       70,040        478,083
 Rexam P.L.C...........................................       19,983        138,887
 Rio Tinto P.L.C.......................................       52,989      1,009,491
 Rolls-Royce P.L.C.....................................       75,577        205,688
 Royal & Sun Alliance Insurance Group P.L.C............       70,326        301,501
 Royal Bank of Scotland Group P.L.C....................      139,830      4,071,545
 Royal Bank of Scotland P.L.C..........................       98,676        117,672

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Safeway P.L.C.........................................       50,504   $    225,204
 Sage Group P.L.C......................................       58,960        151,405
 Sainsbury (J.) P.L.C..................................       94,519        521,394
 Schroders P.L.C.......................................       10,000        107,473
 Scottish & Newcastle P.L.C............................       31,597        300,052
 Scottish Hydro-Electric P.L.C.........................       41,800        425,688
 Scottish Power P.L.C..................................       91,379        536,831
 Securicor P.L.C.......................................       26,000         49,552
 Seibe P.L.C...........................................      172,369        267,344
 Serco Group P.L.C.....................................       16,902         57,994
 Seton Healthcare Group P.L.C..........................        7,000         40,202
 Severn Trent P.L.C....................................       16,700        190,231
 Shell Transport & Trading Co., P.L.C..................      361,670      2,804,750
 Signet Group P.L.C....................................       83,000        147,253
 Six Continents P.L.C..................................       42,328        472,561
 Slough Estates P.L.C..................................       17,400        105,913
 Smith & Nephew P.L.C..................................       42,966        244,557
 Smiths Industries P.L.C...............................       26,199        336,577
 Spirent P.L.C.........................................       43,788         78,167
 Stagecoach Holdings P.L.C.............................       57,161         58,756
 *TI Automotive, Ltd. Series A.........................       18,000              0
 Tate & Lyle P.L.C.....................................       22,700        113,096
 Taylor Woodrow P.L.C..................................       27,215         79,642
 *Telewest Communications P.L.C........................      135,000          9,877
 Tesco P.L.C...........................................      345,934      1,305,926
 *Thus Group PLC.......................................       49,121         10,781
 Unilever P.L.C........................................      142,328      1,307,843
 United Business Media P.L.C...........................       17,000        135,442
 United Utilities P.L.C................................       25,600        249,471
 Vodafone Group P.L.C..................................    3,338,365      5,043,472
 WPP Group P.L.C.......................................       56,200        585,494
 Whitbread P.L.C.......................................       15,000        139,370
 Wimpey (George) P.L.C.................................       16,717         70,630
 Wolseley P.L.C........................................       27,683        294,883
 Zeneca Group P.L.C....................................       84,900      3,734,242
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $83,775,631)...................................                  84,327,133
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
 *British Pound Sterling
   (Cost $2,121,941)...................................                   2,123,472
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $85,897,572)...................................                  86,450,605
                                                                       ------------
JAPAN -- (21.3%)
COMMON STOCKS -- (21.3%)
 Acom Co., Ltd.........................................        6,300        432,520
 Aderans Co., Ltd......................................        1,000         34,166
 Advantest Corp........................................        4,170        285,615
 Aeon Credit Service, Ltd..............................        1,000         62,852
 Aiful Corp............................................        3,000        224,576
 Ajinomoto Co., Inc....................................       30,000        337,226
 *#All Nippon Airways Co., Ltd.........................       59,000        167,823
 Alps Electric Co., Ltd................................        7,000         90,249
 Amada Co., Ltd........................................       13,000         69,766
 Amano Corp............................................        3,000         22,240
 Anritsu Corp..........................................        3,000         23,908
 Aoyama Trading Co., Ltd...............................        2,600         29,394
 Ariake Japan Co., Ltd.................................        1,000         40,693
 Asahi Breweries, Ltd..................................       24,000        228,782
 Asahi Chemical Industry Co., Ltd......................       68,000        250,409
 Asahi Glass Co., Ltd..................................       49,000        326,138
                                                            SHARES           VALUE+
                                                            ------           ------
 Asatsu-Dk, Inc........................................        1,700   $     38,493
 *Ashikaga Bank, Ltd...................................       23,000         31,507
 Autobacs Seven Co., Ltd...............................        1,800         51,200
 Avex Inc..............................................        1,000         24,093
 Bank of Yokohama, Ltd.................................       54,000        214,954
 Banyu Pharmaceutical Co., Ltd.........................       10,000        135,616
 Benesse Corp..........................................        5,000         97,099
 Bridgestone Corp......................................       36,000        522,737
 CSK Corp..............................................        3,600        129,669
 Canon, Inc............................................       37,000      1,425,133
 #Capcom Co., Ltd......................................        2,000         54,633
 Casio Computer Co., Ltd...............................       11,000         59,653
 Chiba Bank, Ltd.......................................       32,000        108,815
 Chubu Electric Power Co., Ltd.........................       28,600        489,723
 #Chugai Pharmaceutical Co., Ltd.......................       11,000        128,525
 Citizen Watch Co., Ltd................................       12,000         80,161
 Coca-Cola West Japan Co., Ltd.........................        2,000         39,484
 Cosmo Oil Co., Ltd....................................       26,000         49,025
 Credit Saison Co., Ltd................................        7,600        194,745
 *Dai Nippon Ink & Chemicals, Inc......................       37,000         86,462
 Dai Nippon Printing Co., Ltd..........................       32,000        443,769
 *#Dai Nippon Screen Mfg. Co., Ltd.....................        7,000         37,792
 Daicel Chemical Industries, Ltd.......................       14,000         43,884
 *#Daiei, Inc..........................................       24,000         19,726
 Daifuku Co., Ltd......................................        3,000         13,900
 Dai-Ichi Pharmaceutical Co., Ltd......................       13,000        251,932
 Daikin Industries, Ltd................................       11,000        207,412
 Daimaru, Inc..........................................       12,000         58,501
 Daito Trust Construction Co., Ltd.....................        5,800        101,184
 *Daiwa Bank, Ltd......................................      226,000        171,184
 Daiwa House Industry Co., Ltd.........................       23,000        161,240
 Daiwa Kosho Lease Co., Ltd............................        7,000         16,865
 Daiwa Securities Co., Ltd.............................       56,000        411,988
 Denki Kagaku Kogyo KK.................................       22,000         69,315
 Denso Corp............................................       39,700        624,128
 Dowa Mining Co., Ltd..................................       11,000         59,653
 East Japan Railway Co.................................          173        809,931
 Ebara Corp............................................       13,000         81,184
 Elsai Co., Ltd........................................       12,000        324,897
 Familymart Co., Ltd...................................        2,700         69,403
 #Fanuc, Ltd...........................................       10,300        532,841
 Fast Retailing Co., Ltd...............................        4,000        107,977
 Fuji Electric Co., Ltd................................       20,000         64,786
 Fuji Photo Film Co., Ltd..............................       21,000        659,948
 Fuji Soft ABC, Inc....................................        1,000         40,129
 Fujikura, Ltd.........................................       17,000         72,328
 Fujisawa Pharmaceutical Co., Ltd......................       12,000        301,690
 Fujitsu Support & Service, Inc........................        2,000         48,992
 Fujitsu, Ltd..........................................       86,000        630,617
 Fukuoka Bank, Ltd.....................................       30,000        111,200
 Furukawa Electric Co., Ltd............................       30,000        140,209
 General Sekiyu KK.....................................       24,000        206,349
 Gunma Bank, Ltd.......................................       20,000         87,348
 Gunze, Ltd............................................        8,000         30,943
 Hankyu Department Stores, Inc.........................        7,000         54,714
 Hino Motors, Ltd......................................       22,000         62,046
 Hirose Electric Co., Ltd..............................        1,900        163,512
 Hitachi Cable, Ltd....................................       10,000         52,619
 Hitachi Software Engineering Co., Ltd.................        2,000         78,968
 *Hitachi Zosen Corp...................................       40,000         27,075
 Hitachi, Ltd..........................................      139,000      1,052,854

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hokuriku Bank, Ltd...................................       38,000   $     61,853
 Honda Motor Co., Ltd..................................       40,200      1,716,831
 House Foods Corp......................................        4,000         40,225
 Hoya Corp.............................................        5,000        371,070
 Isetan Co., Ltd.......................................       10,000        114,423
 *Ishihara Sangyo Kaisha, Ltd..........................       12,000         20,886
 Ishikawajima-Harima Heavy Industries Co., Ltd.........       58,000        102,352
 Ito En, Ltd...........................................        1,000         38,839
 Itochu Corp...........................................       64,000        243,415
 Itochu Techno-Science Corp............................        2,000         82,030
 Ito-Yokado Co., Ltd...................................       17,000        904,104
 JGC Corp..............................................       12,000         91,377
 *#Japan Air Lines Co., Ltd............................       84,000        250,442
 Japan Energy Corp.....................................       53,000         91,394
 Joyo Bank, Ltd........................................       39,000        104,335
 Jsr Corp., Tokyo......................................        7,000         62,046
 Jusco Co., Ltd........................................       15,000        435,130
 Kadokawa Shoten Publishing Co., Ltd...................        1,000         18,856
 #Kajima Corp..........................................       40,000        123,126
 #Kaken Pharmaceutical Co., Ltd........................        3,000         18,034
 Kamigumi Co., Ltd.....................................       10,000         41,901
 *Kanebo, Ltd..........................................       19,000         35,060
 Kaneka Corp...........................................       17,000        116,438
 Kansai Electric Power Co., Inc........................       42,400        608,151
 Kao Corp..............................................       26,000        608,618
 Katokichi Co., Ltd....................................        2,000         36,906
 *Kawasaki Heavy Industries, Ltd.......................       67,000         97,179
 Kawasaki Kisen Kaisha, Ltd............................       23,000         32,063
 *Kawasaki Steel Corp..................................      146,000        185,881
 Keihin Electric Express Railway Co., Ltd..............       24,000        106,172
 Keio Electric Railway Co., Ltd........................       25,000        122,078
 Keyence Corp..........................................        1,600        348,104
 Kikkoman Corp.........................................        9,000         55,842
 Kinden Corp...........................................        9,000         42,860
 *Kinki Nippon Railway Co., Ltd........................       78,280        259,250
 Kirin Brewery Co., Ltd................................       41,000        338,306
 Kokuyo Co., Ltd.......................................        6,000         66,720
 Komatsu, Ltd..........................................       46,000        164,947
 Komori Corp...........................................        2,000         24,271
 Konami Co., Ltd.......................................        6,200        140,136
 Konica Corp...........................................       16,000        110,362
 Koyo Seiko Co.........................................        6,000         31,910
 Kubota Corp...........................................       68,000        220,273
 Kuraray Co., Ltd......................................       17,000        116,438
 Kureha Chemical Industry Co., Ltd.....................        8,000         25,399
 Kurita Water Industries, Ltd..........................        5,000         65,068
 Kyocera Corp..........................................        8,200        661,414
 Kyowa Exeo Corp.......................................        5,000         25,020
 Kyowa Hakko Kogyo Co., Ltd............................       19,000        109,468
 Kyushu Electric Power Co., Inc........................       18,400        264,804
 Lawson Inc............................................        4,000        125,704
 Mabuchi Motor Co., Ltd................................        1,800        194,358
 *Makino Milling Machine Co., Ltd......................        3,000         12,522
 Makita Corp...........................................        7,000         45,914
 *#Marubeni Corp.......................................       72,000         77,163
 Marui Co., Ltd........................................       17,000        233,834
 Matsushita Communication Industrial Co., Ltd..........        7,000        280,337
 Matsushita Electric Industrial Co., Ltd...............       87,000      1,212,805
                                                            SHARES           VALUE+
                                                            ------           ------
 Matsushita Electric Works, Ltd........................       27,000   $    221,481
 Meiji Milk Products Co., Ltd..........................       10,000         31,426
 Meiji Seika Kaisha, Ltd. Tokyo........................       17,000         66,575
 Meitec Corp...........................................        1,000         33,441
 *Millea Holdings, Inc.................................           65        560,432
 Minebea Co., Ltd......................................       18,000        117,775
 *Mitsubishi Chemical Corp.............................      103,000        253,141
 Mitsubishi Corp.......................................       65,000        496,532
 *Mitsubishi Electric Corp.............................       89,000        432,447
 Mitsubishi Estate Co., Ltd............................       54,000        478,643
 Mitsubishi Gas Chemical Co., Inc......................       18,000         36,696
 Mitsubishi Heavy Industries, Ltd......................      141,000        494,236
 Mitsubishi Logistics Corp.............................        7,000         54,883
 *Mitsubishi Materials Corp............................       50,000        110,797
 *Mitsubishi Paper Mills, Ltd..........................       13,000         21,684
 Mitsubishi Rayon Co., Ltd.............................       30,000         97,663
 Mitsubishi Tokyo Financial Group, Inc.................          239      1,865,448
 Mitsui & Co., Ltd.....................................       66,000        437,693
 Mitsui Chemicals, Inc.................................       30,000        166,075
 *Mitsui Engineering and Shipbuilding Co., Ltd.........       17,000         24,383
 Mitsui Fudosan Co., Ltd...............................       34,000        316,436
 Mitsui Marine & Fire Insurance Co., Ltd...............       56,790        318,956
 Mitsui Mining and Smelting Co., Ltd...................       26,000         88,412
 Mitsui O.S.K. Lines, Ltd..............................       46,000        106,011
 #Mitsui Trust Holdings................................       35,000         66,841
 #Mitsukoshi, Ltd......................................       23,000         71,168
 Mitsumi Electric Co., Ltd.............................        2,000         34,246
 Mizuho Holdings, Inc..................................          243        599,175
 Mori Seiki Co., Ltd...................................        4,000         36,841
 Murata Manufacturing Co., Ltd.........................       11,000        756,079
 #NEC Corp.............................................       69,000        514,300
 NGK Insulators, Ltd...................................       16,000        132,022
 NGK Spark Plug Co., Ltd...............................       11,000         91,031
 *NKK Corp.............................................      132,000        127,638
 NOF Corp..............................................        8,000         18,243
 NSK, Ltd..............................................       23,000        107,679
 NTN Corp..............................................       22,000         86,333
 *NTT Docomo, Inc......................................          370      1,001,767
 Namco, Ltd............................................        2,200         42,901
 #Nichiei Co., Ltd.....................................        2,100         13,774
 Nichirei Corp.........................................       13,000         44,939
 Nidec Corp............................................        3,000        221,191
 Nikko Cordial Corp....................................       71,000        426,798
 #Nikon Corp...........................................       16,000        187,074
 Nintendo Co., Ltd., Kyoto.............................        5,900        825,805
 Nippon COMSYS Corp....................................        5,000         34,045
 Nippon Express Co., Ltd...............................       51,000        251,916
 Nippon Kayaku Co., Ltd................................        5,000         22,764
 Nippon Light Metal Co., Ltd...........................       24,000         23,014
 Nippon Meat Packers, Inc., Osaka......................       10,000        116,035
 Nippon Mitsubishi Oil Corp............................       69,000        371,964
 Nippon Sanso Corp.....................................        8,000         28,686
 Nippon Sheet Glass Co., Ltd...........................       20,000         79,935
 Nippon Shinpan Co., Ltd...............................        6,000         10,395
 Nippon Shokubai Co., Ltd..............................        9,000         44,238
 Nippon Steel Corp.....................................      284,000        462,270
 Nippon Suisan Kaisha, Ltd.............................       13,000         20,427
 Nippon Telegraph & Telephone Corp.....................          670      3,061,142
 Nippon Unipac Holding.................................           42        236,904
 Nippon Yusen KK.......................................       57,000        208,983

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Nishimatsu Construction Co., Ltd.....................       10,000   $     30,862
 Nissan Chemical Industries, Ltd.......................        7,000         40,048
 Nissan Motor Co., Ltd.................................      166,000      1,178,446
 Nisshin Seifun Group, Inc.............................        9,000         65,777
 Nisshinbo Industries, Inc.............................        9,000         42,208
 Nissin Food Products Co., Ltd.........................        6,000        118,936
 Nitto Denko Corp......................................        8,000        241,739
 Nomura Securities Co., Ltd............................       82,000      1,321,507
 Noritake Co., Ltd.....................................        4,000         15,987
 Obayashi Corp.........................................       33,000        100,249
 Oji Paper Co., Ltd....................................       48,000        248,314
 *Oki Electric Industry Co., Ltd.......................       17,000         41,096
 *Okuma Corp...........................................        5,000         10,153
 Okumura Corp..........................................       11,000         33,416
 Olympus Optical Co., Ltd..............................       12,000        177,920
 Omron Corp............................................       11,000        176,655
 Onward Kashiyama Co., Ltd.............................        8,000         82,320
 Oracle Corp. Japan....................................        4,000        206,606
 *#Orient Corp.........................................       31,000         29,226
 Oriental Land Co., Ltd................................        4,000        273,649
 Orix Corp.............................................        3,860        340,897
 Osaka Gas Co., Ltd....................................      103,000        252,311
 Paris Miki, Inc.......................................        1,000         21,474
 Penta-Ocean Construction Co., Ltd.....................       16,000         15,987
 Pioneer Electronic Corp...............................        8,000        150,523
 Promise Co., Ltd......................................        5,000        277,194
 Q.P. Corp.............................................        6,000         49,557
 Ricoh Co., Ltd., Tokyo................................       27,000        528,683
 Rohm Co., Ltd.........................................        5,000        741,333
 SMC Corp..............................................        3,000        350,522
 *Saizeriya Co., Ltd...................................        1,000         36,583
 Sanden Corp...........................................        3,000          9,790
 Sankyo Co., Ltd.......................................       19,000        283,391
 Sanrio Co., Ltd.......................................        3,000         29,734
 Sanwa Shutter Corp....................................        4,000         11,281
 Sanyo Electric Co., Ltd...............................       78,000        348,830
 Sapporo Breweries, Ltd................................       11,000         33,682
 Secom Co., Ltd........................................       10,000        513,293
 *#Sega Enterprises, Ltd...............................        7,300        182,352
 Seino Transportation Co., Ltd.........................        3,000         17,671
 *#Seiyu, Ltd..........................................       12,000         53,666
 Sekisui Chemical Co., Ltd.............................       20,000         67,526
 Sekisui House, Ltd....................................       30,000        224,092
 Seven-Eleven Japan Co., Ltd...........................       32,000      1,392,417
 Seventy-seven (77) Bank, Ltd..........................       16,000         63,948
 Sharp Corp. Osaka.....................................       49,000        634,509
 Shimachu Co., Ltd.....................................        1,000         18,936
 Shimamura Co., Ltd....................................        1,700        124,657
 Shimano, Inc..........................................        5,000         68,936
 Shimizu Corp..........................................       38,000        136,260
 Shin-Etsu Chemical Co., Ltd...........................       18,300        737,304
 Shionogi & Co., Ltd...................................       15,000        203,786
 Shiseido Co., Ltd.....................................       19,000        251,086
 Shizuoka Bank, Ltd....................................       31,000        197,589
 *Showa Denko KK.......................................       49,000         86,470
 Showa Shell Sekiyu KK.................................       18,000        118,355
 Skylark Co., Ltd......................................        5,000        114,826
 *Snow Brand Milk Products Co., Ltd....................       10,000         10,878
 #Softbank Corp........................................       15,800        248,266
 Sony Corp.............................................       38,900      2,256,876
 Stanley Electric Co., Ltd.............................        7,000         71,523
 Sumitomo Bakelite Co., Ltd............................        9,000         65,270
                                                            SHARES           VALUE+
                                                            ------           ------
 Sumitomo Bank, Ltd....................................      238,400   $  1,335,109
 Sumitomo Chemical Co., Ltd............................       77,000        356,146
 Sumitomo Corp.........................................       50,000        330,780
 Sumitomo Electric Industries, Ltd.....................       35,000        276,670
 Sumitomo Forestry Co., Ltd............................        6,000         37,034
 *Sumitomo Heavy Industries, Ltd.......................       17,000         19,726
 *Sumitomo Metal Industries, Ltd. Osaka................      163,000         69,613
 Sumitomo Metal Mining Co., Ltd........................       24,000        113,134
 Sumitomo Osaka Cement Co., Ltd........................       14,000         23,803
 Sumitomo Realty & Development Co., Ltd................       15,000         99,597
 Sumitomo Trust & Banking Co., Ltd.....................       56,000        314,519
 Suruga Bank, Ltd......................................        7,000         31,813
 Suzuken Co., Ltd......................................        2,000         47,542
 TDK Corp..............................................        5,000        284,043
 THK Co., Ltd..........................................        4,000         88,799
 Taiheiyo Cement Corp..................................       45,000         84,850
 Taisei Corp...........................................       46,000        114,907
 Taisho Pharmaceutical Co., Ltd........................       16,000        266,235
 Taiyo Yuden Co., Ltd..................................        5,000         92,264
 Takara Shuzo Co., Ltd.................................       10,000         79,774
 Takashimaya Co., Ltd..................................       12,000         80,257
 Takeda Chemical Industries, Ltd.......................       37,000      1,666,630
 Takefuji Corp.........................................        6,100        416,331
 Takuma Co., Ltd.......................................        2,000         14,762
 Teijin, Ltd...........................................       43,000        160,080
 Teikoku Oil Co., Ltd..................................       12,000         55,890
 Terumo Corp...........................................        9,000        134,600
 *Tobu Railway Co., Ltd................................       36,000        103,561
 Toda Corp.............................................       14,000         32,377
 Toei Co., Ltd.........................................        4,000         11,797
 Toho Co., Ltd.........................................        8,000         90,314
 Tohuku Electric Power Co., Inc........................       21,200        276,060
 Tokyo Broadcasting System, Inc........................        8,000        174,052
 *Tokyo Dome Corp......................................        4,000         11,120
 Tokyo Electric Power Co., Ltd.........................       56,700      1,187,906
 Tokyo Electron, Ltd...................................        7,300        492,938
 Tokyo Gas Co., Ltd....................................      117,000        320,546
 Tokyo Style Co., Ltd..................................        4,000         35,810
 Tokyu Corp............................................       53,000        222,078
 Toppan Printing Co., Ltd..............................       31,000        345,719
 Toray Industries, Inc.................................       66,000        192,521
 Toshiba Corp..........................................      140,000        592,261
 Tosoh Corp............................................       22,000         71,619
 Tostem Corp...........................................       15,240        251,747
 Toto, Ltd.............................................       16,000         78,001
 Toyo Information System Co., Ltd......................        2,000         57,856
 Toyo Seikan Kaisha, Ltd...............................        9,300        134,216
 Toyobo Co., Ltd.......................................       26,000         41,482
 Toyoda Automatic Loom Works, Ltd......................       12,000        203,061
 Toyoda Gosei Co., Ltd.................................        3,000         37,590
 Toyota Motor Corp.....................................      152,300      4,160,306
 Trans Cosmos, Inc.....................................        1,000         26,672
 *Trend Micro Inc......................................        5,000        148,267
 Tsubakimoto Chain Co..................................        4,000         12,409
 *#UFJ Holdings, Inc...................................           68        203,156
 UNY Co., Ltd..........................................        9,000        107,695
 *Ube Industries, Ltd..................................       37,000         58,436
 Uni-Charm Corp........................................        3,000        104,915
 Ushio Inc.............................................        5,000         64,021
 Wacoal Corp...........................................        7,000         55,390

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 World Co., Ltd........................................        2,000   $     58,179
 Yakult Honsha Co., Ltd................................        8,000         91,023
 Yamada Denki Co., Ltd.................................        1,000         90,894
 Yamaha Corp...........................................        9,000         88,477
 Yamaha Motor Co., Ltd.................................        6,000         48,058
 Yamanouchi Pharmaceutical Co., Ltd....................       15,000        408,539
 Yamato Transport Co., Ltd.............................       19,000        375,099
 Yamazaki Baking Co., Ltd..............................        9,000         57,075
 Yasuda Fire & Marine Insurance Co., Ltd...............       34,000        224,656
 Yokogawa Electric Corp................................       12,000        104,915
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $101,720,602)..................................                  78,262,490
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $34,826)......................................                      36,090
                                                                       ------------
TOTAL -- JAPAN
  (Cost $101,755,428)..................................                  78,298,580
                                                                       ------------
FRANCE -- (9.6%)
COMMON STOCKS -- (9.6%)
 AXA...................................................       75,264      1,469,574
 Accor SA..............................................        9,340        380,445
 Air Liquide...........................................        3,865        604,042
 Air Liquide Prime Fidelite............................        5,203        813,151
 Alcatel SA............................................       53,300        632,396
 Alstom SA.............................................        9,900        124,769
 Altran Technologies SA................................        4,100        201,861
 #Arcelor SA...........................................       10,700        152,045
 *Atos Origin..........................................        2,000        119,863
 Aventis...............................................       34,465      2,398,792
 BNP Paribas SA........................................       38,738      2,180,481
 Bouygues..............................................       14,570        430,952
 *Business Objects SA..................................        2,800         82,191
 Cap Gemini SA.........................................        5,850        288,021
 Carrefour.............................................       31,150      1,570,028
 Casino Guichard Perrachon.............................        4,400        362,354
 *Castorama Dubois Investissements SA..................        4,400        277,058
 Cie de Saint-Gobain...................................        3,784        671,680
 Cie Generale D'Optique Essilor Intenational SA........        4,300        173,625
 *Club Mediterranee SA.................................          700         24,557
 *Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................        1,090        131,873
 Dassault Systemes SA..................................        5,000        200,955
 Eurafrance............................................        2,047        113,050
 France Telecom SA.....................................       50,752        984,799
 Gecina SA.............................................          784         76,174
 Generale des Establissements Michelin SA Series B.....        5,909        230,753
 Groupe Danone.........................................        6,542        903,934
 Imerys SA.............................................          600         70,460
 L'Oreal...............................................       29,700      2,124,025
 LVMH (Louis Vuitton Moet Hennessy)....................       21,535      1,141,744
 Lafarge Prime Fidelity................................        3,398        340,152
 Lafarge SA Prime Fidelite.............................        4,689        469,386
 Lagardere S.C.A. SA...................................        6,500        293,487
 Pechiney SA Series A..................................        3,355        180,226
 Pernod-Ricard SA......................................        2,660        238,940
 Peugeot SA............................................       11,400        601,743
                                                            SHARES           VALUE+
                                                            ------           ------
 Pinault Printemps Redoute SA..........................        5,200   $    642,719
 Publicis Groupe.......................................        6,100        184,985
 SGE (Societe Generale d'Enterprise SA)................        3,540        220,921
 Sanofi Synthelabo.....................................       32,056      1,945,120
 Schneider SA..........................................        9,499        488,088
 Seb Prime Fid.........................................          300         24,762
 Seb SA Prime Fidelity.................................          600         50,981
 Simco SA..............................................        1,100         92,284
 Societe BIC SA........................................        2,200         85,604
 Societe Generale, Paris...............................       18,928      1,286,458
 Societe Television Francaise 1........................        9,700        297,237
 Sodexho Alliance SA...................................        6,866        237,721
 Suez (ex Suez Lyonnaise des Eaux).....................       44,570      1,266,659
 Thales SA.............................................        7,924        331,280
 *#Thomson Multimedia..................................       12,200        342,615
 Total SA..............................................       30,906      4,819,002
 Unibail SA............................................        1,800        114,351
 Valeo SA..............................................        3,500        155,644
 Vivendi Universal SA..................................       47,636      1,495,314
 Zodiac SA.............................................        2,000         50,598
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,833,341)...................................                  35,191,929
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $5,149).......................................        1,521          1,208
                                                                       ------------
TOTAL -- FRANCE
  (Cost $35,838,490)...................................                  35,193,137
                                                                       ------------
SWITZERLAND -- (8.0%)
COMMON STOCKS -- (7.5%)
 *ABB, Ltd.............................................       57,840        520,526
 Adecco SA.............................................        9,013        592,518
 Alcan Aluminium, Ltd..................................           11            417
 *Ascom Holding AG.....................................          949          8,510
 *Charles Voegele Holding AG...........................          371         13,024
 Ciba Spezialitaetenchemie Holding AG..................        3,476        275,103
 Cie Financiere Richemont AG Series A..................       46,023      1,211,696
 Clariant AG...........................................        7,395        185,020
 *Credit Swisse Group..................................       57,617      2,127,398
 Fischer (Georg) AG, Schaffhausen......................          145         31,559
 Forbo Holding AG, Eglisau.............................          102         33,723
 Givaudan SA, Vernier..................................          398        155,718
 #Holcim, Ltd..........................................        1,939        472,136
 Jelmoli Holding AG, Zuerich...........................           19         17,099
 *#Kudelski SA.........................................        2,060         92,825
 *Kuoni Reisen Holding AG..............................          110         29,558
 *Logitech International SA............................        2,296        111,153
 Lonza Group AG........................................        2,970        225,105
 Nestle SA, Cham und Vevey.............................       19,080      4,633,699
 Novartis AG...........................................      139,066      5,973,526
 *Phonak Holding AG....................................        2,600         45,220
 Publicitas Holding SA, Lausanne.......................          104         26,684
 Roche Holding AG......................................        7,712        817,090
 Roche Holding AG......................................       33,020      2,650,207
 Schindler Holding AG, Hergiswil.......................           21         43,132
 Schindler Holding AG, Hergiswil Partizipsch...........           34         69,442

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Serono SA............................................          563   $    457,078
 Societe Generale de Surveillance Holding SA...........          377        120,071
 *Sulzer AG, Winterthur................................          165         37,386
 *Sulzer Medic AG......................................          482         74,141
 *Swatch Group AG......................................        2,692        250,425
 Swiss Reinsurance Co., Zurich.........................          700         71,373
 #Swisscom AG..........................................        3,545      1,015,915
 Syngenta AG...........................................        4,812        304,057
 Synthes-Stratec Inc...................................          528        330,259
 Tecan Group AG........................................          627         30,634
 *The Swatch Group AG..................................       18,164        352,436
 *UBS AG...............................................       61,722      3,228,373
 Unaxis Holding AG.....................................          555         68,278
 Valora Holding AG.....................................          110         23,169
 #Zurich Versicherungs-Gesellschaft - Allied AG........        4,043        938,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,637,056)...................................                  27,663,683
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Swiss Francs
   (Cost $1,584,249)...................................                   1,584,476
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $25,221,305)...................................                  29,248,159
                                                                       ------------
GERMANY -- (7.0%)
COMMON STOCKS -- (7.0%)
 Adidas-Salomon AG.....................................        1,900        153,897
 Aixtron AG............................................        2,400         34,552
 Allianz AG............................................       11,608      2,581,026
 Altana AG.............................................        5,300        286,195
 BASF AG...............................................       27,650      1,281,253
 Bayer AG..............................................       33,300      1,084,189
 Bayerische Vereinsbank AG.............................       22,748        801,203
 #Beiersdorf AG........................................        3,800        444,474
 Bilfinger & Berger Bau AG, Mannheim...................          800         19,283
 Buderus AG............................................        2,700         67,980
 *Continental AG.......................................        5,300         96,058
 *D. Logistics AG......................................        1,200          1,816
 #DaimlerChrysler AG, Stuttgart........................       43,852      2,167,220
 Deutsche Bank AG......................................       26,988      1,926,292
 Deutsche Lufthansa AG.................................       17,400        237,334
 Deutsche Post AG......................................       42,000        612,506
 #Deutsche Telekom AG..................................      158,620      1,759,003
 Douglas Holding AG....................................        1,500         35,524
 Dyckerhoff AG.........................................          900         12,991
 *Em TV & Merchandising AG.............................        5,900          7,386
 *Epcos AG.............................................        2,800        109,343
 #Fresenius Medical Care AG............................        2,900        148,876
 Gehe AG...............................................        3,500        153,682
 Heidelberger Zement AG, Heidelberg....................        2,300         98,842
 Hochtief AG...........................................        3,160         63,767
 *Infineon Technologies AG.............................       23,600        408,991
 Kamps AG, Duesseldorf.................................        3,500         40,611
 Karstadt Quelle AG....................................        5,350        151,445
 Linde AG..............................................        5,000        250,142
 MAN AG................................................        4,650        108,388
 Merck KGAA............................................        1,900         53,252
 Metro AG..............................................       13,840        455,778
                                                            SHARES           VALUE+
                                                            ------           ------
 Munchener Rueckversicherungs-Gesellschaft AG..........        7,700   $  1,761,722
 *Preussag AG..........................................        7,336        186,417
 Rwe AG (Neu)..........................................          800         24,963
 #Rwe AG (NEU) Series A................................       24,050        913,342
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................       11,900      1,265,165
 *SGL Carbon AG........................................          700         15,499
 Schering AG...........................................        9,000        537,281
 Siemens AG............................................       38,825      2,433,840
 Software AG...........................................          700         10,398
 ThyssenKrupp AG.......................................       23,400        379,948
 #Veba AG..............................................       33,298      1,738,953
 Volkswagen AG.........................................       14,220        767,866
 *WCM Beteiligungs AG..................................       11,608        103,024
                                                                       ------------
TOTAL -- GERMANY
  (Cost $32,249,030)...................................                  25,791,717
                                                                       ------------
NETHERLANDS -- (5.4%)
COMMON STOCKS -- (5.4%)
 ABN-AMRO Holding NV...................................       73,407      1,418,929
 AKZO Nobel NV.........................................       13,300        599,524
 Aegon NV..............................................       67,457      1,449,482
 Buhrmann NV...........................................        5,898         69,428
 Elsevier NV...........................................       34,300        466,246
 *Getronics NV.........................................       11,878         26,854
 Hagemeyer NV..........................................        4,866         95,921
 Heineken NV...........................................       18,262        785,151
 IHC Caland NV.........................................        1,143         66,846
 Ing Groep NV..........................................       92,810      2,454,667
 KLM (Koninklijke Luchtvaart Mij) NV...................        2,377         32,333
 Koninklijke Ahold NV..................................       42,758        916,765
 *Koninklijke KPN NV...................................      105,076        461,381
 Koninklijke Philips Electronics NV....................       61,312      1,909,717
 Koninklijke Vendex KBB NV.............................        4,178         57,066
 *Koninklijke Vopak NV.................................        1,700         31,923
 *Norit NV.............................................       21,750        415,741
 Oce NV................................................        2,991         35,767
 Royal Dutch Petroleum Co., Den Haag...................       99,100      5,545,726
 TNT Post Groep NV.....................................       22,270        454,600
 Unilever NV...........................................       26,542      1,743,199
 *United Pan-Europe Communications NV Series A.........       21,200          2,575
 Vedior NV, Amsterdam..................................        7,245        103,435
 Vnu NV................................................       11,467        355,669
 Wolters Kluwer NV.....................................       13,399        277,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,169,470)...................................                  19,776,591
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................       19,200        101,526
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $20,283,901)...................................                  19,878,117
                                                                       ------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Acea SpA..............................................        4,000         26,271
 *#Alitalia Linee Aeree Italiane SpA Series A..........       50,000         33,633
 #Alleanza Assicurazioni SpA...........................       13,612        130,856

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Assicurazioni Generali SpA, Trieste..................       51,014   $  1,191,482
 *Autogrill SpA, Novara................................       10,000        113,230
 #Autostrade Concessioni e Costruzioni Autostrade SpA
   Series A............................................       47,000        382,010
 Banca di Roma SpA.....................................       54,750        131,199
 Banca Fideuram SpA....................................       15,000        103,700
 *Banca Nazionale del Lavoro SpA.......................       42,000         86,127
 *Banca Popolare di Milano.............................        9,520         39,489
 Benetton Group SpA....................................        6,950         87,655
 *Bipop-Carire SpA.....................................       38,000         61,772
 Bulgari SpA...........................................       10,000         73,805
 #Credito Italiano.....................................      204,000        910,995
 Eni SpA...............................................      163,000      2,482,179
 Ente Nazionale per L'Energia Elettrica SpA............      247,000      1,472,230
 Fiat SpA..............................................       15,667        187,350
 Fiat SpA..............................................        3,000         24,972
 Gruppo Editoriale L'espresso SpA......................       16,000         64,425
 Intesabci SpA.........................................      212,627        629,703
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....        4,680         42,629
 Italgas Sta Italiana Per Il Gas SpA...................       13,500        136,086
 Luxottica Group SpA...................................        7,000        139,818
 #Mediaset SpA.........................................       48,000        383,860
 Mediobanca SpA........................................       25,000        238,932
 Mediolanum SpA........................................       14,000        104,111
 Mondadori (Arnoldo) Editore SpA.......................       10,500         69,844
 #Parmalat Finanziaria SpA.............................       28,600         88,173
 #Pirelli SpA..........................................       70,000         95,087
 #RAS SpA (Riunione Adriatica di Sicurta)..............       29,303        364,101
 Rinascente per l'Esercizio di Grande Magazzini SpA....       10,000         35,688
 #SAI SpA (Sta Assicuratrice Industriale), Torino......        2,000         31,540
 SNIA SpA..............................................       20,400         39,832
 #San Paolo-IMI SpA....................................       55,607        535,087
 *Seat Pagine Gialle SpA, Torino.......................       11,060          8,969
 Sirti SpA.............................................        4,000          4,223
 #Telecom Italia Mobile SpA............................      331,740      1,403,958
 #Telecom Italia SpA, Torino...........................      212,500      1,707,322
 *Tiscali SpA..........................................       13,000         99,104
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,777,231)...................................                  13,761,447
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)...........................................        1,677            768
                                                                       ------------
TOTAL -- ITALY
  (Cost $15,777,231)...................................                  13,762,215
                                                                       ------------
AUSTRALIA -- (3.7%)
COMMON STOCKS -- (3.7%)
 AMP, Ltd..............................................       50,815        486,117
 Amcor, Ltd............................................       30,179        154,602
 Aristocrat Leisure, Ltd...............................       17,000         57,257
 Australia & New Zealand Banking Group, Ltd............       68,506        756,180
 Australian Gas Light Co...............................       16,724         93,248
 Australian Stock Exchange, Ltd........................        3,400         26,713
 BRL Hardy, Ltd........................................        5,878         32,707
 Boral, Ltd............................................       25,895         56,580
                                                            SHARES           VALUE+
                                                            ------           ------
 Brambles Industries, Ltd..............................       41,993   $    216,074
 Broken Hill Proprietary Co., Ltd......................      169,547      1,036,515
 CSL, Ltd..............................................        7,033        147,300
 CSR, Ltd..............................................       41,566        154,820
 Coca-Cola Amatil, Ltd.................................       33,083        113,298
 Cochlear, Ltd.........................................        2,000         43,077
 Coles Myer, Ltd.......................................       54,585        205,165
 Commonwealth Bank of Australia........................       57,383      1,088,153
 Computershare, Ltd....................................       21,742         24,245
 *Deutsche Office Trust................................       44,700         33,147
 Fosters Brewing Group, Ltd............................       93,417        247,476
 Futuris Corp., Ltd....................................       13,997         12,122
 General Property Trust................................       72,621        113,869
 Goodman Fielder, Ltd..................................       44,342         40,913
 Harvey Norman Holdings, Ltd...........................       46,881         80,939
 Iluka Resources, Ltd..................................        8,599         25,263
 *James Hardies Industries NV..........................       18,584         63,854
 John Fairfax Holdings, Ltd............................       29,385         59,382
 Leighton Holdings, Ltd................................       11,805         71,167
 Lend Lease Corp., Ltd.................................       19,224        112,410
 MIM Holdings..........................................       88,699         60,753
 Macquarie Bank, Ltd...................................        8,800        161,146
 Macquarie Infrastructure Group........................       66,279        121,183
 Mayne Nickless, Ltd...................................       35,791         86,509
 Mirvac, Ltd...........................................       24,964         59,068
 National Australia Bank, Ltd..........................       70,886      1,451,747
 Newcrest Mining, Ltd..................................        7,154         32,802
 News Corp., Ltd.......................................      118,923        720,297
 News Corp., Ltd.......................................       86,833        619,323
 Normandy Mining Corp..................................       34,425        102,694
 Nrma Insurance Group, Ltd.............................       62,100        116,002
 Onesteel, Ltd.........................................       19,675         14,256
 Orica, Ltd............................................        9,738         50,878
 Origin Energy, Ltd....................................       28,786         56,216
 *Pacific Dunlop, Ltd..................................        7,945         30,132
 Paperlinx, Ltd........................................       14,731         43,861
 Publishing and Broadcasting, Ltd......................       29,950        157,667
 QBE Insurance Group, Ltd..............................       26,972        112,676
 Rio Tinto, Ltd........................................       22,544        448,302
 Santos, Ltd...........................................       25,735         90,319
 Sonic Healthcare, Ltd.................................       11,443         34,330
 Sons of Gwalia, Ltd...................................        5,552         21,842
 Southcorp, Ltd........................................       29,805         99,541
 Stockland Trust Group.................................       30,030         78,024
 Suncorp-Metway, Ltd...................................       23,461        166,004
 Tab, Ltd..............................................       16,900         29,656
 Tabcorp Holdings, Ltd.................................       15,910        109,333
 Telstra Corp., Ltd....................................      294,000        787,173
 *Transurban Group.....................................       20,700         51,791
 WMC, Ltd..............................................       48,907        267,707
 Wesfarmers, Ltd.......................................       16,605        270,703
 Westfield Holdings, Ltd...............................       25,007        225,496
 Westfield Trust.......................................       58,100        111,162
 *Westfield Trust (Property Trust).....................        2,128          3,987
 Westpac Banking Corp..................................       80,676        755,795
 Woodside Petroleum, Ltd...............................       21,159        168,161
 Woolworths, Ltd.......................................       46,503        342,205
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,038,998)...................................                  13,611,334
                                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights 06/30/02
   (Cost $0)...........................................        9,878   $          0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $12,038,998)...................................                  13,611,334
                                                                       ------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Acerinox SA...........................................        2,600        103,938
 Aguas de Barcelona SA.................................        6,071         77,647
 Autopistas Concesionaria Espanola SA..................       12,811        135,005
 Banco Bilbao Vizcaya SA...............................      142,800      1,722,314
 Banco Santander Central Hispanoamerica SA.............      208,184      1,923,542
 *Coporacion Financiera Reunida SA.....................        6,070         77,237
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................        6,600         47,231
 Cortefiel SA..........................................        2,000         11,958
 Ebro Puleva SA........................................        5,520         64,617
 Empresa Nacional de Celulosa SA.......................        1,100         17,624
 Endesa SA, Madrid.....................................       46,400        719,588
 Faes Farma SA.........................................        1,650         20,471
 *Faes Farma SA Issue 02...............................          165          2,033
 Fomento de Construcciones y Contratas SA..............        6,000        150,226
 Gas Natural SA, Buenos Aires..........................       20,000        373,696
 Grupo Dragados SA, Madrid.............................        8,700        154,430
 Iberdrola SA..........................................       40,200        559,590
 *Industria de Diseno Textil SA........................       25,100        520,342
 Inmobiliaria Urbis SA.................................        4,700         29,375
 Metrovacesa SA........................................        2,136         45,379
 #OCP Construcciones SA, Madrid........................        2,700         89,572
 Portland Valderrivas SA...............................          900         27,327
 Promotora de Informaciones SA.........................        8,600         84,362
 Prosegur Cia de Seguridad SA..........................        1,800         26,654
 Repsol SA.............................................       53,500        628,771
 *Societe General de Aguas de Barcelona SA Issue 01....           60            751
 Sol Melia SA..........................................        8,400         63,016
 Tabacalera SA.........................................       12,900        277,430
 *Tele Pizza SA........................................        7,000          8,567
 *Telefonica de Espana SA..............................      221,582      2,345,429
 Telefonica Publicidad e Informacion SA................       14,600         68,199
 *Terra Networks SA....................................       29,400        174,962
 Union Fenosa SA.......................................       12,800        229,957
 Vallehermoso SA.......................................        5,400         49,995
 Zardoya Otis SA.......................................        6,853         86,432
 *Zeltia SA............................................        8,400         73,375
                                                                       ------------
TOTAL -- SPAIN
  (Cost $11,065,317)...................................                  10,991,042
                                                                       ------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (1.9%)
 Assa Abloy AB Series B................................       15,600        212,250
 Atlas Copco AB Series A...............................        6,300        150,731
 Atlas Copco AB Series B...............................        2,600         59,403
 Billerud AB...........................................        3,282         32,522
 Drott Series AB.......................................        4,700         53,330
 Electrolux AB Series B................................       18,500        338,142
 Gambro AB Series A....................................       11,300         77,163
                                                            SHARES           VALUE+
                                                            ------           ------
 Gambro AB Series B....................................        2,700   $     18,437
 Graenges AB...........................................        1,100         18,976
 Hennes & Mauritz AB Series B..........................       35,100        652,369
 Hoeganges AB Series B.................................        1,300         27,366
 Holmen AB Series B....................................        3,700         97,833
 *Modern Times Group AB Series B.......................        1,800         32,161
 *Netcom AB Series B...................................        5,400         99,810
 Nobelpharma AB........................................        1,200         78,862
 Nordic Baltic Holdings AB.............................      143,448        824,879
 Om AB.................................................        2,500         20,280
 SSAB Swedish Steel Series A...........................        3,500         41,870
 Sandvik AB............................................       12,400        286,491
 Securitas AB Series B.................................       16,500        313,446
 Skandia Insurance AB..................................       47,700        223,352
 Skandinaviska Enskilda Banken Series A................       32,400        322,719
 Skanska AB Series B...................................       19,500        135,159
 Svenska Cellulosa AB Series B.........................       10,800        375,951
 Svenska Handelsbanken Series A........................       34,200        535,554
 Svenska Kullagerfabriken AB Series A..................        2,300         57,745
 Svenska Kullagerfabriken AB Series B..................        2,500         62,381
 Swedish Match AB (Frueher Svenska Taendsticks AB).....       15,500        123,351
 *Telefon AB L.M. Ericsson Series A....................       12,000         28,341
 *Telefon AB L.M. Ericsson Series B....................      388,900        870,566
 #Telia AB.............................................      144,300        365,991
 Trelleborg AB Series B................................        2,200         21,574
 Volvo AB Series A.....................................        6,600        116,907
 Volvo AB Series B.....................................       14,100        262,063
 WM-Data AB Series B...................................        8,500         19,028
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,125,514)....................................                   6,957,003
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona
   (Cost $287,224).....................................                     290,057
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $9,412,738)....................................                   7,247,060
                                                                       ------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
 ASM Pacific Technology, Ltd...........................       12,000         28,463
 Amoy Properties, Ltd..................................      113,500        130,240
 Bank of East Asia, Ltd................................       52,571        114,246
 CLP Holdings, Ltd.....................................       89,400        364,495
 Cathay Pacific Airways, Ltd...........................      123,000        196,337
 Cheung Kong Holdings, Ltd.............................       85,600        792,937
 Cheung Kong Infrastructure Holdings, Ltd..............       88,000        146,110
 Esprit Holdings, Ltd..................................       28,541         53,243
 Giordano International, Ltd...........................       40,000         23,719
 Hang Lung Development Co., Ltd........................       40,000         37,951
 Hang Seng Bank, Ltd...................................       70,600        780,712
 Henderson Land Development Co., Ltd...................       69,000        296,361
 Hong Kong and Shanghai Hotels, Ltd....................       27,500         13,927
 Hong Kong Electric Holdings, Ltd......................       83,707        325,186
 Hong Kong Exchanges & Clearing, Ltd...................       18,000         32,540
 Hutchison Whampoa, Ltd................................      157,500      1,317,614

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hysan Development Co., Ltd............................       39,135   $     39,889
 Johnson Electric Holdings, Ltd........................      148,000        203,036
 Li & Fung, Ltd........................................      110,000        162,188
 New World Development Co., Ltd........................       87,860         72,657
 Oriental Press Group, Ltd.............................       69,600         10,619
 *#Pacific Century Cyberworks, Ltd.....................      881,326        218,083
 Shangri-La Asia, Ltd..................................       76,000         58,464
 #Sino Land Co., Ltd...................................      132,916         48,994
 South China Morning Post (Holdings), Ltd..............       60,000         36,156
 Sung Hungkai Properties, Ltd..........................       88,706        696,604
 Swire Pacific, Ltd. Series A..........................       37,000        203,510
 Television Broadcasts, Ltd............................       15,000         70,773
 Varitronix International, Ltd.........................        9,147          6,450
 Wharf Holdings, Ltd...................................       98,542        232,470
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,626,517)....................................                   6,713,974
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $13,389)......................................                      13,389
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $7,639,906)....................................                   6,727,363
                                                                       ------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Amer-Yhtymae Oyj Series A.............................          800         27,205
 Avestapolarit Oyj.....................................          551          2,703
 Comptel Oyj...........................................        2,997          5,600
 Finnlines Oyj.........................................          700         17,984
 Fortum Oyj............................................       43,717        245,053
 Hartwall Oyj Series A.................................        3,520        103,588
 Instrumentarium Oyj...................................        2,400         61,211
 KCI Konecranes International Oyj......................          700         22,889
 Kemira Oyj............................................        7,700         59,707
 Kesko Oyj.............................................        4,800         51,435
 Kone Corp.............................................        1,800         53,812
 #Metra Oyj Series B...................................        1,600         25,860
 #Metso Oyj............................................        7,044         98,712
 Nokia Oyj.............................................      202,478      2,894,191
 Orion-Yhtyma Oyj Series A.............................        1,200         29,092
 #Orion-Yhtyma Oyj Series B............................        1,100         26,822
 Outokumpu Oyj Series A................................        6,400         70,374
 Pohjola Group P.L.C. Series D.........................        2,200         37,654
 Rautaruukki Oyj Series K..............................        5,100         23,204
 Sampo Insurance Co., Ltd..............................       28,600        227,113
 *Sonera Group Oyj.....................................       57,661        214,938
 Stockmann Oyj AB......................................          600          7,736
 Stora Enso Oyj Series R...............................       37,400        545,072
 Tietoenator Corp......................................        2,800         68,013
 Upm-Kymmene Oyj.......................................       13,400        523,286
 Uponor Oyj Series A...................................        1,400         28,212
                                                                       ------------
TOTAL -- FINLAND
  (Cost $6,455,090)....................................                   5,471,466
                                                                       ------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
 AGFA-Gevaert NV, Mortsel..............................        7,300        118,599
 Barco (New) NV........................................          400         17,676
 Bekaert SA............................................          700         32,698
 Cie Martime Belge SA..................................          300         15,849
                                                            SHARES           VALUE+
                                                            ------           ------
 Colruyt SA Halle......................................        1,700   $     74,026
 D'Ieteren SA..........................................          290         60,959
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................        2,700        139,365
 *#Dexia SA............................................       27,000        429,068
 Electrabel SA.........................................        2,800        617,345
 #Fortis AG............................................       29,579        672,884
 Interbrew SA..........................................        9,900        300,129
 KBC Bancassurance Holding SA..........................       15,700        601,370
 *Omega Pharma SA......................................          500         22,422
 #Solvay SA............................................        4,400        304,394
 #UCB SA...............................................        7,600        291,109
 Union Miniere SA......................................        1,100         46,029
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,345,589)....................................                   3,743,922
                                                                       ------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 *Allgreen Properties, Ltd.............................       41,000         26,388
 #Capitaland, Ltd......................................      115,500         98,899
 *#Chartered Semiconductor Manufacturing, Ltd..........       55,000        123,739
 City Developments, Ltd................................       32,000        105,662
 Creative Technology Co., Ltd..........................        3,000         30,221
 Cycle & Carriage, Ltd.................................        7,047         17,905
 DBS Group Holdings, Ltd...............................       55,000        434,009
 Fraser & Neave, Ltd...................................        9,000         39,287
 Keppel Corp., Ltd.....................................       25,000         56,805
 Keppel Land, Ltd......................................       22,000         19,207
 *Natsteel, Ltd........................................       12,000         10,880
 *Neptune Orient Lines, Ltd............................       23,000         13,773
 Overseas Chinese Banking Corp., Ltd...................       50,300        340,620
 Overseas Union Enterprise, Ltd........................        6,000         22,162
 Parkway Holdings, Ltd.................................       20,000          9,066
 Sembcorp Industries, Ltd..............................       52,000         41,325
 *Sembcorp Logistics, Ltd..............................       39,000         45,835
 Sembcorp Marine, Ltd..................................       55,000         29,088
 Singapore Airlines, Ltd...............................       47,000        334,055
 Singapore Land, Ltd...................................       11,000         22,408
 Singapore Press Holdings..............................       10,000        116,967
 Singapore Technologies Engineering, Ltd...............      132,000        144,793
 Singapore Telecommunications, Ltd.....................      707,000        621,206
 Smrt Corporation, Ltd.................................       59,000         22,453
 *#St Assembly test Services, Ltd......................       38,000         53,805
 United Industrial Corp., Ltd..........................       32,000         12,894
 United Overseas Bank, Ltd.............................       48,000        394,889
 United Overseas Land, Ltd.............................       22,000         21,793
 Venture Manufacturing (Singapore), Ltd................        7,000         63,464
 Wing Tai Holdings, Ltd................................       19,000          7,922
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,604,268)....................................                   3,281,520
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $29,549)......................................                      30,113
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,633,817)....................................                   3,311,633
                                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Bang & Olufsen Holding A.S. Series B..................          290   $      8,640
 Carlsberg A.S. Series A...............................          680         32,998
 Carlsberg A.S. Series B...............................        1,820         97,011
 Coloplast A.S. Series B...............................          970         76,214
 Dampskibsselskabet AF (1912) A.S......................           31        210,446
 Dampskibsselskabet Svendborg A.S......................           21        179,520
 Danisco A.S...........................................        2,450         86,856
 Danske Bank A.S.......................................       34,036        617,780
 *East Asiatic Co., Ltd................................          900         20,705
 *FLS Industries.......................................          890         11,524
 *Gn Great Nordic A.S..................................        9,620         41,723
 Group 4 Falck A.S.....................................        3,480        122,496
 H. Lundbeck A.S.......................................       11,002        269,706
 *ISS A.S..............................................        1,763         92,311
 Koebenhavns Lufthavne.................................          280         23,056
 *Navision Software A.S................................          866         32,280
 *Neg Micon A.S........................................        2,460         80,561
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........        1,100         12,791
 Novo-Nordisk A.S. Series B............................       14,150        451,829
 Novozymes A.S. Series B...............................        2,830         62,616
 *Sas Danmark A.S......................................        1,980         13,690
 Sparkasse Regensburg..................................          880         25,445
 #TK Development.......................................          614         10,189
 Tele Danmark A.S......................................       10,210        266,977
 *Topdanmark A.S.......................................        1,300         40,449
 Vestas Wind Systems A.S...............................        4,400        132,754
 *William Demant Holding...............................        3,260         90,162
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,330,952)....................................                   3,110,729
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................       51,684        719,450
 Bank of Ireland P.L.C.................................       17,930        231,163
 CRH P.L.C.............................................       29,733        524,999
 DCC P.L.C.............................................        4,814         54,509
 *Elan Corp. P.L.C.....................................        9,909        100,905
 Greencore Group P.L.C.................................        5,332         15,841
 Independent News & Media P.L.C........................       29,717         60,245
 *Iona Technologies P.L.C..............................        1,178         11,886
 Irish Permanent P.L.C.................................       12,643        190,993
 Jefferson Smurfit Group P.L.C.........................       60,968        181,129
 Jurys Hotel Group P.L.C...............................        2,694         26,427
 Kerry Group P.L.C.....................................        9,689        139,398
 *Ryanair Holdings P.L.C...............................       32,702        183,003
 Waterford Wedgwood P.L.C..............................       42,263         25,664
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,644,926)....................................                   2,465,612
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................        3,400         71,293
 #Den Norske Bank ASA Series A.........................       36,500        189,060
 *Kvaerner ASA.........................................       15,096         16,957
 *Merkantildata ASA....................................        6,800          4,923
 *Nera ASA.............................................        6,300          9,829
 #Norsk Hydro ASA......................................       15,700        789,701
 Norske Skogindustrier ASA Series A....................        5,000         94,857
                                                            SHARES           VALUE+
                                                            ------           ------
 *Opticom ASA..........................................          600   $     13,929
 #Orkla ASA Series A...................................       11,471        226,928
 *Petroleum Geo Services ASA...........................        4,600         17,970
 Schibsted ASA.........................................        2,700         33,194
 Smedvig ASA Series A..................................        3,800         32,251
 *Storebrand ASA.......................................       14,500         94,109
 *Tandberg ASA Series A................................        5,600         68,497
 *Tandberg Television ASA..............................        2,800          6,221
 #Telenor ASA..........................................       29,735        113,195
 Tomra Systems ASA.....................................        9,200         63,155
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,870,149)....................................                   1,846,069
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $37,359)......................................                      38,098
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,907,508)....................................                   1,884,167
                                                                       ------------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 BPI SGPS SA...........................................       37,462         86,096
 *BPI SGPS SA Baby Shares..............................        6,636         14,693
 Banco Comercial Portugues SA..........................      116,419        396,986
 Banco Espirito Santo e Comercial de Lisboa............       16,320        176,863
 Brisa Auto Estradas de Portugal SA....................       13,500         73,403
 *Cimpor Cimentos de Portugal SA.......................        6,180        118,070
 *Electricidade de Portugal SA.........................      117,800        249,821
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        5,600         38,453
 *PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS SA..................................        4,000         35,127
 Portugal Telecom SA...................................       62,730        457,118
 *Sonae SGPS SA........................................      108,923         75,302
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,335,754)....................................                   1,721,932
                                                                       ------------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
 *Euro Currency
   (Cost $1,102,615)...................................                   1,102,604
                                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 Alpha Credit Bank.....................................        7,170        104,898
 Athens Water & Sewerage Public Co.....................        4,100         20,761
 *Attica Enterprises S.A. Holdings.....................        3,130         10,819
 Bank of Piraeus S.A...................................        6,510         44,155
 *Commercial Bank of Greece............................        1,200         28,072
 EFG Eurobank Ergasias S.A.............................       11,390        152,379
 Hellenic Bottling Co., S.A............................        9,200        145,255
 Hellenic Duty Free Shops S.A..........................        2,000         13,715
 Hellenic Petroleum S.A................................       10,100         57,747
 Hellenic Technodomiki S.A.............................        3,900         23,464
 *Hellenic Tellecommunication Organization Co. S.A.....        7,600        122,692
 Intracom S.A..........................................        3,310         30,490
 Lambrakis Press S.A...................................        2,260          6,081
 Mailis (M.J.) S.A.....................................        2,800         15,643

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 National Bank of Greece...............................        9,100   $    188,055
 Panafon Hellenic Telecommunications Co. S.A...........       15,380         75,866
 Titan Cement Co.......................................        1,140         42,218
 *Viohalco.............................................        2,800         19,671
                                                                       ------------
TOTAL -- GREECE
  (Cost $1,327,226)....................................                   1,101,981
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................          754          6,551
 BBAG Oesterreichische Brau-Beteiligungs AG............          498         30,102
 *BWT AG...............................................          880         21,244
 Bohler Uddeholm AG....................................          480         22,283
 Erste Bank der Oesterreichischen Sparkassen AG........        1,259         90,803
 Flughafen Wien AG.....................................          579         19,149
 Mayr-Melnhof Karton AG................................          472         32,190
 Oesterreichische Elektrizitaetswirtschafts AG.........          810         66,063
 Omv AG................................................        1,557        139,643
 *Rhi AG, Wien.........................................          778          5,160
 *Telekom Austria AG...................................        8,470         73,195
 Va Technologie AG.....................................          805         25,179
 Voest-Alpine Stahl AG.................................          825         25,959
 Wienerberger AG.......................................        4,007         71,987
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $722,549)......................................                     629,508
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Auckland International Airport, Ltd...................       19,656         42,083
 Carter Holt Harvey, Ltd...............................       72,500         69,797
 Contact Energy, Ltd...................................       18,722         35,779
 *Fisher & Paykel Apppliances Holdings, Ltd............        3,520         16,185
 Fisher & Paykel Industries, Ltd.......................        3,379         14,809
 Fletcher Building, Ltd................................       15,040         20,819
                                                            SHARES           VALUE+
                                                            ------           ------
 Independent Newspapers, Ltd. (Auckland)...............       17,200   $     33,118
 Sky City, Ltd.........................................        9,402         29,496
 Telecom Corporation of New Zealand, Ltd...............       80,300        198,075
 Warehouse Group, Ltd..................................       14,200         48,970
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $458,501)......................................                     509,131
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $7,695).......................................                       8,804
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $466,196)......................................                     517,935
                                                                       ------------
CANADA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Celestica, Inc.
   (Cost $16,033)......................................          347         10,413
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $15,726,970) to be
   repurchased at $15,494,719
   (Cost $15,494,000)..................................   $   15,494     15,494,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $401,962,171)++................................                $367,765,231
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $403,301,969.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $   367,765
Collateral for Securities Loaned............................       25,289
Cash........................................................           16
Receivables:
  Dividends, Interest and Tax Reclaims......................        1,069
  Investment Securities Sold................................           12
  Fund Shares Sold..........................................          269
Prepaid Expenses and Other Assets...........................            6
                                                              -----------
    Total Assets............................................      394,426
                                                              -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       25,289
  Investment Securities Purchased...........................        9,492
  Fund Shares Redeemed......................................          121
Accrued Expenses and Other Liabilities......................          140
                                                              -----------
    Total Liabilities.......................................       35,042
                                                              -----------

NET ASSETS..................................................  $   359,384
                                                              ===========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 150,000,000)..................................   25,531,889
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     14.08
                                                              ===========
Investments at Cost.........................................  $   401,962
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   410,473
Accumulated Net Investment Income (Loss)....................        2,973
Accumulated Net Realized Gain (Loss)........................      (19,899)
Accumulated Net Realized Foreign Exchange Gain (Loss).......           16
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (34,197)
Unrealized Net Foreign Exchange Gain (Loss).................           18
                                                              -----------
    Total Net Assets........................................  $   359,384
                                                              ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $352).........         $  3,799
  Interest..................................................               73
  Income from Securities Lending............................              117
                                                                     --------
      Total Investment Income...............................            3,989
                                                                     --------
EXPENSES
  Investment Advisory Services..............................              418
  Accounting & Transfer Agent Fees..........................              197
  Custodian Fees............................................               65
  Legal Fees................................................                3
  Audit Fees................................................               13
  Filing Fees...............................................               29
  Shareholders' Reports.....................................                2
  Directors' Fees and Expenses..............................                2
  Other.....................................................               10
                                                                     --------
        Total Expenses......................................              739
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................            3,250
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....          (17,002)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................               16
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............           23,606
  Translation of Foreign Currency Denominated Amounts.......               28
                                                                     --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................            6,648
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $  9,898
                                                                     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2002         2001
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  3,250     $  6,066
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (17,002)      (2,329)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         16         (125)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....     23,606      (79,832)
  Translation of Foreign Currency
    Denominated Amounts.................         28           27
                                           --------     --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........      9,898      (76,193)
                                           --------     --------
Distributions From:
  Net Investment Income.................     (5,281)      (4,475)
  Net Realized Gains....................         --       (1,041)
                                           --------     --------
    Total Distributions.................     (5,281)      (5,516)
                                           --------     --------
Capital Share Transactions (1):
  Shares Issued.........................     90,910      198,023
  Shares Issued in Lieu of Cash
    Distributions.......................      5,227        5,491
  Shares Redeemed.......................    (86,241)    (135,572)
                                           --------     --------
  Net Increase (Decrease) from Capital
    Share Transactions..................      9,896       67,942
                                           --------     --------
    Total Increase (Decrease)...........     14,513      (13,767)
NET ASSETS
   Beginning of Period..................    344,871      358,638
                                           --------     --------
   End of Period........................   $359,384     $344,871
                                           ========     ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................      6,689       12,748
   Shares Issued in Lieu of Cash
   Distributions........................        386          317
   Shares Redeemed......................     (6,362)      (8,971)
                                           --------     --------
                                                713        4,094
                                           ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                               ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                              MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                               2002          2001         2000         1999         1998         1997
                                            -----------    ---------    ---------    ---------    ---------    ---------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period......   $  13.90      $  17.30     $  19.41     $  16.28     $  14.27     $  14.18
                                             --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)............       0.14          0.25         0.23         0.20         0.23         0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized).............       0.27         (3.38)       (1.96)        3.19         2.03         0.15
                                             --------      --------     --------     --------     --------     --------
    Total from Investment Operations......       0.41         (3.13)       (1.73)        3.39         2.26         0.38
                                             --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income...................      (0.23)        (0.22)       (0.21)       (0.26)       (0.25)       (0.21)
  Net Realized Gains......................         --         (0.05)       (0.17)          --           --        (0.08)
                                             --------      --------     --------     --------     --------     --------
    Total Distributions...................      (0.23)        (0.27)       (0.38)       (0.26)       (0.25)       (0.29)
                                             --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period............   $  14.08      $  13.90     $  17.30     $  19.41     $  16.28     $  14.27
                                             ========      ========     ========     ========     ========     ========
Total Return..............................       2.98%#      (18.42)%      (9.19)%      21.12%       16.13%        2.80%

Net Assets, End of Period (thousands).....   $359,384      $344,871     $358,638     $268,340     $114,593     $ 87,223
Ratio of Expenses to Average Net Assets...       0.44%*        0.45%        0.47%        0.53%        0.47%        0.47%
Ratio of Net Investment Income to Average
  Net Assets..............................       1.95%*        1.65%        1.21%        1.38%        1.63%        1.69%
Portfolio Turnover Rate...................         16%*           4%           1%           2%           4%           2%

--------------

*   Annualized

#   Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund currently offers thirty-nine portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

    For the six months ended May 31, 2002, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor at an effective annual rate of .25 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Portfolio made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $27,193
Sales.......................................................   26,469

E. INVESTMENTS TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $  44,037
Gross Unrealized Depreciation...............................   (79,574)
                                                              ---------
Net.........................................................  $(35,537)
                                                              =========

    At May 31, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $2,431,000, all of which expires on November 30, 2009.

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The open repurchase agreement was entered into on May 31, 2002.

    2. FOREIGN MARKETS RISKS. Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the portfolio during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Portfolio at May 31, 2002.

    For the six months ended May 31, 2002, borrowings under the line of credit for the Portfolio were as follows:

       WEIGHTED                 WEIGHTED                  NUMBER OF                 INTEREST               MAXIMUM AMOUNT
        AVERAGE               AVERAGE LOAN                  DAYS                     EXPENSE               BORROWED DURING
     INTEREST RATE               BALANCE                 OUTSTANDING                INCURRED                 THE PERIOD
     -------------               -------                 -----------                --------                 ----------
         2.82%                 $2,407,500                     4                       $753                   $3,870,000

H. SECURITIES LENDING:

    As of May 31, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002 the interest rate on the pooled cash account earned by each of the portfolios was 1.79%. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                    MARKET VALUE       VALUE OF           COST/VALUE             VALUE OF
                                    OF SECURITIES   COLLATERAL AND      OF POOLED CASH        COLLATERAL FROM
                                       ON LOAN      INDEMNIFICATION   ACCOUNT INVESTMENT   REPURCHASE AGREEMENTS
                                    -------------   ---------------   ------------------   ---------------------
Large Cap International
  Portfolio.......................   $23,963,931       $25,289,388        $25,795,186           $25,795,156

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.8%)
 3M Co.................................................      120,100   $   15,064,143
 Abbott Laboratories...................................      477,000       22,657,500
 Ace, Ltd..............................................       79,500        2,751,495
 *ADC Telecommunications, Inc..........................      243,400          815,390
 Adobe Systems, Inc....................................       72,600        2,620,497
 *Advanced Micro Devices, Inc..........................      104,100        1,189,863
 *AES Corp.............................................      163,400        1,070,270
 #Aetna, Inc...........................................       44,400        2,124,540
 AFLAC, Inc............................................      160,100        5,148,816
 *Agilent Technologies, Inc............................      142,100        3,747,177
 Air Products & Chemicals, Inc.........................       69,600        3,490,440
 Alberto-Culver Co. Class B............................       17,700          937,569
 Albertson's, Inc......................................      124,600        4,382,182
 Alcan Aluminum, Ltd...................................       98,300        3,745,230
 Alcoa, Inc............................................      259,700        9,084,306
 #Allegheny Energy, Inc................................       38,300        1,376,119
 #Allegheny Teledyne, Inc..............................       24,600          431,976
 Allergan, Inc.........................................       40,100        2,530,310
 *Allied Waste Industries, Inc.........................       60,400          676,480
 Allstate Corp.........................................      218,600        8,411,728
 #Alltel Corp..........................................       95,300        4,906,997
 *Altera Corp..........................................      118,100        2,126,981
 #Ambac Financial Group, Inc...........................       32,300        2,175,728
 #Amerada Hess Corp....................................       27,200        2,237,200
 #Ameren Corp..........................................       42,200        1,844,984
 #American Electric Power Co., Inc.....................       98,800        4,221,724
 American Express Co...................................      409,000       17,386,590
 #American Greetings Corp. Class A.....................       19,600          405,132
 American International Group, Inc.....................      800,700       53,622,879
 *American Power Conversion Corp.......................       59,900          838,300
 *American Standard Companies, Inc.....................       22,000        1,661,000
 #AmerisourceBergen Corp...............................       31,900        2,459,171
 *Amgen, Inc...........................................      321,200       15,298,756
 *#AMR Corp............................................       47,400          993,030
 AmSouth Bancorporation................................      111,800        2,481,960
 Anadarko Petroleum Corp...............................       76,300        3,872,225
 *Analog Devices, Inc..................................      111,900        4,097,778
 *Andrew Corp..........................................       25,000          430,875
 Anheuser-Busch Companies, Inc.........................      270,900       13,981,149
 *AOL Time Warner, Inc.................................    1,356,700       25,370,290
 AON Corp..............................................       82,500        2,757,975
 Apache Corp...........................................       42,000        2,338,560
 *Apollo Group, Inc. (Class A).........................       52,900        1,829,017
 *Apple Computer, Inc..................................      108,300        2,522,848
 Applera Corporation - Applied Biosystems Group........       65,200        1,186,640
 *#Applied Materials, Inc..............................      502,600       11,147,668
 *Applied Micro Circuits Corp..........................       91,700          564,413
 Archer-Daniels Midland Co.............................      200,600        2,918,730
 Ashland, Inc..........................................       21,200          805,388
 AT&T Corp.............................................    1,084,400       12,980,268
 *#AT&T Wireless Services, Inc.........................      828,500        6,719,135
 Autodesk, Inc.........................................       33,600          452,928
 Automatic Data Processing, Inc........................      190,100        9,869,992
 *#Autozone, Inc.......................................       32,700        2,676,495
 *Avaya, Inc...........................................      110,300          763,276

                                                            SHARES             VALUE+
                                                            ------             ------
 Avery Dennison Corp...................................       33,600   $    2,196,432
 Avon Products, Inc....................................       72,300        3,828,285
 #B B & T Corp.........................................      141,400        5,313,812
 Baker Hughes, Inc.....................................      102,900        3,771,285
 Ball Corp.............................................       16,800          698,544
 Bank of America Corp..................................      482,300       36,563,163
 Bank of New York Co., Inc.............................      225,700        8,192,910
 Bank One Corp.........................................      357,700       14,533,351
 Bard (C.R.), Inc......................................       15,700          865,070
 #Barrick Gold Corp....................................      164,200        3,579,560
 Bausch & Lomb, Inc....................................       16,500          623,205
 Baxter International, Inc.............................      180,900        9,714,330
 Bear Stearns Companies, Inc...........................       30,600        1,837,530
 Becton Dickinson & Co.................................       79,300        2,981,680
 *Bed, Bath and Beyond, Inc............................       89,100        3,055,684
 Bellsouth Corp........................................      575,700       19,159,296
 Bemis Co., Inc........................................       16,200          808,380
 *#Best Buy Co., Inc...................................       97,350        4,497,570
 Big Lots, Inc.........................................       35,100          628,290
 *Biogen, Inc..........................................       45,300        2,260,243
 Biomet, Inc...........................................       82,800        2,336,202
 *BJ Services, Co......................................       47,900        1,797,208
 Black & Decker Corp...................................       24,400        1,166,076
 Block (H.&R.), Inc....................................       55,900        2,509,910
 *BMC Software, Inc....................................       74,300        1,256,413
 Boeing Co.............................................      256,600       10,943,990
 #Boise Cascade Corp...................................       17,800          633,324
 *#Boston Scientific Corp..............................      123,700        3,445,045
 Bristol Myers Squibb Co...............................      593,000       18,454,160
 *#Broadcom Corp.......................................       80,300        1,811,166
 Brown-Forman Corp. Class B............................       21,000        1,652,910
 Brunswick Corp........................................       26,900          715,540
 Burlington Northern Santa Fe Corp.....................      117,900        3,336,570
 Burlington Resources, Inc.............................       61,600        2,500,960
 *#Calpine Corp........................................      113,800        1,097,032
 Campbell Soup Co......................................      125,500        3,545,375
 Capital One Financial Corp............................       65,800        4,108,552
 Cardinal Health, Inc..................................      137,700        9,151,542
 Carnival Corp.........................................      179,700        5,462,880
 Caterpillar, Inc......................................      105,200        5,498,804
 *Cendant Corp.........................................      300,800        5,498,624
 Centex Corp...........................................       18,700        1,005,125
 CenturyTel, Inc.......................................       43,300        1,342,300
 Charter One Financial, Inc............................       69,000        2,497,800
 ChevronTexaco Corp....................................      327,000       28,530,750
 *Chiron Corp..........................................       58,100        2,100,024
 Chubb Corp............................................       52,100        3,915,836
 *CIENA Corp...........................................      100,800          571,032
 CIGNA Corp............................................       44,300        4,698,015
 Cincinnati Financial Corp.............................       49,500        2,245,072
 Cinergy Corp..........................................       51,000        1,858,950
 Cintas Corp...........................................       52,100        2,719,880
 Circuit City Stores, Inc. (Circuit City Group)........       64,000        1,466,240
 *Cisco Sytems, Inc....................................    2,248,100       35,475,018
 Citigroup, Inc........................................    1,576,900       68,090,542
 *Citizens Communications Co...........................       85,800          806,520

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *#Citrix Systems, Inc.................................       57,500   $      615,250
 *Clear Channel Communications, Inc....................      183,300        9,757,059
 Clorox Co.............................................       71,400        3,270,120
 CMS Energy Corp.......................................       40,800          736,848
 Coca-Cola Co..........................................      761,500       42,308,940
 Coca-Cola Enterprises, Inc............................      136,400        2,966,700
 Colgate-Palmolive Co..................................      169,100        9,165,220
 *#Comcast Corp. Class A Special.......................      289,600        8,153,688
 Comerica, Inc.........................................       54,600        3,499,860
 Computer Associates International, Inc................      177,100        3,074,456
 *#Computer Sciences Corp..............................       52,500        2,486,925
 *Compuware Corp.......................................      114,400          842,556
 *Comverse Tecnology, Inc..............................       57,100          676,920
 Conagra, Inc..........................................      164,600        4,050,806
 *Concord EFS, Inc.....................................      155,700        4,866,403
 *Conexant Systems, Inc................................       78,300          559,453
 Conoco, Inc...........................................      191,900        5,158,272
 *#Conseco, Inc........................................      105,800          295,182
 #Consolidated Edison, Inc.............................       65,100        2,849,427
 Constellation Energy Group............................       50,200        1,519,554
 *Convergys Corp.......................................       52,800        1,385,472
 *Cooper Industries, Ltd...............................       28,700        1,244,719
 Cooper Tire & Rubber Co...............................       22,200          507,048
 Coors (Adolph) Co. Class B............................       11,100          740,814
 *Corning, Inc.........................................      289,600        1,390,080
 *Costco Wholesale Corp................................      138,700        5,448,136
 #Countrywide Credit Industries, Inc...................       37,600        1,854,056
 Crane Co..............................................       18,300          507,459
 CSX Corp..............................................       65,600        2,256,640
 #Cummins Engine Co., Inc..............................       12,600          463,806
 CVS Corp..............................................      119,800        3,837,194
 Dana Corp.............................................       45,500          970,060
 Danaher Corp..........................................       45,600        3,174,672
 Darden Restaurants, Inc...............................       53,750        1,350,737
 Deere & Co............................................       72,900        3,426,300
 *Dell Computer Corp...................................      799,100       21,459,830
 Delphi Automotive Systems Corp........................      171,800        2,705,850
 Delta Air Lines, Inc..................................       37,700          989,625
 Deluxe Corp...........................................       20,300          918,372
 Devon Energy Corp.....................................       47,600        2,487,100
 Dillards, Inc. Class A................................       25,700          771,771
 Disney (Walt) Co......................................      625,000       14,318,750
 #Dollar General Corp..................................      101,900        1,751,661
 Dominion Resources, Inc...............................       80,500        5,214,790
 Donnelley (R.R.) & Sons Co............................       34,700        1,000,401
 Dover Corp............................................       62,100        2,210,139
 Dow Chemical Co.......................................      276,400        9,215,176
 #Dow Jones & Co., Inc.................................       25,900        1,425,795
 #DTE Energy Co........................................       49,800        2,330,640
 Duke Power Co.........................................      253,200        8,104,932
 DuPont (E.I.) de Nemours & Co., Inc...................      314,300       14,457,800
 Dynegy, Inc...........................................      107,500          955,675
 Eastman Chemical Co...................................       23,700        1,096,125
 #Eastman Kodak Co.....................................       89,500        2,977,665
 Eaton Corp............................................       21,200        1,713,384
 Ecolab, Inc...........................................       39,200        1,869,056
 *Edison International.................................      100,000        1,866,000
 El Paso Corp..........................................      156,400        4,011,660
 Electronic Data Systems Corp..........................      147,400        7,785,668
 *EMC Corp. MA.........................................      679,100        4,923,475

                                                            SHARES             VALUE+
                                                            ------             ------
 Emerson Electric Co...................................      128,900   $    7,456,865
 Engelhard Corp........................................       39,700        1,235,464
 #Entergy Corp.........................................       67,700        2,977,446
 EOG Resources, Inc....................................       35,400        1,451,400
 Equifax, Inc..........................................       44,400        1,226,772
 Equity Office Properties Trust........................      127,000        3,827,780
 Equity Residential Corp...............................       83,100        2,404,914
 Exelon Corp...........................................       98,300        5,258,067
 Exxon Mobil Corp......................................    2,096,600       83,717,238
 #Family Dollar Stores, Inc............................       52,900        1,904,400
 Fannie Mae............................................      306,200       24,499,062
 Federal Home Loan Mortgage Corporation................      213,100       13,968,705
 *Federated Department Stores, Inc.....................       58,800        2,434,908
 *FedEx Corp...........................................       91,500        4,936,425
 Fifth Third Bancorp...................................      178,700       11,646,772
 First Data Corp.......................................      116,900        9,258,480
 *First Tennessee National Corp........................       38,800        1,511,260
 FirstEnergy Corp......................................       91,300        3,150,763
 *Fiserv, Inc..........................................       58,500        2,485,372
 FleetBoston Financial Corp............................      320,000       11,276,800
 Fluor Corp............................................       24,500          921,200
 Ford Motor Co.........................................      555,100        9,797,515
 *Forest Laboratories, Inc.............................       54,700        4,038,501
 Fortune Brands, Inc...................................       45,500        2,441,075
 #FPL Group, Inc.......................................       53,900        3,395,161
 Franklin Resources, Inc...............................       80,100        3,486,753
 *Freeport McMoran Copper & Gold, Inc. Class B.........       44,100          870,975
 Gannett Co., Inc......................................       81,200        6,154,960
 #Gap, Inc.............................................      265,100        3,862,507
 *Gateway, Inc.........................................       99,300          532,248
 General Dynamics Corp.................................       61,800        6,217,080
 General Electric Co...................................    3,045,400       94,833,756
 General Mills, Inc....................................      112,000        5,096,000
 General Motors Corp...................................      170,200       10,577,930
 Genuine Parts Co......................................       53,300        1,948,115
 *Genzyme Corp.........................................       65,100        2,085,153
 Georgia-Pacific Corp..................................       70,400        1,878,976
 Gillette Co...........................................      323,500       11,506,895
 #Golden West Financial Corp...........................       48,300        3,379,068
 Goodrich (B.F.) Co....................................       31,100        1,039,051
 Goodyear Tire & Rubber Co.............................       49,900        1,093,808
 Grainger (W.W.), Inc..................................       28,700        1,509,046
 Great Lakes Chemical Corp.............................       15,500          394,010
 *Guidant Corp.........................................       93,400        3,736,000
 Halliburton Co........................................      131,500        2,439,325
 Harley-Davidson, Inc..................................       92,800        4,879,424
 *Harrahs Entertainment, Inc...........................       34,500        1,643,925
 Hartford Financial Services Group, Inc................       75,200        4,963,200
 Hasbro, Inc...........................................       53,000          810,900
 HCA, Inc..............................................      157,800        7,752,714
 *Health Management Associates, Inc....................       74,000        1,523,660
 *Healthsouth Corp.....................................      120,200        1,700,830
 Heinz (H.J.) Co.......................................      107,200        4,355,536
 *Hercules, Inc........................................       33,300          419,247
 Hershey Foods Corp....................................       41,500        2,769,295
 Hewlett-Packard Co....................................      925,362       17,665,161
 #Hilton Hotels Corp...................................      113,200        1,607,440
 Home Depot, Inc.......................................      718,300       29,945,927

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Honeywell International, Inc..........................      249,300   $    9,697,770
 Household International, Inc..........................      140,300        7,176,345
 *Humana, Inc..........................................       51,700          786,874
 Huntington Bancshares, Inc............................       77,100        1,539,301
 Illinois Tool Works, Inc..............................       93,400        6,634,202
 *Immunex Corp.........................................      167,000        4,210,905
 IMS Health, Inc.......................................       90,500        1,905,025
 *Inco, Ltd............................................       55,800        1,264,428
 Ingersoll-Rand Co., Ltd. Class A......................       51,500        2,593,025
 Intel Corp............................................    2,057,200       56,758,148
 International Business Machines Corp..................      528,000       42,477,600
 International Flavors & Fragrances, Inc...............       29,100          991,146
 *International Game Technology........................       27,400        1,712,500
 #International Paper Co...............................      147,800        6,370,180
 #Interpublic Group of Companies, Inc..................      115,800        3,821,400
 *Intuit, Inc..........................................       65,200        2,852,174
 ITT Industries, Inc...................................       27,100        1,815,700
 *Jabil Circuit, Inc...................................       60,400        1,386,784
 *JDS Uniphase Corp....................................      416,000        1,462,240
 Jefferson-Pilot Corp..................................       46,200        2,199,582
 John Hancock Financial Services, Inc..................       91,600        3,360,804
 Johnson & Johnson.....................................      940,100       57,675,135
 Johnson Controls, Inc.................................       26,800        2,360,008
 *Jones Apparel Group, Inc.............................       38,400        1,530,624
 JP Morgan Chase & Co..................................      604,700       21,738,965
 KB Home Corp..........................................       15,500          798,715
 Kellogg Co............................................      124,600        4,572,820
 Kerr-McGee Corp.......................................       30,700        1,783,363
 KeyCorp...............................................      129,800        3,543,540
 KeySpan Corporation...................................       42,600        1,612,836
 Kimberly Clark Corp...................................      161,000       10,452,120
 Kinder Morgan, Inc....................................       37,900        1,639,175
 *King Pharmaceuticals, Inc............................       75,300        2,036,865
 *#KLA-Tencor Corp.....................................       57,300        2,987,908
 Knight Ridder, Inc....................................       25,800        1,698,414
 *Kohls Corp...........................................      102,700        7,702,500
 *Kroger Co............................................      245,400        5,484,690
 Leggett and Platt, Inc................................       60,100        1,581,832
 Lehman Brothers Holdings, Inc.........................       74,900        4,568,900
 *Lexmark International Group, Inc.....................       39,800        2,485,510
 Lilly (Eli) & Co......................................      344,500       22,289,150
 Limited Brands, Inc...................................      158,500        3,326,915
 Lincoln National Corp.................................       58,100        2,604,042
 Linear Technology Corp................................       97,300        3,623,938
 Liz Claiborne, Inc....................................       32,200          986,286
 Lockheed Martin Corp..................................      135,900        8,432,595
 Loews Corp............................................       58,800        3,357,480
 Louisiana-Pacific Corp................................       32,000          337,600
 Lowe's Companies, Inc.................................      237,400       11,195,784
 *LSI Logic Corp.......................................      112,500        1,282,500
 *Lucent Technologies, Inc.............................    1,049,100        4,878,315
 *Manor Care, Inc......................................       31,400          813,260
 Marathon Oil Corp.....................................       94,800        2,599,416
 Marriott International, Inc. Class A..................       73,800        2,984,472
 Marsh & McLennan Companies, Inc.......................       84,100        8,485,690
 Marshall & Isley Corp.................................       32,700        2,030,343
 Masco Corp............................................      140,700        3,751,062
 Mattel, Inc...........................................      132,300        2,810,052

                                                            SHARES             VALUE+
                                                            ------             ------
 *Maxim Integrated Products, Inc.......................      100,000   $    4,600,500
 May Department Stores Co..............................       89,800        3,159,164
 Maytag Corp...........................................       23,600        1,057,044
 MBIA, Inc.............................................       45,500        2,553,005
 MBNA Corp.............................................      261,200        9,458,052
 *McDermott International, Inc.........................       18,800          249,100
 McDonalds Corp........................................      394,000       11,796,360
 McGraw-Hill Companies, Inc............................       59,300        3,743,609
 McKesson Corp.........................................       88,200        3,307,500
 MeadWestavco Corp.....................................       60,800        1,918,848
 *Medimmune, Inc.......................................       75,900        2,468,268
 Medtronic, Inc........................................      371,000       17,121,650
 Mellon Financial Corp.................................      135,400        5,023,340
 Merck & Co., Inc......................................      697,200       39,810,120
 *Mercury Interactive Corp.............................       25,300          856,279
 Meredith Corp.........................................       15,100          610,644
 Merrill Lynch & Co., Inc..............................      258,100       10,507,251
 MetLife, Inc..........................................      222,200        7,383,706
 MGIC Investment Corp..................................       32,900        2,394,462
 *Micron Technology, Inc...............................      184,000        4,338,720
 *Microsoft Corp.......................................    1,659,700       84,487,029
 Millipore Corp........................................       14,600          577,868
 *Mirant Corp..........................................      122,800        1,166,600
 #Molex, Inc...........................................       59,500        2,246,423
 Moody's Corp..........................................       47,800        2,302,048
 Morgan Stanley Dean Witter & Co.......................      337,600       15,347,296
 Motorola, Inc.........................................      682,100       10,906,779
 *Nabors Industries, Inc...............................       43,200        1,896,480
 National City Corp....................................      186,200        6,196,736
 *National Semiconductor Corp..........................       54,400        1,670,080
 #Navistar International Corp..........................       18,300          649,833
 *NCR Corp.............................................       29,800        1,089,190
 *Network Appliance Corp...............................      102,300        1,330,412
 New York Times Class A................................       46,300        2,327,501
 Newell Rubbermaid, Inc................................       81,900        2,796,885
 Newmont Mining Corp...................................      120,000        3,745,200
 *#Nextel Communications Corp. Class A.................      244,700        1,189,242
 Nicor, Inc............................................       13,600          653,616
 Nike, Inc. Class B....................................       82,200        4,418,250
 NiSource, Inc.........................................       63,600        1,541,028
 *Noble Corp...........................................       40,600        1,738,492
 Nordstrom, Inc........................................       41,200        1,014,344
 Norfolk Southern Corp.................................      118,500        2,508,645
 Nortel Network Corp...................................      982,300        2,170,883
 Northern Trust Corp...................................       68,000        3,522,060
 #Northrop Grumman Corp................................       33,900        4,112,409
 *Novell, Inc..........................................      111,100          379,962
 *Novellus Systems, Inc................................       43,900        1,864,872
 #Nucor Corp...........................................       23,900        1,593,413
 *Nvidia Corp..........................................       44,300        1,483,386
 Occidental Petroleum Corp.............................      114,500        3,418,970
 *Office Depot, Inc....................................       94,200        1,721,976
 #Omnicom Group, Inc...................................       57,000        4,923,090
 *Oracle Systems Corp..................................    1,684,900       13,335,984
 Paccar, Inc...........................................       35,400        1,566,273
 *Pactiv Corp..........................................       48,800        1,130,696
 Pall Corp.............................................       37,400          851,224
 *Palm, Inc............................................      177,100          282,475
 *Parametric Technology Corp...........................       79,700          278,552
 Parker-Hannifin Corp..................................       35,900        1,759,100

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Paychex, Inc.........................................      114,900   $    3,980,711
 Penney (J.C.) Co., Inc................................       80,900        1,978,814
 Peoples Energy Corp...................................       10,900          429,242
 *Peoplesoft, Inc......................................       92,800        1,905,648
 Pepsi Bottling........................................       87,500        2,889,250
 Pepsico, Inc..........................................      536,200       27,871,676
 PerkinElmer, Inc......................................       37,600          525,272
 Pfizer, Inc...........................................    1,926,900       66,670,740
 *PG&E Corp. (Holding Co.).............................      118,900        2,556,350
 Pharmacia Corp........................................      397,700       17,176,663
 Phelps Dodge Corp.....................................       24,100          940,141
 Philip Morris Companies, Inc..........................      664,100       38,019,725
 Phillips Petroleum Co.................................      116,900        6,727,595
 Pinnacle West Capital Corp............................       26,000        1,042,860
 Pitney Bowes, Inc.....................................       74,800        3,063,060
 Placer Dome, Inc......................................      100,700        1,369,520
 Plum Creek Timber Co., Inc............................       55,900        1,697,683
 *PMC Sierra, Inc......................................       50,600          719,785
 PNC Financial Services Group, Inc.....................       88,300        4,966,875
 *Power-One, Inc.......................................       24,200          217,558
 PPG Industries, Inc...................................       51,700        2,956,206
 PPL Corp..............................................       45,000        1,592,550
 Praxair, Inc..........................................       49,300        2,760,800
 Procter & Gamble Co...................................      397,200       35,569,260
 Progress Energy, Inc..................................       67,100        3,479,135
 Progressive Corp......................................       67,400        3,990,754
 Providian Financial Corp..............................       87,200          710,680
 Public Service Enterprise Group, Inc..................       63,100        2,857,168
 Pulte Homes Inc.......................................       18,500        1,003,255
 *Q Logic Corp.........................................       28,600        1,307,878
 *Qualcomm, Inc........................................      235,100        7,439,740
 *Quintiles Transnational Corp.........................       36,600          520,269
 *Qwest Communications International, Inc..............      510,300        2,633,148
 Radioshack Corp.......................................       54,900        1,879,776
 *Rational Software Corp...............................       59,600          678,546
 Raytheon Co...........................................      119,800        5,295,160
 *Reebok International, Ltd............................       18,100          473,858
 Regions Financial Corp................................       69,700        2,512,685
 Reliant Energy, Inc...................................       91,400        1,554,714
 *Robert Half International, Inc.......................       53,700        1,325,316
 Rockwell Collins......................................       56,200        1,461,200
 Rockwell International Corp...........................       56,500        1,239,610
 Rohm & Haas Co........................................       67,500        2,543,400
 Rowan Companies, Inc..................................       28,800          740,160
 Royal Dutch Petroleum Co..............................      651,000       35,805,000
 Ryder System, Inc.....................................       18,500          553,150
 *Sabre Holdings Corp..................................       43,800        1,725,720
 Safeco Corp...........................................       39,200        1,253,812
 *Safeway, Inc.........................................      153,900        6,256,035
 *Saint Jude Medical, Inc..............................       26,600        2,245,040
 Saint Paul Companies, Inc.............................       63,600        2,709,996
 *Sanmina Corp.........................................      160,300        1,849,061
 Sara Lee Corp.........................................      240,700        5,073,956
 SBC Communications, Inc...............................    1,027,400       35,229,546
 Schering-Plough Corp..................................      448,700       11,868,115
 Schlumberger, Ltd.....................................      176,600        9,119,624
 Schwab (Charles) Corp.................................      418,900        5,064,501
 Scientific-Atlanta, Inc...............................       47,900          931,655
 *Sealed Air Corp......................................       25,700        1,150,075
 Sears, Roebuck & Co...................................       98,900        5,840,045

                                                            SHARES             VALUE+
                                                            ------             ------
 #Sempra Energy........................................       63,500   $    1,588,135
 Sherwin-Williams Co...................................       47,300        1,494,680
 *#Siebel Systems, Inc.................................      141,800        2,588,559
 Sigma-Aldrich Corp....................................       22,600        1,077,794
 SLM Corp..............................................       48,000        4,631,040
 Snap-On, Inc..........................................       17,800          562,480
 *Solectron Corp.......................................      251,600        2,032,928
 Southern Co...........................................      213,100        5,753,700
 SouthTrust Corp.......................................      106,300        2,760,080
 Southwest Airlines Co.................................      235,000        4,002,050
 #Sprint Corp..........................................      272,000        4,474,400
 *#Sprint Corp. (PCS Group)............................      303,100        3,164,364
 Stanley Works.........................................       26,100        1,111,338
 *Staples, Inc.........................................      141,500        2,984,943
 *Starbucks Corp.......................................      117,200        2,846,202
 #Starwood Hotels and Resorts Worldwide, Inc...........       60,600        2,144,634
 State Street Corp.....................................       99,500        4,622,770
 Stilwell Financial, Inc...............................       67,800        1,464,480
 #Stryker Corp.........................................       60,200        3,284,512
 *Sun Microsystems.....................................      995,700        6,875,309
 Sunoco, Inc...........................................       23,200          824,992
 #Suntrust Banks, Inc..................................       88,500        6,044,550
 Supervalu, Inc........................................       40,700        1,228,326
 Symbol Technologies, Inc..............................       70,100          600,757
 Synovus Financial Corp................................       89,300        2,379,845
 Sysco Corp............................................      203,900        5,678,615
 T. Rowe Price Group, Inc..............................       37,700        1,361,536
 Target Corp...........................................      276,600       11,465,070
 Teco Energy, Inc......................................       42,800        1,065,720
 *Tektronix, Inc.......................................       28,200          571,896
 *Tellabs, Inc.........................................      125,600        1,214,552
 Temple-Inland, Inc....................................       16,300          907,584
 *Tenet Healthcare Corp................................       99,900        7,442,550
 *Teradyne, Inc........................................       55,400        1,500,232
 Texas Corp............................................       81,300        4,173,129
 Texas Instruments, Inc................................      532,100       15,255,307
 Textron, Inc..........................................       43,300        2,031,636
 *Thermo-Electron Corp.................................       54,500        1,000,620
 Thomas & Betts Corp...................................       17,900          390,578
 Tiffany & Co..........................................       44,400        1,665,000
 TJX Companies, Inc....................................      167,200        3,526,248
 *#TMP Worldwide, Inc..................................       33,900          915,470
 Torchmark Corp........................................       38,100        1,537,716
 *#Toys R Us, Inc......................................       60,200        1,098,650
 Transocean, Inc.......................................       97,700        3,729,209
 Tribune Co............................................       91,300        3,881,163
 TRW, Inc..............................................       38,700        2,124,630
 Tupperware Corp.......................................       17,800          393,914
 Tyco International, Ltd...............................      611,900       13,431,205
 U.S. Bancorp..........................................      585,000       13,835,250
 Unilever NV...........................................      175,200       11,479,104
 Union Pacific Corp....................................       76,200        4,666,488
 Union Planters Corp...................................       42,100        2,112,157
 *Unisys Corp..........................................       98,800        1,130,272
 United States Steel Corp..............................       30,300          622,362
 United Technologies Corp..............................      144,900        9,979,263
 Unitedhealth Group, Inc...............................       95,600        8,680,480
 *Univision Communications, Inc. Class A...............       64,400        2,576,000
 Unocal Corp...........................................       74,900        2,757,818

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UnumProvident Corp....................................       74,100   $    1,874,730
 UST, Inc..............................................       51,600        1,977,828
 *Veritas Software Co..................................      122,900        2,785,529
 Verizon Communications, Inc...........................      832,000       35,776,000
 VF Corp...............................................       34,000        1,445,000
 *Viacom, Inc. Class B.................................      543,600       26,614,656
 Visteon Corp..........................................       40,000          630,000
 *Vitesse Semiconductor, Inc...........................       61,400          308,535
 Vulcan Materials Co...................................       31,000        1,482,730
 Wachovia Corp.........................................      417,100       16,004,127
 Walgreen Co...........................................      313,100       11,979,206
 Wal-Mart Stores, Inc..................................    1,366,100       73,906,010
 Washington Mutual, Inc................................      295,100       11,470,537
 #Waste Management, Inc................................      192,400        5,281,380
 *Waters Corp..........................................       40,100        1,069,066
 *#Watson Pharmaceuticals, Inc.........................       32,600          847,600
 *Wellpoint Health Networks, Inc.......................       44,200        3,277,872
 Wells Fargo Company...................................      519,600       27,227,040
 Wendy's International, Inc............................       32,100        1,218,837
 Weyerhaeuser Co.......................................       67,500        4,421,250
 Whirlpool Corp........................................       20,500        1,463,700
 #Williams Companies, Inc..............................      158,100        2,245,020
 Winn-Dixie Stores, Inc................................       43,000          834,630
 *Worldcom, Inc........................................      809,800        1,344,268
 Worthington Industries, Inc...........................       26,200          399,550
 Wrigley (Wm.) Jr. Co..................................       69,100        3,960,121
 Wyeth.................................................      404,400       22,444,200
 XCEL Energy, Inc......................................      112,900        2,426,221
 *Xerox Corp...........................................      220,700        1,979,679
 *Xilinx, Inc..........................................      102,800        3,624,214
 XL Capital, Ltd.......................................       40,700        3,602,764
 *Yahoo!, Inc..........................................      178,300        2,860,824
 *Yum! Brands, Inc.....................................       44,700        2,856,330
 *Zimmer Holdings, Inc.................................       59,400        2,077,812
 #Zions Bancorp........................................       28,100        1,547,046
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,773,125,194)................................                 3,000,999,800
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $37,166,814) to be
   repurchased at $36,622,096
   (Cost $36,617,000)..................................   $   36,617       36,617,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,809,742,194)++..............................                $3,037,616,800
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,854,065,469.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.5%)
 *3COM Corp............................................      152,600   $      847,693
 *#Adelphia Communications Corp. Class A...............      179,500          126,547
 *Advanced Micro Devices, Inc..........................       86,100          984,123
 #Aetna, Inc...........................................      539,626       25,821,104
 *AK Steel Holding Corp................................      663,675        9,271,540
 *Alaska Air Group, Inc................................      108,500        3,021,725
 Albemarle Corp........................................      102,100        3,254,948
 *Allegheny Corp.......................................       17,239        3,203,868
 Alliant Energy Corp...................................      212,900        5,859,008
 Allmerica Financial Corp..............................       94,900        4,607,395
 Allstate Corp.........................................      923,700       35,543,976
 Amerada Hess Corp.....................................       71,400        5,872,650
 *America West Holdings Corp. Class B..................       19,400           59,170
 American Financial Group, Inc.........................      177,400        4,743,676
 American National Insurance Co........................       46,700        4,690,081
 #AmerUs Group Co......................................       45,600        1,616,520
 *#AMR Corp............................................      361,200        7,567,140
 Anadarko Petroleum Corp...............................       75,000        3,806,250
 *AOL Time Warner, Inc.................................      804,000       15,034,800
 Apache Corp...........................................       39,300        2,188,224
 *Apple Computer, Inc..................................        1,000           23,295
 Archer-Daniels Midland Co.............................    2,375,260       34,560,033
 *Arrow Electronics, Inc...............................      308,200        7,711,164
 Ashland, Inc..........................................      245,700        9,334,143
 Astoria Financial Corp................................       25,200          878,724
 AT&T Corp.............................................    1,638,800       19,616,436
 *#AT&T Wireless Services, Inc.........................    2,041,537       16,556,865
 *AutoNation, Inc......................................    2,057,600       35,452,448
 Bank of Hawaii Corp...................................      337,800        9,779,310
 Bear Stearns Companies, Inc...........................      373,770       22,444,888
 Belo Corp. Class A....................................      324,200        7,767,832
 Big Lots, Inc.........................................      253,500        4,537,650
 #Boise Cascade Corp...................................      213,400        7,592,772
 *Borders Group, Inc...................................       22,700          473,068
 Borg-Warner, Inc......................................      100,800        6,491,520
 Bowater, Inc..........................................      168,400        8,820,792
 Brunswick Corp........................................      297,600        7,916,160
 Burlington Northern Santa Fe Corp.....................    1,283,000       36,308,900
 Centex Corp...........................................      229,000       12,308,750
 *Charter Communications, Inc..........................      109,000          759,185
 *CIENA Corp...........................................       54,000          305,910
 Cincinnati Financial Corp.............................      551,580       25,016,911
 Circuit City Stores, Inc. (Circuit City Group)........       59,200        1,356,272
 *Clear Channel Communications, Inc....................      465,300       24,767,919
 *#CNA Financial Corp..................................      635,600       16,906,960
 *CNET Networks, Inc...................................       38,114          118,344
 Coca-Cola Enterprises, Inc............................    1,785,400       38,832,450
 *#Comcast Corp. Class A Special.......................      441,700       12,436,063
 Commerce Group, Inc...................................       93,100        3,662,554
 Commercial Federal Corp...............................       98,900        2,848,320
 *Comverse Technology, Inc.............................       29,400          348,537
 *#Conseco, Inc........................................    1,199,100        3,345,489
 *Corning, Inc.........................................      430,000        2,064,000
                                                            SHARES             VALUE+
                                                            ------             ------
 #Countrywide Credit Industries, Inc...................      410,000   $   20,217,100
 *Cox Communications, Inc..............................      324,900       10,929,636
 CSX Corp..............................................      577,800       19,876,320
 #Cummins Engine Co., Inc..............................      143,100        5,267,511
 Curtiss-Wright Corp-Cl B W/I..........................       13,565          961,623
 Dana Corp.............................................      510,700       10,888,124
 Delta Air Lines, Inc..................................      402,500       10,565,625
 Dillards, Inc. Class A................................      348,900       10,477,467
 Eastman Chemical Co...................................       83,200        3,848,000
 *#Extended Stay America, Inc..........................      346,900        5,553,869
 *Federated Department Stores, Inc.....................      618,200       25,599,662
 #First American Financial Corp........................       54,300        1,205,460
 First Citizens Bancshares, Inc........................       10,300        1,155,299
 Florida East Coast Industries Inc. Class B............        7,739          176,836
 Florida East Coast Industries, Inc....................       60,400        1,510,000
 *Foot Locker, Inc.....................................      175,000        2,677,500
 Ford Motor Co.........................................    1,831,500       32,325,975
 *Gateway, Inc.........................................       54,500          292,120
 GATX Corp.............................................      140,300        4,482,585
 #General Motors Corp..................................      860,100       53,455,215
 *General Motors Corp. Class H.........................      826,438       12,049,466
 Georgia-Pacific Corp..................................      334,900        8,938,481
 Golden State Bancorp, Inc.............................      103,200        3,943,272
 Goodyear Tire & Rubber Co.............................      493,200       10,810,944
 Greenpoint Financial Corp.............................      265,700       13,593,212
 Halliburton Co........................................       26,100          484,155
 Harris Corp...........................................      151,400        5,709,294
 *Healthsouth Corp.....................................    1,481,200       20,958,980
 *Hearst-Argyle Television, Inc........................      238,600        6,170,196
 Helmerich & Payne, Inc................................      146,800        5,607,760
 Hibernia Corp.........................................      301,300        6,047,091
 #Hollinger International, Inc. Class A................      268,700        3,157,225
 Horton (D.R.), Inc....................................      598,615       14,678,040
 *Humana, Inc..........................................      618,900        9,419,658
 Huntington Bancshares, Inc............................       11,000          219,615
 *i2 Technologies Inc..................................      205,800          813,939
 Ikon Office Solutions, Inc............................        7,300           68,255
 IMC Global, Inc.......................................      438,300        6,144,966
 Independence Community Bank Corp......................       12,500          391,187
 *Ingram Micro, Inc....................................      269,200        3,876,480
 #International Paper Co...............................    1,215,775       52,399,902
 *Invitrogen Corp......................................        1,800           63,270
 *JDS Uniphase Corp....................................    1,046,400        3,678,096
 JP Morgan Chase & Co..................................        2,500           89,875
 *#Key3Media Group, Inc................................       56,100           58,905
 KeyCorp...............................................      941,600       25,705,680
 Lafarge Corp..........................................      257,500       10,789,250
 *Lear Corp............................................      110,900        5,125,798
 *#Level 3 Communications, Inc.........................      195,500          880,727
 *Liberty Media Corp...................................    1,630,800       19,651,140
 Lincoln National Corp.................................      309,400       13,867,308
 Loews Corp............................................      636,800       36,361,280
 Louisiana-Pacific Corp................................      383,400        4,044,870
 Lubrizol Corp.........................................      182,000        6,371,820
 *Lucent Technologies, Inc.............................      802,700        3,732,555

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Lyondell Chemical Co..................................      447,200   $    7,343,024
 *Mandalay Resort Group................................      296,300        9,659,380
 *Manor Care, Inc......................................      202,000        5,231,800
 Marathon Oil Corp.....................................      911,450       24,991,959
 *Maxtor Corp..........................................        1,400            7,420
 MBIA, Inc.............................................      139,650        7,835,762
 MeadWestavco Corp.....................................      758,431       23,936,082
 MetLife, Inc..........................................      285,000        9,470,550
 *MGM Grand, Inc.......................................       99,000        3,731,310
 *MIPS Technologies, Inc., Class B.....................       10,116           67,980
 Mony Group, Inc.......................................       51,200        1,780,736
 Norfolk Southern Corp.................................    1,537,600       32,550,992
 #Northrop Grumman Corp................................      241,000       29,235,710
 *Novell, Inc..........................................        5,800           19,836
 Occidental Petroleum Corp.............................      650,800       19,432,888
 Old Republic International Corp.......................      334,275       11,097,930
 Omnicare, Inc.........................................      360,300       10,117,224
 *Pactiv Corp..........................................      613,100       14,205,527
 *PanAmSat Corp........................................        2,700           66,434
 *Park Place Entertainment Corp........................      800,400        9,044,520
 #Penney (J.C.) Co., Inc...............................    1,120,000       27,395,200
 Penzoil Quaker State Co...............................       55,600        1,200,404
 PepsiAmericas, Inc....................................       19,700          313,230
 *Peregrine Systems, Inc...............................        2,800            3,822
 Phelps Dodge Corp.....................................      287,085       11,199,186
 Phillips Petroleum Co.................................      113,000        6,503,150
 *#Pioneer Natural Resources Co........................      483,900       11,676,507
 *#Pride International, Inc............................       59,700        1,158,180
 Protective Life Corp..................................       11,700          391,482
 Providian Financial Corp..............................      131,100        1,068,465
 Pulitzer, Inc.........................................        1,700           84,915
 Pulte Homes Inc.......................................      124,200        6,735,366
 Questar Corp..........................................      271,400        7,482,498
 *Quintiles Transnational Corp.........................       21,500          305,623
 *Qwest Communications International, Inc..............    1,048,900        5,412,324
 Rayonier, Inc.........................................       83,000        4,359,160
 Raytheon Co...........................................    1,084,000       47,912,800
 *#Rite Aid Corp.......................................      969,800        3,268,226
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       17,768,748
 Rockwell International Corp...........................       12,400          272,056
 Ryder System, Inc.....................................      275,400        8,234,460
 Safeco Corp...........................................      486,400       15,557,504
 Saint Paul Companies, Inc.............................      695,326       29,627,841
 *Saks, Inc............................................      743,200       10,375,072
 *Sanmina Corp.........................................       43,100          497,159
 Sears, Roebuck & Co...................................      254,200       15,010,510
 *Service Corp. International..........................      903,100        3,738,834
 *Six Flags, Inc.......................................      315,900        5,073,354
 *Smurfit-Stone Container Corp.........................      151,726        2,473,892
 *Solectron Corp.......................................      145,400        1,174,832
 Sovereign Bancorp, Inc................................      781,020       12,090,190
 #Sprint Corp..........................................      381,900        6,282,255
 #Starwood Hotels and Resorts Worldwide, Inc...........      573,700       20,303,243
 Sunoco, Inc...........................................      298,800       10,625,328
                                                            SHARES             VALUE+
                                                            ------             ------
 Supervalu, Inc........................................      565,200   $   17,057,736
 Telephone & Data Systems, Inc.........................        7,300          553,340
 Temple-Inland, Inc....................................      131,300        7,310,784
 Textron, Inc..........................................       23,200        1,088,544
 Thomas & Betts Corp...................................       46,900        1,023,358
 Tidewater, Inc........................................      100,900        4,111,675
 *#Toys R Us, Inc......................................      819,300       14,952,225
 TRW, Inc..............................................       30,000        1,647,000
 #Tyson Foods, Inc. Class A............................      912,556       13,469,327
 #UAL Corp.............................................      187,700        2,288,063
 Union Pacific Corp....................................      824,200       50,474,008
 Unionbancal Corp......................................       86,600        4,246,864
 *United Rentals, Inc..................................      288,500        6,733,590
 *United States Cellular Corp..........................       13,000          483,340
 United States Steel Corp..............................      326,200        6,700,148
 Unitrin, Inc..........................................      223,800        8,786,388
 UnumProvident Corp....................................      838,989       21,226,422
 #Valero Energy Corp...................................      114,300        4,514,850
 Valhi, Inc............................................      158,500        1,751,425
 *VeriSign, Inc........................................       62,300          603,376
 *Viacom, Inc. Class B.................................        3,000          146,880
 *Vishay Intertechnology, Inc..........................      182,616        4,485,049
 Visteon Corp..........................................      273,569        4,308,712
 *Vitesse Semiconductor, Inc...........................        2,800           14,070
 *WebMD Corp...........................................      321,200        2,095,830
 Weis Markets, Inc.....................................       20,800          770,224
 Wesco Financial Corp..................................       13,540        4,183,860
 Weyerhaeuser Co.......................................      204,100       13,368,550
 *Worldcom, Inc........................................    1,396,700        2,318,522
 Worthington Industries, Inc...........................      140,800        2,147,200
 *Xerox Corp...........................................       75,000          672,750
 York International Corp...............................      137,800        4,885,010
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,594,634,484)................................                 1,780,654,721
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Notes 7.00%,
   02/15/03, valued at $28,415,423) to be repurchased
   at $27,998,896
   (Cost $27,995,000)..................................   $   27,995       27,995,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,622,629,484)++..............................                $1,808,649,721
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,622,798,949.

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.0%)
 #*@Road, Inc..........................................      48,000    $      347,760
 *@Track Communications, Inc...........................       4,460             7,426
 *#1-800 CONTACTS, Inc.................................      20,200           307,848
 *1-800-FLOWERS.COM, Inc...............................       3,700            41,606
 21st Century Holding Co...............................       1,100            13,167
 *24/7 Media, Inc......................................      17,500             4,462
 *3 Dimensional Pharmaceuticals, Inc...................      12,600            69,489
 *3-D Systems Corp.....................................      15,600           180,102
 *3TEC Energy Corp.....................................      20,600           309,927
 *7-Eleven, Inc........................................     152,300         1,279,320
 *#8X8, Inc............................................      25,100            18,072
 *A. B. Watley Group, Inc..............................      10,200             1,377
 *A.C. Moore Arts & Crafts, Inc........................      12,100           514,794
 *A.D.A.M., Inc........................................       9,000            15,840
 *aaiPharma, Inc.......................................      23,300           471,708
 *Aames Financial Corp.................................         240               193
 *AAON, Inc............................................      13,200           395,406
 AAR Corp..............................................      43,000           491,920
 Aaron Rents, Inc. Class A.............................       4,900           128,625
 Aaron Rents, Inc. Class B.............................      14,400           365,040
 *Abaxis, Inc..........................................      21,000           104,475
 ABC Bancorp...........................................       8,310           122,531
 *Abgenix, Inc.........................................      10,000           129,050
 Abington Bancorp, Inc.................................       3,900            78,760
 *Abiomed, Inc.........................................      26,400           201,432
 *Ablest, Inc..........................................       2,100             8,400
 ABM Industries, Inc...................................      64,300         1,160,615
 Abrams Industries, Inc................................         200             1,085
 *Abraxas Petroleum Corp...............................       2,900             2,175
 *Acacia Research Corp.................................      28,160           229,363
 *Acceptance Insurance Companies, Inc..................      18,800            86,480
 *Access Pharmaceuticals, Inc..........................       1,400             3,850
 *Access Worldwide Communications, Inc.................      12,400             9,424
 *Acclaim Entertainment, Inc...........................      69,800           366,101
 *Accredo Health, Inc..................................      28,700         1,538,033
 #*Accrue Software, Inc................................      18,800             4,418
 *Ace Cash Express, Inc................................      16,300           176,040
 *Ace Comm Corp........................................      14,700            15,802
 Aceto Corp............................................       6,000            64,800
 *Ackerley Group, Inc..................................      36,800           691,840
 *Aclara Biosciences, Inc..............................      39,300            81,154
 *Acme Communications, Inc.............................      21,800           223,995
 *Acme United Corp.....................................       5,300            21,730
 *Acorn Products, Inc..................................       5,300             2,809
 #*ACT Manufacturing, Inc..............................       4,600               264
 #*ACT Teleconferencing, Inc...........................      12,600            44,856
 *Actel Corp...........................................      31,400           773,539
 #*Acterna Corp........................................     224,600           303,210
 *Action Performance Companies, Inc....................      29,400         1,074,570
 *Actionpoint, Inc.....................................       5,600            11,088
 *Active Power, Inc....................................      58,200           254,625
 *Activision, Inc......................................      57,050         1,861,256
 #*Actrade Financial Technologies, Ltd.................      13,400           237,314
 *Actuant Corp.........................................      13,940           556,206
                                                            SHARES             VALUE+
                                                            ------             ------
 *Actuate Corp.........................................     171,200    $      986,112
 *ACTV, Inc............................................      76,000           107,540
 Acuity Brands, Inc....................................      27,700           468,130
 #*Acxiom Corp.........................................      46,400           825,224
 Adams Resources & Energy, Inc.........................       5,400            43,335
 *Adaptec, Inc.........................................      61,700           797,164
 *ADE Corp.............................................      21,600           259,308
 *Adept Technology, Inc................................      18,800            50,572
 *Administaff, Inc.....................................      38,000           486,400
 *Adolor Corp..........................................      33,600           464,184
 *Adtran, Inc..........................................      51,000         1,208,445
 *Advance Lighting Technologies, Inc...................      34,200            38,817
 *Advanced Digital Information Corp....................      80,900           671,874
 *Advanced Energy Industries, Inc......................      41,500         1,261,392
 *Advanced Magnetics, Inc..............................       9,400            36,472
 Advanced Marketing Services, Inc......................      29,250           511,875
 *Advanced Materials Group, Inc........................         237                63
 *Advanced Neuromodulation Systems, Inc................      11,000           351,395
 *Advanced Nutraceuticals, Inc.........................         700               735
 *Advanced Photonix, Inc. Class A......................      14,500            16,965
 *Advanced Power Technology, Inc.......................      13,400           187,667
 *Advanced Technical Products, Inc.....................       3,800           127,072
 *Advanced Tissue Sciences, Inc........................      92,300           189,215
 Advanta Corp. Class A.................................      17,500           243,075
 Advanta Corp. Class B Non-Voting......................      27,500           375,375
 *Advo, Inc............................................      25,800         1,092,888
 *Aehr Test Systems....................................       8,200            47,355
 *AEP Industries, Inc..................................       9,700           336,832
 *AeroCentury Corp.....................................         300             1,230
 *Aeroflex, Inc........................................      77,950           925,656
 *Aerosonic Corp.......................................       5,600           154,000
 *Aerovox, Inc.........................................       6,500                52
 *Aether Systems, Inc..................................      54,600           196,833
 *Aetrium, Inc.........................................      15,400            32,571
 *Affiliated Managers Group, Inc.......................      13,600           943,840
 *Affinity Technology Group, Inc.......................      29,100             1,964
 *Aftermarket Technology Corp..........................      30,700           725,441
 *AG Services America, Inc.............................       8,200           105,575
 *Agco Corp............................................      89,253         1,852,000
 *Agile Software Corp..................................      62,700           523,545
 #*Agility Capital, Inc................................       5,900               209
 AGL Resources, Inc....................................      53,900         1,234,310
 *AHL Services, Inc....................................      22,700            44,832
 *AHT Corp.............................................      14,200                50
 *Air Methods Corp.....................................      12,500           143,750
 Airborne, Inc.........................................      62,500         1,410,625
 *Airgas, Inc..........................................      96,900         1,579,470
 *AirGate PCS, Inc.....................................      32,200           370,622
 *Airnet Communications Corp...........................      10,200            13,260
 *Airnet Systems, Inc..................................      14,500           121,800
 *Airtran Holdings, Inc................................     107,600           649,904
 *AK Steel Holding Corp................................      74,700         1,043,559
 #*Akamai Technologies, Inc............................     135,400           272,154
 *Akorn, Inc...........................................      30,400            64,600
 #*Aksys, Ltd..........................................      28,700           172,056
 Alabama National Bancorporation.......................      16,100           696,164

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Alamo Group, Inc......................................      10,500    $      176,400
 *Alamosa Holdings, Inc................................       7,000            30,310
 *Alaris Medical, Inc..................................      74,700           436,995
 *Alaska Air Group, Inc................................      34,500           960,825
 *Alaska Communications Systems Group, Inc.............      22,200           153,180
 Albany International Corp. Class A....................      44,272         1,153,286
 *Albany Molecular Research, Inc.......................      48,100         1,007,935
 Albemarle Corp........................................      54,000         1,721,520
 *Alcide Corp..........................................       2,300            50,818
 *Aldila, Inc..........................................      13,900            11,745
 Alexander & Baldwin, Inc..............................      52,800         1,452,792
 *Alexion Pharmaceuticals, Inc.........................      23,400           368,433
 Alfa Corp.............................................      55,500         1,523,752
 Alico, Inc............................................       9,100           259,168
 #*Align Technology, Inc...............................      45,900           175,797
 *Alkermes, Inc........................................      10,200           198,237
 *All American Semiconductor, Inc......................       5,100            17,671
 *Allcity Insurance Co.................................         200               110
 #Allegheny Teledyne, Inc..............................      24,900           437,244
 #*Allegiance Telecom, Inc.............................     115,100           132,940
 Allegiant Bancorp, Inc................................      17,100           297,967
 Allen Organ Co. Class B...............................         800            33,436
 *Allen Telecom, Inc...................................      42,400           222,600
 *Alliance Fiber Optic Products, Inc...................      15,400            13,937
 *Alliance Gaming Corp.................................      33,060           432,259
 #*Alliance Pharmaceutical Corp........................      15,940            30,684
 *Alliance Semiconductor Corp..........................      53,000           467,990
 *Allied Healthcare Products, Inc......................       6,700            33,466
 *Allied Holdings, Inc.................................      10,200            53,550
 *Allied Research Corp.................................       6,300           138,222
 *Allos Therapeutics, Inc..............................      26,600           227,430
 *Allou Health & Beauty Care, Inc. Class A.............       7,100            56,374
 *Alloy Online, Inc....................................      46,700           625,313
 *Allsctipts Healthcare Solutions, Inc.................      49,400           220,077
 *Alltrista Corp.......................................       9,100           337,974
 *Almost Family, Inc...................................       1,600            17,528
 *Alpha Industries, Inc................................      57,500           588,225
 *Alpha Technologies Group, Inc........................      10,400            25,740
 *Alphanet Solutions, Inc..............................       6,900            13,593
 Alpharma, Inc. Class A................................      47,200           974,680
 *Alpine Group, Inc....................................      22,200            26,640
 *Alteon, Inc..........................................      24,300            62,937
 #*Alterra Healthcare Corp.............................      27,300             2,457
 *Altris Software, Inc.................................       1,202               180
 *Ambassadors Group, Inc...............................      11,700           180,765
 *Ambassadors, Inc.....................................      12,800           117,952
 *AMC Entertainment, Inc...............................      37,300           544,207
 *Amcast Industrial Corp...............................      11,900            45,577
 Amcol International Corp..............................      37,700           216,775
 Amcore Financial, Inc.................................      38,000           874,380
 #*Amedisys, Inc.......................................       1,400            12,635
 *Amerco, Inc..........................................      30,500           490,745
 *America Services Group, Inc..........................       4,600            48,254
 *America West Holdings Corp. Class B..................     233,900           713,395
 *American Aircarriers Support, Inc....................       7,200                 7
 *American Axle & Manufacturing Holdings, Inc..........       7,700           232,540
 American Biltrite, Inc................................       4,500            60,705
                                                            SHARES             VALUE+
                                                            ------             ------
 #American Business Financial Services, Inc............       5,830    $       74,041
 American Capital Strategies, Ltd......................      48,100         1,440,835
 *American Claims Evaluation, Inc......................       1,000             1,800
 #*American Classic Voyages Co.........................      33,500                33
 *American Dental Partners, Inc........................       7,800            71,019
 *American Ecology Corp................................      15,750            58,905
 American Financial Holdings, Inc......................       3,921           113,258
 American Greetings Corp. Class A......................      77,700         1,606,059
 *American Healthways, Inc.............................      19,850           505,778
 American Home Mortgage Holdings, Inc..................      15,600           240,162
 *American Homestar Corp...............................      17,530                61
 *American Indemnity Financial Escrow..................         800               800
 *American Italian Pasta Co............................      28,600         1,402,830
 *American Locker Group, Inc...........................         300             3,772
 *American Management Systems, Inc.....................      52,300         1,095,162
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400                 0
 *American Medical Security Group, Inc.................      19,500           372,450
 *American Medical Systems Holdings, Inc...............      47,900         1,101,939
 American National Finincial, Inc......................       3,500            49,910
 *American Pacific Corp................................      10,800           113,724
 *American Physicians Capital, Inc.....................      13,100           218,639
 *American Physicians Services Group, Inc..............       2,200             8,833
 #*American Retirement Corp............................      25,000            76,000
 #*American Science & Engineering, Inc.................       6,500           119,015
 American Shared Hospital Services.....................       5,600            23,520
 *American Software, Inc. Class A......................      29,600           103,156
 American States Water Co..............................      15,900           604,041
 *American Superconductor Corp.........................      26,400           188,892
 *American Technical Ceramics Corp.....................      12,000            79,200
 *American Tower Corp..................................      63,600           241,680
 American Vanguard Corp................................         276             5,451
 *American West Bancorporation.........................       1,936            24,703
 American Woodmark Corp................................      10,400           672,204
 Americana Bancorp, Inc................................       2,712            39,649
 *America's Car-Mart, Inc..............................       6,500            95,420
 #*AMERIGROUP Corp.....................................      15,300           446,071
 *Ameripath, Inc.......................................      38,100         1,125,664
 AmeriServe Financial, Inc.............................      23,200           116,580
 *Ameristar Casinos, Inc...............................      22,300           653,390
 *Ameritrade Holding Corp..............................     135,300           722,502
 Ameron, Inc...........................................       5,100           363,120
 AmerUs Group Co.......................................      26,644           944,530
 #*Ames Department Stores, Inc.........................      28,800             3,888
 Ametek, Inc...........................................      55,800         2,107,008
 *Amistar Corp.........................................       1,600             2,120
 *AML Communications, Inc..............................       9,500             5,510
 Ampco-Pittsburgh Corp.................................      11,900           142,205
 *Ampex Corp. Class A..................................      54,800             6,576
 *Amrep Corp...........................................       8,300            65,570
 *Amresco, Inc.........................................      10,460                42
 *Amsurg Corp..........................................      26,089           828,065
 *Amtech Systems, Inc..................................       1,900            12,112
 *Amtran, Inc..........................................      18,700           208,972
 *Amwest Insurance Group, Inc..........................       3,894                31

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *AMX Corp.............................................      14,400    $       33,840
 *Amylin Pharmaceuticals, Inc..........................      97,900           883,058
 *Anacomp, Inc.........................................           5                59
 *Anadigics, Inc.......................................      39,700           427,767
 Analogic Corp.........................................      16,600           726,001
 Analysts International Corp...........................      37,700           183,410
 *Analytical Surveys, Inc..............................      10,900             3,324
 *Anaren Microwave, Inc................................      29,200           379,746
 Anchor Bancorp Wisconsin, Inc.........................      40,840           927,476
 Andersons, Inc........................................       8,200           102,049
 #*Andrea Electronics Corp.............................       9,200             6,164
 #*Angeion Corp........................................       4,300             1,698
 Angelica Corp.........................................       5,000            85,750
 #*Anicom, Inc.........................................      28,500                28
 *Anika Therapeutics, Inc..............................      12,700            17,335
 *Anixter International, Inc...........................      48,100         1,354,015
 *Ann Taylor Stores Corp...............................      56,700         1,614,816
 *Ansoft Corp..........................................      16,100           129,766
 *AnswerThink Consulting Group, Inc....................      60,900           318,202
 *Ansys, Inc...........................................      25,700           688,888
 *Anthony and Sylvan Pools Corp........................       3,426            25,013
 *Antigenics, Inc......................................      43,006           431,135
 *AP Pharma, Inc.......................................      33,000            77,550
 *APA Optics, Inc......................................      16,300            35,860
 *APAC Teleservices, Inc...............................      88,900           502,729
 *Aphton Corp..........................................      26,100           204,102
 Apogee Enterprises, Inc...............................      40,100           559,796
 Applebees International, Inc..........................      29,450         1,149,433
 *Applica, Inc.........................................      34,400           349,504
 *Applied Extrusion Technologies, Inc..................      18,900           122,850
 *Applied Films Corp...................................      14,300           232,375
 *Applied Graphics Technologies, Inc...................      12,240             6,487
 #*Applied Imaging Corp................................      17,900            47,256
 Applied Industrial Technologies, Inc..................      28,900           570,775
 *Applied Innovation, Inc..............................      25,000           108,250
 *Applied Microsystems Corp............................      10,400             7,124
 *Applied Molecular Evolution, Inc.....................      32,800           198,276
 *Applied Signal Technologies, Inc.....................      13,400           157,517
 #*Applix, Inc.........................................      19,200            33,696
 *Apria Healthcare Group, Inc..........................      59,900         1,417,833
 *Apropos Technology, Inc..............................      12,000            27,300
 Aptargroup, Inc.......................................      33,200         1,241,016
 *Aradigm Corp.........................................      38,400           151,104
 *Arch Capital Group, Ltd..............................      20,500           607,722
 Arch Chemicals, Inc...................................      31,500           732,375
 Arch Coal, Inc........................................      68,100         1,600,350
 Arctic Cat, Inc.......................................      25,100           502,125
 #*Ardent Communications, Inc..........................      19,200             1,152
 *Arena Pharmaceuticals, Inc...........................      35,900           271,942
 Argonaut Group, Inc...................................      31,000           663,245
 *Argonaut Technologoes, Inc...........................      19,300            26,248
 *Argosy Gaming Corp...................................      44,800         1,541,120
 #*ARI Network Services, Inc...........................       8,000             3,820
 *Ariad Pharmaceuticals, Inc...........................      43,000           188,340
 #*Ariba, Inc..........................................     114,400           338,052
 *Ark Restaurants Corp.................................       2,700            19,008
 *Arkansas Best Corp...................................      31,600           778,150
 *Arlington Hospitality, Inc...........................       6,400            19,808
 #*Armor Holdings, Inc.................................      43,200         1,131,840
 #*Armstrong Holdings, Inc.............................      35,700           109,242
 *Arqule, Inc..........................................      25,400           219,075
 *Array BioPharma, Inc.................................      21,800           214,621
                                                            SHARES             VALUE+
                                                            ------             ------
 *Arrhythmia Research Technology, Inc..................       1,800    $        5,445
 *Arris Group, Inc.....................................     106,300           690,418
 Arrow Financial Corp..................................       9,975           295,908
 Arrow International, Inc..............................      31,100         1,426,090
 *Art Technology Group, Inc............................      74,000            98,050
 *Artesyn Technologies, Inc............................      49,600           375,472
 *Arthrocare Corp......................................      30,000           334,650
 #*Artificial Life, Inc................................       1,200               858
 *Artisan Components, Inc..............................      23,000           296,355
 *Artisoft, Inc........................................      24,900            39,093
 *Arts Way Manufacturing Co., Inc......................         200               651
 *Asante Technologies, Inc.............................       7,200             1,620
 ASB Financial Corp....................................       1,000            11,180
 *Ascent Assurance, Inc................................         109               115
 *Ascential Software Corp..............................     229,700           701,733
 *Ashworth, Inc........................................      21,500           193,392
 *Ask Jeeves, Inc......................................       2,500             3,075
 *Aspect Communications Corp...........................      68,200           323,609
 *Aspect Medical Systems, Inc..........................      14,600            72,708
 *Aspen Technology, Inc................................      41,300           462,766
 *Aspeon, Inc..........................................       9,400             1,457
 *Astea International, Inc.............................      18,500            16,557
 *Astec Industries, Inc................................      27,500           465,025
 Astro-Med, Inc........................................       4,500            18,675
 *Astronics Corp.......................................       6,200            56,234
 *Astronics Corp. Class B..............................       2,325            21,913
 #*AstroPower, Inc.....................................      18,700           614,108
 *ASV, Inc.............................................      13,100           155,562
 *Asyst Technologies, Inc..............................      46,400           789,264
 *ATG, Inc.............................................      16,200               729
 *AtheroGenics, Inc....................................      37,600           282,000
 *Athey Products Corp..................................       2,940                73
 Atlanta Sosnoff Capital Corp..........................       7,700            89,512
 *Atlantic American Corp...............................      21,100            54,754
 *Atlantic Coast Airlines, Inc.........................      58,500         1,275,592
 *Atlantic Data Services, Inc..........................      18,700            42,542
 *Atlantic Premium Brands, Ltd.........................       2,000             5,500
 *Atlantis Plastics, Inc...............................       3,300            17,292
 *Atlas Air, Inc.......................................      45,900           393,822
 #*ATMI, Inc...........................................      39,600         1,055,538
 Atmos Energy Corp.....................................      58,700         1,358,318
 *ATP Oil & Gas Corp...................................      17,400            64,728
 *Atrion Corp..........................................       2,700            84,564
 *Atrix Labs, Inc......................................      26,100           650,281
 *ATS Medical, Inc.....................................      35,000            57,925
 *Atwood Oceanics, Inc.................................      22,100           995,826
 *Audiovox Corp. Class A...............................      45,800           358,385
 *August Technology Corp...............................      16,700           204,324
 *Ault, Inc............................................       7,100            34,648
 *Aura Systems, Inc....................................       5,295             1,059
 *Aurora Foods, Inc....................................      93,400           187,734
 *Auspex Systems, Inc..................................      53,800            29,590
 #*Authentidate Holding Corp...........................      21,200           116,176
 #*autobytel.com, Inc..................................      38,700           139,707
 Autodesk, Inc.........................................       5,000            67,400
 *Autoimmune, Inc......................................      19,200            17,184
 *Avalon Holding Corp. Class A.........................       1,550             4,355
 *Avanex Corp..........................................      82,400           212,180
 *Avanir Pharmaceuticals Class A.......................      69,400           152,680
 *Avant Corp...........................................      61,800         1,155,042
 *Avant Immunotherapeutics, Inc........................      72,200            77,254
 *Avatar Holdings, Inc.................................       9,100           237,510

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Avenue A, Inc........................................      29,200    $       87,454
 *Avi Biopharma, Inc...................................      31,600           150,258
 *Aviall, Inc..........................................      27,600           264,132
 *Avici System, Inc....................................       5,900            10,207
 *Avid Technology, Inc.................................      39,600           361,350
 *AVIDYN, Inc..........................................       3,500            10,080
 *Avigen, Inc..........................................      27,100           235,363
 Avista Corp...........................................      62,000           864,900
 *Avocent Corp.........................................      58,300         1,323,993
 #*Avteam, Inc. Class A................................      12,800                45
 *Aware, Inc...........................................      31,000           114,855
 *Axeda Systems, Inc...................................      22,900            54,616
 *Axonyx, Inc..........................................      13,000            40,690
 *AXS-One, Inc.........................................      31,000            23,250
 *Axsys Technologies, Inc..............................       6,400            52,032
 *AXT, Inc.............................................      28,300           277,764
 *Aztar Corp...........................................      62,500         1,292,500
 *AZZ, Inc.............................................       7,200           133,560
 Badger Meter, Inc.....................................       3,300           103,125
 *Badger Paper Mills, Inc..............................       1,000             8,450
 Bairnco Corp..........................................       9,700            51,895
 *Baker (Michael) Corp.................................       7,900           122,292
 *Balanced Care Corp...................................       5,300             1,219
 Balchem Corp..........................................       5,000           115,000
 Baldor Electric Co....................................      47,233         1,145,400
 Baldwin & Lyons, Inc. Class B.........................      14,700           339,496
 *Baldwin Piano & Organ Co.............................       1,900                19
 *Baldwin Technology, Inc. Class A.....................      13,500            20,250
 *Ballantyne Omaha, Inc................................      17,200            15,050
 #*Bally Total Fitness Holding Corp....................      40,600           838,390
 *Baltek Corp..........................................       1,500            13,762
 *Bancinsurance Corp...................................       8,000            41,760
 Bancorp Connecticut, Inc..............................       6,700           187,265
 BancorpSouth, Inc.....................................      16,137           351,787
 Bandag, Inc...........................................      14,500           464,000
 Bandag, Inc. Class A..................................      12,300           345,630
 Bank of Granite Corp..................................      14,800           324,046
 Bank of The Ozarks....................................       3,800           167,523
 *Bank United Financial Corp. Class A..................      30,700           547,227
 BankAtlantic Bancorp, Inc. Class A....................      11,285           125,828
 *Bankrate, Inc........................................       7,000             9,275
 Banner Corp...........................................      17,160           375,718
 Banta Corp............................................      35,900         1,231,370
 Barnes Group, Inc.....................................      25,700           596,240
 *barnesandnoble.com, inc..............................      18,225            23,510
 Barnwell Industries, Inc..............................         400             8,160
 *Barra, Inc...........................................      25,300         1,125,723
 *Barrett Business Services, Inc.......................      10,000            36,300
 *Barry (R.G.) Corp....................................      12,000            69,000
 *Base Ten Systems, Inc................................       1,720               146
 Bassett Furniture Industries, Inc.....................      16,600           310,420
 Bay State Bancorp, Inc................................       1,400            69,720
 *Bay View Capital Corp................................      79,400           539,126
 *Baycorp Holdings, Ltd................................      13,200           159,060
 *Bayou Steel Corp. Class A............................      13,500             8,100
 #*BCT International, Inc..............................       2,700             2,430
 *Be Aerospace, Inc....................................      42,600           554,013
 *Beazer Homes USA, Inc................................      17,353         1,357,352
 *Bebe Stores, Inc.....................................      40,400           750,026
 *BEI Electronics, Inc.................................      11,800            80,417
 BEI Technologies, Inc.................................      22,400           370,160
 *Bel Fuse, Inc. Class A...............................       3,300            81,576
                                                            SHARES             VALUE+
                                                            ------             ------
 Bel Fuse, Inc. Class B................................       5,250    $      141,015
 Belden, Inc...........................................      36,500           795,700
 *Bell Industries, Inc.................................      11,900            22,967
 *Bell Microproducts, Inc..............................      24,100           248,953
 *Benchmark Electronics, Inc...........................      29,400           882,000
 *Benihana, Inc........................................       1,000            20,300
 *Bentley Pharmaceuticals, Inc.........................      20,460           241,019
 Berkley (W.R.) Corp...................................       7,600           448,172
 Berry Petroleum Corp. Class A.........................      33,800           584,740
 #*Bethlehem Steel Corp................................      92,100            36,840
 *Beverly Enterprises..................................     140,100         1,094,181
 *Beyond.com Corp......................................       3,140               141
 BHA Group Holdings, Inc. Class A......................       8,400           147,966
 *Big 4 Ranch, Inc.....................................       3,200                 0
 *Big City Radio, Inc..................................       6,400             7,616
 *Big Dog Holdings, Inc................................       1,500             5,092
 Big Lots, Inc.........................................      40,500           724,950
 *billserv.com, Inc....................................       2,200             3,025
 *BindView Development Corp............................      68,700            98,584
 *Bio Technology General Corp..........................      84,000           422,940
 *Bioanalytical Systems, Inc...........................       4,900            26,362
 *Biocryst Pharmaceuticals, Inc........................      24,200            73,568
 *Bio-Logic Systems Corp...............................       5,200            23,660
 *BioMarin Pharmaceutical, Inc.........................      68,000           396,100
 #*Bionova Holdings Corp...............................       5,970             3,343
 *Bionx Implants, Inc..................................      13,900            75,060
 *Bio-Plexus, Inc......................................         270               571
 *Bio-Rad Laboratories, Inc. Class A...................      33,200         1,469,432
 *BioReliance Corp.....................................       9,900           272,299
 *Biosepra, Inc........................................      16,500            95,865
 *Biosite Diagnostics, Inc.............................      23,100           691,267
 *Biosource International, Inc.........................      13,500            82,687
 *Biospecifics Technologies Corp.......................       5,800            12,064
 *BioTransplant, Inc...................................      25,600            81,664
 *Birmingham Steel Corp................................       7,300             2,847
 *Bitstream, Inc.......................................      12,800            49,344
 *Black Box Corp.......................................      22,700         1,150,322
 Black Hills Corp......................................      34,700         1,228,727
 Blair Corp............................................      12,000           275,160
 *Blonder Tongue Laboratories, Inc.....................       9,800            28,518
 *Blount International, Inc............................      24,000            90,480
 #*Blue Rhino Corp.....................................      15,400           189,112
 *Bluegreen Corp.......................................      31,965           123,705
 Blyth, Inc............................................      52,800         1,472,064
 BMC Industries, Inc...................................      43,800            54,750
 *BNS Co. Class A......................................       4,120             9,641
 Bob Evans Farms, Inc..................................      53,400         1,634,841
 *Boca Resorts, Inc....................................      58,900           760,988
 #*Bogen Communications International, Inc.............      12,500            39,187
 *Bolder Technologies Corp.............................      20,400                30
 *Bolt Technology Corp.................................       7,000            31,850
 *Bombay Co., Inc......................................      47,200           235,528
 *Bone Care International, Inc.........................      18,350           169,279
 *Bontex, Inc..........................................         200               143
 *Bon-Ton Stores, Inc..................................      15,600            65,520
 *Books-a-Million, Inc.................................      25,000            99,250
 Borg-Warner, Inc......................................      16,300         1,049,720
 *Borland Software Corp................................      88,000           845,680
 *Boron, Lepore and Associates, Inc....................      18,900           301,171
 Boston Acoustics, Inc.................................       7,400            99,530
 *Boston Beer Company, Inc. Class A....................      21,200           349,588

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Boston Biomedical, Inc...............................       8,200    $       38,540
 *Boston Communications Group, Inc.....................      26,800           235,840
 Boston Private Financial Holdings, Inc................      29,000           768,355
 Bostonfed Bancorp, Inc................................       6,900           210,450
 *Bottomline Technologies, Inc.........................      19,800           146,619
 *Boundless Corp.......................................       2,500             1,625
 Bowne & Co., Inc......................................      62,600           904,570
 *Boyd Gaming Corp.....................................     108,000         1,577,880
 *Boyds Collection, Ltd................................      98,900           776,365
 #*Bradlees, Inc.......................................       8,800                13
 *Bradley Pharmaceuticals, Inc. Class A................      10,000           129,600
 Brady (W.H.) Co. Class A..............................      27,000           972,000
 *Brass Eagle, Inc.....................................       9,300            56,265
 *Braun Consulting, Inc................................      26,800           134,402
 #*Breed Technologies, Inc.............................      36,800               957
 Bridgford Foods Corp..................................      14,100           213,262
 Briggs & Stratton Corp................................      28,100         1,152,662
 *Brigham Exploration Co...............................      22,900           116,217
 *Bright Horizons Family Solutions, Inc................       6,600           194,832
 *Brightpoint, Inc.....................................      41,700            14,803
 *BrightStar Information Technology Group, Inc.........      13,600             1,258
 *Brilliant Digital Entertainment, Inc.................      21,400             8,988
 *Brio Technology, Inc.................................      40,900            57,055
 #*Britesmile, Inc.....................................      47,100           186,045
 *Broadview Media, Inc.................................         200                60
 #*Broadvision, Inc....................................     103,800            84,597
 Brookline Bancorp, Inc................................      38,800           977,954
 *Brooks-PRI Automation Inc............................      42,004         1,266,631
 *Brookstone, Inc......................................      12,500           212,000
 *Brooktrout, Inc......................................      18,300            98,728
 *Brown (Tom), Inc.....................................      49,000         1,335,740
 Brown Shoe Company, Inc...............................      27,300           655,200
 *Bruker Daltonics, Inc................................      71,400           519,792
 Brush Engineered Materials, Inc.......................      24,000           313,200
 Bryn Mawr Bank Corp...................................         800            32,792
 BSB Bancorp, Inc......................................      13,100           392,083
 *BSQUARE Corp.........................................      20,000            46,700
 *BTU International, Inc...............................      11,000            51,095
 *Buca, Inc............................................      21,200           377,042
 *Buckeye Technology, Inc..............................      50,100           520,539
 *Buckhead America Corp................................         900               153
 *Buckle, Inc..........................................      33,900           781,395
 *Building Materials Holding Corp......................      16,500           252,367
 *Bull Run Corp........................................      48,300            44,194
 Burlington Coat Factory Warehouse Corp................      64,680         1,481,172
 Bush Industries, Inc. Class A.........................      14,200           143,562
 *Butler International, Inc............................      12,300            29,274
 Butler Manufacturing Co...............................       7,600           193,496
 *BWAY Corp............................................      14,800           230,880
 C & D Technologies, Inc...............................      33,900           735,969
 *Cable Design Techologies Corp........................      64,387           746,889
 #*Cabot Microelectronics Corp.........................      12,900           630,100
 Cabot Oil & Gas Corp. Class A.........................      44,800         1,028,160
 *Cache, Inc...........................................      13,600           230,928
 *CacheFlow, Inc.......................................      12,400             7,564
 *Caci International, Inc. Class A.....................      36,100         1,217,111
 *Cadiz, Inc...........................................      56,500           500,590
 Cadmus Communications Corp............................      11,700           152,158
                                                            SHARES             VALUE+
                                                            ------             ------
 *Cagle's, Inc. Class A................................       2,000    $       20,250
 #*Cal Dive International, Inc.........................      41,500         1,005,752
 Calgon Carbon Corp....................................      61,300           517,985
 *Caliber Learning Network, Inc........................      13,600                20
 *Calico Commerce, Inc.................................       5,121             1,562
 *California Amplifier, Inc............................      21,200           129,850
 *California Coastal Communities, Inc..................      10,600            51,516
 California First National Bancorp.....................      15,600           225,030
 *California Micro Devices Corp........................      17,800            96,387
 *California Pizza Kitchen, Inc........................      23,100           531,184
 California Water Service Group........................      19,400           463,660
 *Caliper Technologies Corp............................      28,900           211,692
 #Callaway Golf Co.....................................      38,000           637,260
 *Callon Petroleum Corp................................      17,800            89,890
 *Calloways Nursery, Inc...............................       1,200             1,296
 Cal-Maine Foods, Inc..................................      12,400            44,020
 *Calton, Inc..........................................       7,180             2,154
 *CAM Commerce Solutions, Inc..........................       4,700            19,270
 Cambrex Corp..........................................      31,100         1,357,826
 *Cambridge Heart, Inc.................................      23,400            33,930
 Camco Financial Corp..................................       6,316            90,792
 *Caminus Corp.........................................      25,200           225,288
 *Candela Laser Corp...................................      22,700           132,454
 *Candies, Inc.........................................      19,232            89,813
 *Candlewood Hotel Co., Inc............................       1,500             2,527
 *Cannon Express, Inc. Class A.........................         900               765
 *Cannondale Corp......................................      12,000            37,080
 *Cantel Medical Corp..................................      11,940           232,830
 *Canterbury Information Technology, Inc...............      11,200            10,248
 *Capital Corp. of the West............................       4,520            96,638
 *Capital Crossing Bank................................       9,300           222,967
 *Capital Pacific Holdings, Inc........................      12,300            52,275
 *Capital Senior Living Corp...........................      27,600            93,564
 Capital Southwest Corp................................         300            23,281
 Capitol Bancorp, Ltd..................................       8,564           202,924
 *Caprius, Inc.........................................         548                49
 *Capstone Turbine Corp................................      66,100           160,623
 *Captaris, Inc........................................      46,300           134,038
 Caraustar Industries, Inc.............................      37,800           491,211
 *Carbide/Graphite Group, Inc..........................      11,300                 1
 Carbo Ceramics, Inc...................................      20,900           721,050
 *Cardiac Sciences, Inc................................      81,800           265,441
 #*Cardima, Inc........................................      21,200            31,376
 *CardioDynamics International Corp....................      57,300           192,241
 *CardioGenesis Corp...................................      42,000            40,320
 *Cardiotech International, Inc........................       9,200            11,776
 *Carecentric, Inc.....................................       2,035             1,099
 *Career Blazers, Inc. Trust Units.....................         800                 0
 #*CareerEngine Network, Inc...........................       7,000             1,470
 Carlisle Companies, Inc...............................      37,000         1,374,920
 *Carlyle Industries, Inc..............................       2,458               848
 Carpenter Technology Corp.............................      34,100           997,425
 *Carreker Corp........................................      29,700           289,872
 *Carriage Services, Inc. Class A......................      19,800            85,734
 *Carrier Access Corp..................................      32,100            85,867
 *Carrington Laboratories, Inc.........................      12,300            20,295
 *Carrizo Oil & Gas, Inc...............................      18,300            86,467
 *Cascade Corp.........................................      16,000           224,000
 Cascade Natural Gas Corp..............................      17,700           412,233
 *Casella Waste Systems, Inc. Class A..................      37,169           429,116
 Casey's General Stores, Inc...........................      74,300           886,027

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cash America International, Inc.......................      37,200    $      310,620
 Castle (A.M.) & Co....................................      20,937           219,210
 *Castle Dental Centers, Inc...........................       5,500               550
 Castle Energy Corp....................................       7,300            46,026
 *Casual Male Corp.....................................      16,700                17
 Catalina Lighting, Inc................................       1,760             9,953
 *Catalyst International, Inc..........................      13,000            32,435
 *Catalytica Energy Systems, Inc.......................      12,891            48,792
 *Catapult Communications Corp.........................      17,000           319,855
 Cathay Bancorp, Inc...................................      14,800           630,332
 Cato Corp. Class A....................................      31,100           843,276
 *Cavalier Homes, Inc..................................      22,960            78,982
 CBRL Group, Inc.......................................       9,600           319,296
 *CCA Industries, Inc..................................       4,300             7,267
 CCBT Financial Companies, Inc.........................      11,100           284,770
 *CCC Information Services Group, Inc..................      36,600           433,344
 *C-COR.Net Corp.......................................      43,600           381,718
 *CD Warehouse, Inc....................................       3,300               643
 *CD&L, Inc............................................       5,200             2,652
 *CDI Corp.............................................      32,900           920,542
 *Cec Entertainment Inc................................      10,800           512,892
 *Celadon Group, Inc...................................      12,500           140,562
 *Celebrity, Inc.......................................       1,300               390
 *Celeritek, Inc.......................................      18,700           156,893
 *Cell Genesys, Inc....................................      45,052           628,475
 #*Cell Pathways, Inc..................................       4,829             9,417
 *Cell Therapeutics, Inc...............................      50,800           362,966
 *Cellegy Pharmaceuticals, Inc.........................      23,700            53,917
 #*CellStar Corp.......................................      15,620            63,027
 *Cellular Technical Services..........................       3,100             5,735
 Centennial Bancorp....................................      36,231           269,921
 *Centennial Cellular Corp.............................      35,000           108,675
 #*CenterSpan Communication Corp.......................      12,100            66,429
 Centex Construction Products, Inc.....................      27,100         1,131,967
 *Centillium Communications, Inc.......................      45,000           321,975
 Central Bancorp, Inc..................................       2,400            73,800
 #*Central European Distribution Corp..................       5,200            80,626
 *Central Garden & Pet Co..............................      30,500           447,740
 Central Parking Corp..................................      45,600         1,121,760
 Central Vermont Public Service Corp...................      18,300           312,747
 Century Aluminum Co...................................      28,500           462,840
 Century Bancorp Income Class A........................       1,000            26,055
 *Century Business Services, Inc.......................     117,400           405,617
 *Cepheid, Inc.........................................      34,700           178,011
 *Ceradyne, Inc........................................      13,200           104,544
 Cerberonics, Inc. Class A.............................         200               735
 *Ceres Group, Inc.....................................      42,400           183,380
 #*Cerus Corp..........................................      18,900           816,669
 CFS Bancorp, Inc......................................      19,000           266,950
 *CGI Group, Inc.......................................      57,880           311,394
 CH Energy Group, Inc..................................      24,500         1,215,445
 *Chad Therapeutics....................................      10,000            31,000
 *Champion Enterprises, Inc............................      83,300           668,066
 Champion Industries, Inc..............................      13,174            38,600
 *Championship Auto Racing Teams, Inc..................      21,200           195,888
 *Champps Entertainment, Inc...........................      18,000           244,170
 *Channell Commercial Corp.............................       6,600            43,230
 *Charles and Colvard, Ltd.............................      16,000            73,120
 *Charles River Associates, Inc........................      12,200           175,802
 *Charles River Laboratories International, Inc........      25,000           918,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Charlotte Russe Holding, Inc.........................      21,700    $      503,006
 *Charming Shoppes, Inc................................     143,900         1,115,944
 *Chart House Enterprises, Inc.........................       2,216             8,310
 *Chart Industries, Inc................................      33,625            89,442
 Chase Corp............................................       4,100            45,879
 *Chase Industries, Inc................................      11,800           149,860
 *Chattem, Inc.........................................      14,200           408,321
 *Chaus (Bernard), Inc.................................      11,100             5,050
 *Checkers Drive-In Restaurant, Inc....................      14,234           174,295
 #*CheckFree Corp......................................      40,300           854,964
 *Checkpoint System, Inc...............................      42,300           555,822
 *Cheesecake Factory, Inc..............................      14,137           539,821
 Chemed Corp...........................................      13,500           495,450
 Chemfirst, Inc........................................      24,500           683,550
 Chemical Financial Corp...............................      28,635           921,904
 *Cherokee, Inc........................................      11,900           263,763
 Chesapeake Corp.......................................      26,500           737,230
 *Chesapeake Energy Corp...............................     213,770         1,607,550
 Chesapeake Utilities Corp.............................       8,200           172,200
 Chester Valley Bancorp................................         522             8,235
 Chicago Rivet & Machine Co............................         200             5,320
 *Chicos Fas, Inc......................................      53,225         2,036,921
 #*Children's Place Retail Stores, Inc.................      43,000         1,207,655
 *Childtime Learning Centers, Inc......................       6,500            19,695
 *Chiles Offshore, Inc.................................      12,000           323,400
 *ChipPAC, Inc.........................................      93,200           811,772
 *Chiquita Brands International, Inc...................         396             6,819
 Chittenden Corp.......................................      38,573         1,160,662
 *Choice Hotels International, Inc.....................      51,700         1,190,651
 *Cholestech Corp......................................      19,200           351,744
 *Chordiant Software, Inc..............................      60,800           187,264
 *Christopher & Banks Corp.............................      36,675         1,460,949
 *ChromaVision Medical Systems, Inc....................      30,800            58,520
 *Chromcraft Revington, Inc............................      12,600           194,922
 *Chronimed, Inc.......................................      19,400           111,938
 Church & Dwight Co., Inc..............................      50,800         1,766,316
 Churchill Downs, Inc..................................      15,800           552,210
 #*Chyron Corp.........................................      42,600            26,412
 *Ciber, Inc...........................................      79,112           608,371
 *Cima Laboratories, Inc...............................      19,100           541,580
 *Ciphergen Biosystems, Inc............................      21,800           103,659
 *Ciprico, Inc.........................................       6,400            34,048
 CIRCOR International, Inc.............................      15,350           337,853
 #*Circuit City Stores, Inc. (Carmax Group)............      41,100         1,087,917
 *Circuit Systems, Inc.................................       1,600                12
 *Cirrus Logic, Inc....................................     104,800         1,083,108
 Citizens Banking Corp.................................      16,200           532,737
 *Citizens, Inc. Class A...............................      36,921           332,293
 *City Holding Co......................................      23,686           439,494
 City National Corp....................................         211            11,449
 *CKE Restaurants, Inc.................................      71,200           712,000
 Claire's Stores, Inc..................................      76,600         1,543,490
 Clarcor, Inc..........................................      39,300         1,208,475
 *Clare, Inc...........................................      14,700            58,873
 *Clark (Dick) Productions, Inc........................       3,880            56,233
 *Clark/Bardes Holdings, Inc...........................      21,000           506,940
 *Clarus Corp..........................................      19,900           119,300
 Classic Vacation Group, Inc...........................      16,300             1,630
 *Clean Harbors, Inc...................................      15,400           120,428
 *Clearone Communications, Inc.........................      12,200           223,199
 Cleco Corp............................................      54,100         1,252,956

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cleveland Cliffs, Inc.................................      16,800    $      480,312
 *click2learn.com, Inc.................................      30,900            88,837
 *ClickAction, Inc.....................................       9,200             6,578
 *Closure Medical Corp.................................      21,500           333,680
 CNA Surety Corp.......................................      52,400           792,288
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400             1,280
 *CNET Networks, Inc...................................     137,600           427,248
 CNF Transportation, Inc...............................       5,500           198,055
 *CNS, Inc.............................................      23,100           135,481
 Coachmen Industries, Inc..............................      22,500           387,000
 *Coast Dental Services, Inc...........................       2,766            14,508
 *Coast Distribution System............................       4,000            12,000
 Coastal Bancorp, Inc..................................       8,200           265,844
 *Coastcast Corp.......................................      12,300            30,750
 *Cobalt Corp..........................................      25,400           521,970
 CoBiz, Inc............................................       8,550           139,621
 *Cobra Electronic Corp................................       6,100            51,331
 Coca-Cola Bottling Co. Consolidated...................       9,000           447,435
 #*Coeur d'Alene Mines Corp............................      36,300            67,155
 *Cogent Communications Group, Inc.....................       1,013             2,634
 *Cognex Corp..........................................      54,300         1,243,198
 *Cognitronics Corp....................................       4,250            12,750
 *Cognizant Technology Solutions Corp..................       8,600           420,153
 *Coherent, Inc........................................      37,300         1,122,357
 *Cohesion Technologies, Inc...........................      13,600            32,028
 Cohu, Inc.............................................      32,400           793,638
 *Coinstar, Inc........................................      27,200           776,696
 *Cold Metal Products, Inc.............................       3,500             1,400
 *Coldwater Creek, Inc.................................      16,600           325,526
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450           381,769
 *Cole National Corp. Class A..........................      21,700           403,620
 *Collagenex Pharmaceuticals, Inc......................      13,200           119,460
 #*Collateral Therapeutics, Inc........................      17,300           190,992
 #*Collins & Aikman Corp...............................      57,360           986,592
 Collins Industries, Inc...............................      11,200            56,000
 *Colorado Medtech, Inc................................      19,600            62,622
 *Columbia Banking System, Inc.........................      21,623           248,124
 *Columbia Laboratories, Inc...........................      43,600           230,644
 *Columbia Sportswear Co...............................      45,450         1,613,929
 Columbus McKinnon Corp................................      20,800           203,736
 *Com21, Inc...........................................      25,800            19,995
 *Comarco, Inc.........................................       7,000            54,425
 *Comdial Corp.........................................      11,400             4,275
 *Comforce Corp........................................      13,877            16,652
 *Comfort Systems USA, Inc.............................      56,200           264,140
 Commerce Group, Inc...................................      29,400         1,156,596
 *Commerce One, Inc....................................     145,200           107,448
 Commercial Bancshares, Inc............................       2,586            73,378
 Commercial Federal Corp...............................      60,300         1,736,640
 Commercial Metals Co..................................      21,800         1,000,620
 #Commercial National Financial Corp...................       3,200            66,720
 Commonwealth Bancorp, Inc.............................      14,500           408,392
 Commonwealth Industries, Inc..........................      21,600           155,844
 *Commscope, Inc.......................................      80,200         1,136,434
 Communications Systems, Inc...........................      14,100           119,215
 Community Bank System, Inc............................      15,500           482,050
 #Community Bankshares, Inc............................         210             3,570
 Community Financial Group, Inc........................       2,300            55,844
 Community First Bankshares, Inc.......................      49,800         1,355,307
 Community Trust Bancorp, Inc..........................      16,948           425,141
                                                            SHARES             VALUE+
                                                            ------             ------
 *Community West Bancshares............................       5,500    $       27,225
 *Competitive Technologies, Inc........................       8,800            23,012
 *Compucom Systems, Inc................................      62,200           247,556
 *CompuCredit Corp.....................................      54,800           380,860
 *Compudyne Corp.......................................       7,900           122,015
 *Computer Access Technology Corp......................      26,200            91,045
 *Computer Horizons Corp...............................      57,600           250,272
 *Computer Learning Centers, Inc.......................      20,358                35
 *Computer Motion, Inc.................................      20,200            29,290
 *Computer Network Technology Corp.....................      39,000           328,185
 *Computer Task Group, Inc.............................      33,400           153,640
 *Computrac, Inc.......................................       6,200             2,263
 CompX International, Inc..............................       7,900            97,960
 *Comshare, Inc........................................      15,400            40,348
 *Comstock Resources, Inc..............................      39,100           322,966
 *Comtech Telecommunications Corp......................      11,600           114,550
 #*Concepts Direct, Inc................................         700             1,207
 *Conceptus, Inc.......................................      21,100           391,299
 *Concero, Inc.........................................      16,500             5,692
 *Concerto Software, Inc...............................      21,400           172,377
 *Concord Camera Corp..................................      38,700           267,804
 *Concord Communications, Inc..........................      24,900           374,869
 *Concur Technologies, Inc.............................      32,300            99,807
 *Concurrent Computer Corp.............................      80,000           507,600
 *Conductus, Inc.......................................      10,000            19,950
 #*Cone Mills Corp.....................................      39,900           139,650
 *Congoleum Corp. Class A..............................       5,500            15,400
 *Conmed Corp..........................................      37,912           904,012
 Connecticut Bancshares, Inc...........................       1,300            43,023
 Connecticut Water Services, Inc.......................       9,300           236,499
 *Connitics Corp.......................................      38,300           500,198
 *Conrad Industries, Inc...............................       8,300            39,840
 #*Conseco, Inc........................................     133,700           373,023
 *Consolidated Freightways Corp........................      34,300           108,559
 *Consolidated Graphics, Inc...........................      18,700           375,870
 Consolidated Tokoma Land Co...........................       6,400           131,520
 *Continental Materials Corp...........................         200             5,420
 *Convera Corp.........................................      38,500           146,492
 *Convergent Communications, Inc.......................       2,100                 6
 #*Cooker Restaurant Corp..............................       6,600               627
 Cooper Companies, Inc.................................      20,900         1,045,209
 Cooper Tire & Rubber Co...............................      59,200         1,352,128
 Cooperative Bankshares, Inc...........................       1,400            22,057
 *CoorsTek, Inc........................................      12,500           420,812
 *Copper Mountain Networks, Inc........................      31,200            26,364
 *Core Materials Corp..................................       7,700            16,940
 *Corel Corp...........................................           1                 1
 *Corillian Corp.......................................      42,400            83,528
 *Corinthian Colleges, Inc.............................       4,000           109,660
 *Corixa Corp..........................................      56,482           371,369
 Corn Products International, Inc......................      44,900         1,522,110
 *Cornell Companies, Inc...............................      15,200           167,200
 *Corporate Executive Board Co.........................      38,000         1,333,040
 *Correctional Services Corp...........................      14,812            33,327
 *Corrections Corporation of America...................      35,000           567,700
 *Corrpro Companies, Inc...............................       7,875             9,450
 Corus Bankshares, Inc.................................      20,900         1,040,193
 *Corvas International, Inc............................      35,700            91,213
 *Corvel Corp..........................................      15,600           536,406
 *Cost Plus, Inc.......................................      33,875         1,086,032
 *CoStar Group, Inc....................................      24,600           522,012
 *Cost-U-Less, Inc.....................................       3,000             5,685

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cotton States Life Insurance Co.......................       6,330    $       62,635
 Courier Corp..........................................       2,850           124,117
 *Covance, Inc.........................................      78,200         1,427,150
 *Covansys Corp........................................      41,600           292,656
 *Covenant Transport, Inc. Class A.....................      15,500           245,365
 *Coventry Health Care, Inc............................      57,000         1,769,850
 Covest Bancshares, Inc................................       2,425            53,714
 *Covista Communications, Inc..........................       3,000            12,240
 CPAC, Inc.............................................       6,120            43,085
 CPB, Inc..............................................      12,000           512,160
 #*C-Phone Corp........................................      11,700               158
 *CPI Aerostructures, Inc..............................          66               426
 CPI Corp..............................................      10,500           188,370
 Craftmade International, Inc..........................       9,900           137,857
 Crawford & Co. Class A................................      22,300           200,700
 Crawford & Co. Class B................................      37,700           426,010
 #*Cray, Inc...........................................      56,400           218,268
 *Credence Systems Corp................................      72,570         1,375,564
 *Credit Acceptance Corp...............................      57,400           779,205
 #*Cree Research, Inc..................................      90,800         1,045,562
 *Crescent Operating, Inc..............................       9,100             3,458
 *Crestline Capital Corp...............................      15,500           526,225
 *Critical Path, Inc...................................      37,400            45,815
 *Criticare Systems, Inc...............................      13,700            76,103
 Crompton Corp.........................................     113,100         1,280,292
 *Cross (A.T.) Co. Class A.............................      22,100           165,750
 #*Cross Media Marketing Corp..........................       1,077            12,913
 *Crossroads Systems, Inc..............................      34,000            53,890
 *Crosswalk.com, Inc...................................       9,600             6,384
 *Crown Castle International Corp......................      42,300           190,350
 #*Crown Cork & Seal Co., Inc..........................     131,800         1,093,940
 *Crown Crafts, Inc....................................      11,100             8,158
 *Crown Media Holdings, Inc............................      61,500           612,847
 *Crown-Andersen, Inc..................................       1,000             6,175
 *Crusader Holdings Corp...............................           3                 0
 *Cryolife, Inc........................................      27,200           788,256
 *CSK Auto Corp........................................      52,000           831,480
 *CSP, Inc.............................................       4,600            15,479
 *CSS Industries, Inc..................................      11,600           427,112
 CT Communications, Inc................................      22,600           332,333
 *CTB International Corp...............................      11,800           199,007
 #*CTC Communications Group, Inc.......................      42,050            75,480
 CTS Corp..............................................      43,000           683,700
 Cubic Corp............................................      38,100         1,029,081
 *Cubist Pharmaceuticals, Inc..........................      37,000           536,685
 *Culp, Inc............................................      12,800           163,072
 *Cumulus Media, Inc. Class A..........................      31,100           669,427
 *CUNO, Inc............................................      26,100           901,885
 *CuraGen Corp.........................................      60,800           487,312
 *Curative Health Services, Inc........................      14,400           200,592
 *Curis, Inc...........................................      32,250            41,764
 *Curon Medical, Inc...................................      10,000            35,300
 Curtiss-Wright Corp...................................      13,000           925,600
 *Cutter & Buck, Inc...................................      14,550           101,923
 *CV Therapeutics, Inc.................................      32,200           614,698
 CVB Financial Corp....................................      48,112         1,058,945
 *CVF Technologies Corp................................       8,600             2,150
 *Cyanotech Corp.......................................      10,900             9,428
 *Cyberonics, Inc......................................      29,700           454,113
 *Cyberoptics Corp.....................................       9,900           112,860
 *Cybersource Corp.....................................      52,000           120,900
 *Cybex International, Inc.............................       8,700            17,400
                                                            SHARES             VALUE+
                                                            ------             ------
 *Cygnus, Inc..........................................      52,200    $      128,151
 *Cylink Corp..........................................      42,600            34,506
 *Cymer, Inc...........................................      32,500         1,406,112
 *Cysive, Inc..........................................      37,600            89,676
 *Cytec Industries, Inc................................      51,600         1,599,084
 *Cytogen Corp.........................................      95,200           110,908
 *Cytrx Corp...........................................       1,700             1,436
 D & K Healthcare Resources, Inc.......................      18,700           623,645
 *D A Consulting Group, Inc............................       6,700             5,494
 *Daily Journal Corp...................................         200             5,325
 *Dairy Mart Convenience Stores, Inc...................       4,800               744
 *Daisytek International Corp..........................      27,700           393,755
 *Daktronics, Inc......................................      23,000           211,025
 *Dan River, Inc. Class A..............................      29,700           119,988
 *Danielson Holding Corp...............................      27,700           174,510
 *Daou Systems, Inc....................................      23,000            24,725
 *Data I/O Corp........................................      11,300            13,503
 #*Data Race, Inc......................................      36,700             1,578
 *Data Systems & Software, Inc.........................      12,000            44,220
 *Datakey, Inc.........................................       1,000             2,880
 *Datalink Corp........................................      12,300            65,190
 *Datamarine International, Inc........................         200                17
 *Dataram Corp.........................................      11,100            64,491
 Datascope Corp........................................      21,700           630,710
 *Datastream Systems, Inc..............................      32,100           210,094
 *Datatec Systems, Inc.................................       8,600             7,439
 *DataTRAK International, Inc..........................       5,600            16,492
 *Datawatch Corp.......................................       2,066             4,907
 *Datum, Inc...........................................       9,500           123,167
 *Dave and Busters, Inc................................      18,100           219,553
 *Daw Technologies, Inc................................       3,575             1,519
 *Dawson Geophysical Co................................       5,400            41,040
 *Daxor Corp...........................................       6,100           110,715
 *DDi Corp.............................................      56,000           155,960
 Deb Shops, Inc........................................      17,900           593,295
 *Deckers Outdoor Corp.................................      11,800            54,339
 *Decora Industries, Inc...............................       5,500               247
 Decorator Industries, Inc.............................       2,762            16,489
 *Del Global Technologies Corp.........................       8,500            33,320
 *Del Laboratories, Inc................................      18,123           452,169
 *Del Monte Foods Co...................................      75,600           767,340
 *dELiA*s Corp. Class A................................      32,645           196,523
 *Delphax Technologies, Inc............................       8,000            32,240
 Delphi Financial Group, Inc. Class A..................      20,900           877,800
 Delta and Pine Land Co................................      50,000           967,500
 Delta Apparel, Inc....................................       2,620            72,312
 *Delta Financial Corp.................................      19,600            29,008
 Delta Natural Gas Co., Inc............................       3,100            67,828
 *Delta Woodside Industries, Inc.......................       6,550            15,392
 *Deltagen, Inc........................................      22,000            96,690
 *Deltek Systems, Inc..................................      23,600           168,858
 Deltic Timber Corp....................................      19,700           631,385
 *Denali, Inc..........................................       4,300               365
 *Denbury Resources, Inc...............................      59,700           554,016
 *Dendreon Corp........................................      31,300            92,648
 *Dendrite International, Inc..........................      45,500           540,312
 *Department 56, Inc...................................      22,900           412,200
 *DepoMed, Inc.........................................      13,600            57,800
 *Designs, Inc.........................................      17,400           123,366
 *Detrex Corp..........................................         500             3,175
 *Devcon International Corp............................       4,000            27,340
 Dewolfe Companies, Inc................................         300             3,735

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Diacrin, Inc.........................................      23,300    $       39,493
 Diagnostic Products Corp..............................      37,600         1,893,160
 *Diametrics Medical, Inc..............................      38,400           162,240
 *DiamondCluster International, Inc....................      26,900           214,931
 *Dianon Systems, Inc..................................      14,733           951,310
 #*Dice, Inc...........................................      13,500            39,757
 *Diedrich Coffee, Inc.................................       4,025            13,645
 *Digene Corp..........................................      25,600           593,536
 *Digex, Inc...........................................      12,700             9,334
 *Digi International, Inc..............................      26,833           121,553
 *Digimarc Corp........................................      22,000           281,820
 *Digital Angel Corp...................................       3,800            14,250
 *Digital Courier Technologies, Inc....................       7,200               155
 *Digital Generation Systems, Inc......................      49,400            49,153
 *Digital Impact, Inc..................................      10,800            22,302
 *Digital Insight Corp.................................      41,600           593,840
 *Digital Lightwave, Inc...............................      39,200           123,284
 *Digital Power Corp...................................       1,000               725
 *Digital River, Inc...................................      35,000           225,225
 *DigitalThink Inc.....................................      40,400            63,024
 *Digitas, Inc.........................................      45,000           183,600
 Dime Community Bancorp, Inc...........................      37,800           911,925
 Dimon, Inc............................................      58,000           412,960
 *Diodes, Inc..........................................      14,700           125,758
 *Dionex Corp..........................................      29,600           757,908
 *Directrix, Inc.......................................         813                41
 *Discovery Partners International.....................      30,400           181,032
 *Dispatch Management Services Corp....................       4,300                17
 *Display Technologies, Inc............................      11,330                74
 *Ditech Communications Corp...........................      40,500           121,297
 *Diversa Corp.........................................      30,900           346,234
 *Diversified Corporate Resources, Inc.................       2,200             1,254
 *divine, Inc. Class A.................................          17                89
 *Dixie Group, Inc.....................................      16,500           110,797
 *Dixon Ticonderoga Co.................................       1,900             2,945
 *DMC Stratex Networks, Inc............................     112,500           393,750
 *Dobson Communications Corp...........................      55,600           132,606
 *Docent, Inc..........................................      32,200            62,146
 *DocuCorp International, Inc..........................      21,000           211,050
 *Document Sciences Corp...............................      14,200            32,873
 *Documentum, Inc......................................      49,800           647,649
 *Dollar Thrifty Automotive Group, Inc.................      33,800           785,512
 *Dominion Homes, Inc..................................       5,800           134,270
 Donegal Group, Inc. Class A...........................       7,466            85,075
 Donegal Group, Inc. Class B...........................       3,733            40,204
 Donnelly Corp. Class A................................       7,300           143,664
 *Dorsey Trailers, Inc.................................       3,000                24
 *Dot Hill Systems Corp................................      38,160           170,957
 *DoubleClick, Inc.....................................      54,280           447,539
 Dover Downs Gaming & Entertainment, Inc...............      21,210           282,093
 Dover Motorsports, Inc................................      30,300           181,497
 Downey Financial Corp.................................      30,476         1,660,637
 *DPAC Technologies Corp...............................      31,000            84,475
 DQE, Inc..............................................      72,700         1,285,336
 *Dress Barn, Inc......................................      28,600           907,335
 *Drew Industries, Inc.................................      15,000           232,500
 *Drexler Technology Corp..............................      15,800           322,399
 Dreyer's Grand Ice Cream, Inc.........................      41,900         1,840,876
 *Dril-Quip, Inc.......................................      23,700           548,892
 *DRS Technologies, Inc................................      21,500           842,800
 *Drugstore.com, Inc...................................      11,200            30,184
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dryclean USA, Inc....................................         200    $          132
 *DSET Corp............................................       2,450               906
 *DSP Group, Inc.......................................      33,700           657,655
 *DT Industries, Inc...................................      14,100            62,956
 *DualStar Technologies Corp...........................      24,200             5,082
 *Duane Reade, Inc.....................................      29,100           958,845
 *Duckwall-Alco Stores, Inc............................       6,200            88,505
 *Ducommun, Inc........................................      15,000           285,000
 *DuPont Photomasks, Inc...............................      23,200           806,780
 *Dura Automotive Systems, Inc.........................      20,800           462,904
 *DuraSwitch Industries, Inc...........................       8,800            57,156
 *Duratek, Inc.........................................      19,500           122,655
 *Durect Corp..........................................      10,600            74,465
 *DUSA Pharmaceuticals, Inc............................      19,400            43,747
 *DVI, Inc.............................................      19,700           384,938
 *Dwyer Group, Inc.....................................       9,100            37,947
 *Dyax Corp............................................      31,400           127,641
 *Dycom Industries, Inc................................     117,566         1,551,871
 *#Dynacq International, Inc...........................      18,400           237,268
 *Dynamic Materials Corp...............................       2,000             7,350
 *Dynamics Research Corp...............................       9,700           223,294
 *#E Com Ventures, Inc.................................       2,775            15,027
 *E.piphany, Inc.......................................      87,400           364,458
 *Eagle Bancshares, Inc................................       8,100           209,506
 *Eagle Food Centers, Inc..............................       2,575             2,395
 *EarthLink, Inc.......................................      23,600           155,406
 East West Bancorp, Inc................................      37,700         1,275,014
 Eastern Co............................................       4,950            76,230
 *#EasyLink Services Corp..............................      11,569            13,709
 *Eateries, Inc........................................       3,800            12,065
 *eBenX, Inc...........................................      26,500           105,735
 *eBT International, Inc...............................      26,400             9,504
 *ECC International Corp...............................       9,550            30,560
 *#Echelon Corp........................................      50,100           649,296
 *Eclipsys Corp........................................      17,600           261,888
 *#Eco Soil Systems, Inc...............................      19,700               256
 *Ecogen, Inc..........................................      13,640               477
 *eCollege.com.........................................      19,400            77,406
 Ecology & Environment, Inc. Class A...................       2,000            22,400
 *Ecometry Corp........................................      10,300            28,582
 *Edac Technologies Corp...............................       3,500             2,695
 Edelbrock Corp........................................       7,370            94,889
 *Eden Bioscience Corp.................................      12,800            25,856
 *#EDGAR Online, Inc...................................      16,400            47,396
 *Edge Petroleum Corp..................................      12,900            76,174
 *Edgewater Technology, Inc............................      21,069            85,224
 *Edison Control Corp..................................       1,000             6,925
 Edo Corp..............................................      22,800           630,192
 *Education Management Corp............................      38,400         1,596,672
 Educational Development Corp..........................       1,800            12,159
 *Educational Insights, Inc............................       2,700             1,093
 EFC Bancorp, Inc......................................       4,800            82,368
 *eFunds Corp..........................................      40,400           558,732
 *EGL, Inc.............................................      69,600         1,149,444
 *eGlobe, Inc..........................................      10,255               385
 *El Paso Electric Co..................................      80,400         1,184,292
 *Elcom International, Inc.............................      35,900            21,360
 Elcor Corp............................................      32,400           863,460
 *Elcotel, Inc.........................................      17,600                79
 *Elder-Beerman Stores Corp............................      20,900            64,267
 *#Electric Fuel Corp..................................      29,000            33,495
 *Electro Rent Corp....................................      38,700           494,005

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Electro Scientific Industries, Inc...................      35,700    $      942,837
 *Electroglas, Inc.....................................      33,100           466,710
 *Electronics Boutique Holdings Corp...................      33,500           993,945
 *Electronics for Imaging, Inc.........................      67,700         1,106,556
 *Elite Information Group, Inc.........................      11,700           133,906
 *#Elizabeth Arden, Inc................................      21,100           276,515
 *E-Loan, Inc..........................................      31,000            36,890
 *eLoyalty Corp........................................       7,200            41,904
 *ELXSI Corp...........................................       1,800            12,780
 *Embarcadero Technologies, Inc........................      30,500           292,037
 *Embrex, Inc..........................................      10,400           243,932
 EMC Insurance Group, Inc..............................      14,600           312,659
 *Emcee Broadcast Products, Inc........................       5,600             3,528
 *Emcor Group, Inc.....................................      16,700           943,049
 *EMCORE Corp..........................................      45,800           329,302
 *Emerging Vision, Inc.................................      25,700             1,670
 *#Emeritus Corp.......................................      14,100            64,155
 *Emisphere Technologies, Inc..........................      29,300           146,207
 *Emmis Broadcasting Corp. Class A.....................      49,200         1,456,074
 Empire District Electric Co...........................      28,100           562,000
 Empire Federal Bancorp, Inc...........................       2,100            30,922
 *EMS Technologies, Inc................................      14,000           313,110
 *#En Pointe Technologies, Inc.........................      10,400            10,816
 Enbridge Energy Partners, L.P.........................      23,600         1,040,760
 *Enchira Biotechnology Corp...........................       4,414               662
 *Encompass Services Corp..............................      99,625            91,655
 *Encore Acquisition Co................................       6,200            96,038
 *#Encore Med Corp.....................................      13,200            45,870
 *Encore Wire Corp.....................................      22,800           310,194
 *Endo Pharmaceuticals Holdings, Inc...................     100,300         1,104,804
 *Endocardial Solutions, Inc...........................      20,800           172,640
 *Endocare, Inc........................................      27,700           407,190
 Energen Corp..........................................      42,900         1,167,738
 *Energy Conversion Devices, Inc.......................      27,600           556,278
 *Energy Partners, Ltd.................................       4,300            32,078
 Energy West, Inc......................................         200             1,995
 Energysouth, Inc......................................       5,300           157,171
 *Enesco Group, Inc....................................      21,700           152,768
 Engineered Support Systems, Inc.......................      14,000           673,330
 *Enherent Corp........................................      18,300             1,418
 *#Enlighten Software Solutions, Inc...................       1,600                 9
 Ennis Business Forms, Inc.............................      25,900           362,600
 *Enserch Corp.........................................      60,159           123,326
 *Entegris, Inc........................................      42,000           539,910
 *Entrada Networks, Inc................................       9,405             2,492
 *Entravision Communications Corp......................      59,500           932,960
 *Entremed, Inc........................................      27,400           158,783
 *Entrust Technologies, Inc............................      80,800           323,604
 *Envirogen, Inc.......................................         616               678
 *Environmental Elements Corp..........................       9,200            28,980
 *Environmental Technologies Corp......................       3,700             1,258
 *Environmental Tectonics Corp.........................       8,900            68,975
 *Enzo Biochem, Inc....................................      37,016           677,393
 *EP Medsystems, Inc...................................      23,400            50,895
 *#EpicEdge, Inc.......................................      21,900             2,518
 *Epicor Software Corp.................................      58,042           106,507
 *#Epimmune, Inc.......................................      11,800            25,665
 *EPIQ Systems, Inc....................................      18,750           298,687
 *EPIX Medical, Inc....................................      20,200           201,798
 *ePlus, Inc...........................................      14,600           132,714
 *ePresence, Inc.......................................      32,600           139,854
 *#Equimed Inc. Nevis..................................       2,250                 0
                                                            SHARES             VALUE+
                                                            ------             ------
 *Equity Marketing, Inc................................       9,100    $      122,076
 *Equity Oil Co........................................      17,200            38,528
 *eResearch Technology, Inc............................       9,700           187,210
 *eResource Capital Group, Inc.........................      34,400             7,224
 *Ergo Science Corp....................................       7,850            15,190
 ESB Financial Corp....................................       5,808            74,894
 *Escalon Medical Corp.................................       3,200             8,832
 *Esco Technologies, Inc...............................      15,400           546,854
 *eSpeed, Inc..........................................      25,400           288,544
 *Esperion Therapeutics, Inc...........................       1,700             8,194
 Espey Manufacturing & Electronics Corp................         400             8,000
 *#ESS Technology, Inc.................................      59,100           944,122
 *Essential Therapeutics, Inc..........................      23,500            60,512
 *Esterline Technologies Corp..........................      27,900           578,925
 Ethan Allen Interiors, Inc............................      34,800         1,324,140
 *Ethyl Corp...........................................     114,600           120,330
 *European Micro Holdings, Inc.........................       4,600               103
 *Evans & Sutherland Computer Corp.....................      15,500           139,190
 *Evans Systems, Inc...................................       4,000               300
 *Evercel, Inc.........................................       1,666             3,149
 *Evergreen Resources, Inc.............................      24,000         1,072,800
 *Evergreen Solar, Inc.................................      10,600            25,599
 *Everlast Worldwide, Inc..............................       1,500             5,550
 *Evolving Systems, Inc................................      14,200             7,171
 *Exabyte Corp.........................................      34,400            33,196
 *Exactech, Inc........................................       6,500           118,722
 *Exar Corp............................................      50,800         1,098,042
 *Excel Technology, Inc................................      16,100           383,341
 *eXcelon Corp.........................................       7,411             8,041
 *EXE Technologies, Inc................................      65,800            79,289
 *Exelixis, Inc........................................      55,843           433,900
 *Exponent, Inc........................................       8,700           111,273
 *Extended Stay America, Inc...........................      79,300         1,269,593
 *Extended Systems, Inc................................      15,600            61,542
 *Extensity, Inc.......................................      15,300            20,502
 *Extreme Networks, Inc................................     124,500         1,404,360
 *Exult, Inc...........................................      66,700           465,232
 *Ezcorp, Inc. Class A Non-Voting......................      11,900            41,293
 *E-Z-Em, Inc. Class A.................................       5,400            59,400
 *E-Z-Em, Inc. Class B.................................       4,462            40,270
 *Ezenia! Inc..........................................      15,900             3,736
 F & M Bancorp.........................................       8,462           249,671
 *#F.A.O., Inc.........................................       6,900            45,367
 F.N.B. Corp...........................................      62,843         1,953,178
 *F5 Networks, Inc.....................................      32,800           388,352
 Fab Industries, Inc...................................       6,900           124,890
 *Factory 2-U Stores, Inc..............................      20,200           320,978
 Factset Research Systems, Inc.........................      42,000         1,369,200
 *Factual Data Corp....................................      10,600           124,444
 #Fair, Isaac & Co., Inc...............................      30,650         1,796,090
 *Fairchild Corp. Class A..............................      35,152           135,687
 Falcon Products, Inc..................................      12,500            66,125
 *#FalconStor Software, Inc............................      58,800           289,590
 *Famous Dave's of America, Inc........................      15,100           116,345
 *Fargo Electronics....................................      15,000           128,250
 Farmer Brothers Co....................................       2,400           828,000
 *Faro Technologies, Inc...............................      13,900            30,580
 *FASTNET Corp.........................................       5,000             7,825
 FBL Financial Group, Inc. Class A.....................      40,500           801,090
 *Featherlite Manufacturing, Inc.......................       6,500            20,832
 Fedders Corp..........................................      34,210            97,498

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Federal Screw Works...................................       2,250    $       89,314
 Federal Signal Corp...................................      52,700         1,333,310
 *#Federal-Mogul Corp..................................      59,400            40,095
 *FEI Co...............................................      41,800         1,122,121
 *#Female Health Co....................................       9,300            15,438
 Ferro Corp............................................      44,800         1,316,672
 FFLC Bancorp..........................................       4,600           123,257
 *Fibermark, Inc.......................................       8,800            71,544
 *Fiberstars, Inc......................................       6,000            28,080
 Fidelity Bancorp, Inc.................................       3,900            86,190
 Fidelity Bankshares, Inc..............................      18,732           377,543
 *Fidelity Federal Bancorp.............................       2,500             6,625
 Fidelity National Corp................................      11,400           120,669
 *#Fidelity National Information Solutions, Inc........      30,186           875,847
 *Filenet Corp.........................................      47,900           738,378
 *Film Roman, Inc......................................       4,700             1,034
 *Financial Federal Corp...............................      21,200           722,920
 Finger Lakes Bancorp, Inc.............................       2,500            32,937
 *#Finisar Corp........................................      25,200            65,646
 *Finish Line, Inc. Class A............................      30,300           471,316
 *Finishmaster, Inc....................................         800            10,196
 *Finlay Enterprises, Inc..............................      13,500           211,005
 *Firebrand Financial Group, Inc.......................      11,100               333
 First Albany Companies, Inc...........................      14,965            96,824
 First American Financial Corp.........................      64,487         1,431,611
 *First Aviation Services, Inc.........................       6,200            29,295
 First Bancorp.........................................       6,210           143,327
 First Bell Bancorp, Inc...............................       6,600           118,041
 *First Cash, Inc......................................      12,300           127,797
 First Charter Corp....................................      37,620           686,565
 *First Cincinati, Inc.................................       1,900                 2
 First Citizens Bancshares, Inc........................       1,300           145,814
 First Commonwealth Financial Corp.....................      75,660           966,178
 *First Consulting Group, Inc..........................      34,244           288,677
 First Defiance Financial Corp.........................       7,559           152,805
 First Essex Bancorp...................................      10,600           328,070
 First Federal Bancshares of Arkansas, Inc.............       4,400           112,090
 First Federal Capital Corp............................      25,300           537,245
 First Financial Bancorp...............................      69,025         1,285,245
 First Financial Bankshares, Inc.......................      16,016           577,777
 First Financial Corp..................................       1,275            59,440
 First Financial Holdings, Inc.........................      19,000           555,655
 First Franklin Corp...................................         300             3,420
 #First Georgia Holdings, Inc..........................       1,012             3,997
 *First Horizon Pharmaceutical Corp....................      42,800           952,942
 First Indiana Corp....................................      20,500           406,310
 *First Investors Financial Services Group, Inc........       6,000            23,100
 First Keystone Financial, Inc.........................       2,000            33,410
 *First Mariner Bank Corp..............................       4,900            57,575
 First Merchants Corp..................................      16,605           470,835
 First Midwest Bancorp, Inc............................       7,375           209,892
 First Midwest Financial, Inc..........................       2,500            34,750
 First Mutual Bancshares, Inc..........................       4,144            62,305
 First Niagara Financial Group, Inc....................      36,800           934,904
 First Oak Brook Bancshares, Inc. Class A..............       2,100            66,769
 First Place Financial Corp............................      16,867           292,389
 *First Republic Bank..................................      21,750           714,270
 First SecurityFed Financial, Inc......................       5,400           118,017
                                                            SHARES             VALUE+
                                                            ------             ------
 First Sentinel Bancorp, Inc...........................      55,300    $      767,011
 First Source Corp.....................................      27,731           641,557
 First United Corp.....................................       2,800            50,750
 *First Virtual Communications, Inc....................      39,553            23,930
 First Years, Inc......................................      13,300           149,093
 FirstBank NW Corp.....................................       1,600            30,632
 *FirstCity Financial Corp.............................       8,300            10,084
 FirstFed America Bancorp, Inc.........................       9,476           244,955
 *FirstFed Financial Corp..............................      24,200           713,900
 *Firstwave Technologies, Inc..........................       2,600            32,032
 *Fischer Imaging Corp.................................      10,700           109,140
 Flag Financial Corp...................................       6,500            66,625
 Flagstar Bancorp, Inc.................................      25,500           722,925
 Flamemaster Corp......................................         247             1,568
 *Flander Corp.........................................      31,500            58,905
 Fleetwood Enterprises, Inc............................      49,300           512,227
 #Fleming Companies, Inc...............................      59,300         1,312,902
 Flexsteel Industries, Inc.............................       8,300           134,667
 *Flir Systems, Inc....................................      20,950           927,037
 *Florida Banks, Inc...................................       6,000            53,850
 Florida Public Utilities Co...........................       3,600            68,220
 Florida Rock Industries, Inc..........................      39,300         1,516,980
 FloridaFirst Bancorp..................................       2,400            46,500
 *Florsheim Group, Inc.................................       4,800               108
 *Flow International Corp..............................      22,000           200,090
 *Flowers Foods, Inc...................................      37,350           956,533
 *Flowserve Corp.......................................      50,200         1,604,894
 Flushing Financial Corp...............................      20,100           381,196
 *FMC Corp.............................................      39,500         1,402,250
 FNB Financial Services Corp...........................       2,100            35,101
 *Foamex International, Inc............................      30,700           342,305
 *#Focal Communications Corp...........................       5,500            19,772
 *FOCUS Enhancements, Inc..............................       3,132             4,917
 *Foodarama Supermarkets, Inc..........................       1,500            66,337
 Foothill Independent Bancorp..........................       7,918           136,190
 *Footstar, Inc........................................      29,600           703,000
 Forest City Enterprises, Inc. Class B.................       4,500           174,150
 *Forest Oil Corp......................................      46,770         1,368,490
 *Forgent Networks, Inc................................      38,600           123,906
 *Forrester Resh, Inc..................................      30,300           612,817
 *#Fortel, Inc.........................................      13,800             1,138
 *Fortune Financial, Inc...............................       6,100                 1
 *Forward Air Corp., Inc...............................      28,250           900,610
 *Fossil, Inc..........................................      53,875         1,657,464
 *Foster (L.B.) Co. Class A............................      12,400            69,006
 *Foster Wheeler, Ltd..................................      57,000            95,760
 *Fotoball USA, Inc....................................       4,400            22,660
 *Foundry Networks, Inc................................     116,500           765,405
 *Fountain Powerboat Industries, Inc...................       6,800            19,516
 *Four Kids Entertainment, Inc.........................      16,600           299,132
 *#FPIC Insurance Group, Inc...........................      13,200           205,062
 Frankfort First Bancorp, Inc..........................         850            15,351
 Franklin Bank National Associaton.....................       3,789            73,128
 *Franklin Covey Co....................................      25,900            78,736
 Franklin Electric Co., Inc............................      14,000           673,610
 *Franklin Electronic Publishers, Inc..................      12,600            20,160
 Freds, Inc. Class A...................................      36,000         1,231,020
 *#FreeMarkets, Inc....................................      53,500           826,842
 Fremont General Corp..................................     109,700           487,068
 Frequency Electronics, Inc............................      12,900           145,125
 *Fresh America Corp...................................       4,900               857
 Fresh Brands, Inc.....................................       7,700           143,797

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Fresh Choice, Inc....................................       7,400    $       17,760
 *#Friede Goldman Halter, Inc..........................      62,283             5,325
 *Friedman Billings Ramsey Group, Inc. Class A.........      22,000           213,400
 Friedman Industries, Inc..............................       6,158            17,242
 Friedmans, Inc. Class A...............................      22,200           260,961
 *#Friendly Ice Cream Corp.............................       9,600            70,080
 Frisch's Restaurants, Inc.............................       7,000           139,300
 *Frontier Airlines, Inc...............................      42,900           732,732
 Frontier Oil Corp.....................................      44,000           706,200
 *Frontstep, Inc.......................................      12,000            38,220
 *Frozen Food Express Industries, Inc..................      21,307            59,553
 FSF Financial Corp....................................       2,800            63,700
 *FSI International, Inc...............................      40,300           391,514
 *FTI Consulting, Inc..................................      25,150           769,338
 *FuelCell Energy, Inc.................................      50,800           616,204
 Fuller (H.B.) Co......................................      45,000         1,298,700
 *Furr's/Bishop's, Inc.................................       2,700             5,292
 *#FX Energy, Inc......................................      19,400            39,091
 G & K Services, Inc. Class A..........................      26,600         1,014,524
 GA Financial, Inc.....................................       5,700           108,870
 *Gabelli Asset Management, Inc........................       7,900           310,075
 *Gadzooks, Inc........................................      14,300           182,682
 *Gainsco, Inc.........................................      27,811             4,033
 *Galagen, Inc.........................................      11,400               131
 *Galaxy Nutritional Foods, Inc........................      12,300            63,714
 *Galey & Lord, Inc....................................       9,700               655
 *GameTech International, Inc..........................      14,800            73,556
 Garan, Inc............................................       6,900           374,670
 *Garden Fresh Restaurant Corp.........................       7,600            99,370
 *#Gardenburger, Inc...................................       4,000             4,380
 *Gardner Denver Machinery, Inc........................      19,800           452,034
 *Gart Sports Co.......................................      13,931           435,413
 *Gartner Group, Inc...................................      69,800           799,908
 *Gaylord Entertainment Co.............................      42,200         1,092,136
 GBC Bancorp...........................................      14,900           432,994
 *GC Companies, Inc....................................      10,500             4,515
 *Geerling & Wade, Inc.................................       5,700             7,039
 *Gehl Co..............................................       8,300           120,972
 *Genaera Corp.........................................      48,000           108,240
 *Genaissance Pharmaceuticals, Inc.....................      22,800            31,806
 Gencorp, Inc..........................................      67,800           989,880
 *Gene Logic, Inc......................................      35,600           461,910
 *Genecor International, Inc...........................      21,800           241,435
 *Genelabs Technologies, Inc...........................      69,300           134,788
 *General Binding Corp.................................      18,700           370,634
 General Cable Corp....................................      57,000           612,750
 *General Communications, Inc. Class A.................      72,200           650,161
 *General Datacomm Industries, Inc.....................      39,000             3,120
 *General Employment Enterprises, Inc..................       7,600             9,956
 General Magnaplate Corp...............................         400               950
 *Genesco, Inc.........................................      36,600           864,492
 *Genesee & Wyoming, Inc...............................      10,800           251,478
 *Genesee Corp. Class B................................         200             3,181
 *#Genesis Microchip, Inc..............................       6,062            99,386
 *Genlyte Group, Inc...................................      20,100           849,124
 *Genome Therapeutics Corp.............................      33,000           104,280
 *GenStar Therapeutics Corp............................      14,900             8,642
 *#Genta, Inc..........................................      83,200           770,848
 Gentek, Inc...........................................      23,400             9,009
 *Gentiva Health Services, Inc.........................      13,950           356,492
                                                            SHARES             VALUE+
                                                            ------             ------
 *Genus, Inc...........................................      34,200    $      127,224
 *GenVec, Inc..........................................      27,200            91,800
 *Genzyme Corp. -- Genzyme Biosurgery Division.........      29,249           113,632
 *Genzyme Transgenics Corp.............................      39,400            69,147
 Georgia Gulf Corp.....................................      50,100         1,117,230
 *Geoworks Corp........................................      21,000             3,570
 *Gerber Childrenswear, Inc............................      10,800            73,872
 *Gerber Scientific, Inc...............................      34,400           137,600
 *Geron Corp...........................................      34,000           206,890
 *Getty Images, Inc....................................       3,700           124,375
 Getty Realty Corp. (Holding Co.)......................      27,800           499,844
 *Giant Group, Ltd.....................................       2,200             2,695
 *Giant Industries, Inc................................      13,900           113,980
 Gibraltar Steel Corp..................................      16,300           383,783
 *Giga Information Group, Inc..........................      12,000            22,200
 *Giga-Tronics, Inc....................................       6,500            16,640
 *G-III Apparel Group, Ltd.............................       9,100            74,165
 *#Gilman & Ciocia, Inc................................      13,000            16,445
 *Gish Biomedical, Inc.................................       3,400             1,938
 Glacier Bancorp, Inc..................................      20,527           470,376
 *#Glacier Water Services, Inc.........................       3,600            44,280
 Glatfelter (P.H.) Co..................................      65,700         1,239,102
 *Glenayre Technologies, Inc...........................      92,000           129,720
 *Gliatech, Inc........................................       7,500               225
 *Global e-Point, Inc..................................       2,633             4,476
 *Global Imaging Systems, Inc..........................      30,800           525,294
 *Global Payment Technologies, Inc.....................       6,100            38,155
 *#Global Power Equipment Group, Inc...................      15,000           144,750
 *Global Technologies, Ltd.............................      14,700               257
 *Globecomm Systems, Inc...............................      15,100            75,424
 *GlobespanVirata, Inc.................................      20,500            95,632
 *#GoAmerica, Inc......................................      64,600            36,176
 Gold Banc Corp........................................      60,665           653,665
 Golden Enterprises, Inc...............................      12,200            53,558
 *Golden State Vintners, Inc...........................       6,100            24,552
 *Good Guys, Inc.......................................      32,400           126,198
 *Goodrich Petroleum Corp..............................       9,000            36,540
 *Goodys Family Clothing, Inc..........................      46,200           471,009
 Gorman-Rupp Co........................................       7,975           230,876
 *Gottschalks, Inc.....................................      17,400            59,160
 *GP Strategies Corp...................................      15,860            79,459
 Graco, Inc............................................      40,400         1,735,180
 *Gradco Systems, Inc..................................       6,900             1,207
 *Graftech International, Ltd..........................      68,200           784,982
 *Graham Corp..........................................       1,000            10,350
 Granite Construction, Inc.............................      53,400         1,234,074
 Granite State Bankshares, Inc.........................       7,400           237,503
 *Graphic Packaging International Corp.................      42,100           303,120
 Gray Communications Systems, Inc......................       8,800           145,640
 Great American Financial Resources, Inc...............       9,900           174,240
 *Great Atlantic & Pacific Tea Co., Inc................      49,900         1,151,193
 Great Lakes Chemical Corp.............................      56,200         1,428,604
 Great Southern Bancorp, Inc...........................       8,100           270,945
 Greater Bay Bancorp...................................      18,946           622,281
 *Green Mountain Coffee, Inc...........................       8,700           207,799
 Green Mountain Power Corp.............................       7,300           136,510
 *Greenbriar Corp......................................         337             4,432
 Greenbrier Companies, Inc.............................      15,600           113,100
 Grey Global Group, Inc................................         200           158,799
 *Grey Wolf, Inc.......................................     235,100         1,057,950

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *GRIC Communications, Inc.............................       5,000    $        9,025
 *Griffin Land & Nurseries, Inc. Class A...............       2,200            37,048
 *Griffon Corp.........................................      45,980           795,454
 *Gristede's Sloans, Inc...............................       1,200             1,488
 *Group 1 Automotive, Inc..............................      32,000         1,368,000
 *Group 1 Software, Inc................................       8,025           113,835
 *Grubb & Ellis Co.....................................      24,900            77,190
 *#GSI Commerce, Inc...................................      48,900           679,954
 *#GSV, Inc............................................       1,900               484
 *Gtech Holdings, Inc..................................      65,300         1,838,195
 *GTSI Corp............................................      15,000           130,500
 Guaranty Bancshares, Inc..............................       3,900            56,511
 Guaranty Federal Bancshares, Inc......................       5,200            72,150
 *Guaranty Financial Corp..............................       1,000            12,765
 *Guess, Inc...........................................      67,100           438,163
 *Guilford Mills, Inc..................................      26,950             6,198
 *Guilford Pharmaceuticals, Inc........................      37,500           247,687
 *Guitar Center, Inc...................................      35,300           646,343
 *Gulf Island Fabrication, Inc.........................      15,200           231,572
 *Gulfmark Offshore, Inc...............................      10,500           444,517
 *#Gumtech International, Inc..........................      14,100           136,840
 *Gundle/SLT Environmental, Inc........................      15,500           109,585
 *Gymboree Corp........................................      44,200           725,985
 *H Power Corp.........................................       7,300             9,891
 *Haemonetics Corp.....................................      38,600         1,154,912
 Haggar Corp...........................................       8,600           135,794
 *Hain Celestial Group, Inc............................      43,988           758,133
 *Halifax Corp.........................................       1,000             4,050
 *Hall Kinion Associates, Inc..........................      19,000           224,485
 *Ha-Lo Industries, Inc................................      64,900               973
 *Hamilton Bancorp, Inc................................      16,100               483
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800            51,090
 *Hampshire Group, Ltd.................................       2,000            42,740
 Hancock Fabrics, Inc..................................      26,900           499,802
 Hancock Holding Co....................................      15,500           919,925
 *Handleman Co.........................................      44,300           531,600
 *#Handspring, Inc.....................................       5,000             8,775
 *Hanger Orthopedic Group, Inc.........................      33,800           503,620
 *#Hanover Compressor Co...............................      20,000           261,600
 Harbor Florida Bancshares, Inc........................      38,500           879,917
 Hardinge, Inc.........................................      11,700           140,341
 *Harken Energy Corp...................................      10,500             8,190
 Harland (John H.) Co..................................      44,800         1,461,824
 Harleysville Group, Inc...............................      39,200         1,063,692
 Harleysville National Corp............................      24,120           614,698
 *Harmonic Lightwaves, Inc.............................      74,100           432,003
 *Harolds Stores, Inc..................................       2,308             6,405
 *Harris Interactive, Inc..............................      64,600           238,051
 Harrodsburg First Financial Bancorp, Inc..............       1,100            13,233
 Harsco Corp...........................................      20,000           797,600
 *Hartmarx Corp........................................      44,900           111,801
 *Harvard Bioscience, Inc..............................      34,700           222,600
 *Harvard Industries, Inc..............................       4,800                60
 *Harvest Natural Resources, Inc.......................      44,100           194,040
 *Hastings Entertainment, Inc..........................      14,900           116,816
 *Hastings Manufacturing Co............................         700             7,217
 *Hathaway Corp........................................       2,900             8,004
 *Hauppauge Digital, Inc...............................      13,500            27,135
 *Hauser, Inc..........................................       5,050             1,919
 Haverty Furniture Co., Inc............................      16,200           295,326
                                                            SHARES             VALUE+
                                                            ------             ------
 Haverty Furniture Co., Inc. Class A...................         400    $        7,300
 *Hawaiian Airlines, Inc...............................      42,400           152,640
 Hawaiian Electric Industries, Inc.....................      13,500           614,925
 *Hawk Corp............................................       9,600            41,760
 Hawkins, Inc..........................................      13,800           136,482
 *Hawthorne Financial Corp.............................       7,200           217,764
 *#Hayes Lemmerz International, Inc....................      17,100             2,650
 HCC Insurance Holdings, Inc...........................      44,000         1,199,440
 *Headwaters, Inc......................................      31,700           544,764
 *Headway Corporate Resources, Inc.....................      15,300             1,224
 *Health Management Systems, Inc.......................      23,725            79,716
 *Health Risk Management, Inc..........................       6,500                 6
 *HealthAxis, Inc......................................      12,400             7,812
 *Healthcare Services Group, Inc.......................      14,000           193,690
 *Healthcor Holdings, Inc..............................       3,000                18
 *#HealthExtras, Inc...................................      38,100           199,453
 *Heartland Express, Inc...............................      70,873         1,450,416
 *Hearx, Ltd...........................................      14,100            12,690
 *Hector Communications Corp...........................       4,600            59,340
 *HEI, Inc.............................................       6,100            46,299
 Heico Corp............................................      12,900           183,180
 Heico Corp. Class A...................................       5,532            67,767
 *Heidrick & Struggles International, Inc..............      21,200           460,888
 Helix Technology Corp.................................      32,000           762,400
 *Hemispherx Biopharma, Inc............................      40,100           121,102
 Herbalife International, Inc. Class A.................      14,000           269,220
 Herbalife International, Inc. Class B.................      12,200           235,033
 *Hercules, Inc........................................      48,100           605,579
 *Heritage Commerce Corp...............................       2,000            19,390
 Heritage Financial Corp...............................      12,400           195,610
 *Herley Industries, Inc...............................      17,600           361,240
 *Heska Corp...........................................      33,000            21,780
 *Hexcel Corp..........................................      53,400           249,912
 HF Financial Corp.....................................       6,100            79,910
 *HI/FN, Inc...........................................      11,400            99,864
 *Hibbett Sporting Goods, Inc..........................      13,500           367,402
 Hickory Tech Corp.....................................      14,900           201,001
 *Highlands Insurance Group, Inc.......................       8,900                67
 Hilb Rogal Hamilton Co................................      40,000         1,648,400
 *Hines Horticulture, Inc..............................      30,600           139,842
 *Hirsch International Corp. Class A...................       5,500             2,172
 *Hi-Shear Technology Corp.............................       8,600            22,962
 *Hi-Tech Pharmacal, Inc...............................       5,400            54,783
 *HMI Industries, Inc..................................       5,400             4,185
 HMN Financial, Inc....................................       6,300           124,330
 *HNC Software, Inc....................................      46,300           927,157
 *Hoenig Group, Inc....................................      10,600           111,300
 *Holiday RV Superstores, Inc..........................       9,300             4,557
 Hollinger International, Inc. Class A.................      67,200           789,600
 *#Hollis-Eden Pharmaceuticals, Inc....................      17,900           112,770
 Holly Corp............................................      21,400           320,144
 *Hollywood Casino Corp. Class A.......................      37,600           489,928
 *Hollywood Entertainment Corp.........................      73,000         1,412,915
 *Hollywood Media Corp.................................      35,800            85,741
 *Hologic, Inc.........................................      24,600           405,777
 Home Federal Bancorp..................................       6,100           146,705
 Home Loan Financial Corp..............................       2,400            31,500
 *Home Products International, Inc.....................       9,400            41,783
 *#Homegold Financial, Inc.............................       7,700             3,349
 *Homeland Holding Corp................................       3,000               142
 *HomeStore.com, Inc...................................      10,700            22,095

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Hooper Holmes, Inc....................................     103,100    $      902,125
 *Hoover's, Inc........................................      13,600            88,196
 HopFed Bancorp, Inc...................................       2,100            26,019
 Horace Mann Educators Corp............................      57,300         1,166,055
 Horizon Financial Corp................................      13,860           198,891
 *Horizon Health Corp..................................       6,700           129,477
 *Horizon Medical Products, Inc........................       6,700             8,509
 *Horizon Offshore, Inc................................      34,300           341,456
 *Horizon Organic Holding Corp.........................      13,700           232,900
 Horton (D.R.), Inc....................................       2,803            68,730
 *Hot Topic, Inc.......................................      47,400         1,214,625
 *House2Home, Inc......................................      46,050               127
 *Houston Exploration Co...............................      38,100         1,179,195
 *Hovnanian Enterprises, Inc. Class A..................      30,626           979,726
 *Hovnanian Enterprises, Inc. Class B..................       1,150            36,788
 #Howell Corp..........................................       2,541            34,939
 *Howtek, Inc..........................................       3,600            10,692
 *HPSC, Inc............................................       2,100            19,320
 *HTE, Inc.............................................      22,000           129,140
 *Hub Group, Inc. Class A..............................       9,800           101,626
 *Hudson Hotels Corp...................................       1,033                10
 Hudson River Bancorp, Inc.............................      21,500           520,730
 *#Hudson Technologies, Inc............................       6,600            16,368
 Hudson United Bancorp.................................      24,900           766,920
 *Huffy Corp...........................................      13,000            97,500
 Hughes Supply, Inc....................................      35,500         1,411,125
 Humboldt Bancorp......................................       1,500            23,745
 *Hunt (J.B.) Transport Services, Inc..................      56,200         1,535,665
 Hunt Corp.............................................      13,600           144,160
 *Hurco Companies, Inc.................................       6,200            16,089
 Hurry, Inc............................................       2,100               420
 *Hutchinson Technology, Inc...........................      39,700           627,061
 *Hycor Biomedical, Inc................................      11,900            45,101
 *Hypercom Corp........................................      61,600           381,920
 *HyperFeed Technologies, Inc..........................      14,600             7,519
 *Hyperion Solutions Corp..............................      42,635           910,684
 *Hyseq, Inc...........................................      24,200            75,141
 *I.C. Isaacs & Co., Inc...............................       7,200             8,820
 *i2 Technologies Inc..................................      10,000            39,550
 *i3 Mobile, Inc.......................................       6,500             5,720
 Iberiabank Corp.......................................       8,500           319,047
 *Ibis Technology Corp.................................      13,300           120,232
 *Ico, Inc.............................................      14,320            16,182
 *ICT Group, Inc.......................................      15,700           304,501
 *ICU Medical, Inc.....................................      17,150           596,906
 *Identix, Inc.........................................      58,300           454,448
 Idex Corp.............................................      40,100         1,519,790
 *IDEXX Laboratories, Inc..............................      44,100         1,393,780
 *iDine Rewards Network, Inc...........................      20,400           206,040
 *IDT Corp.............................................      31,900           584,727
 *IDT Corp. Class B....................................      29,500           507,105
 *IDX Systems Corp.....................................      41,500           736,832
 *IEC Electronics Corp.................................       8,100             2,227
 *iGate Capital Corp...................................      59,100           272,746
 *#IGEN, Inc...........................................      27,400         1,055,585
 *IGI, Inc.............................................       8,100             5,832
 *Igo Corp.............................................       4,100             1,517
 *IHOP Corp............................................      27,900           951,390
 *II-VI, Inc...........................................      17,470           246,589
 Ikon Office Solutions, Inc............................      60,300           563,805
 *Illumina, Inc........................................      36,500           235,972
 *Image Entertainment, Inc.............................      24,600            49,938
                                                            SHARES             VALUE+
                                                            ------             ------
 *ImageWare Systems, Inc...............................       6,600    $       28,050
 *iManage, Inc.........................................      28,600           141,713
 *I-many, Inc..........................................      50,300           217,799
 *Imation Corp.........................................      43,900         1,270,905
 IMC Global, Inc.......................................      36,900           517,338
 *#Imclone Systems, Inc................................      23,000           222,065
 *IMCO Recycling, Inc..................................      20,600           216,712
 *Immersion Corp.......................................      24,700            50,635
 *Immucor, Inc.........................................       3,200            62,176
 *Immune Response Corp.................................      29,200            18,688
 *Immunogen, Inc.......................................      49,800           201,939
 Immunomedics, Inc.....................................      62,100           726,880
 *Impath, Inc..........................................      22,600           529,857
 *Impax Laboratoroes, Inc..............................      58,300           490,594
 *#Impco Technologies, Inc.............................      17,000           237,830
 *Imperial Credit Industries, Inc......................      36,890               664
 *#Imperial Sugar Co...................................      14,551                 0
 *Imperial Sugar Co....................................         120               456
 *#Implant Sciences Corp...............................       8,700           114,840
 *Impreso.com, Inc.....................................       5,300            15,078
 *Incara Pharmaceuticals Corp..........................       1,800             1,602
 *Incyte Genomics, Inc.................................      83,600           606,518
 Independence Community Bank Corp......................         740            23,158
 Independence Holding Co...............................       2,750            60,335
 Independent Bank Corp.................................      21,600           476,172
 Independent Bank East.................................      17,981           574,942
 *Indevus Pharmaceuticals, Inc.........................      60,500           346,665
 *Individual Investor Group, Inc.......................      12,700               730
 *Indus International, Inc.............................      51,200           141,568
 *Industrial Data Systems Corp.........................       1,700             1,496
 *Industrial Distribution Group, Inc...................       9,700            32,010
 *Industri-Matematik International Corp................      37,900            30,320
 *Inet Technologies, Inc...............................      37,500           367,687
 *Infinium Software, Inc...............................      18,800           143,632
 *Infocrossing, Inc....................................       8,000            46,160
 *InFocus Corp.........................................      49,000           574,035
 *Infogrames, Inc......................................      39,800           187,060
 *Infonet Services Corp................................      94,600           203,390
 *Informatica Corp.....................................     102,800           921,602
 *#Information Architects Corp.........................       7,840             6,703
 *Information Holdings, Inc............................      28,300           796,645
 *Information Resources, Inc...........................      37,400           358,105
 *#InforMax, Inc.......................................      17,100            19,750
 *Inforte Corp.........................................      14,500           170,375
 *InfoSpace, Inc.......................................      15,300            12,775
 *infoUSA, Inc.........................................      78,700           527,683
 *Infu-tech, Inc.......................................       2,000                 2
 *Ingenuus Corp........................................      29,700               921
 Ingles Market, Inc. Class A...........................      14,800           175,454
 *Inhale Therapeutic Systems, Inc......................      68,400           501,030
 *Inkine Pharmaceutical Co., Inc.......................      21,400            24,289
 *Inktomi Corp.........................................     178,100           315,237
 *Innodata Corp........................................      21,400            36,380
 *Innotrac Corp........................................      17,500            93,450
 *Innovative Clinical Solutions, Ltd...................         968                73
 *#Innovative Gaming Corp. of America..................       8,300             2,490
 *Innovative Solutions & Support, Inc..................      15,300           120,105
 *#Innoveda, Inc.......................................      19,700            77,716
 *Innovex, Inc.........................................      23,700           141,963
 *Input/Output, Inc....................................      81,600           734,400
 *Insight Communications Co., Inc......................      14,800           225,774

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Insight Enterprises, Inc.............................      54,243    $    1,436,626
 *Insightful Corp......................................       6,300            16,884
 *Insignia Financial Group, Inc........................      28,733           279,285
 *Insilco Holding Co...................................         192               116
 *inSilicon Corp.......................................       9,400            26,273
 *Insite Vision, Inc...................................      34,100            58,311
 *Insituform East, Inc.................................       1,700             1,530
 *Insituform Technologies, Inc. Class A................      35,010           885,928
 *Insmed, Inc..........................................      46,000            80,730
 *Inspire Insurance Solutions, Inc.....................      17,250               733
 *Inspire Pharmaceuticals, Inc.........................      32,200            93,863
 *Insteel Industries, Inc..............................       7,900             4,345
 *Insurance Auto Auctions, Inc.........................      15,000           289,500
 *Insurance Management Solutions, Inc..................      16,600            52,290
 *InsWeb Corp..........................................       1,633             7,430
 *INT Media Group, Inc.................................       7,500            17,512
 Integra Bank Corp.....................................      22,294           498,940
 *Integra Lifesciences Corp............................      33,600           643,776
 *Integra, Inc.........................................       5,900               413
 *Integral Systems, Inc................................      15,000           346,275
 *Integral Vision, Inc.................................      11,700             5,089
 *IntegraMed America, Inc..............................       4,800            37,320
 *Integrated Circuit Systems, Inc......................      83,700         1,745,563
 *Integrated Electrical Services, Inc..................      52,400           288,200
 *#Integrated Information Systems, Inc.................       4,200               777
 *Integrated Silicon Solution, Inc.....................      38,400           455,232
 *Integrated Telecom Express, Inc......................         700             1,116
 *Integrity, Inc.......................................       1,900            13,309
 *INTELFILM Corp.......................................       8,300             1,867
 *#Intelli-Check, Inc..................................       9,000            81,540
 *Intellidata Technologies Corp........................      60,000           100,500
 *Intelligent Systems Corp.............................       5,800            18,270
 *Intelligroup, Inc....................................      23,000            37,375
 Inter Parfums, Inc....................................      22,950           193,354
 *Interactive Data Corp................................      97,013         1,653,587
 *Interactive Intelligence, Inc........................      18,900            62,464
 *InterCept Group, Inc.................................      22,700           575,104
 Interchange Financial Services Corp...................       8,400           239,400
 *InterDent, Inc.......................................       2,866               932
 *Interdigital Communications Corp.....................      66,000           769,890
 *Interep National Radio Sales, Inc....................       5,200            23,218
 Interface, Inc. Class A...............................      58,800           532,728
 *Interferon Scientific, Inc...........................       2,435               280
 *Intergraph Corp......................................      64,900         1,126,339
 *Interland, Inc.......................................      83,000           257,300
 *Interlink Electronics, Inc...........................      16,900            90,753
 *Interlinq Software Corp..............................       6,200             9,052
 *Interlott Technologies, Inc..........................       8,200            51,660
 *Intermagnetics General Corp..........................      22,295           537,087
 Intermet Corp.........................................      31,300           332,875
 *#InterMune, Inc......................................      41,000         1,096,955
 *Internap Network Services Corp.......................      66,200            28,135
 *International Aircraft Investors.....................       4,200             5,670
 International Aluminum Corp...........................       2,100            42,000
 *International FiberCom, Inc..........................       2,900                 0
 *#International Microcomputer Software, Inc...........       5,100             5,533
 *International Multifoods Corp........................      30,000           794,700
 *International Remote Imaging Systems, Inc............      10,100            34,542
 *International Shipholding Corp.......................       7,900            45,030
                                                            SHARES             VALUE+
                                                            ------             ------
 *International Speciality Products, Inc...............      89,000    $      743,150
 *International Total Services, Inc....................       5,600               252
 *Internet Commerce and Communications, Inc............      23,300               134
 *Internet Commerce Corp...............................       4,000            12,300
 *Internet Pictures Corp...............................       4,350             8,374
 *#Internet Security Systems, Inc......................      54,000           911,790
 *Interphase Corp......................................       9,300            38,874
 Interpool, Inc........................................      38,000           896,800
 *Interpore International, Inc.........................      30,100           292,120
 *Intersil Corp........................................      30,876           743,494
 Interstate Bakeries Corp..............................      58,800         1,592,892
 *Interstate National Dealers Services, Inc............       6,000            28,080
 Inter-Tel, Inc........................................      42,700           805,962
 *Intervisual Books, Inc. Class A......................       1,000               835
 *#InterVoice-Brite, Inc...............................      55,117           174,721
 *Interwoven, Inc......................................     132,200           491,123
 *Intest Corp..........................................      10,100            72,316
 *Intevac, Inc.........................................      15,300            59,670
 *IntraBiotics Pharmaceuticals, Inc....................      44,600            68,907
 *Intrado, Inc.........................................      18,900           331,317
 *Intraware, Inc.......................................      14,200            18,744
 *Introgen Therapeutics, Inc...........................      14,000            50,960
 *Intrusion.com, Inc...................................      30,100            38,377
 #Invacare Corp........................................      35,700         1,348,032
 *Inverness Medical Innovations, inc...................       5,883           123,841
 *#INVESTools, Inc.....................................      12,383             4,891
 Investors Title Co....................................       1,400            28,455
 *#Invision Technologies, Inc..........................      19,200           430,368
 *Invivo Corp..........................................       6,800            88,162
 *Iomed, Inc...........................................       9,700            11,155
 *Iomega Corp..........................................      57,280           721,728
 *Ion Networks, Inc....................................       7,700             3,195
 *Ionics, Inc..........................................      23,800           577,864
 *Iridex Corp..........................................       8,600            34,529
 #Irwin Financial Corp.................................      35,800           712,420
 Isco, Inc.............................................      14,735           137,772
 *Isis Pharmaceuticals, Inc............................      67,700           637,734
 *Isle of Capri Casinos, Inc...........................      46,300           924,842
 *Isolyser Co., Inc....................................      61,910           177,063
 *Ista Pharmaceuticals, Inc............................       2,600             2,444
 *I-Stat Corp..........................................      29,200           135,926
 *ITC Learning Corp....................................       3,800               608
 *ITLA Capital Corp....................................       9,200           274,160
 *Itron, Inc...........................................      24,200           711,359
 *ITT Educational Services, Inc........................      34,300         1,694,420
 *ITXC Corp............................................      55,100           317,927
 *Ivex Packaging Corp..................................      27,500           635,250
 *#iVillage, Inc.......................................       7,000            12,670
 *Ixia.................................................      64,800           507,708
 *IXYS Corp............................................      34,200           278,901
 *J & J Snack Foods Corp...............................      12,700           462,407
 *J Net Enterprises, Inc...............................       8,600             6,450
 *J. Alexander's Corp..................................       9,600            30,240
 *J. Jill Group, Inc...................................      16,000           520,240
 #J. M. Smucker Co.....................................      31,100         1,035,630
 *j2 Global Communication, Inc.........................      14,466           201,515
 *Jack in the Box, Inc.................................      51,200         1,653,248
 Jacksonville Bancorp, Inc.............................       1,600            39,616
 *Jaclyn, Inc..........................................       1,300             2,483
 *Jaco Electronics, Inc................................       8,859            53,113

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Jacobson Stores, Inc.................................       4,600    $          379
 *Jakks Pacific, Inc...................................      31,600           573,382
 *JDA Software Group, Inc..............................      38,700         1,025,550
 Jefferies Group, Inc..................................      36,100         1,698,144
 *Jennifer Convertibles, Inc...........................       1,300             3,380
 *JKC Group, Inc.......................................       1,700               935
 JLG Industries, Inc...................................      65,700           906,660
 *JLM Industries, Inc..................................       6,500             9,262
 *JMAR Industries, Inc.................................      30,400            67,336
 *JNI Corp.............................................      34,400           159,100
 *Jo-Ann Stores, Inc. Class A..........................       4,500           103,995
 *Jo-Ann Stores, Inc. Class B..........................       3,400            64,090
 *Johnson Outdoors, Inc................................       6,700           125,256
 *Jones Lang LaSalle, Inc..............................      41,200           951,720
 *Jos. A. Bank Clothiers, Inc..........................       7,600           153,406
 *Joule, Inc...........................................       1,500             2,107
 *Journal Register Co..................................      56,400         1,198,500
 *Joy Global, Inc......................................      13,100           197,220
 *JPM Co...............................................       8,500                64
 *JPS Industries, Inc..................................      10,700            42,479
 *Judge.com, Inc.......................................      13,800            15,180
 *Juno Lighting, Inc...................................         980            10,868
 *Jupiter Media Metrix, Inc............................       7,800             2,301
 K Swiss, Inc. Class A.................................      12,100           558,173
 *K2, Inc..............................................      28,675           239,436
 *Kadant, Inc..........................................      18,820           300,179
 *Kaiser Aluminum Corp.................................     100,400            12,048
 Kaman Corp. Class A...................................      34,900           593,823
 *Kana Software, Inc...................................         178               896
 Kaneb Services LLC....................................      15,800           339,858
 *Kansas City Southern Industries, Inc.................      77,900         1,290,803
 *Kasper A.S.L., Ltd...................................       5,500               165
 *Katy Industries, Inc.................................      10,100            54,035
 Kaydon Corp...........................................      34,100           883,190
 *KBK Capital Corp.....................................       3,300             3,960
 *#KCS Energy, Inc.....................................      48,800           130,784
 *Keane, Inc...........................................      90,564         1,314,989
 *Keith Companies, Inc.................................       8,600           135,020
 Keithley Instruments, Inc.............................       7,800           142,818
 *#Kellstrom Industries, Inc...........................      17,600               616
 Kellwood Co...........................................      38,200         1,138,360
 Kelly Services, Inc...................................      37,600           980,044
 *Kendle International, Inc............................      15,900           195,967
 Kennametal, Inc.......................................      37,600         1,507,760
 *Kennedy-Wilson, Inc..................................      11,800            64,192
 *Kensey Nash Corp.....................................      19,300           357,339
 *Kentucky Electric Steel, Inc.........................       2,800             1,498
 Kentucky First Bancorp, Inc...........................         900            12,663
 *#Keravision, Inc.....................................      26,400               251
 *Kevco, Inc...........................................       8,300                54
 Kewaunee Scientific Corp..............................       2,000            21,150
 *Key Energy Group, Inc................................     129,700         1,426,700
 *Key Production Co., Inc..............................      21,304           386,028
 *Key Technology, Inc..................................       6,100            25,406
 *Key Tronic Corp......................................      15,400            15,708
 *#Key3Media Group, Inc................................      22,300            23,415
 *Keynote Systems, Inc.................................       6,600            52,701
 *Keystone Automotive Industries, Inc..................      23,040           458,266
 *#Keystone Consolidated Industries, Inc...............       2,100             1,858
 *kforce.com, Inc......................................      48,427           268,043
 *KFX, Inc.............................................      34,900            97,720
                                                            SHARES             VALUE+
                                                            ------             ------
 Kimball International, Inc. Class B...................      41,400    $      692,415
 *Kimmins Corp.........................................       3,400               884
 *Kinark Corp..........................................       6,800             8,840
 *Kindred Healthcare, Inc..............................         300            13,291
 *Kirby Corp...........................................      39,600         1,081,080
 *Kit Manufacturing Co.................................         300             1,200
 Klamath First Bancorp, Inc............................       9,900           160,677
 Knape & Vogt Manufacturing Co.........................       3,190            41,071
 *Knight Trading Group, Inc............................      64,800           411,804
 *Knight Transportation, Inc...........................      48,025           958,339
 *Koala Corp...........................................      11,800            14,455
 *Kontron Mobile Computing, Inc........................       8,900             5,117
 *Kopin Corp...........................................      86,400           670,464
 *Korn/Ferry International.............................      49,500           530,640
 *Kos Pharmaceuticals, Inc.............................      27,100           538,612
 *Kosan Biosciences, Inc...............................      14,000           127,260
 #Koss Corp............................................       6,600           116,325
 *#Krauses Furniture, Inc..............................      23,100                42
 *Kroll, Inc...........................................      34,800           815,712
 *Kronos, Inc..........................................      29,400         1,205,694
 *K-Tel International, Inc.............................      12,700             1,460
 *K-Tron International, Inc............................       6,200            93,124
 *#Kulicke & Soffa Industries, Inc.....................      63,900           933,579
 *Kushner-Locke Co.....................................      16,600               108
 *K-V Pharmaceutical Co. Class A.......................      26,400           843,480
 *K-V Pharmaceutical Co. Class B.......................      12,450           406,990
 *KVH Industries, Inc..................................      10,600            79,129
 *L90, Inc.............................................       6,000             7,140
 *La Jolla Pharmceutical Co............................      53,200           318,402
 *LaBarge, Inc.........................................      18,600            80,910
 *LabOne, Inc..........................................      19,050           443,579
 *Labor Ready, Inc.....................................      70,600           626,928
 Laclede Group, Inc....................................      30,200           742,316
 *LaCrosse Footwear, Inc...............................       9,000            26,055
 *Ladish Co., Inc......................................      17,400           188,007
 Lakeland Bancorp, Inc.................................       8,100           142,519
 *Lakeland Industries, Inc.............................       2,000            20,350
 *Lakes Gaming, Inc....................................      11,475            86,235
 *Lamson & Sessions Co.................................      21,600           105,840
 Lancaster Colony Corp.................................      30,900         1,200,310
 Lance, Inc............................................      40,500           618,030
 *Lancer Corp..........................................      10,925            67,189
 *Landair Corp.........................................       4,100            63,078
 Landamerica Financial Group, Inc......................      23,200           751,680
 Landauer, Inc.........................................      12,200           475,190
 *Landec Corp..........................................      19,700            83,331
 Landrys Seafood Restaurants, Inc......................      31,700           805,180
 *#Lands End, Inc......................................      25,000         1,548,250
 *Landstar Systems, Inc................................      11,400         1,208,058
 *Lantronix, Inc.......................................      15,000            15,225
 *Large Scale Biology Corp.............................      29,900            39,468
 *Larscom, Inc.........................................      11,500            11,787
 *Laser Pacific Media Corp.............................      12,200            33,245
 *#Laser Technology, Inc...............................       5,000             4,300
 *Laserscope...........................................      19,600           112,896
 *#LaserSight Corp.....................................       7,500             1,387
 *Lason, Inc...........................................      22,800               228
 *Latitude Communications, Inc.........................      23,100            47,586
 *Lattice Semiconductor Corp...........................       5,000            53,750
 Lawson Products, Inc..................................      12,800           397,184
 *Layne Christensen Co.................................      20,200           200,586
 *Lazare Kaplan International, Inc.....................      12,000            93,000

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *LBP, Inc.............................................       3,200    $        2,336
 *LCA-Vision, Inc......................................      62,400            97,968
 *LCC International, Inc. Class A......................      18,200            42,315
 *LeadingSide, Inc.....................................      15,100                53
 *Learn2 Corp..........................................      36,274             3,265
 *Learning Tree International, Inc.....................      24,700           530,679
 *Lechters, Inc........................................      17,000                51
 *Lecroy Corp..........................................      12,500           178,500
 *Lectec Corp..........................................       5,000             3,400
 *Leesport Financial Corp..............................         500             9,927
 *Legato Systems, Inc..................................     112,215           701,905
 *LendingTree, Inc.....................................      24,600           347,229
 Lennox International, Inc.............................      73,505         1,220,183
 Lesco, Inc............................................      13,600           157,352
 *#Level 3 Communications, Inc.........................       6,500            29,282
 *#Level 8 Systems, Inc................................      20,129            18,217
 *Lexar Media, Inc.....................................      33,400            99,365
 *Lexent, Inc..........................................      39,200            75,460
 *Lexicon Genetics, Inc................................      64,100           390,048
 Libbey, Inc...........................................      20,000           692,000
 *Liberate Technologies, Inc...........................     131,400           547,938
 Liberty Bancorp, Inc..................................       2,700            70,524
 Liberty Corp..........................................      24,700         1,012,700
 Liberty Homes, Inc. Class A...........................         200             1,509
 *Liberty Livewire Corp. Class A.......................       4,280            14,338
 *LIFE Financial Corp..................................       2,400             9,240
 *Lifecell Corp........................................      26,300            59,964
 *Lifecore Biomedical, Inc.............................      20,200           226,745
 *Lifeline Systems, Inc................................       4,100           106,395
 *#LifePoint, Inc......................................      40,800           120,360
 Lifetime Hoan Corp....................................      15,062           104,380
 *#Ligand Pharmaceuticals, Inc. Class B................      83,877         1,525,303
 *Lightbridge, Inc.....................................      42,421           437,148
 *Lightning Rod Software, Inc..........................         580               258
 *LightPath Technologies, Inc..........................      26,300            32,086
 Lillian Vernon Corp...................................      11,600            93,960
 Lincoln Electric Holdings.............................      52,700         1,477,444
 Lindsay Manufacturer Co...............................      15,700           364,711
 *Linens 'n Things, Inc................................      47,000         1,442,900
 *Lionbridge Technologies, Inc.........................      31,197            73,937
 *Lipid Sciences, Inc..................................       6,258            27,222
 Liqui Box Corp........................................       4,400           294,690
 *Liquid Audio, Inc....................................      26,000            66,950
 *Lithia Motors, Inc. Class A..........................      12,100           309,760
 *Littlefield, Adams & Co..............................         900                 7
 *Littlefuse, Inc......................................      29,800           730,249
 *LLEX Oncology, Inc...................................      43,700           680,846
 *LLX Resorts, Inc.....................................       2,900            20,590
 *LMI Aerospace, Inc...................................       7,900            40,764
 LNR Property Corp.....................................      32,600         1,144,260
 *Lodgenet Entertainment Corp..........................      19,500           348,270
 *Lodgian, Inc.........................................      21,300             1,704
 *Loews Cineplex Entertainment Corp....................      68,100                 0
 *#Log On America, Inc.................................         600               129
 *Logic Devices, Inc...................................      10,000            10,350
 *Logility, Inc........................................      20,900            65,208
 *Lojack Corp..........................................      25,700           135,824
 Lone Star Steakhouse & Saloon, Inc....................      41,500           881,460
 *Lone Star Technologies, Inc..........................      35,700           856,800
 Longs Drug Stores Corp................................      49,300         1,507,101
 Longview Fibre Co.....................................      72,300           723,000
 *LookSmart, Ltd.......................................      43,000            97,180
                                                            SHARES             VALUE+
                                                            ------             ------
 Louisiana-Pacific Corp................................     135,900    $    1,433,745
 *Lowrance Electronics, Inc............................       2,200             9,680
 LSB Bancshares, Inc. NC...............................       5,156            93,220
 LSB Corp..............................................       4,300            59,985
 LSI Industries, Inc...................................      22,050           389,293
 *#LTX Corp............................................      60,900         1,020,988
 *Luby's Cafeterias, Inc...............................      32,900           229,971
 Lufkin Industries, Inc................................       8,200           223,245
 *Luminex Corp.........................................      36,200           240,368
 *Lund International Holdings, Inc.....................       2,200             4,070
 *Lydall, Inc..........................................      23,700           363,795
 *Lynch Corp...........................................       2,200            32,450
 *Lynch Interactive Corp...............................       4,400           156,200
 *Lynx Therapeutics, Inc...............................      18,200            23,114
 *M & F Worldwide Corp.................................      20,700            95,220
 *M.H. Meyerson & Co., Inc.............................       8,300             4,191
 MacDermid, Inc........................................      41,900           856,436
 *Mace Security International, Inc.....................      25,100            27,485
 *Mac-Gray Corp........................................      23,100            88,935
 *Mackie Designs, Inc..................................      16,100            62,549
 *Macromedia, Inc......................................      76,540         1,698,805
 *Macrovision Corp.....................................      29,800           481,717
 *Madden (Steven), Ltd.................................      19,700           334,506
 *Made2Manage Systems, Inc.............................       7,000            30,450
 Madison Gas & Electric Co.............................      25,000           683,375
 MAF Bancorp, Inc......................................      35,200         1,382,832
 *Magellan Health Services, Inc........................      49,200           262,728
 *Magna Entertainment Corp.............................      22,300           173,048
 *Magnetek, Inc........................................      37,200           431,520
 *Magnum Hunter Resources, Inc.........................      80,700           610,899
 *MAI Systems Corp.....................................       6,500             2,340
 *MAII Holdings, Inc...................................       4,700             9,283
 *Mail-Well, Inc.......................................      80,600           431,210
 *Main Street & Main, Inc..............................      17,600           108,504
 Maine Public Service Co...............................       1,700            51,765
 *#Major Automotive Companies, Inc.....................       3,980             6,149
 *Mallon Resources Corp................................      12,700            12,129
 *Management Network Group, Inc........................      31,400            89,019
 *Manatron, Inc........................................       1,102             4,524
 *Manchester Technologies, Inc.........................      12,600            31,122
 *Manhattan Associates, Inc............................      35,900           998,559
 Manitowoc Co., Inc....................................      36,050         1,422,173
 *Mannatech, Inc.......................................      13,500            35,505
 *Manning (Greg) Auctions, Inc.........................       9,200            14,858
 *Manufacturers' Services Ltd..........................      38,900           199,557
 *#Manugistic Group, Inc...............................      86,300           676,161
 *Mapics, Inc..........................................      28,900           210,826
 *Mapinfo Corp.........................................      19,200           199,488
 Marcus Corp...........................................      21,700           314,650
 *Marimba, Inc.........................................      23,600            43,424
 Marine Products Corp..................................      22,620           237,510
 *MarineMax, Inc.......................................      19,800           238,590
 *Marisa Christina, Inc................................       6,700            16,181
 Maritrans, Inc........................................       7,500           113,250
 *MarketWatch.com, Inc.................................      20,800           103,480
 *MarkWest Hydrocarbon, Inc............................       8,500            65,450
 *Marlton Technologies, Inc............................       7,800             3,666
 Marsh Supermarkets, Inc. Class A......................       1,600            25,120
 Marsh Supermarkets, Inc. Class B......................       5,800            83,839
 *Martek Biosciences Corp..............................      26,700           648,810
 *Marten Transport, Ltd................................       4,200            72,303
 *#Marvel Enterprises, Inc.............................      43,800           223,380

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Mascotech, Inc.......................................      60,200    $            0
 Massbank Corp.........................................       6,300           204,498
 Massey Energy Co......................................      97,300         1,274,630
 *Mastec, Inc..........................................      62,250           498,000
 *Matec Corp...........................................       1,650             7,590
 *Material Sciences Corp...............................      20,500           252,150
 *Matlack Systems, Inc.................................      11,800                18
 *Matria Healthcare, Inc...............................      12,900           280,317
 *Matritech, Inc.......................................      40,100           116,090
 *Matrix Bancorp, Inc..................................       9,500           119,415
 *Matrix Service Co....................................      10,800           102,222
 *MatrixOne, Inc.......................................      59,700           358,797
 Matthews International Corp. Class A..................      44,600         1,118,122
 *Mattson Technology, Inc..............................      49,145           388,983
 *Maui Land & Pineapple Company, Inc...................       7,500           142,875
 *Maverick Tube Corp...................................      43,500           674,250
 *Max & Ermas Restaurants, Inc.........................       3,300            51,233
 *Maxco, Inc...........................................       4,000            23,040
 *Maxcor Financial Group, Inc..........................       8,400            52,878
 *Maxicare Health Plans, Inc...........................       3,580                38
 *Maxim Pharmaceuticals, Inc...........................      27,800           112,451
 *Maximus, Inc.........................................      30,100           934,906
 *Maxtor Corp..........................................      47,100           249,630
 *Maxwell Shoe Company, Inc............................      17,100           232,560
 *Maxwell Technologies, Inc............................      15,800           188,020
 *Maxxam, Inc..........................................       8,900           103,240
 *Maxygen, Inc.........................................      35,800           363,191
 *Maynard Oil Co.......................................       6,200           104,718
 *Mayor's Jewelers, Inc................................      24,900            18,426
 *Mays (J.W.), Inc.....................................         200             2,485
 *Mazel Stores, Inc....................................      12,700            64,453
 MB Financial, Inc.....................................      15,200           473,632
 *McAfee.com Corp......................................       4,900            72,153
 *McClain Industries, Inc..............................       1,166             2,839
 McGrath Rent Corp.....................................      12,600           345,366
 *MCK Communications, Inc..............................      16,700            21,209
 *#McMoran Exploration Co..............................      22,164            93,975
 *MCSI, Inc............................................      24,900           322,580
 MDC Holdings, Inc.....................................      37,169         1,654,392
 *Meade Instruments Corp...............................      26,200           153,794
 *Meadow Valley Corp...................................       2,400             3,060
 Meadowbrook Insurance Group, Inc......................      11,000            42,350
 *#Measurement Specialties, Inc........................      12,900            89,655
 *Mechanical Technology, Inc...........................       4,700             6,862
 *Medarex, Inc.........................................      88,500           888,098
 *#Med-Design Corp.....................................      13,100           214,251
 Medford Bancorp, Inc..................................      10,600           276,395
 *Media 100, Inc.......................................      17,000            42,160
 *#Media Arts Group, Inc...............................      20,600            85,284
 Media General, Inc. Class A...........................       3,100           201,841
 *#MediaBay, Inc.......................................      18,000            85,860
 *Medialink Worldwide, Inc.............................       7,300            29,529
 *Medical Action Industries, Inc.......................      14,200           181,192
 *#Medical Resources, Inc..............................       5,235                12
 *Medicis Pharmaceutical Corp. Class A.................      15,000           695,250
 *Medicore, Inc........................................       3,800             7,049
 *Medquist, Inc........................................      46,200         1,281,357
 *Medstone International, Inc..........................       6,000            32,070
 *MEDTOX Scientific, Inc...............................       3,630            42,108
 *Memberworks, Inc.....................................      23,700           407,048
                                                            SHARES             VALUE+
                                                            ------             ------
 *MEMC Electronic Materials, Inc.......................      76,600    $      589,820
 *Mens Warehouse, Inc..................................      49,300         1,394,204
 Mentor Corp...........................................      36,300         1,389,927
 *Mentor Graphics Corp.................................      81,600         1,325,592
 *#Mercator Software, Inc..............................      42,700           102,267
 Merchants Bancshares, Inc.............................       8,250           229,969
 Merchants Group, Inc..................................       1,300            32,175
 *Mercury Air Group, Inc...............................       8,400            39,690
 *Mercury Computer Systems, Inc........................      28,700           785,663
 Meridian Bioscience, Inc..............................      18,900           136,742
 *Meridian Medical Technology, Inc.....................       5,700           201,182
 *Meridian Resource Corp...............................      69,000           235,980
 *MeriStar Hotels & Resorts, Inc.......................      38,200            31,706
 *Merit Medical Systems, Inc...........................      19,375           334,994
 *Merix Corp...........................................      18,600           321,687
 *Merrimac Industries, Inc.............................       2,160            23,760
 *Mesa Air Group, Inc..................................      53,700           539,685
 *Mesa Labs, Inc.......................................       4,900            31,605
 *Mesaba Holdings, Inc.................................      32,450           222,932
 *Mestek, Inc..........................................       5,400           110,322
 *Meta Group, Inc......................................      16,500            42,488
 *MetaSolv Software, Inc...............................      50,800           228,854
 *Metatec Corp. Class A................................       7,800             1,989
 Methode Electronics, Inc. Class A.....................      42,900           459,245
 Met-Pro Corp..........................................      11,175           166,284
 #Metris Companies, Inc................................      63,900           940,608
 *Metro One Telecommunications, Inc....................      31,650           546,912
 *Metrocall, Inc.......................................      33,985               595
 MetroCorp. Bancshares, Inc............................       7,100            93,472
 *Metrologic Instruments, Inc..........................       6,300            43,754
 *Metromedia International Group, Inc..................     116,600             6,996
 *Metropolitan Financial Corp..........................       4,100            17,323
 MFB Corp..............................................       1,800            43,983
 *MFRI, Inc............................................       4,900            12,128
 *MGI Pharma, Inc......................................      32,600           257,703
 MI Schottenstein Homes, Inc...........................      10,500           672,525
 *Michael Anthony Jewelers, Inc........................       7,400            21,460
 *Micro Component Technology, Inc......................      16,252            49,569
 *Micro General Corp...................................      10,600           211,735
 *Micro Linear Corp....................................      18,700            66,385
 MicroFinancial, Inc...................................      10,700            84,637
 *Micromuse, Inc.......................................      96,500           677,913
 *Micros Systems, Inc..................................      26,700           772,565
 *Micros to Mainframes, Inc............................       7,100             8,840
 *Microsemi Corp.......................................      40,500           588,465
 *Micro-Therapeutics, Inc..............................      25,400           122,555
 *#Microtune, Inc......................................      66,400           671,636
 *Microvision, Inc.....................................      16,200           124,173
 *Mid Atlantic Medical Services, Inc...................      67,700         2,431,107
 *Midas, Inc...........................................      26,000           350,480
 *Middleby Corp........................................      14,300           109,824
 Middlesex Water Co....................................       6,300           150,791
 Midland Co............................................       3,300           158,070
 Mid-State Bancshares..................................      30,100           556,399
 *Midway Airlines Corp.................................       6,300             1,890
 *Midway Games, Inc....................................      61,700           626,255
 Midwest Banc Holdings, Inc............................      12,000           336,780
 *Midwest Express Holdings, Inc........................      23,100           416,031
 Midwest Grain Products, Inc...........................      10,400           145,340
 MIIX Group, Inc.......................................       4,600             6,900
 *Mikohn Gaming Corp...................................      14,000            71,750
 Milacron, Inc.........................................      53,000           662,500

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *#Milestone Scientific, Inc...........................       5,100    $        3,672
 *#Millennium Cell, Inc................................      34,100            94,798
 Millennium Chemicals, Inc.............................      82,300         1,172,775
 *Miller Industries, Inc...............................      12,680            46,916
 *Millerbuilding Systems Escrow Shares.................       3,200               960
 *Millicom International Cellular S.A..................         245             1,069
 *Miltope Group, Inc...................................      11,000            54,450
 *MIM Corp.............................................      27,900           302,576
 Mine Safety Appliances Co.............................      17,000           763,640
 Minerals Technologies, Inc............................      25,300         1,329,515
 Minuteman International, Inc..........................       1,000            10,055
 *MIPS Technologies, Inc...............................      21,700           154,287
 *#Miravant Medical Technologies.......................      25,000            24,875
 *Misonix, Inc.........................................       7,100            47,819
 *Mission Resources Corp...............................      31,800            69,801
 *Mississippi Chemical Corp............................      39,142            55,582
 Mississippi Valley Bancshares, Inc....................      12,100           546,618
 *Mitcham Industries, Inc..............................      14,900            60,047
 *Mitek Systems, Inc...................................      13,900            21,823
 *Mity-Lite, Inc.......................................       7,200            85,572
 *MKS Instruments, Inc.................................      43,488         1,336,386
 *MKTG Services, Inc...................................       6,466             4,494
 *Mobile Mini, Inc.....................................      17,800           337,132
 *Mobius Management Systems, Inc.......................      26,000            75,270
 Mocon, Inc............................................       7,800            78,663
 *Modem Media, Inc.....................................       1,800             6,993
 Modine Manufacturing Co...............................      41,700         1,177,191
 *Modtech Holdings, Inc................................      18,857           206,861
 *Moldflow Corp........................................      11,800           116,053
 *Molecular Devices Corp...............................      18,640           352,669
 *Monaco Coach Corp....................................      42,450         1,078,230
 *Monarch Casino and Resort, Inc.......................      10,400           158,600
 *Monarch Dental Corp..................................       1,833             7,552
 *Mondavi (Robert) Corp. Class A.......................      11,200           402,920
 *Monro Muffler Brake, Inc.............................      10,700           234,812
 *Monterey Bay Bancorp, Inc............................       4,300            79,357
 *Monterey Pasta Co....................................      16,400           161,294
 *Moog, Inc. Class A...................................      14,100           429,345
 *Moog, Inc. Class B...................................       3,000           105,000
 *Moore Medical Corp...................................       3,900            36,797
 *Morgan Group Holding Co..............................       4,400             3,850
 *Morgan's Foods, Inc..................................         900             3,600
 *Morton Industrial Group, Inc. Class A................       1,000               850
 *Morton's Restaurant Group, Inc.......................       6,200            85,870
 *Mossimo, Inc.........................................      16,600           191,149
 *Mother's Work, Inc...................................       3,300           115,137
 *Motor Car Parts & Accessories, Inc...................       2,500             9,875
 Movado Group, Inc.....................................      16,700           359,050
 *Movie Gallery, Inc...................................      34,300           617,572
 *MPS Group, Inc.......................................     129,800         1,072,148
 *MPW Industrial Services Group........................       5,000            10,825
 *MRO Software, Inc....................................      29,300           392,034
 *MRV Communications, Inc..............................     119,600           171,626
 *MSC Industrial Direct Co., Inc. Class A..............      27,800           517,080
 *MSC Software Corp....................................      37,100           385,840
 *#MTI Technology Corp.................................      21,100            14,981
 *MTR Gaming Group, Inc................................      25,200           407,358
 MTS Systems Corp......................................      33,040           342,460
 *Mueller Industries, Inc..............................      40,600         1,345,484
 *Multex.com, Inc......................................      44,800           145,824
 *Multi Color Corp.....................................       1,500            25,125
                                                            SHARES             VALUE+
                                                            ------             ------
 *Multilink Technology Corp............................      54,000    $       43,470
 *#Multimedia Games, Inc...............................      15,900           472,389
 *M-Wave, Inc..........................................       5,300            23,876
 Myers Industries, Inc.................................      35,101           554,245
 *Myriad Genetics, Inc.................................      30,900           688,761
 Mystic Financial, Inc.................................       1,700            29,699
 *Nabi Biopharmaceuticals..............................      48,300           285,453
 Nacco Industries, Inc. Class A........................       9,100           623,805
 *Nanogen, Inc.........................................      33,100           101,121
 *Nanometrics, Inc.....................................      18,100           307,248
 *Nanophase Technologies Corp..........................      18,800           106,314
 *Napco Security Systems, Inc..........................       2,150            14,233
 *#Napro Biotherapeutics, Inc..........................      37,400           258,995
 Nara Bancorp, Inc.....................................       3,500            81,813
 Nash Finch Co.........................................      14,800           459,614
 *Nashua Corp..........................................       7,600            50,160
 *#Nastech Pharmaceutical Co., Inc.....................      12,600           200,781
 *NATCO Group, Inc. Class A............................      23,800           195,636
 *Nathans Famous, Inc..................................       9,900            40,293
 *National Beverage Corp...............................      20,400           271,116
 *National Dentex Corp.................................       4,600           116,357
 *National Equipment Services, Inc.....................      25,900            85,470
 *National Home Health Care Corp.......................       5,465            75,991
 *National Information Consortium, Inc.................      75,500           286,145
 *National Medical Health Card Systems, Inc............       8,600            93,525
 National Penn Bancshares, Inc.........................      24,441           645,120
 National Presto Industries, Inc.......................       9,000           281,250
 *National Processing, Inc.............................      69,200         1,944,520
 *National Research Corp...............................       7,000            55,650
 *National RV Holdings, Inc............................      20,700           226,872
 National Service Industries, Inc......................      10,925            96,686
 *National Steel Corp. Class B.........................      18,200             2,912
 *National Technical Systems, Inc......................      13,000            28,535
 *National Western Life Insurance Co. Class A..........       1,000           111,020
 *#NationsRent, Inc....................................      25,950             1,427
 *Natrol, Inc..........................................      10,000            13,950
 *Natural Alternatives International, Inc..............       5,400            15,795
 *Natural Wonders, Inc.................................       5,700                 5
 Natures Sunshine Products, Inc........................      27,159           299,156
 *Nautica Enterprises, Inc.............................      52,100           677,821
 *#Nautilus Group, Inc.................................      36,600         1,337,730
 *Navarre Corp.........................................      32,900            52,311
 *Navidec, Inc.........................................      14,300             5,220
 *Navigant Consulting, Inc.............................      57,800           393,040
 *Navigant International, Inc..........................      18,300           276,330
 *Navigators Group, Inc................................       8,700           231,203
 NBT Bancorp...........................................      31,948           543,276
 *NBTY, Inc............................................      82,500         1,341,863
 *NCI Building Systems, Inc............................      23,800           487,900
 *#Nco Escrow..........................................      12,000                 0
 *NCO Group, Inc.......................................      45,132         1,135,747
 *NCO Portfolio Management, Inc........................       1,665            11,822
 NDChealth Corp........................................      44,400         1,432,788
 *Neff Corp. Class A...................................      24,100            13,617
 Nelson (Thomas), Inc..................................      21,000           274,050
 *Neoforma, Inc........................................      22,300           318,667
 *Neogen Corp..........................................       7,300           112,858
 *NeoMagic Corp........................................      35,900           105,008
 *NEON Systems, Inc....................................       9,700            49,131
 *Neopharm, Inc........................................      19,580           252,484

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Neorx Corp...........................................      36,800    $       96,968
 *Neose Technologies, Inc..............................      23,100           244,283
 *Neotherapeutics, Inc.................................       7,800             3,276
 *#Neoware Systems, Inc................................       6,900            66,275
 *#Net Perceptions, Inc................................      23,500            27,378
 *Net.B@nk, Inc........................................      36,433           485,105
 *Net2Phone, Inc.......................................      42,300           226,305
 *Netegrity, Inc.......................................      41,600           296,192
 *Netguru, Inc.........................................      19,100            57,014
 *NetIQ Corp...........................................      22,300           516,357
 *Netmanage, Inc.......................................      98,500            95,053
 *Netopia, Inc.........................................      24,700            93,243
 *NetRadio Corp........................................       2,445               147
 *NetRatings, Inc......................................      36,900           413,649
 *Netro Corp...........................................      73,800           174,906
 *Netscout System, Inc.................................      36,800           305,624
 *NetSolve, Inc........................................      27,500           196,488
 *Network Equipment Technologies, Inc..................      34,500           195,960
 *#Network Plus Corp...................................      14,500                58
 *Netzee, Inc..........................................         687               258
 *Neurobiological Technologies, Inc....................       2,700             8,384
 *Neurocrine Biosciences, Inc..........................      39,500         1,280,985
 *Neurogen Corp........................................      22,900           274,228
 *Nevada Chemicals, Inc................................       2,500             7,875
 *New American Healthcare Corp.........................         200                 2
 *New Brunswick Scientific Co., Inc....................       9,764            77,136
 *New Century Equity Holdings Corp.....................      53,100            22,568
 New Century Financial Corp............................      26,800           725,744
 New England Business Services, Inc....................      22,700           600,415
 *New Focus, Inc.......................................      52,400           161,130
 New Hampshire Thrift BancShares, Inc..................         200             3,769
 *New Horizons Worldwide, Inc..........................      13,600           145,520
 New Jersey Resources Corp.............................      36,300         1,107,150
 *New World Restaurant Group, Inc......................       6,000             1,530
 *Newcor, Inc..........................................       6,300             2,048
 *Newmark Homes Corp...................................       8,500           142,333
 Newmil Bancorp, Inc...................................       4,700           102,578
 *Newpark Resources, Inc...............................      90,900           714,474
 Newport Corp..........................................      47,600           839,902
 *Newtek Capital, Inc..................................       2,500            11,875
 *NEXIQ Technologies, Inc..............................       5,300             7,235
 *Nextel Partners, Inc.................................      27,600           140,622
 *Niagara Corp.........................................      12,200            37,454
 Nitches, Inc..........................................         864             5,335
 NL Industries, Inc....................................      34,100           613,800
 *NMS Communications Corp..............................      44,000           156,420
 *NMT Medical, Inc.....................................      16,800           112,980
 NN, Inc...............................................      17,050           183,288
 *Nobel Learning Communities, Inc......................       7,600            46,854
 *Nobility Homes, Inc..................................       6,000            54,600
 #Noble International, Ltd.............................       9,200           124,200
 *Noel Group, Inc......................................       8,000               110
 Noland Co.............................................         200             5,220
 Nordson Corp..........................................      43,200         1,229,688
 *Norstan, Inc.........................................      16,000           106,720
 *Nortek, Inc..........................................      16,600           713,966
 *North American Scientific, Inc.......................      12,200           145,546
 North Central Bancshares, Inc.........................       2,700            74,804
 North Pittsburgh Systems, Inc.........................      19,500           292,305
 Northeast Bancorp.....................................         900            12,830
                                                            SHARES             VALUE+
                                                            ------             ------
 Northeast Pennsylvania Financial Corp.................       5,500    $       95,425
 *Northern Technologies International Corp.............       3,000            12,120
 *#Northfield Laboratories, Inc........................      19,900            81,889
 *Northland Cranberries, Inc...........................       6,900             6,590
 Northrim BanCorp, Inc.................................       7,968           123,948
 *Northwest Airlines Corp..............................         400             6,694
 Northwest Bancorp, Inc................................      66,300           971,295
 Northwest Natural Gas Co..............................      37,300         1,091,025
 *Northwest Pipe Co....................................       9,100           183,365
 #Northwestern Corp....................................      35,600           627,628
 *Novadigm, Inc........................................      29,600           208,976
 *#Novamed Eyecare, Inc................................      17,800            14,507
 *Novavax, Inc.........................................      31,000           142,600
 *Novell, Inc..........................................      58,870           201,335
 *Noven Pharmaceuticals, Inc...........................      30,500           808,555
 Novitron International, Inc...........................       1,430            10,117
 *Novoste Corp.........................................      19,500           128,603
 *NPS Pharmaceuticals, Inc.............................      39,300           751,023
 *NQL, Inc.............................................      19,000               105
 *NS Group, Inc........................................      30,100           257,355
 *Nstor Technology.....................................      26,700             5,607
 *#NTELOS, Inc.........................................      22,000            30,910
 *NTN Communications, Inc..............................      31,193            42,111
 *Nu Horizons Electronics Corp.........................      24,000           211,560
 *#Nucentrix Broadband Networks, Inc...................      14,200            46,008
 *NuCo2, Inc...........................................      12,100           147,620
 *Nuevo Energy Co......................................      28,100           440,889
 NUI Corp..............................................      21,592           550,164
 *Number Nine Visual Technology Corp...................       8,400                88
 *Numerex Corp. Class A................................      17,300           147,656
 *Numerical Technologies, Inc..........................      40,900           323,928
 NuSkin Enterprises, Inc...............................      48,400           605,000
 *Nutraceutical International Corp.....................      14,400            99,144
 *Nutramax Products, Inc...............................       3,300                45
 *Nutrition 21, Inc....................................      11,600             7,424
 *Nx Networks, Inc.....................................      47,900               263
 *#NYFIX, Inc..........................................      35,875           339,736
 Nymagic, Inc..........................................       8,700           158,340
 *O.I. Corp............................................       2,900            14,283
 Oak Hill Financial, Inc...............................       3,000            64,005
 *Oak Technology, Inc..................................      69,490           899,548
 *Oakley, Inc..........................................      89,400         1,641,384
 *Oakwood Homes Corp...................................      12,200            86,376
 *OAO Technology Solutions, Inc........................      29,400            53,361
 *Obie Media Corp......................................       7,100            22,223
 *Oceaneering International, Inc.......................      37,700         1,169,077
 OceanFirst Financial Corp.............................      25,200           527,688
 *O'Charleys, Inc......................................      24,250           559,084
 *Ocular Sciences, Inc.................................      34,500           973,763
 *Ocwen Financial Corp.................................      96,600           637,560
 *Odetics, Inc. Class A................................         300               422
 *Odetics, Inc. Class B................................         200               414
 *Officemax, Inc.......................................     154,600         1,094,568
 *Official Payments Corp...............................      28,600            84,799
 *Offshore Logistics, Inc..............................      33,800           712,673
 Oglebay Norton Co.....................................       6,400            80,768
 *Ohio Casualty Corp...................................      72,300         1,512,155
 Oil-Dri Corp. of America..............................       5,700            51,585
 *Old Dominion Freight Lines, Inc......................      10,800           150,930

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Olin Corp.............................................      60,800    $    1,196,544
 *Olympic Steel, Inc...................................      13,900            76,520
 Omega Financial Corp..................................      11,400           371,184
 *Omega Protein Corp...................................      28,700           117,670
 *Omega Worldwide, Inc.................................      19,700            41,961
 *#Omni Nutraceuticals, Inc............................      40,100               622
 *OmniVision Technologies, Inc.........................      28,500           362,235
 *Omnova Solutions, Inc................................       1,800            15,408
 *Omtool, Ltd..........................................      19,500            21,645
 *On Assignment, Inc...................................      34,700           743,448
 *On Command Corp......................................      49,600           155,000
 *ON Semiconductor Corp................................      91,700           264,555
 *On Technology Corp...................................      22,800            49,248
 *One Price Clothing Stores, Inc.......................       3,057             7,429
 Oneida, Ltd...........................................      25,200           456,120
 Oneok, Inc............................................      75,300         1,563,981
 *OneSource Information Services, Inc..................      11,900            82,229
 *Online Resources Corp................................      16,600            52,871
 *Ontrack Data International, Inc......................      22,100           332,495
 *Onyx Acceptance Corp.................................       8,700            41,108
 *Onyx Pharmacueticals, Inc............................      24,800           177,444
 *Onyx Software Corp...................................      62,900           229,271
 *OPENT Technologies, Inc..............................      19,400           178,965
 *Openwave Systems, Inc................................      80,800           488,032
 *Opinion Research Corp................................       1,700            10,336
 *Oplink Communications, Inc...........................      53,100            56,021
 *Opta Food Ingredients, Inc...........................      13,000            19,305
 Opti, Inc.............................................      18,600            29,202
 *Optical Sensors, Inc.................................       9,800             6,615
 *OpticNet, Inc........................................       5,600                 0
 *Optika Imaging Systems, Inc..........................      12,000            24,660
 *Option Care, Inc.....................................      26,000           339,170
 *OraPharma, Inc.......................................      16,300            69,357
 *OraSure Technologies, Inc............................      46,800           313,794
 *Orbit International Corp.............................       1,266             6,064
 *ORBIT/FR, Inc........................................       7,000             5,110
 *Orbital Sciences Corp................................      59,900           461,230
 *Orchid Biosciences, Inc..............................      24,300            35,478
 *Oregon Steel Mills, Inc..............................      31,300           175,280
 Oregon Trail Financial Corp...........................       4,600            88,550
 *Oriole Homes Corp. Class A Convertible...............         800             2,484
 *Oriole Homes Corp. Class B...........................       2,000             5,600
 *Orleans Homebuilders, Inc............................      13,400           118,590
 *Orphan Medical, Inc..................................      13,500           154,103
 *Orthodontic Centers of America, Inc..................      37,851           983,369
 *Orthologic Corp......................................      44,600           218,317
 Oshkosh B'Gosh, Inc. Class A..........................      20,300           773,227
 Oshkosh Truck Corp. Class B...........................      24,100         1,453,592
 *#OSI Pharmaceutical, Inc.............................      42,400         1,284,508
 *OSI Systems, Inc.....................................      16,300           337,247
 *Osmonics, Inc........................................      15,700           251,200
 *Osteotech, Inc.......................................      23,900           197,295
 *Ostex International, Inc.............................      15,000            31,425
 Otter Tail Power Co...................................      37,000         1,110,185
 *Outlook Group Corp...................................       2,400            12,516
 *Outsource International, Inc.........................       6,700                37
 *Overland Data, Inc...................................      14,300           184,399
 Overseas Shipholding Group, Inc.......................      41,600           928,096
 *Overture Services, Inc...............................      12,100           234,377
 #Owens & Minor, Inc...................................      48,600           916,596
 *#Owens Corning.......................................      53,800            79,624
                                                            SHARES             VALUE+
                                                            ------             ------
 *Owens-Illinois, Inc..................................      32,600    $      570,500
 *Owosso Corp..........................................       6,800             3,434
 Oxford Industries, Inc................................       9,900           272,052
 *Oxigene, Inc.........................................      17,900            36,427
 *Oxis International, Inc..............................       7,900             2,094
 *OYO Geospace Corp....................................       5,100            62,985
 *P&F Industries, Inc. Class A.........................       1,300             9,438
 *#P.F. Chang's China Bistro, Inc......................      33,200         1,088,628
 *Pacific Aerospace and Electronics, Inc...............      25,700             1,568
 Pacific Capital Bancorp...............................      32,800         1,060,916
 Pacific Crest Capital, Inc............................       1,060            30,051
 *#Pacific Gateway Exchange, Inc.......................      28,000               126
 *Pacific Mercantile Bancorp...........................       5,900            45,135
 Pacific Northwest Bancorp.............................      23,800           686,868
 *Pacific Sunwear of California, Inc...................      41,000           796,015
 *#Pacificare Health Systems, Inc......................      44,900         1,241,710
 *Packaged Ice, Inc....................................      26,900            36,988
 *Packeteer, Inc.......................................      40,900           274,644
 *Pac-West Telecomm, Inc...............................      23,200            11,484
 *Pain Therapeutics, Inc...............................      23,100           197,736
 *Palatin Technologies, Inc............................          62               167
 *#Paligent, Inc.......................................         347                 8
 *Palm Harbor Homes, Inc...............................      31,269           705,272
 *PAM Transportation Services, Inc.....................      12,900           320,501
 Pamrapo Bancorp, Inc..................................       6,800           108,256
 *Panavision, Inc......................................       3,600            11,628
 *Panera Bread Co......................................      16,900         1,050,504
 *Pantry, Inc..........................................       9,900            40,095
 *Papa John's International, Inc.......................      26,600           902,405
 *Par Technology Corp..................................      11,200            60,704
 *Paradyne Networks Corp...............................      48,563           161,958
 *Paragon Technologies, Inc............................       4,700            38,540
 *Parallel Petroleum Corp..............................      26,600            75,145
 *Parametric Technology Corp...........................      48,600           169,857
 *Paravant, Inc........................................      22,700            82,288
 *Parexel International Corp...........................      31,200           424,008
 Park Bancorp, Inc.....................................       1,700            34,723
 Park Electrochemical Corp.............................      25,250           748,663
 *Parker Drilling Co...................................     112,600           481,928
 *#Parkervision, Inc...................................      17,400           400,113
 *Park-Ohio Holdings Corp..............................      16,400            92,168
 Parkvale Financial Corp...............................       7,500           216,638
 *Parlex Corp..........................................       7,300            93,367
 *Parlux Fragrances, Inc...............................      15,400            39,578
 *#Pathmark Stores, Inc................................      37,600           845,436
 *Patient Infosystems, Inc.............................       8,800             1,276
 Patina Oil & Gas Corp.................................      27,034           964,843
 Patrick Industries, Inc...............................       7,900            71,495
 Patriot Bank Corp.....................................       8,700           122,844
 *Patriot Transportation Holding, Inc..................       2,500            73,125
 *Paula Financial, Inc.................................       6,600             5,280
 *#Paul-Son Gaming Corp................................       4,100            10,558
 *Paxar Corp...........................................      65,000         1,110,200
 *Paxson Communications Corp...........................      77,800           715,760
 *Payless Cashways, Inc................................         160                 0
 *PC Connection, Inc...................................      35,250           344,216
 *PC Mall, Inc.........................................      13,500            56,430
 *PCD, Inc.............................................      12,000            13,800
 *PC-Tel, Inc..........................................      25,200           182,448
 *PDF Solutions, Inc...................................       7,500            76,238
 *PDI, Inc.............................................      18,000           352,440

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *PDS Financial Corp...................................       1,100    $        1,716
 *PEC Solutions, Inc...................................      33,700           896,757
 *Pediatric Services of America, Inc...................       4,800            40,008
 *Pediatrix Medical Group, Inc.........................      31,900         1,213,795
 *Peerless Manufacturing Co............................       3,200            62,544
 *Peerless Systems Corp................................      17,900            32,489
 *Pegasus Communications Corp. Class A.................      57,100            81,082
 *Pegasus Solutions, Inc...............................      33,900           498,839
 *Pegasystems, Inc.....................................      42,700           482,083
 *Pemco Aviation Group, Inc............................         950            24,486
 *#Pemstar, Inc........................................      45,800            71,219
 Penford Corp..........................................      10,400           200,668
 Penn Engineering & Manufacturing Corp. Class A........       1,200            21,360
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000           268,500
 *Penn National Gaming, Inc............................      24,000           861,720
 *Penn Traffic Co......................................          93               983
 *Penn Treaty American Corp............................      24,800           109,120
 Penn Virginia Corp....................................      10,500           372,645
 Penn-America Group, Inc...............................      15,000           142,500
 Pennfed Financial Services, Inc.......................      11,100           294,927
 *Pentacon, Inc........................................      16,900             3,296
 Penton Media, Inc.....................................      38,200           157,384
 *Penwest Pharmaceuticals Co...........................      18,500           341,695
 Peoples Bancorp, Inc..................................         300             5,670
 Peoples Bank CT.......................................       3,700           100,474
 Pep Boys -- Manny, Moe & Jack.........................      89,900         1,475,259
 *Perceptron, Inc......................................      12,550            22,778
 *Peregrine Systems, Inc...............................      10,000            13,650
 *Performance Food Group Co............................      36,800         1,382,576
 *Performance Technologies, Inc........................      21,200           179,882
 *Pericom Semiconductor Corp...........................      31,600           436,396
 *Perini Corp..........................................      23,700            93,615
 *Perrigo Co...........................................     102,500         1,435,513
 *Perry Ellis International, Inc.......................       8,700           145,856
 *Per-Se Technologies, Inc.............................      47,800           516,479
 *Personnel Group of America, Inc......................      31,800            34,980
 *Pervasive Software, Inc..............................      20,800            81,640
 *Petrocorp, Inc.......................................       6,900            65,895
 *Petroleum Development Corp...........................      25,800           165,378
 *PetSmart, Inc........................................     142,600         2,338,640
 PFF Bancorp, Inc......................................      18,100           609,789
 *#Pfsweb, Inc.........................................       4,942             2,298
 *Pharmaceutical Products Development Service Co.......      52,240         1,327,418
 *Pharmaceutical Resources, Inc........................      40,100           994,881
 *Pharmacopeia, Inc....................................      36,700           409,389
 *Pharmacyclics, Inc...................................      20,600            97,129
 *Pharmanetics, Inc....................................      12,100            85,366
 *Pharmchem Laboratories, Inc..........................       7,500             4,688
 *Phar-Mor, Inc........................................      14,200               142
 *Pharmos Corp.........................................       6,200             6,789
 *Philadelphia Consolidated Holding Corp...............      28,000         1,183,280
 Philadelphia Suburban Corp............................      17,250           357,075
 Phillips-Van Heusen Corp..............................      43,700           686,090
 *#Phoenix Gold International, Inc.....................       1,000             2,755
 *Phoenix Technologies, Ltd............................      41,500           534,313
 *Phonetel Technologies, Inc...........................         112                 4
 *Photo Control Corp...................................       1,000             1,995
                                                            SHARES             VALUE+
                                                            ------             ------
 *Photoelectron Corp...................................      14,200    $       40,470
 *#PhotoMedex, Inc.....................................      14,000            24,080
 *Photon Dynamics, Inc.................................      20,200           815,373
 *#PhotoWorks, Inc.....................................      26,300             7,167
 *Photronics, Inc......................................      39,700           907,741
 *Physiometrix, Inc....................................       7,700             8,624
 *Piccadilly Cafeterias, Inc...........................      14,700            52,185
 *Pico Holdings, Inc...................................      21,600           325,836
 Piedmont Natural Gas Co...............................      40,800         1,464,720
 *Pierre Foods, Inc....................................       7,600            17,860
 Pilgrim's Pride Corp..................................      12,900           139,449
 Pilgrims Pride Corp. Class B..........................      38,600           560,472
 *Pilot Network Services, Inc..........................      21,300                48
 *Pinnacle Entertainment, Inc..........................      39,400           420,398
 *Pinnacle Systems, Inc................................      71,500           782,568
 Pioneer Standard Electronics, Inc.....................      49,300           562,020
 Pittston Brink's Group................................      54,318         1,467,129
 *Pixelworks, Inc......................................      47,400           409,536
 *Pizza Inn, Inc.......................................      11,600            16,182
 *Plains Resources, Inc................................      34,700           936,900
 *Planar Systems, Inc..................................      17,200           393,622
 *PlanetCAD, Inc.......................................      15,350             4,912
 *Plantronics, Inc.....................................      58,000         1,314,860
 *PlanVista Corp.......................................      17,500            69,825
 *Plato Learning, Inc..................................      19,766           239,366
 *#Play By Play Toys and Novelties, Inc................       5,900                32
 *Playboy Enterprises, Inc. Class A....................       6,600            85,602
 *Playboy Enterprises, Inc. Class B....................      32,300           475,779
 *Playtex Products, Inc................................      76,300         1,036,917
 *Plexus Corp..........................................      52,300         1,182,765
 *#Pliant Systems, Inc.................................      10,600                27
 *#Plug Power, Inc.....................................      33,400           291,415
 *PLX Technology, Inc..................................      28,100           198,105
 *Plymouth Rubber, Inc. Class B........................         200               260
 PMA Capital Corp. Class A.............................      30,700           591,436
 *PMCC Financial Corp..................................       2,600             1,690
 PMR Corp..............................................       7,500            13,950
 PNM Resources, Inc....................................      48,900         1,271,400
 Pocahontas Bancorp, Inc...............................       7,700            76,307
 Pogo Producing Co.....................................      40,800         1,290,096
 *#Point Therapeutics, Inc.............................         660               960
 *Point West Capital Corp..............................       3,400                77
 *Point.360............................................      12,200            32,330
 Polaris Industries, Inc...............................      15,000         1,043,100
 *#PolyMedica Corp.....................................      17,300           623,752
 *Polymer Group, Inc...................................      31,100             2,488
 Polyone Corp..........................................     114,300         1,323,594
 *Pomeroy Computer Resource, Inc.......................      19,500           291,428
 Pope & Talbot, Inc....................................      20,400           330,480
 *Porta Systems Corp...................................      10,700               749
 *Portal Software, Inc.................................      67,300            81,097
 *Possis Medical, Inc..................................      26,500           358,545
 Potlatch Corp.........................................      36,900         1,263,825
 *Powell Industries, Inc...............................      12,500           265,063
 *Power Intergrations, Inc.............................      37,600           849,196
 *PowerCerv Corp.......................................       1,755             1,114
 *Power-One, Inc.......................................      98,800           888,212
 *Powerwave Technologies, Inc..........................      81,800           867,489
 *Pozen, Inc...........................................       8,600            44,763
 *PPT Vision, Inc......................................       6,800             6,358
 *PracticeWorks, Inc...................................      11,725           195,690
 *PRAECIS Pharmaceuticals, Inc.........................      40,500           137,295

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Premier Financial Bancorp............................       7,100    $       65,143
 *#Premier Laser Systems, Inc. Class A.................       9,900                25
 *#Pre-Paid Legal Services, Inc........................      31,550           763,510
 Presidential Life Corp................................      41,900           927,876
 *Presstek, Inc........................................      46,500           306,203
 *Preview Systems, Inc.................................       6,200               248
 *Previo, Inc..........................................       7,075            12,629
 *#PRG-Schultz International, Inc......................      79,700         1,114,605
 *Price Communications Corp............................      68,300         1,190,469
 *Price Legacy Corp....................................      29,734           118,936
 *Priceline.com, Inc...................................     231,900           935,717
 *Pricesmart, Inc......................................       4,400           176,550
 *Pride International, Inc.............................      18,700           362,780
 *Prima Energy Corp....................................      20,362           478,812
 *Prime Hospitality Corp...............................      69,300           875,952
 *Prime Medical Services, Inc..........................      21,100           191,272
 *PRIMEDIA, Inc........................................     296,538           590,111
 *Primix Solutions, Inc................................       9,900               287
 *Primus Knowledge Solutions, Inc......................      21,400            24,289
 *Princeton Review, Inc................................       6,100            48,770
 *Princeton Video Image, Inc...........................      13,800            18,078
 *Printronix, Inc......................................       8,900           107,512
 *Printware, Inc.......................................       4,000            17,500
 *Priority Healthcare Corp.............................      48,176         1,221,502
 *Private Business, Inc................................         945             3,520
 *Proassurance Corp....................................      34,450           620,445
 *ProBusiness Services, Inc............................      35,200           607,376
 *#Procom Technology, Inc..............................      18,300            22,326
 *Procurenet, Inc......................................      19,700                 0
 *Progenics Pharmaceuticals, Inc.......................      18,500           239,020
 *Programmers Paradise, Inc............................       6,600            16,170
 *Progress Financial Corp..............................       7,560            76,016
 *Progress Software Corp...............................      57,000           788,025
 *Prophet 21, Inc......................................       5,100            71,018
 *ProQuest Co..........................................      29,000         1,155,650
 *ProsoftTraining.com..................................      14,900             6,556
 *Protection One, Inc..................................      94,700           303,040
 *Protein Design Labs, Inc.............................      25,800           292,572
 *Proton Energy Systems, Inc...........................      41,600           189,904
 *Provant, Inc.........................................      20,400             7,956
 *Provell, Inc.........................................       8,100               243
 Providence & Worcester Railroad Co....................       3,000            26,700
 Provident Bancorp, Inc................................       5,200           148,564
 Provident Bankshares Corp.............................      41,377         1,081,802
 Provident Financial Group, Inc........................      30,100           887,499
 *Provident Financial Holdings, Inc....................       5,100           163,455
 Providian Financial Corp..............................     146,100         1,190,715
 *Province Healthcare Co...............................      56,925         1,450,164
 *Proxim Corp..........................................      67,269           215,261
 *#ProxyMed, Inc.......................................       1,320            27,641
 *PSC, Inc.............................................      18,900            10,301
 *PSS World Medical, Inc...............................      99,600           822,198
 Psychemedics Corp.....................................      32,600            97,474
 *PTEK Holdings, Inc...................................      66,700           331,499
 Pulaski Financial Corp................................       3,100            61,086
 Pulitzer, Inc.........................................       3,600           179,820
 *Puma Technology, Inc.................................      34,800            24,186
 *Pure Resources, Inc..................................      16,563           356,933
 *Pure World, Inc......................................      10,500             6,720
 *PW Eagle, Inc........................................       9,400            65,753
 *#PYR Energy Corp.....................................      12,500            21,250
 #Pyramid Breweries, Inc...............................       5,700            13,424
                                                            SHARES             VALUE+
                                                            ------             ------
 *Qad, Inc.............................................      44,600    $      130,901
 *QEP Co., Inc.........................................       2,125             9,148
 *QRS Corp.............................................      20,500           198,338
 *QuadraMed Corp.......................................      33,706           204,090
 Quaker Chemical Corp..................................      11,400           255,360
 *Quaker City Bancorp, Inc.............................       2,187            78,721
 *Quaker Fabric Corp...................................      24,250           316,341
 *Quality Dining, Inc..................................      13,700            51,581
 *Quality Systems, Inc.................................       8,000           129,400
 Quanex Corp...........................................      20,800           750,880
 *Quanta Services, Inc.................................      85,000         1,068,450
 *#Quentra Network Systems, Inc........................      21,600                23
 *Quest Software, Inc..................................      40,800           571,404
 *#Questcor Pharmaceuticals, Inc.......................      26,800            44,756
 *Questron Technology, Inc.............................       6,700               101
 *Quicklogic Corp......................................      29,000           131,225
 *Quidel Corp..........................................      39,300           259,577
 *Quigley Corp.........................................      13,200            92,598
 *Quiksilver, Inc......................................      33,800           779,090
 *Quipp, Inc...........................................       2,400            33,360
 Quixote Corp..........................................      10,400           184,184
 *Quokka Sports, Inc...................................       1,128                85
 *Quovadx, Inc.........................................      37,125           259,318
 *R & B, Inc...........................................       9,800            94,374
 *R H Donnelley Corp...................................      46,400         1,329,360
 *Racing Champions ERTL Corp...........................      19,100           379,040
 *Radiance Medical Systems, Inc........................      19,200            25,248
 *Radiant Systems, Inc.................................      44,100           576,387
 *Radio One, Inc.......................................       8,400           186,354
 *Radiologix, Inc......................................      24,500           326,830
 *RadiSys Corp.........................................      21,062           274,859
 *Radyne ComStream, Inc................................       9,500            41,895
 *Rag Shops, Inc.......................................       2,415            14,502
 *Railamerica, Inc.....................................      40,300           420,732
 *RailWorks Corp.......................................       8,000               420
 *Rainbow Rentals, Inc.................................       8,300            71,629
 *Rainbow Technologies, Inc............................      32,600           191,525
 *Ralcorp Holdings, Inc................................      42,100         1,184,694
 *#Rambus, Inc.........................................     125,400           835,164
 *Ramsay Youth Services, Inc...........................       3,900            18,291
 *Ramtron International Corp...........................       2,600             8,281
 *Range Resources Corp.................................      74,400           393,576
 *Rare Hospitality International, Inc..................      27,121           763,199
 Raven Industries, Inc.................................       7,800           209,391
 *Rawlings Sporting Goods, Inc.........................      12,744            66,269
 Rayonier, Inc.........................................      15,200           798,304
 *Rayovac Corp.........................................      48,600           886,950
 *Raytech Corp.........................................       7,000            30,100
 *RCM Technologies, Inc................................      16,300            84,271
 *#RCN Corp............................................      82,600           142,072
 *RDO Equipment Co. Class A............................       7,400            38,110
 *Reading International, Inc. Class A..................      18,149            67,151
 *Reading International, Inc. Class B..................       1,060             4,081
 *Read-Rite Corp.......................................     147,000           349,125
 *RealNetworks , Inc...................................     147,200         1,251,936
 *Recoton Corp.........................................      18,800            50,102
 *Red Hat, Inc.........................................     206,100           981,036
 *Redback Networks, Inc................................     152,400           316,230
 *#Redhook Ale Brewery, Inc............................       7,900            19,276
 Redwood Empire Bancorp................................       6,300           190,701
 *Reebok International, Ltd............................       7,000           183,260
 *Reeds Jewelers, Inc..................................         440               484

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Regal Beloit Corp.....................................      30,300    $      763,560
 *Regeneration Technologies, Inc.......................      11,800            64,074
 *#Regeneron Pharmaceuticals, Inc......................      48,900           808,073
 *Regent Communications, Inc...........................      65,500           510,573
 Regis Corp............................................      65,200         1,878,412
 *Register.Com, Inc....................................      49,400           392,730
 *Rehabcare Group, Inc.................................      23,600           628,940
 *Rehabilicare, Inc....................................      13,100            70,282
 *Reliability, Inc.....................................       9,900            26,235
 Reliance Steel & Aluminum Co..........................      41,900         1,292,615
 *Reliv International, Inc.............................       7,750            21,080
 *Relm Wireless Corp...................................       7,600             6,612
 *Remec, Inc...........................................      54,550           402,852
 *RemedyTemp, Inc......................................       9,900           171,666
 *Remington Oil & Gas Corp.............................      34,400           669,940
 *Renaissance Learning, Inc............................      44,500         1,529,910
 *Rent-A-Center, Inc...................................      33,000         1,868,460
 *Rentrak Corp.........................................      14,800            86,950
 *Rent-Way, Inc........................................      34,500           407,100
 *Repligen Corp........................................      36,000           108,900
 *#Reptron Electronics, Inc............................      10,000            29,500
 Republic Bancorp, Inc.................................      76,508         1,112,809
 Republic Bancorp, Inc. Class A........................      18,900           216,594
 *Republic Bankshares, Inc.............................      15,700           313,922
 *Republic First Bancorp, Inc..........................       7,234            47,491
 *Res-Care, Inc........................................      34,750           283,039
 *#ResMed, Inc.........................................      40,200         1,103,490
 *Resonate, Inc........................................      34,300            79,233
 *ResortQuest International, Inc.......................      24,100           154,240
 Resource America, Inc.................................      32,700           375,887
 *Resources Connection, Inc............................      15,000           383,175
 *Respironics, Inc.....................................      47,200         1,636,188
 *Restoration Hardware, Inc............................      35,600           286,402
 *Retek, Inc...........................................      49,100         1,198,286
 *#Revlon, Inc.........................................      29,000           153,120
 *Rex Stores Corp......................................      23,400           379,314
 *Rexhall Industries, Inc..............................       1,771            14,513
 *RF Monolithics, Inc..................................      11,300            49,438
 RGS Energy Group, Inc.................................       3,800           152,152
 *#Rhythms NetConnections, Inc.........................       8,900                 7
 *Ribozyme Pharmaceuticals, Inc........................      25,200            25,074
 *Rica Foods, Inc......................................       1,300             1,638
 Richardson Electronics, Ltd...........................      17,400           194,358
 *Rigel Pharmaceuticals, Inc...........................      51,200           203,008
 Riggs National Corp...................................      50,400           756,756
 *Right Management Consultants, Inc....................      17,375           479,376
 *Rimage Corp..........................................      10,200            85,374
 *Rita Medical Systems, Inc............................      17,400           173,043
 *Riverside Group, Inc.................................       1,000                85
 Riverview Bancorp, Inc................................       6,400            91,840
 Rivianna Foods, Inc...................................      18,100           435,758
 *Riviera Holdings Corp................................       5,000            30,375
 RLI Corp..............................................      14,100           757,875
 *RMH Teleservices, Inc................................      16,200           191,241
 *Roadhouse Grill, Inc.................................      11,600             2,900
 Roadway Corp..........................................      24,700           791,018
 Roanoke Electric Steel Corp...........................      15,300           210,146
 Robbins & Myers, Inc..................................      15,300           368,883
 *Robocom Systems, Inc.................................         800               132
 *Robotic Vision Systems, Inc..........................      52,800            69,432
 *Rochester Medical Corp...............................       7,400            45,880
 *Rock of Ages Co......................................       5,000            34,700
                                                            SHARES             VALUE+
                                                            ------             ------
 Rock-Tenn Co. Class A.................................      27,900    $      518,382
 *Rocky Mountain Chocolate Factory, Inc................       2,533            28,243
 *Rocky Shoes & Boots, Inc.............................       4,900            32,022
 *Rofin-Sinar Technologies, Inc........................      18,500           190,920
 *Rogers Corp..........................................      23,900           732,535
 *Rogue Wave Software, Inc.............................      17,100            54,122
 *Rohn Industries, Inc.................................      78,900            31,166
 Rollins, Inc..........................................      42,000           877,800
 Roper Industries, Inc.................................       2,600           101,400
 *Ross Systems, Inc....................................       3,100            25,498
 Rouge Industries, Inc. Class A........................      19,500            35,100
 Rowe Furniture Corp...................................      16,900            54,925
 *Roxio, Inc...........................................       1,629            27,473
 *Royal Appliance Manufacturing Co.....................      21,700           144,305
 Royal Bancshares of Pennsylvania Class A..............       4,218            86,258
 *Royal Energy, Inc....................................       3,041            19,269
 Royal Gold, Inc.......................................      23,200           342,896
 *Royal Precision, Inc.................................         550               143
 RPC, Inc..............................................      37,700           527,800
 *RSA Security, Inc....................................      68,300           392,384
 *RTI International Metals, Inc........................      25,100           284,885
 *RTW, Inc.............................................      15,100            16,308
 *Rubio's Restaurants, Inc.............................       5,500            44,413
 Ruby Tuesday, Inc.....................................      73,400         1,707,284
 Ruddick Corp..........................................      62,500         1,012,500
 *Rudolph Technologies, Inc............................      19,300           448,050
 *Rural Cellular Corp. Class A.........................      12,500            35,250
 *Rural/Metro Corp.....................................      14,000            62,580
 *Rush Enterprises, Inc................................       7,200            75,636
 Russ Berrie & Co., Inc................................      27,800           949,926
 Russell Corp..........................................      40,000           739,200
 *RWD Technologies, Inc................................      17,400            50,025
 *Ryans Family Steak Houses, Inc.......................      78,300         1,368,684
 Ryder System, Inc.....................................      32,400           968,760
 Ryerson Tull, Inc.....................................      37,100           402,535
 #Ryland Group, Inc....................................      31,400         1,695,600
 *S&K Famous Brands, Inc...............................       6,500            86,353
 S&T Bancorp, Inc......................................      36,100           914,413
 *S1 Corp..............................................      77,501           584,358
 *Saba Software, Inc...................................      60,200           149,898
 *Safeguard Scientifics, Inc...........................     134,200           264,374
 *SafeNet, Inc.........................................      10,500           140,595
 *Safety Components International, Inc.................         118               799
 *Saga Communications, Inc. Class A....................      20,100           535,665
 *SAGA Systems, Inc. Escrow Shares.....................      48,819                 0
 *Saks, Inc............................................       5,100            71,196
 *#Salton, Inc.........................................      18,900           270,648
 *Samsonite Corp.......................................      22,318            22,541
 *San Filippo (John B.) & Son, Inc.....................       5,000            35,050
 *Sanchez Computer Associates, Inc.....................      37,200           217,248
 Sanders Morris Harris Group, Inc......................       1,400             8,435
 Sanderson Farms, Inc..................................      19,200           499,296
 *Sandisk Corp.........................................      85,800         1,201,629
 *Sands Regent Casino Hotel............................       2,000             6,090
 Sandy Spring Bancorp, Inc.............................       5,900           208,388
 *Sangamo BioSciences, Inc.............................      11,600            72,442
 *Sangstat Medical Corp................................      32,900           723,307
 *Sapient Corp.........................................     130,700           192,129
 *Satcon Technology Corp...............................      21,900            39,530
 *Saucony, Inc. Class A................................       3,500            24,290

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Saucony, Inc. Class B................................       4,600    $       32,108
 Sauer, Inc............................................      49,900           494,010
 *SBA Communications Corp..............................      40,300            59,443
 *SBE, Inc.............................................       4,200             8,505
 *SBS Technologies, Inc................................      19,100           252,693
 *ScanSoft, Inc........................................      63,018           549,517
 *ScanSource, Inc......................................       9,000           596,475
 Schawk, Inc. Class A..................................      25,200           243,684
 *Scheid Vineyards, Inc................................       2,900            10,339
 *#Schick Technologies, Inc............................       9,000            27,000
 *Schieb (Earl), Inc...................................       2,200             6,160
 *Schlotzskys, Inc.....................................       9,600            45,456
 *Schmitt Industries, Inc..............................       8,700             4,220
 Schnitzer Steel Industries, Inc. Class A..............       7,200           144,216
 *Scholastic Corp......................................       8,400           399,252
 *Schuff Steel Co......................................       7,000            18,340
 Schulman (A.), Inc....................................      49,200           975,882
 Schweitzer-Maudoit International, Inc.................      20,100           571,041
 *#Sciclone Pharmaceuticals, Inc.......................      50,600           182,413
 *Scient, Inc..........................................      25,000             2,875
 *Scientific Games Corp................................      59,058           501,993
 *#Scientific Learning Corp............................       4,400             6,754
 Scientific Technologies, Inc..........................       6,700            26,130
 *Scios-Nova, Inc......................................      58,487         1,476,504
 *SCM Microsystems, Inc................................      18,700           205,607
 *Scotts Co. Class A...................................      34,100         1,597,585
 *SCP Pool Corp........................................      38,800         1,135,094
 SCPIE Holdings, Inc...................................      14,700           130,536
 Seaboard Corp.........................................       1,400           359,800
 *Seachange International, Inc.........................      36,100           288,620
 Seacoast Banking Corp. Class A........................       1,500            77,048
 Seacoast Financial Services Corp......................       5,746           133,968
 *Seacor Smit, Inc.....................................      26,100         1,271,070
 *Secom General Corp...................................         140               264
 Second Bancorp, Inc...................................      13,000           332,540
 *Secure Computing Corp................................      37,300           404,519
 *Security Associates International, Inc...............       5,700             6,555
 *SED International Holdings, Inc......................       4,725             7,560
 *Sedona Worldwide, Inc................................       2,502               133
 *SeeBeyond Technology Corp............................      97,300           306,982
 *SEEC, Inc............................................       9,800            15,141
 *Segue Software, Inc..................................      23,400            54,990
 *Seitel, Inc..........................................      38,400            98,304
 Selas Corp. of America................................       4,750            11,400
 *#Select Comfort Corp.................................      21,800           138,975
 *Selectica, Inc.......................................      41,400           148,833
 Selective Insurance Group, Inc........................      37,500         1,014,375
 SEMCO Energy, Inc.....................................      28,500           222,300
 *Semitool, Inc........................................      42,400           568,372
 *SEMX Corp............................................       9,800            11,956
 *Seneca Foods Corp. Class A...........................         200             2,944
 *Seneca Foods Corp. Class B...........................       1,300            19,598
 Sensient Technologies Corp............................      59,400         1,417,878
 *Sepracor, Inc........................................      11,200           131,096
 *Sequa Corp. Class A..................................       7,800           425,880
 *Sequa Corp. Class B..................................       2,600           153,400
 *Sequenom, Inc........................................      45,000           220,275
 *SeraCare Life Sciences, Inc..........................       4,080            26,540
 *Serena Software, Inc.................................      50,400           713,412
 *Serologicals Corp....................................      30,350           562,537
 *Service Corp. International..........................     146,000           604,440
                                                            SHARES             VALUE+
                                                            ------             ------
 *ServiceWare Technologies, Inc........................       2,900    $        1,262
 *Servotronics, Inc....................................       1,100             4,928
 *SFBC International, Inc..............................       6,000           106,230
 *Shared Technologies Cellular, Inc....................      10,100                86
 *Sharper Image Corp...................................      19,300           365,446
 *Shaw Group, Inc......................................      46,700         1,562,115
 *#Sheffield Medical Technologies, Inc.................      39,050            62,090
 *#Sheldahl, Inc.......................................      17,000               340
 *Shells Seafood Restaurants, Inc......................       4,400             2,398
 *Shiloh Industries, Inc...............................      13,500            32,198
 *Shoe Carnival, Inc...................................      18,100           343,810
 *Shoe Pavilion, Inc...................................       6,200            10,354
 *Sholodge, Inc........................................       5,800            32,422
 *#Shop At Home, Inc...................................      52,300           158,469
 *Shopko Stores, Inc...................................      55,400         1,139,578
 *Shuffle Master, Inc..................................      22,725           389,052
 *Siebert Financial Corp...............................      30,400           118,864
 *Sierra Health Services, Inc..........................      35,136           658,800
 #Sierra Pacific Resources.............................     114,000           794,580
 *Sifco Industries, Inc................................       5,400            29,700
 *Sigma Designs, Inc...................................      26,100            78,561
 *Sigmatron International, Inc.........................       2,200             9,141
 *Signal Technology Corp...............................      12,700           109,982
 *SignalSoft Corp......................................      23,700            52,496
 *Signature Eyewear, Inc...............................       3,600               630
 *Silgan Holdings, Inc.................................      22,500           846,563
 *Silicon Graphics, Inc................................     246,000           715,860
 *Silicon Image, Inc...................................      81,000           676,755
 *Silicon Laboratories, Inc............................      22,400           535,472
 *Silicon Storage Technology, Inc......................     115,200         1,238,976
 *Silicon Valley Bancshares............................      33,700         1,048,913
 *Siliconix, Inc.......................................       8,300           265,891
 *Silver Stream Software, Inc..........................      28,100           139,236
 Simmons First National Corp. Class A..................       4,550           157,862
 *Simon Transportation Services, Inc...................       6,100               183
 *Simon Worldwide, Inc.................................      22,200             2,886
 *SimpleTech, Inc......................................      48,000           262,800
 *Simpson Manufacturing Co., Inc.......................      13,100           825,300
 *Simula, Inc..........................................      17,300            87,884
 *Sinclair Broadcast Group, Inc. Class A...............      51,600           764,970
 *Sipex Corp...........................................      32,100           304,790
 *Sirenza Microdevices, Inc............................      34,100           136,571
 *#Sirius Satellite Radio, Inc.........................       1,200             4,782
 *Sitel Corp...........................................     115,100           299,260
 SJW Corp..............................................       3,600           290,700
 *Skechers U.S.A., Inc. Class A........................      18,300           397,293
 *SkillSoft Corp.......................................      20,900           382,157
 Skyline Corp..........................................      11,300           390,980
 Skywest, Inc..........................................      47,900         1,115,831
 *SL Industries, Inc...................................       9,200            68,080
 SLI, Inc..............................................      44,300            25,251
 *SM&A.................................................      17,700            63,455
 *Smart & Final Food, Inc..............................      32,900           306,299
 *SmartDisk Corp.......................................      10,800             6,318
 Smith (A.O.) Corp.....................................      22,900           682,420
 Smith (A.O.) Corp. Convertible Class A................       3,750           116,250
 *#Smith Micro Software, Inc...........................      23,800            20,825
 *Smithway Motor Express Corp. Class A.................       4,700             7,896
 *#Socrates Technologies Corp..........................      18,400                61

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Softnet Systems, Inc.................................      45,000    $       87,075
 *Software Spectrum, Inc...............................       3,900           142,994
 *Sola International, Inc..............................      31,100           372,578
 Solutia, Inc..........................................     131,000         1,067,650
 *Somera Communications, Inc...........................      37,700           231,667
 *#Sonic Automotive, Inc...............................      42,500         1,406,750
 *Sonic Corp...........................................      65,025         1,850,612
 *#Sonic Foundry, Inc..................................      40,300            58,435
 *Sonic Innovations, Inc...............................       8,200            56,785
 *Sonic Solutions......................................      17,700           143,636
 *#SONICblue, Inc......................................     124,266           176,458
 *SonicWALL, Inc.......................................      82,800           507,150
 *Sonosight, Inc.......................................       3,633            58,328
 *#Sonus Networks, Inc.................................      77,100           158,441
 *Sonus Pharmaceuticals, Inc...........................      16,400            57,646
 *#Sorrento Networks Corp..............................      18,500            27,935
 *SOS Staffing Services, Inc...........................      15,300            13,694
 *Sotheby's Holdings, Inc. Class A.....................      53,200           745,332
 *SoundView Technology Group, Inc......................      26,800            55,208
 *Source Information Management, Inc...................      22,800           107,388
 *#Source Media, Inc...................................      27,400               260
 *Sourcecorp, Inc......................................      24,400           726,876
 South Financial Group, Inc............................      51,427         1,171,764
 South Jersey Industries, Inc..........................      16,000           561,920
 Southern Banc Company, Inc............................         200             2,660
 *Southern Energy Homes, Inc...........................      11,925            26,235
 *Southern Union Co....................................      62,671         1,059,140
 *Southwall Technologies, Inc..........................      11,000            87,450
 Southwest Bancorp, Inc................................       6,000           149,550
 *Southwest Bancorporation of Texas, Inc...............      41,200         1,370,106
 Southwest Gas Corp....................................      41,100           999,141
 Southwest Water Co....................................      12,731           235,333
 *Southwestern Energy Co...............................      32,000           449,280
 Sovereign Bancorp, Inc................................       9,360           144,893
 *#Spacehab, Inc.......................................      15,800            19,355
 *Spacelabs Medical, Inc...............................      15,300           217,107
 Span-American Medical System, Inc.....................       2,400            17,856
 *Spanish Broadcasting System, Inc.....................      42,200           610,634
 *SPAR Group, Inc......................................       1,500             3,563
 Spartan Motors, Inc...................................      15,200           199,880
 *Spartan Stores, Inc..................................       8,700            48,503
 Spartech Corp.........................................      33,600           850,080
 *Sparton Corp.........................................       7,200            63,720
 *Specialty Laboratories, Inc..........................      26,900           193,411
 *SpectraLink Corp.....................................      32,700           338,936
 *Spectranetics Corp...................................      34,202            86,702
 *Spectrian Corp.......................................      15,000           194,700
 *Spectrum Control, Inc................................      17,400           119,277
 *SpectRx, Inc.........................................       8,900            41,919
 *SpeechWorks International, Inc.......................      48,200           194,487
 *SpeedFam-IPEC, Inc...................................      46,652           204,103
 *Speedway Motorsports, Inc............................      42,800         1,168,012
 *Speizman Industries, Inc.............................       2,900             1,885
 *Spherion Corp........................................      70,000           772,100
 *#Spherix, Inc........................................      17,000            97,410
 *Sphinx International, Inc............................      10,550             7,385
 Spiegel, Inc. Class A Non-Voting......................      14,900            22,723
 *Spinnaker Exploration Co.............................      30,100         1,152,228
 *Spinnaker Industries, Inc............................       4,000                 0
 *Spire Corp...........................................       9,200            35,650
 *Sport Chalet, Inc....................................       2,700            24,921
                                                            SHARES             VALUE+
                                                            ------             ------
 *Sport Supply Group, Inc..............................      11,200    $       12,432
 *Sport-Haley, Inc.....................................       4,900            21,291
 *Sports Authority, Inc................................      41,400           532,818
 *Sports Club Co., Inc.................................      20,100            50,753
 *SportsLine.Com, Inc..................................      33,400            42,585
 *Sportsman's Guide, Inc...............................       5,100            40,749
 *SPS Technologies, Inc................................      16,500           604,065
 *SPSS, Inc............................................      21,029           336,569
 *SRI/Surgical Express, Inc............................       6,100            86,254
 *SRS Labs, Inc........................................      16,800            41,580
 *SS&C Technologies, Inc...............................      18,600           229,152
 *SSE Telecom, Inc.....................................       7,700                62
 *SSP Solutions, Inc...................................       2,200             2,596
 St. Francis Capital Corp..............................      13,200           312,510
 St. Mary Land & Exploration Co........................      43,600         1,017,842
 *Staar Surgical Co....................................      24,900           122,757
 Staff Leasing, Inc....................................      34,700           136,198
 *Stamps.com, Inc......................................       5,700            26,021
 *#Standard Automotive Corp............................       4,400                 4
 Standard Commercial Corp..............................      18,129           342,638
 *Standard Management Corp.............................      12,500            99,875
 *Standard Microsystems Corp...........................      25,300           576,714
 Standard Motor Products, Inc. Class A.................      12,400           203,236
 Standard Pacific Corp.................................      44,900         1,481,700
 Standard Register Co..................................      29,100           960,300
 Standex International Corp............................      17,300           447,032
 *Stanley Furniture, Inc...............................      11,000           352,550
 *Star Buffet, Inc.....................................       2,800             8,064
 *Star Multi Care Service, Inc.........................         454               297
 *Star Scientific, Inc.................................      22,200            31,080
 *STAR Telecommunications, Inc.........................       5,900                 6
 *Starcraft Corp.......................................       2,500            14,425
 *#StarMedia Network, Inc..............................      29,800             1,341
 *#Starmet Corp........................................      13,000                13
 Starrett (L.S.) Co. Class A...........................       6,700           151,755
 *Startec Global Communications Corp...................      17,700             1,062
 *StarTek, Inc.........................................      22,400           596,288
 State Auto Financial Corp.............................      51,300           834,395
 State Financial Services Corp. Class A................      11,100           167,333
 Staten Island Bancorp, Inc............................      75,700         1,548,065
 *#Station Casinos, Inc................................      58,250           969,863
 *Steak n Shake Co.....................................      45,218           676,009
 *Steel Dynamics, Inc..................................      63,200         1,126,540
 Steel Technologies, Inc...............................      14,500           161,313
 *SteelCloud Co........................................      11,600            40,716
 *Stein Mart, Inc......................................      57,800           657,475
 *Steinway Musical Instruments, Inc....................      11,600           256,940
 *Stellent, Inc........................................      27,600           154,146
 *Stemcells, Inc.......................................      27,300            49,413
 Stepan Co.............................................       8,400           225,960
 Stephan Co............................................       3,500            13,230
 *Stericycle, Inc......................................      22,200         1,530,246
 *Steris Corp..........................................      74,600         1,577,790
 Sterling Bancorp......................................      13,068           450,846
 Sterling Bancshares...................................      62,850           909,754
 *Sterling Financial Corp..............................      15,972           365,360
 Stewart & Stevenson Services, Inc.....................      37,000           622,155
 *Stewart Enterprises, Inc.............................     145,000           870,725
 *Stewart Information Services Corp....................      20,000           397,000
 Stifel Financial Corp.................................      11,400           153,900

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Stillwater Mining Co.................................      50,900    $      900,930
 *STM Wireless, Inc. Class A...........................      11,400            13,965
 *Stockwalk.com Group, Inc.............................       4,835                27
 *Stone & Webster, Inc.................................      14,200             8,236
 *Stone Energy Corp....................................      32,863         1,352,312
 *Stoneridge, Inc......................................      28,900           455,175
 *#Storage Computer Corp...............................      23,000           137,540
 *Storage Engine, Inc..................................         283               321
 *StorageNetworks, Inc.................................      60,800           107,008
 *Stratasys, Inc.......................................       6,100            39,711
 *Strategic Diagnostics, Inc...........................      26,500           121,900
 *Strategic Distribution, Inc..........................       4,029            50,423
 *Stratesec, Inc.......................................       8,000             2,720
 *Stratos Lightwave, Inc...............................      87,294           180,699
 *Strattec Security Corp...............................       6,500           339,723
 *Stratus Properties, Inc..............................       8,550            76,907
 Strayer Ed, Inc.......................................      25,600         1,512,320
 Stride Rite Corp......................................      65,200           515,080
 *Strouds, Inc.........................................       7,200                16
 *Student Advantage, Inc...............................      15,700             3,062
 Sturm Ruger & Co., Inc................................      41,000           568,260
 *#Styleclick, Inc. Class A............................      12,700             2,794
 *Suburban Lodges of America, Inc. Escrow Shares.......      18,500                 0
 Suffolk Bancorp.......................................       8,600           271,072
 *Summa Industries, Inc................................       6,000            59,160
 Summit Bancshares, Inc................................       2,000            49,210
 Summit Bank Corp......................................         840            14,490
 *Sun Bancorp, Inc.....................................      17,926           259,927
 Sun Hydraulics, Inc...................................       4,900            39,813
 *Sunair Electronics, Inc..............................       3,000             7,200
 *Sundance Homes, Inc..................................       3,000                75
 *Sunland Entertainment Co., Inc.......................       5,400               540
 *SunLink Health Systems, Inc..........................       1,048             4,192
 *#Sunrise Assisted Living, Inc........................      30,365           886,962
 *Sunrise Telecom, Inc.................................       3,600             7,902
 *Suntron Corp.........................................       5,265            43,700
 *#Superconductor Technologies, Inc....................      27,200           104,856
 *Supergen, Inc........................................      48,100           284,031
 *Superior Consultant Holdings Corp....................      13,600            74,052
 *Superior Energy Services, Inc........................      91,200           959,424
 Superior Industries International, Inc................      27,700         1,267,552
 *#Superior Telecom, Inc...............................      33,200            22,908
 Superior Uniform Group, Inc...........................      10,000           112,500
 *Supertex, Inc........................................      26,500           468,123
 *SupportSoft, Inc.....................................      16,400            47,806
 *Supreme Industries, Inc..............................      13,471            83,520
 *SurModics, Inc.......................................      20,300           689,693
 Susquehanna Bancshares, Inc...........................      56,600         1,356,985
 *#SVI Solutions, Inc..................................      27,900            16,740
 *Swift Energy Corp....................................      34,700           509,049
 *Swisher International, Inc...........................         700               298
 *Swiss Army Brands, Inc...............................      10,600            66,356
 *Switchboard, Inc.....................................      10,600            61,268
 SWS Group, Inc........................................      27,918           576,786
 *Sybase, Inc..........................................      10,100           135,138
 *Sycamore Networks, Inc...............................      40,100           144,160
 *Sykes Enterprises, Inc...............................      46,400           439,408
 *Sylvan Learning Systems, Inc.........................      49,700         1,366,999
 *Sylvan, Inc..........................................       7,300            93,039
 *Symmetricom, Inc.....................................      37,250           182,525
 *Symphonix Devices, Inc...............................      10,100             6,363
                                                            SHARES             VALUE+
                                                            ------             ------
 *Syms Corp............................................      19,800    $      116,226
 *Symyx Technologies...................................      37,700           612,625
 Synalloy Corp.........................................       9,100            40,768
 *Synaptic Pharmaceutical Corp.........................      17,400           103,965
 *Synbiotics Corp......................................      12,100             2,118
 *Syncor International Corp............................      30,700           952,775
 *Synovis Life Technologies, Inc.......................      12,600           109,620
 *Syntel, Inc..........................................      49,000           733,530
 *Syntellect, Inc......................................      19,000            13,205
 *Synthetech, Inc......................................      21,800            34,117
 *Syntroleum Corp......................................      46,900           200,498
 *Sypris Solutions, Inc................................       2,250            41,906
 *System Software Associates, Inc......................      10,700                27
 *Systemax, Inc........................................      43,700           133,285
 *Systems & Computer Technology Corp...................      56,500           812,470
 *T/R Systems, Inc.....................................       2,200             4,070
 *T-3 Energy Services, Inc.............................       1,250            11,356
 *Tab Products Co......................................       7,200            38,880
 *Tag-It Pacific, Inc..................................      11,400            47,595
 *Taitron Components, Inc..............................       6,800            10,506
 *#Take Two Interactive Software.......................      46,100         1,185,001
 TALX Corp.............................................      16,738           309,486
 *Tandy Brand Accessories, Inc.........................       7,500            93,900
 *Tandy Crafts, Inc....................................      14,400               288
 *Tanning Technology Corp..............................      19,400            23,668
 *Tanox, Inc...........................................      54,100           643,249
 *Tarantella, Inc......................................      19,900            11,642
 *Targeted Genetics Corp...............................      55,500            74,648
 *Tarrant Apparel Group................................      19,600           109,466
 Tasty Baking Co.......................................      12,600           200,088
 TB Woods Corp.........................................       5,800            49,039
 *TBA Entertainment Corp...............................      12,800            38,400
 *TBC Corp.............................................      25,650           402,064
 *TCSI Corp............................................      22,300            13,938
 *TEAM America, Inc....................................       2,800             7,882
 *Team Communications Group, Inc.......................       5,800               116
 *Team, Inc............................................       7,600            70,300
 *TeamStaff, Inc.......................................      19,800           127,215
 Tech/Ops Sevcon, Inc..................................       4,000            35,000
 *Techdyne, Inc........................................       7,100             9,585
 Teche Holding Co......................................         700            17,675
 *Techne Corp..........................................      49,800         1,558,989
 *Technical Communications Corp........................         400               328
 *Technisource, Inc....................................      12,300            33,579
 Technitrol, Inc.......................................      49,000         1,266,650
 Technology Research Corp..............................       7,000            13,230
 *Technology Solutions Corp............................      62,100            97,808
 *TechTeam Global, Inc.................................      20,500           167,075
 Tecumseh Products Co. Class A.........................      12,300           572,012
 *Tegal Corp...........................................      20,000            21,900
 *Tejon Ranch Co.......................................      13,900           419,085
 *Tekelec..............................................      75,200           799,752
 *Teletech Holdings, Inc...............................      96,400         1,139,930
 *Teletouch Communications, Inc........................       3,400             1,530
 *Telik, Inc...........................................      30,800           365,596
 *Telscape International, Inc..........................      22,000                50
 *Telular Corp.........................................      16,500            93,803
 *Temtex Industries, Inc...............................       2,000               930
 *TenFold Corp.........................................       4,500             2,070
 *Tengasco, Inc........................................       1,600             5,760
 Tennant Co............................................      10,800           429,300

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tenneco Automotive, Inc..............................      51,000    $      314,670
 *Terayon Communication Systems, Inc...................      87,000           247,950
 *Terex Corp...........................................      53,348         1,355,039
 *Terra Industries, Inc................................     106,800           217,872
 *Tesoro Petroleum Corp................................      73,700           519,585
 *Tessco Technologies, Inc.............................       7,200            96,372
 *#Tetra Tech, Inc.....................................      64,926           935,259
 *Tetra Technologies, Inc..............................      17,600           434,720
 *Texas Biotechnology Corp.............................      63,700           288,497
 Texas Industries, Inc.................................      29,600         1,116,216
 Texas Regional Banchshares, Inc. Class A..............      22,330         1,050,515
 TF Financial Corp.....................................       2,600            61,932
 *TFC Enterprises, Inc.................................      11,400            18,924
 *Thackeray Corp.......................................       4,100             7,749
 *The Medicines Co.....................................      39,300           355,076
 *Theragenics Corp.....................................      43,400           371,070
 *Therma-Wave, Inc.....................................      30,300           314,363
 *Thermwood Corp.......................................         200               250
 *TheStreet.com, Inc...................................      28,200            76,845
 *Third Wave Technologies..............................      37,600           104,716
 Thistle Group Holdings Co.............................       7,100            89,105
 Thomas & Betts Corp...................................      69,800         1,523,036
 *Thomas Group, Inc....................................       6,000             2,550
 Thomas Industries, Inc................................      17,450           503,433
 *Thomaston Mills, Inc.................................       1,900                 3
 Thor Industries, Inc..................................      16,900         1,174,550
 *Thoratec Laboratories Corp...........................      75,943           722,977
 *T-HQ, Inc............................................      44,400         1,421,244
 Three Rivers Bancorp, Inc.............................       7,300           130,889
 *Three-Five Systems, Inc..............................      25,799           309,588
 *Tickets.com, Inc.....................................       3,400             6,868
 *#Tidel Technologies, Inc.............................      10,500             4,043
 *Tier Technologies, Inc. Class B......................      20,400           340,476
 *TII Network Technologies, Inc........................      11,260             5,236
 Timberland Bancorp, Inc...............................       6,600           113,421
 Timberline Software Corp..............................      23,200           143,144
 *#Timco Aviation Services, Inc........................       1,744             3,253
 Timken Co.............................................      61,900         1,386,560
 *Tipperary Corp.......................................      17,900            33,115
 *Titan Corp...........................................      17,499           376,229
 Titan International, Inc..............................      21,500           109,650
 *Titan Pharmaceuticals, Inc...........................      35,300           139,435
 *Titanium Metals Corp.................................      46,600           182,206
 *#TiVo, Inc...........................................      59,300           258,548
 *TLC Vision Corp......................................      33,060           101,494
 *TMBR/Sharp Drilling, Inc.............................       6,200            91,915
 *T-Netix, Inc.........................................      17,300            66,692
 *Todd Shipyards Corp..................................       6,800            95,880
 *Toddhunter International, Inc........................       4,600            52,440
 *Tofutti Brands, Inc..................................       6,900            21,390
 *Tollgrade Communications, Inc........................      16,000           309,360
 Tompkins County Trustco, Inc..........................         330            13,035
 *Topps, Inc...........................................      63,500           642,303
 *Toreador Resources Corp..............................       4,900            20,678
 Toro Co...............................................      17,900         1,030,503
 *Total Entertainment Restaurant Corp..................      12,800           171,776
 *Touch America Holdings, Inc..........................     128,900           382,833
 *Tower Air, Inc.......................................      13,300               466
 *Tower Automotive, Inc................................      66,400           853,240
 *Toymax International, Inc............................      11,100            49,118
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Track Data Corp.....................................      65,500    $       78,273
 *Track 'n Trail, Inc..................................       4,900                15
 *Tractor Supply Co....................................      12,500           696,625
 *Tradestation Group, Inc..............................      32,100            39,965
 *Traffix, Inc.........................................      22,200           135,087
 *Trailer Bridge, Inc..................................       9,800            27,783
 *Trammell Crow Co.....................................      45,300           611,550
 *Trans World Entertainment Corp.......................      72,700           518,715
 *Transact Technologies, Inc...........................       8,900            50,063
 *Transaction Systems Architects, Inc..................      44,100           487,746
 *#Transcrypt International, Inc.......................       7,800             7,137
 *Transgenomic, Inc....................................       6,100            30,165
 *Transkaryotic Therapies, Inc.........................      38,500         1,455,493
 *Transmation, Inc.....................................       6,700             6,700
 *Transmeta Corp.......................................      28,700            68,019
 *Transmontaigne Oil Co................................      41,200           195,700
 *Transport Corp. of America...........................       5,200            36,530
 *Transport Industries, Inc............................       1,400             5,012
 *Transportation Components, Inc.......................      21,000                53
 *Transpro, Inc........................................       6,700            40,267
 *Transtechnology Corp.................................       6,300            68,355
 *TransTexas Gas Corp. Class A.........................         236               207
 *Transwitch Corp......................................      91,400           113,793
 *Transworld Healthcare, Inc...........................      19,300           115,800
 *Travis Boats & Motors, Inc...........................       3,300             5,792
 *TRC Companies, Inc...................................      14,800           408,480
 Tredegar Industries, Inc..............................      47,000         1,085,700
 Tremont Corp..........................................       5,100           150,705
 *Trend-Lines, Inc. Class A............................       2,100                33
 *#Trendwest Resorts, Inc..............................      51,900         1,230,290
 Trenwick Group, Ltd...................................      23,975           191,081
 *#Trex Co., Inc.......................................      17,000           470,900
 *Triad Guaranty, Inc..................................      17,000           805,460
 *Triangle Pharmaceuticals, Inc........................      93,200           298,706
 *Triarc Companies, Inc. Class A.......................      30,600           840,276
 Trico Bancshares......................................       4,950           130,309
 *Trico Marine Services, Inc...........................      54,700           451,002
 *Trident Microsystems, Inc............................      22,100           161,883
 *Trimble Navigation, Ltd..............................      34,600           622,800
 *#Trimedyne, Inc......................................       5,400             2,700
 *#Trimeris, Inc.......................................      23,400         1,140,750
 Trinity Industries, Inc...............................      57,400         1,076,250
 *Trio-Tech International..............................         400             1,210
 *TriPath Imaging, Inc.................................      46,852           177,803
 *#Tripath Technology, Inc.............................       3,098             3,471
 *Tripos, Inc..........................................      10,200           228,021
 *Triquint Semiconductor, Inc..........................      19,141           172,365
 *#Tristar Corp........................................       1,000               165
 *Triton PCS Holdings, Inc.............................      65,200           665,040
 *Triumph Group........................................      16,700           741,480
 *TriZetto Group, Inc..................................      58,000           573,330
 *TRM Copy Centers Corp................................       8,100             9,720
 *Tropical Sportswear International Corp...............       9,300           240,359
 *Trover Solutions, Inc................................      14,600            77,745
 *Troy Financial Corp..................................         315             8,222
 *Troy Group, Inc......................................      13,100            54,300
 *Trump Hotels & Casino Resorts, Inc...................      31,000            78,430
 Trust Co. of New Jersey...............................      31,400           738,999
 Trustco Bank Corp.....................................      85,752         1,101,913
 *TSR, Inc.............................................       6,400            36,000
 *TTM Technologies, Inc................................      55,800           446,958

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tucows, Inc..........................................       8,500    $        4,463
 *Tuesday Morning Corp.................................      50,000         1,391,500
 *Tufco Technologies, Inc..............................       4,500            27,405
 *#Tularik, Inc........................................      61,600           573,804
 *Tumbleweed Communications Corp.......................      38,195            81,164
 Tupperware Corp.......................................      60,000         1,327,800
 *#TurboChef Technologies, Inc.........................      20,500            59,860
 *Turnstone Systems, Inc...............................      80,700           313,923
 *Tut Systems, Inc.....................................      18,700            31,416
 *Tvia, Inc............................................       6,900             8,832
 *Tweeter Home Entertainment Group, Inc................      29,200           494,356
 Twin Disc, Inc........................................       3,600            52,380
 *Twinlab Corp.........................................      37,800            27,594
 *Tyler Technologies, Inc..............................      59,200           311,392
 *#U.S. Aggregates, Inc................................       9,700               209
 *U.S. Concrete, Inc...................................      22,800           129,048
 U.S. Freightways Corp.................................      33,600         1,175,160
 *U.S. Home & Garden, Inc..............................      23,700            13,746
 *U.S. Industries, Inc.................................      94,500           379,890
 *U.S. Interactive, Inc................................      38,700               174
 *U.S. Laboratories, Inc...............................       5,800            76,328
 *U.S. Physical Therapy, Inc...........................      12,650           228,839
 *#U.S. Plastic Lumber Corp............................      14,800             4,736
 *U.S. Vision, Inc.....................................       7,700            29,530
 #UAL Corp.............................................      66,600           811,854
 *Ubics, Inc...........................................       8,000             5,640
 *UbiquiTel, Inc.......................................      50,200            81,073
 UCBH Holdings, Inc....................................      24,300           957,056
 *UFP Technologies, Inc................................       3,800             5,472
 UGI Corp..............................................      36,300         1,125,300
 *UICI.................................................      59,100         1,043,706
 UIL Holdings Corp.....................................      15,600           862,680
 *Ulticom, Inc.........................................      48,300           334,961
 *Ultimate Electronics, Inc............................      15,900           483,281
 *Ultimate Software Group, Inc.........................      22,500            72,563
 *Ultradata Systems, Inc...............................       2,000               450
 *Ultrak, Inc..........................................      18,700            29,453
 *Ultralife Batteries, Inc.............................      17,700            53,631
 *Ultratech Stepper, Inc...............................      33,800           542,490
 UMB Financial Corp....................................      26,465         1,255,897
 Umpqua Holdings Corp..................................      19,582           330,740
 *#Unapix Entertainment, Inc...........................       6,100                34
 Unico American Corp...................................       7,200            44,316
 *Unidigital, Inc......................................       6,100                34
 *Unifab International, Inc............................       2,200               803
 *Unifi, Inc...........................................      88,900           883,666
 Unifirst Corp.........................................      13,150           327,435
 *Unify Corp...........................................      25,700            21,588
 *Unimark Group, Inc...................................      10,100             5,757
 *Uni-Marts, Inc.......................................       6,500            19,175
 *Union Acceptance Corp. Class A.......................       5,200            35,698
 Union Community Bancorp...............................       2,300            34,535
 *Uniroyal Technology Corp.............................      14,400             7,344
 Unisource Energy Corp.................................      51,280           997,909
 *Unit Corp............................................      56,100         1,046,826
 *United Auto Group, Inc...............................      40,200         1,058,868
 United Bankshares, Inc. WV............................      42,200         1,257,982
 United Community Financial Corp.......................      42,800           362,944
 United Financial Corp.................................         400             9,188
 United Fire Casualty Co...............................       6,200           209,033
 United Guardian, Inc..................................       1,900            11,495
                                                            SHARES             VALUE+
                                                            ------             ------
 United Industrial Corp................................      19,800    $      498,960
 United National Bancorp...............................      18,400           422,096
 *United Natural Foods, Inc............................      29,200           664,738
 *United Online, Inc...................................      45,002           492,097
 United Parcel, Inc. -- Restricted Escrow..............      10,700             9,831
 *United Retail Group, Inc.............................      18,600           165,075
 *United Road Services, Inc............................         720               328
 *United States Energy Corp............................      11,500            37,663
 *United Stationers, Inc...............................      37,200         1,415,646
 *United Therapeutics Corp.............................      25,300           387,596
 *UnitedGlobalCom, Inc.................................      95,000           438,425
 Unitil Corp...........................................       6,100           191,540
 *Unity Bancorp, Inc...................................       6,200            44,423
 *Universal Access Global Holdings, Inc................      76,100            28,538
 *Universal American Financial Corp....................      50,200           361,691
 Universal Corp........................................      34,700         1,408,820
 *Universal Display Corp...............................      22,200           235,986
 *Universal Electronics, Inc...........................      24,100           410,544
 Universal Forest Products, Inc........................      24,000           592,200
 *Universal Stainless & Alloy Products, Inc............       7,600           119,548
 Unizan Financial Corp.................................      14,834           303,355
 *Unova, Inc...........................................     103,500           706,905
 *UQM Technologies, Inc................................      24,200            94,380
 *Urban Outfitters, Inc................................      34,200         1,013,688
 *Urologix, Inc........................................      16,700           259,852
 *Uromed Corp. New.....................................       4,720                42
 *URS Corp.............................................      22,500           664,200
 *Ursus Telecom Corp...................................       8,500                 9
 *#US LEC Corp.........................................      16,700            42,919
 *US Liquids, Inc......................................      25,300            64,515
 *US Oncology, Inc.....................................     116,782         1,011,916
 *US Unwired, Inc......................................      10,000            56,450
 *US Xpress Enterprises, Inc. Class A..................      20,523           230,371
 *USA Truck, Inc.......................................      10,200           126,225
 *USABancShares.com, Inc...............................       5,300             2,624
 *#USAir Group, Inc....................................      85,100           259,555
 *USANA, Inc...........................................      14,000            77,350
 USB Holding Co., Inc..................................      16,285           253,232
 *USDATA Corp..........................................       3,420             4,241
 Usec, Inc.............................................      95,900           718,291
 *#USG Corp............................................      33,900           209,502
 *Utah Medical, Inc....................................       6,300            96,957
 *V.I. Technologies, Inc...............................      32,600            98,452
 *#VA Software Corp....................................      46,400            41,064
 Vail Banks Inc........................................       1,300            16,153
 *Vail Resorts, Inc....................................      29,500           542,210
 *Valence Technology, Inc..............................      54,700           111,862
 *#Valentis, Inc.......................................      43,566            73,409
 *Valley National Gases, Inc...........................       4,200            30,030
 Valmont Industries, Inc...............................      31,600           596,292
 *Value City Department Stores, Inc....................      49,000           180,810
 Value Line, Inc.......................................      10,900           498,675
 *ValueClick, Inc......................................      22,300            72,141
 *Valuevision International, Inc. Class A..............      45,400           984,272
 *Vans, Inc............................................      23,000           224,595
 *#Vari L Co., Inc.....................................       7,500             7,875
 *Variagenics, Inc.....................................       8,400            12,390
 *Variflex, Inc........................................       5,100            22,823
 *Vari-Lite International, Inc.........................       4,800             7,320

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Varsity Brands, Inc..................................       9,255    $       40,722
 *Vascular Solutions, Inc..............................       2,200             4,169
 *Vastera, Inc.........................................      27,500           168,025
 *#Vaxgen, Inc.........................................      16,600           116,532
 #Vector Group, Ltd....................................      41,600           847,808
 Vectren Corp..........................................      26,766           674,771
 *Veeco Instruments, Inc...............................      36,300         1,057,964
 *Ventana Medical Systems, Inc.........................      22,400           506,576
 *Venture Catalyst, Inc................................       8,000             2,840
 *Veramark Technologies, Inc...........................      10,400             8,684
 *Verdant Brands, Inc..................................       4,517                29
 *Verilink Corp........................................      20,700             5,279
 *#Veritas DGC, Inc....................................      40,600           613,060
 *Verity, Inc..........................................      44,600           413,442
 *Vermont Pure Holdings, Ltd...........................      17,300            82,002
 *Versant Object Technology Corp.......................       6,500             6,208
 *Versar, Inc..........................................       7,600            26,980
 *Versicor, Inc........................................      26,900           325,221
 *Verso Technologies, Inc..............................      12,096             9,737
 *Vertel Corp..........................................      26,500             3,843
 *Verticalbuyer Inc....................................         920                 4
 Vesta Insurance Group, Inc............................      45,100           191,675
 *Vestcom International, Inc...........................      11,700            45,630
 *VIA NET.WORKS, Inc...................................       3,700             2,350
 *#viaLink Co..........................................       2,000               222
 *Vialta, Inc..........................................      63,756            35,703
 *Viant Corp...........................................      38,500            50,435
 *Viasat, Inc..........................................      33,500           315,905
 *VIB Corp.............................................       8,920           111,198
 *Vical, Inc...........................................      31,700           232,044
 *Vicon Industries, Inc................................       6,400            22,720
 *Vicor Corp...........................................      38,100           383,096
 *Video Display Corp...................................       3,600            25,740
 *Viewpoint Corp.......................................      49,800           284,358
 *Vignette Corp........................................     118,900           250,285
 *#Viisage Technology, Inc.............................      23,600           121,068
 Vintage Petroleum, Inc................................      77,900           907,535
 *Vion Pharmaceuticals, Inc............................      34,600            23,182
 *Virage Logic Corp....................................      21,100           267,654
 *Virage, Inc..........................................      12,600            17,577
 *Virbac Corp..........................................      25,400           166,751
 Virco Manufacturing Corp..............................      15,763           235,657
 *Virologic, Inc.......................................      29,700            83,309
 *ViroPharma, Inc......................................      27,300            44,636
 *Virtualfund.Com, Inc.................................      22,400             1,008
 *#Vision Sciences, Inc................................       5,100             6,860
 *#Visionics Corp......................................      30,200           315,439
 *Vista Medical Technologies, Inc......................       7,500            30,075
 *#Visual Data Corp....................................       1,000               345
 *Visual Networks, Inc.................................      38,200            52,143
 *Visx, Inc. DE........................................      71,400           974,610
 Vital Signs, Inc......................................      19,500           774,345
 *VitalWorks, Inc......................................      49,300           425,213
 *#Vitech America, Inc.................................      20,350                61
 *Vitesse Semiconductor, Inc...........................      10,000            50,250
 *Vitria Technology, Inc...............................     150,100           183,873
 *Vivus, Inc...........................................      50,200           388,046
 *Vixel Corp...........................................      23,400            75,816
 *Vlasic Foods International, Inc......................      50,100                88
 *Vodavi Technology, Inc...............................       4,300             8,944
 *Volt Information Sciences, Inc.......................      22,800           490,428
 *V-ONE Corp...........................................      19,400            11,155
                                                            SHARES             VALUE+
                                                            ------             ------
 Vulcan International Corp.............................         700    $       29,663
 W.P. Carey & Co. LLC..................................      42,800           996,384
 Wabash National Corp..................................      36,800           351,440
 Wabtec Corp...........................................      53,200           728,840
 *Wackenhut Corrections Corp...........................      30,100           451,500
 *Walker Interactive Systems, Inc......................      21,900            35,259
 *Wall Street Deli, Inc................................       1,500                 2
 Wallace Computer Services, Inc........................      58,500         1,254,240
 Walter Industries, Inc................................      73,200         1,049,688
 *#Warnaco Group, Inc..................................       2,900               123
 Warren Bancorp, Inc...................................       9,500           109,630
 Warwick Community Bancorp, Inc........................       5,300           148,745
 Washington Banking Co.................................       3,700            60,865
 Washington Savings Bank FSB...........................       1,600            14,480
 Washington Trust Bancorp, Inc.........................      12,200           244,793
 *Waste Connections, Inc...............................      46,300         1,573,274
 *Waste Holdings, Inc..................................      17,100           127,823
 *WatchGuard Technologoes, Inc.........................      40,200           203,814
 *Waterlink, Inc.......................................      24,300             2,248
 Waters Instruments, Inc...............................         200             2,430
 Watsco, Inc. Class A..................................      49,100           844,520
 Watsco, Inc. Class B..................................       1,350            23,625
 Watts Industries, Inc. Class A........................      23,900           445,735
 Wausau-Mosinee Paper Corp.............................      86,700         1,160,046
 Waypoint Financial Corp...............................      46,982           873,395
 WD-40 Co..............................................      21,600           612,252
 *Webb Interactive Services, Inc.......................       5,300             3,061
 *Webco Industries, Inc................................       6,000            29,700
 *#WebEx Communications, Inc...........................      50,300           701,937
 *Webhire, Inc.........................................       4,980             3,436
 *#WebLink Wireless, Inc...............................      54,300               489
 *WebMD Corp...........................................       1,577            10,290
 *webMethods, Inc......................................      63,000           571,095
 *Websense, Inc........................................      26,200           774,341
 Weider Nutrition International, Inc...................      15,700            30,615
 Wellco Enterprises, Inc...............................       1,000            14,700
 Wellman, Inc..........................................      47,600           785,400
 *Wells-Gardner Electronics Corp.......................       6,835            16,062
 Werner Enterprises, Inc...............................      79,800         1,480,290
 Wesbanco, Inc.........................................      31,140           729,455
 West Coast Bancorp....................................      23,709           358,717
 *West Marine, Inc.....................................      23,500           411,838
 West Pharmaceutical Services, Inc.....................      20,900           597,322
 *Westaff, Inc.........................................      17,900            44,840
 Westamerica Bancorporation............................       2,300           102,327
 Westbank Corp.........................................       4,300            57,319
 *Westcoast Hospitality Corp...........................      15,000           110,850
 Westcorp, Inc.........................................      46,140         1,419,728
 *Westell Technologies, Inc............................      68,260            94,881
 *Western Digital Corp.................................     236,800         1,089,280
 Western Gas Resources, Inc............................      39,200         1,452,752
 Western Ohio Financial Corp...........................         900            18,383
 *#Western Power & Equipment Corp......................       3,373               944
 Western Resources, Inc................................      84,100         1,423,813
 *Western Wireless Corp................................      84,900           280,170
 *#Westpoint Stevens, Inc..............................      62,100           310,500
 *Westport Resources Corp..............................      18,768           324,123
 *Wet Seal, Inc. Class A...............................      29,775           694,204
 *WFS Financial, Inc...................................      43,900         1,318,098
 WGL Holdings, Inc.....................................      14,000           372,820
 *W-H Energy Services, Inc.............................      32,300           736,602
 *White Electronics Designs Corp.......................      25,500           177,098

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Whitehall Jewelers, Inc..............................      25,650    $      549,167
 *Whitman Education Group, Inc.........................      13,100            79,124
 Whitney Holdings Corp.................................      22,800           812,478
 *#WHX Corp............................................      18,800            13,348
 *Wickes Lumber Co.....................................      10,600            15,953
 *Wild Oats Markets, Inc...............................      37,850           555,449
 Wiley (John) & Sons, Inc. Class A.....................       2,600            66,976
 *William Lyon Homes, Inc..............................      29,100           772,605
 *Williams Clayton Energy, Inc.........................      15,300           190,409
 *Williams Controls, Inc...............................      14,700             6,542
 *Williams Industries, Inc.............................       1,200             6,474
 *Willis Lease Finance Corp............................       7,900            36,696
 *Wilshire Financial Services Group, Inc...............         137               473
 *Wilshire Oil Co. of Texas............................       7,107            33,403
 *Wilson Greatbatch Technologies, Inc..................      24,400           630,252
 *Wilsons The Leather Experts, Inc.....................      25,100           373,865
 *Wind River Systems, Inc..............................      98,200           659,413
 *Wink Communications, Inc.............................      33,200            68,890
 *Winmark Corp.........................................       3,800            42,655
 Winnebago Industries, Inc.............................      33,500         1,487,400
 Wintrust Financial Corp...............................       9,850           283,729
 *Wire One Technologies, Inc...........................      32,450            90,049
 *Wireless Facilities, Inc.............................      59,500           285,600
 Wireless Telecom Group, Inc...........................      24,100            58,322
 *Wireless WebConnect!, Inc............................       8,900               289
 *Wireless Xcessories Group............................       6,600             1,254
 *Wiser Oil Co.........................................      12,500            57,500
 *Witness Systems, Inc.................................      28,300           176,026
 *WJ Communications, Inc...............................      61,300           103,597
 *WMS Industries, Inc..................................      49,700           696,297
 Wolohan Lumber Co.....................................       1,600            38,400
 *Wolverine Tube, Inc..................................      15,900           134,355
 Wolverine World Wide, Inc.............................      61,200         1,081,404
 *Women First HealthCare, Inc..........................      28,500           214,463
 Woodhead Industries, Inc..............................      17,100           277,277
 Woodward Governor Co..................................      16,900         1,019,577
 *Workflow Management, Inc.............................      20,600            70,555
 *Workgroup Technology Corp............................       2,000             2,180
 *World Acceptance Corp................................      24,700           204,269
 *#World Access, Inc...................................      73,372               257
 World Fuel Services Corp..............................      13,300           266,000
 *World Wrestling Federation Entertainment, Inc........      18,900           276,885
 WorldCom, Inc.........................................          72               203
 *WorldGate Communications, Inc........................      31,600            50,718
 *WorldQuest Networks, Inc.............................       1,500             4,125
 *Worldwide Restaurant Concepts, Inc...................      35,500           100,820
 Worthington Industries, Inc...........................     102,500         1,563,125
 WPS Resources Corp....................................      35,100         1,441,908
 *WR Grace & Co........................................     137,700           373,167
 *WSI Industries, Inc..................................       2,000             2,650
 *Wyndham International, Inc...........................      10,900            12,535
 *Xanser Corp..........................................      47,400            95,748
 *Xeta Corp............................................      12,600            54,495
 *Xetel Corp...........................................      12,400             3,720
 *Xicor, Inc...........................................      29,600           221,408
                                                            SHARES             VALUE+
                                                            ------             ------
 *#XM Satellite Radio Holdings, Inc....................     101,800    $      883,624
 X-Rite, Inc...........................................      27,900           210,227
 *#Xybernaut Corp......................................      33,300            30,470
 *Yankee Candle Co., Inc...............................      67,900         1,493,800
 Yardville National Bancorp............................       8,700           165,170
 *Yellow Corp..........................................      35,300           970,750
 York International Corp...............................      25,100           889,795
 *Young Broadcasting, Inc. Class A.....................      23,400           472,797
 *Youthstream Media Networks, Inc......................       8,200             1,435
 *Zale Corp............................................      25,100         1,076,288
 *Zamba Corp...........................................      35,200             8,800
 *Zany Brainy, Inc.....................................      11,960               269
 *#Zap.com Corp........................................         334                45
 *Zapata Corp..........................................       3,340            97,194
 Zenith National Insurance Corp........................      22,100           701,012
 *Zevex International, Inc.............................       4,800            15,048
 *Zila, Inc............................................      40,157            84,530
 *#ZixIt Corp..........................................      25,800           114,810
 *Zoll Medical Corp....................................      13,200           467,742
 *Zoltek Companies, Inc................................      25,000            90,750
 *Zomax, Inc...........................................      41,200           195,906
 *#Zonagen, Inc........................................      13,600            21,896
 *Zones, Inc...........................................      21,400            24,396
 *Zoran Corp...........................................      34,050           825,883
 *Zygo Corp............................................      21,700           286,874
 *Zymetx, Inc..........................................       8,600               452
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,155,242,030)................................                 1,195,024,439
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525                 0
 *Anacomp, Inc. Warrants Expiring 12/10/06.............       1,139               342
 *Antigenics, Inc. Contingent Value Rights.............      36,700                 0
 *Aura Systems Warrants 05/31/05.......................       1,262                 0
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................       9,947            61,174
 *Corel Corp. Escrow Rights............................      14,700            14,994
 *Imperial Credit Industries, Inc. Warrants 01/31/08...          22                 0
 *#Imperial Sugar Co. Warrants 08/29/08................         498               448
 *#Magnum Hunter Resources Warrants 03/21/05...........       7,200                 0
 *Orbital Science Corp. Warrants 08/31/04..............         152               667
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504                53
 *#Timco Aviation Services Warrants 12/31/07...........       3,486                 0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,108)......................................                        77,678
                                                                       --------------

THE U.S. SMALL CAP SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
  06/03/02 (Collateralized by U.S. Treasury Bills
  1.68%, 06/27/02, valued at $11,987,996) to be
  repurchased at $11,811,644
  (Cost $11,810,000)...................................    $ 11,810    $   11,810,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,167,496,138)++....................................                $1,206,912,117
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,169,542,411.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
UNITED KINGDOM -- (22.9%)
COMMON STOCKS -- (22.8%)
 3I Group P.L.C........................................       98,697   $    1,093,215
 *AWG P.L.C............................................      151,281        1,217,455
 Abbey National P.L.C..................................      193,192        2,922,910
 Aggregate Industries P.L.C............................    1,377,058        1,974,623
 Alliance & Leicester P.L.C............................      348,000        4,455,465
 Allied Domecq P.L.C...................................      749,994        5,127,585
 Antofagasta Holdings P.L.C............................      256,000        2,198,790
 Arriva P.L.C..........................................      180,600          901,110
 Associated British Foods P.L.C........................      805,096        7,374,418
 Associated British Ports Holdings P.L.C...............      375,400        2,515,739
 BAA P.L.C.............................................    1,159,709       10,435,900
 BAE Systems P.L.C.....................................      154,500          868,091
 BG Group P.L.C........................................    2,666,548       11,578,330
 BOC Group P.L.C.......................................      153,883        2,400,234
 BPB P.L.C.............................................      458,500        2,542,637
 *BT Group P.L.C.......................................      258,500        1,060,015
 Barratt Developments P.L.C............................      253,000        1,702,880
 Bellway P.L.C.........................................       38,000          279,399
 Berkeley Group P.L.C..................................      138,452        1,549,767
 Bodycote International P.L.C..........................      276,890          867,015
 Britannic P.L.C.......................................      212,200        2,215,364
 #*British Airways P.L.C...............................    1,102,331        3,274,265
 *British Energy P.L.C.................................      218,000          547,847
 British Land Co. P.L.C................................      544,028        4,855,756
 Brixton Estate P.L.C..................................      235,685          884,556
 CGU P.L.C.............................................    2,066,834       19,324,676
 Cable and Wireless P.L.C..............................      423,658        1,301,789
 *Canary Wharf Group P.L.C.............................      468,000        3,288,660
 *Carphone Warehouse Group P.L.C.......................      298,000          327,027
 Chelsfield P.L.C......................................      281,789        1,467,844
 #*Colt Telecom Group PLC..............................      886,000          635,237
 Cookson Group P.L.C...................................      785,120          964,986
 *Corus Group P.L.C....................................    3,256,227        4,192,790
 Debenhams P.L.C.......................................      322,324        1,660,126
 *Dimension Data Holdings P.L.C........................      615,000          521,926
 *Galen Holdings P.L.C.................................       63,000          477,964
 Granada Compass P.L.C.................................      264,000          508,933
 Great Portland Estates P.L.C..........................      118,365          495,331
 Great Universal Stores P.L.C..........................      403,877        3,829,393
 Greene King P.L.C.....................................       26,000          299,401
 HBOS P.L.C............................................      133,218        1,612,034
 Hammerson P.L.C.......................................      305,500        2,809,456
 Hanson P.L.C..........................................      702,123        5,321,680
 Hilton Group P.L.C....................................    1,326,517        4,765,079
 IMI P.L.C.............................................       24,000          112,901
 *Independent Insurance Group P.L.C....................      130,000                0
 Innogy Holdings PLC...................................      555,400        2,228,734
 *International Power P.L.C............................      838,900        2,310,739
 Johnson Matthey P.L.C.................................      182,299        2,894,142
 Kelda Group P.L.C.....................................      161,510          987,828
 Lattice Group P.L.C...................................    2,666,548        7,081,607
 Lex Service P.L.C.....................................       33,800          252,228
 Liberty International P.L.C...........................      306,297        2,760,764
                                                            SHARES             VALUE+
                                                            ------             ------
 Logica P.L.C..........................................      140,170   $      454,804
 Luminar P.L.C.........................................       15,000          192,595
 MFI Furniture Group P.L.C.............................      350,900          747,054
 Marks & Spencer Group P.L.C...........................    1,615,525        8,958,982
 Mersey Docks & Harbour Co. P.L.C......................       53,050          467,679
 Millennium and Copthorne Hotels P.L.C.................      305,000        1,535,197
 Northern Rock P.L.C...................................      344,000        3,626,588
 Novar P.L.C...........................................      498,245        1,119,070
 P & 0 Princess Cruises P.L.C..........................      506,638        3,313,684
 Peninsular & Oriental Steam Navigation Co.............      736,498        2,898,876
 Pennon Group P.L.C....................................       51,969          525,066
 Pilkington P.L.C......................................    1,232,624        1,812,602
 Pillar Property P.L.C.................................       50,000          321,174
 Powergen P.L.C........................................      579,761        6,506,540
 RMC Group P.L.C.......................................      285,000        3,023,351
 Railtrack Group P.L.C.................................      370,742        1,356,181
 Rank Group P.L.C......................................      818,064        3,417,426
 Rexam P.L.C...........................................      447,639        3,111,195
 Rio Tinto P.L.C.......................................      527,564       10,050,598
 Rolls-Royce P.L.C.....................................    1,167,129        3,176,417
 Royal & Sun Alliance Insurance Group P.L.C............    1,651,296        7,079,430
 Royal Bank of Scotland Group P.L.C....................      203,111        5,914,149
 Safeway P.L.C.........................................    1,146,683        5,113,201
 Sainsbury (J.) P.L.C..................................    1,807,539        9,970,910
 Scottish & Newcastle P.L.C............................      621,069        5,897,804
 Scottish Power P.L.C..................................      212,685        1,249,477
 Seibe P.L.C...........................................           33               51
 Severn Trent P.L.C....................................      210,597        2,398,924
 Six Continents P.L.C..................................      765,570        8,547,030
 Slough Estates P.L.C..................................      447,600        2,724,515
 Smith (David S.) Holdings P.L.C.......................      113,000          292,656
 Smith (W.H.) P.L.C....................................      203,000        1,312,877
 *Somerfield P.L.C.....................................      173,905          320,618
 Spirent P.L.C.........................................      497,860          888,736
 Stagecoach Holdings P.L.C.............................    1,449,413        1,489,856
 Tate & Lyle P.L.C.....................................      520,200        2,591,751
 Taylor Woodrow P.L.C..................................      595,551        1,742,829
 *Telewest Communications P.L.C........................      682,000           49,895
 Tesco P.L.C...........................................    4,061,292       15,331,678
 Thistle Hotels P.L.C..................................      466,707          870,683
 *Thus Group PLC.......................................       22,945            5,036
 Trinity P.L.C.........................................      223,190        1,471,212
 United Business Media P.L.C...........................       90,262          719,132
 United Utilities P.L.C................................      265,595        2,588,212
 Vodafone Group P.L.C..................................      997,000        1,506,229
 Waste Recycling Group P.L.C...........................      133,875          859,943
 Whitbread P.L.C.......................................      325,864        3,027,721
 Wilson Bowden P.L.C...................................       96,900        1,258,340
 Wimpey (George) P.L.C.................................      409,585        1,730,501
 Wolseley P.L.C........................................      499,998        5,326,052
 Wolverhampton & Dudley Breweries P.L.C................       28,300          277,439
 Woolworths Group P.L.C................................       81,000           49,482

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 XANSA P.L.C...........................................      295,956   $      617,089
 *mmo2 P.L.C...........................................      745,000          463,288
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $269,070,295)..................................                   297,578,466
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,491,836)...................................                     1,496,325
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $270,562,131)..................................                   299,074,791
                                                                       --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd...............................      928,735        2,028,088
 #Aisin Seiki Co., Ltd.................................      137,000        1,917,547
 Alps Electric Co., Ltd................................        8,000          103,142
 Amada Co., Ltd........................................      376,000        2,017,845
 Aomori Bank, Ltd......................................      170,000          578,079
 Aoyama Trading Co., Ltd...............................       41,100          464,649
 Autobacs Seven Co., Ltd...............................       12,300          349,869
 Awa Bank, Ltd.........................................      196,600          915,666
 #Bank of Kyoto, Ltd...................................      347,400        1,363,278
 #Bank of Nagoya, Ltd..................................      185,000          791,575
 Bank of Yokohama, Ltd.................................      978,000        3,893,063
 Brother Industries, Ltd...............................       43,000          237,348
 Canon Sales Co., Inc..................................      124,900        1,046,698
 Casio Computer Co., Ltd...............................       92,000          498,917
 Chiba Bank, Ltd.......................................      941,000        3,199,836
 Chudenko Corp.........................................       84,460        1,259,066
 Chugoku Bank, Ltd.....................................      238,800        1,510,531
 Citizen Watch Co., Ltd................................      318,000        2,124,258
 Coca-Cola West Japan Co., Ltd.........................        7,000          138,194
 #Cosmo Oil Co., Ltd...................................      764,000        1,440,572
 Dai Nippon Printing Co., Ltd..........................       99,000        1,372,909
 Daicel Chemical Industries, Ltd.......................      485,000        1,520,257
 Daido Steel Co., Ltd..................................      143,000          331,859
 Daishi Bank, Ltd......................................      355,000        1,127,068
 Daito Trust Construction Co., Ltd.....................      180,784        3,153,868
 *Daiwa Bank, Ltd......................................      926,000          701,398
 Daiwa House Industry Co., Ltd.........................      663,000        4,647,918
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000        1,431,998
 Ezaki Glico Co., Ltd..................................      174,600          949,672
 Fuji Photo Film Co., Ltd..............................      355,000       11,156,260
 Fujikura, Ltd.........................................      131,000          557,354
 Fukui Bank, Ltd.......................................      343,000        1,163,595
 #Fukuoka Bank, Ltd....................................      215,000          796,933
 *Fukuoka City Bank, Ltd...............................      264,532          539,293
 Fukuyama Transporting Co., Ltd........................      266,000        1,127,439
 Furukawa Electric Co., Ltd............................      104,000          486,057
 Futaba Corp...........................................       16,000          501,528
 #Futaba Industrial Co., Ltd...........................       85,000        1,017,117
 Gunma Bank, Ltd.......................................      173,000          755,564
 Gunze, Ltd............................................       77,000          297,823
 Hachijuni Bank, Ltd...................................      185,000          867,602
 #Hankyu Department Stores, Inc........................       54,000          422,076
 #Hanshin Electric Railway Co., Ltd....................      141,000          376,074
 Heiwa Corp............................................       12,000          193,875
 Higo Bank, Ltd........................................      308,000        1,047,343
 #Hiroshima Bank, Ltd..................................      593,000        1,940,021
 Hitachi Cable, Ltd....................................      127,000          668,256
 #Hitachi Maxell, Ltd..................................       96,000        1,539,395
                                                            SHARES             VALUE+
                                                            ------             ------
 Hitachi Metals, Ltd...................................      360,000   $    1,334,400
 Hitachi, Ltd..........................................    3,717,000       28,154,387
 Hokkoku Bank, Ltd.....................................      120,000          428,362
 Hokuetsu Paper Mills, Ltd.............................      162,000          972,516
 #*Hokuriku Bank, Ltd..................................      891,000        1,450,290
 House Foods Corp......................................      117,000        1,176,593
 #Hyakugo Bank, Ltd. (105th Bank)......................      258,000          908,504
 #Hyakujishi Bank, Ltd.................................      314,000        1,644,632
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          317,645
 Iyo Bank, Ltd.........................................      110,000          567,281
 Izumi Co., Ltd........................................       19,000          302,375
 Japan Airport Terminal Co., Ltd.......................       33,000          295,163
 Joyo Bank, Ltd........................................      291,000          778,497
 #Juroku Bank, Ltd.....................................      349,000        1,347,059
 Kagoshima Bank, Ltd...................................      266,000          853,081
 #Kajima Corp..........................................      826,000        2,542,547
 Kamigumi Co., Ltd.....................................      357,000        1,495,882
 Kandenko Co., Ltd.....................................      266,000        1,037,415
 Kansai Paint Co., Ltd., Osaka.........................      108,000          261,078
 *Kawasaki Heavy Industries, Ltd.......................      407,000          590,327
 #Kikkoman Corp........................................      259,000        1,607,001
 Kinden Corp...........................................       90,000          428,603
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          543,470
 *Kobe Steel, Ltd......................................    2,632,000        1,336,140
 Kokusai Securities Co., Ltd...........................       91,000          604,219
 #Kokuyo Co., Ltd......................................       43,000          478,160
 Komatsu, Ltd..........................................    1,279,000        4,586,234
 Komori Corp...........................................       74,000          898,012
 #Koyo Seiko Co........................................      198,000        1,053,016
 Kubota Corp...........................................      140,000          453,503
 Kuraray Co., Ltd......................................      127,000          869,858
 Kyushu Matsushita Electric Co., Ltd...................       26,000          206,784
 Lion Corp.............................................      325,000        1,168,003
 #Makita Corp..........................................      209,000        1,370,870
 #*Marubeni Corp.......................................    1,942,000        2,081,261
 Maruichi Steel Tube, Ltd..............................      117,000        1,352,893
 #Matsushita Electric Industrial Co., Ltd..............    1,933,000       26,946,578
 Matsushita-Kotobuki Electronics Industries, Ltd.......       23,000          265,953
 Meiji Seika Kaisha, Ltd. Tokyo........................      127,000          497,354
 Michinoku Bank, Ltd...................................      187,000        1,015,610
 *Millea Holdings, Inc.................................           46          403,511
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,117,189
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,141,688
 Mitsubishi Logistics Corp.............................       55,000          431,222
 *Mitsubishi Materials Corp............................      975,000        2,160,543
 Mitsui Chemicals, Inc.................................      116,800          646,584
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000        1,120,203
 Mitsui Marine & Fire Insurance Co., Ltd...............       35,000          196,574
 #Mitsui Trust Holdings................................       81,000          154,689
 Mizuho Holdings, Inc..................................          449        1,107,117
 Mori Seiki Co., Ltd...................................      121,000        1,114,441
 Musashino Bank, Ltd...................................       26,000          838,029
 NGK Spark Plug Co., Ltd...............................       10,000           82,755
 *NKK Corp.............................................    2,612,000        2,525,690
 #NTN Corp.............................................      398,000        1,561,844
 *NTT Docomo, Inc......................................          183          495,468
 Namco, Ltd............................................        5,500          107,252
 #Nanto Bank, Ltd......................................      288,000          881,864

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 New Japan Securities Co., Ltd.........................      275,000   $      598,304
 Nichicon Corp.........................................       12,000          159,838
 Nichirei Corp.........................................      366,000        1,265,214
 Nihon Unisys, Ltd.....................................       10,000           84,770
 Nippon Broadcasting System, Inc.......................       10,500          380,739
 Nippon COMSYS Corp....................................       44,000          299,595
 *Nippon Electric Glass Co., Ltd.......................       44,000          487,862
 Nippon Kayaku Co., Ltd................................       53,000          241,296
 Nippon Meat Packers, Inc., Osaka......................        4,000           46,414
 Nippon Mitsubishi Oil Corp............................    1,863,050       10,043,297
 Nippon Sanso Corp.....................................      367,000        1,315,987
 Nippon Sheet Glass Co., Ltd...........................      143,000          571,536
 Nippon Shokubai Co., Ltd..............................      163,000          801,204
 Nipponkoa Insurance Co., Ltd..........................       45,000          174,415
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,123,378
 #Nishi-Nippon Bank, Ltd...............................      156,540          426,351
 Nisshin Seifun Group, Inc.............................       96,000          701,624
 Nisshinbo Industries, Inc.............................      305,000        1,430,370
 *Nissho Iwai Corp.....................................      544,000          438,354
 Obayashi Corp.........................................      520,000        1,579,684
 #Ogaki Kyoritsu Bank, Ltd.............................       50,000          231,667
 Oji Paper Co., Ltd....................................      275,000        1,422,635
 Onward Kashiyama Co., Ltd.............................       57,000          586,532
 Pioneer Electronic Corp...............................       60,000        1,128,922
 Q.P. Corp.............................................      124,000        1,024,168
 Rengo Co., Ltd........................................       23,000           65,237
 Rinnai Corp...........................................        5,500          126,752
 Sanyo Shinpan Finance Co., Ltd........................       12,900          375,252
 Sapporo Breweries, Ltd................................      112,000          342,947
 Sapporo Hokuyo Holdings, Inc..........................          110          388,233
 Seino Transportation Co., Ltd.........................       58,000          341,642
 Sekisui Chemical Co., Ltd.............................      557,000        1,880,593
 Sekisui House, Ltd....................................      938,000        7,006,615
 Seventy-seven (77) Bank, Ltd..........................      130,000          519,578
 #Shiga Bank, Ltd......................................      272,000          949,036
 Shikoku Bank, Ltd.....................................       72,000          375,372
 Shima Seiki Manufacturing Co., Ltd....................        5,000          110,797
 Shimachu Co., Ltd.....................................       20,200          382,512
 *Shimadzu Corp........................................      181,000          532,350
 Shimizu Corp..........................................      997,000        3,575,039
 Shiseido Co., Ltd.....................................       63,000          832,549
 Shizuoka Bank, Ltd....................................      159,000        1,013,443
 Shohkoh Fund & Co., Ltd...............................        3,860          541,206
 Showa Shell Sekiyu KK.................................      110,000          723,283
 #*Snow Brand Milk Products Co., Ltd...................      419,000          455,799
 Sumitomo Corp.........................................      430,000        2,844,705
 Sumitomo Electric Industries, Ltd.....................      144,000        1,138,301
 Sumitomo Forestry Co., Ltd............................      139,000          857,964
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          632,494
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,475,455
 Sumitomo Osaka Cement Co., Ltd........................       64,000          108,815
 Sumitomo Rubber.......................................       22,000          101,047
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          117,944
 Suruga Bank, Ltd......................................       87,000          395,388
 Suzuken Co., Ltd......................................       26,400          627,555
 Taiheiyo Cement Corp..................................    1,209,800        2,281,157
 #Taisei Corp..........................................    1,325,000        3,309,811
 Takashimaya Co., Ltd..................................      214,000        1,431,257
 Teijin, Ltd...........................................      803,000        2,989,394
 Teikoku Oil Co., Ltd..................................      346,000        1,611,497
 Toda Corp.............................................      418,000          966,682
                                                            SHARES             VALUE+
                                                            ------             ------
 Toho Bank, Ltd........................................      240,000   $      818,045
 Tokuyama Corp.........................................      248,000          865,297
 #Tokyo Style Co., Ltd.................................      133,000        1,190,670
 Toppan Printing Co., Ltd..............................      105,000        1,170,984
 *Toshiba TEC Corp.....................................      345,000          920,180
 Toto, Ltd.............................................      247,000        1,204,143
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,150,593
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,071,194
 Toyoda Automatic Loom Works, Ltd......................       74,900        1,267,438
 Toyota Auto Body Co., Ltd.............................       86,000          970,180
 Toyota Tsusho Corp....................................      314,000        1,404,262
 #*UFJ Holdings, Inc...................................          822        2,453,375
 UNY Co., Ltd..........................................       64,000          765,829
 *Victor Co. of Japan, Ltd.............................      246,000        1,585,809
 Wacoal Corp...........................................      149,000        1,179,026
 Yamagata Bank, Ltd....................................      153,700          683,658
 Yamaguchi Bank, Ltd...................................      133,000          874,515
 Yamaha Corp...........................................       70,000          688,151
 Yamatake-Honeywell Co., Ltd...........................       87,000          669,496
 Yamazaki Baking Co., Ltd..............................       74,000          469,280
 Yasuda Fire & Marine Insurance Co., Ltd...............      177,000        1,169,534
 *Yasuda Trust & Banking Co., Ltd......................      993,000          496,097
 #Yokogawa Electric Corp...............................      337,000        2,946,357
 Yokohama Rubber Co., Ltd..............................      410,000        1,086,940
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $383,665,787)..................................                   275,969,902
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $154,840).....................................                       155,288
                                                                       --------------
TOTAL -- JAPAN
  (Cost $383,820,627)..................................                   276,125,190
                                                                       --------------
FRANCE -- (10.3%)
COMMON STOCKS -- (10.3%)
 AGF (Assurances Generales de France SA)...............      115,514        5,611,719
 Air Liquide...........................................        7,865        1,229,182
 Alcatel SA............................................       12,150          144,158
 Alstom SA.............................................        4,900           61,754
 Arcelor SA............................................      167,800        2,384,400
 BNP Paribas SA........................................      649,686       36,569,457
 *Beghin-Say...........................................       18,900          807,813
 Cie de Saint-Gobain...................................       65,436       11,615,243
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        1,000           56,475
 Credit Lyonnais SA....................................       57,100        2,410,129
 De la Rue Imperiale de Lyon...........................        5,000          700,679
 Dior (Christian) SA...................................       50,000        2,055,326
 Eiffage SA............................................        2,277          200,069
 Esso SA...............................................          686           55,501
 *Euro Disney SCA......................................       24,250           17,898
 Faurecia SA...........................................          500           22,889
 Fimalac SA............................................       15,988          715,165
 Fonciere Lyonnaise SA.................................       10,950          323,777
 France Telecom SA.....................................       26,500          514,210
 Gecina SA.............................................        3,400          330,347
 Generale des Establissements Michelin SA Series B.....       87,500        3,416,979
 Groupe Danone.........................................       25,000        3,454,348
 Imerys SA.............................................       11,000        1,291,772

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 LaFarge SA............................................       22,230   $    2,267,880
 Lafarge Prime Fidelity................................       77,517        7,759,739
 Lagardere S.C.A. SA...................................       10,200          460,548
 *Orange SA............................................      110,700          615,350
 Pechiney SA Series A..................................       55,475        2,980,047
 Pernod-Ricard SA......................................       38,900        3,494,273
 Peugeot SA............................................      222,900       11,765,665
 #Rallye SA............................................       18,020          909,089
 #Remy Cointreau SA....................................       28,750          880,987
 SEB SA Prime Fidelite 2002............................        3,800          329,628
 Seb Prime Fid.........................................        9,000          742,860
 Societe BIC SA........................................       10,800          420,239
 Societe des Ciments de Francais.......................       24,900        1,193,369
 Societe Financiere Interbail SA.......................       11,550          353,711
 Societe Generale, Paris...............................      281,728       19,147,892
 Total SA..............................................       25,000        3,898,112
 Unibail SA............................................        4,200          266,819
 Valeo SA..............................................       53,800        2,392,474
 Vivendi Universal SA..................................       25,600          803,595
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $82,456,771)...................................                   134,671,567
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02........       58,864           46,744
 *Rallye SA Series A Warrants 11/30/03.................       18,020            6,902
 *Rallye SA Series B Warrants 11/30/05.................       18,020            8,754
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $240,642)......................................                        62,400
                                                                       --------------
TOTAL -- FRANCE
  (Cost $82,697,413)...................................                   134,733,967
                                                                       --------------
GERMANY -- (7.7%)
COMMON STOCKS -- (7.7%)
 Allianz AG............................................        5,000        1,111,744
 BASF AG...............................................      490,050       22,708,060
 BHW Holding AG, Berlin................................       34,600          586,693
 *Bankgesellschaft Berlin AG...........................      233,550          499,658
 Bayer AG..............................................      168,100        5,473,038
 Bayerische Vereinsbank AG.............................      337,110       11,873,286
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,455,628
 #*Commerzbank AG......................................      408,050        7,452,777
 *Continental AG.......................................       44,100          799,279
 DaimlerChrysler AG, Stuttgart.........................       15,400          761,087
 Degussa AG............................................        7,800          262,334
 Depfa Bank PLC........................................       28,400        2,122,591
 Deutsche Bank AG......................................      359,305       25,645,701
 Deutsche Lufthansa AG.................................      305,250        4,163,576
 Fresenius Medical Care AG.............................       27,600        1,416,885
 Heidelberger Druckmaschinen AG........................        4,200          200,899
 Heidelberger Zement AG, Heidelberg....................       27,170        1,167,630
 Hochtief AG...........................................       56,150        1,133,082
 Karstadt Quelle AG....................................       20,000          566,149
 Linde AG..............................................       76,000        3,802,166
 #MAN AG...............................................       88,000        2,051,215
 MG Technologies AG....................................        2,100           21,424
 Merck KGAA............................................       36,000        1,008,978
 SCA Hygiene Products AG...............................        3,550          756,173
 Stinnes AG............................................          800           20,553
 ThyssenKrupp AG.......................................      108,750        1,765,782
                                                            SHARES             VALUE+
                                                            ------             ------
 Veba AG...............................................        7,600   $      396,902
 Volkswagen AG.........................................       15,550          839,685
                                                                       --------------
TOTAL -- GERMANY
  (Cost $95,239,661)...................................                   101,062,975
                                                                       --------------
NETHERLANDS -- (6.6%)
COMMON STOCKS -- (6.6%)
 ABN-AMRO Holding NV...................................    1,135,766       21,953,690
 Buhrmann NV...........................................       85,938        1,011,612
 DSM NV................................................       73,437        3,492,132
 #Fortis NV............................................      409,133        9,249,917
 Ing Groep NV..........................................    1,439,214       38,064,769
 *Koninklijke KPN NV...................................       43,622          191,541
 Koninklijke Philips Electronics NV....................      392,656       12,230,263
 Koninklijke Vendex KBB NV.............................       12,244          167,236
 NV Holdingsmij de Telegraaf...........................        6,800          143,574
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $44,555,108)...................................                    86,504,734
                                                                       --------------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.3%)
 #Baloise-Holding......................................      275,060       22,647,064
 Banque Cantonale Vaudois..............................        5,795          739,738
 Ciba Spezialitaetenchemie Holding AG..................        7,000          554,006
 Cie Financiere Richemont AG Series A..................      909,600       23,947,995
 #Clariant AG..........................................       12,800          320,251
 Fischer (Georg) AG, Schaffhausen......................       12,987        2,826,558
 Givaudan SA, Vernier..................................        1,702          665,909
 Helvetia Patria Holding...............................       22,926        3,409,408
 *Intershop Holding AG, Zuerich........................        5,400        2,895,128
 Jelmoli Holding AG, Zuerich...........................          500          449,970
 *Kuoni Reisen Holding AG..............................          860          231,087
 Pargesa Holding SA, Geneve............................        1,935        4,236,136
 Rieters Holdings......................................        1,390          337,127
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        7,085,150
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        1,130          378,645
 Sig Holding AG........................................       40,330        5,148,171
 *UBS AG...............................................       42,000        2,196,813
 #Unaxis Holding AG....................................       17,100        2,103,707
 #Zurich Versicherungs-Gesellschaft - Allied AG........        9,364        2,172,504
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $57,350,813)...................................                    82,345,367
                                                                       --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #*Alitalia Linee Aeree Italiane SpA Series A..........      900,000          605,387
 #Banca di Roma SpA....................................    2,022,125        4,845,664
 #Banca Popolare di Lodi Scarl.........................      116,000        1,193,173
 *Banca Popolare di Milano.............................      325,400        1,349,766
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       87,000        1,108,643
 Banca Toscana.........................................      607,000        2,523,519
 #Buzzi Unicem SpA.....................................       63,000          559,142
 CIR SpA (Cie Industriale Riunite), Torino.............      500,000          598,847
 #Cia Assicuratrice Unipol SpA.........................      254,000          972,916

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Fiat SpA.............................................      482,482   $    5,769,644
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        2,345,052
 Ing C.Olivetti & C SpA, Ivrea.........................    1,247,500        1,482,469
 #Intesabci SpA........................................    5,900,212       17,473,698
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560        3,448,239
 #Milano Assicurazioni SpA.............................      221,000          617,336
 #Parmalat Finanziaria SpA.............................      468,000        1,442,839
 #Pirelli SpA..........................................    1,115,000        1,514,597
 Rinascente per l'Esercizio di Grande Magazzini SpA....      252,500          901,120
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       40,000          630,798
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $49,837,696)...................................                    49,382,849
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)...........................................       51,693           23,664
                                                                       --------------
TOTAL -- ITALY
  (Cost $49,837,696)...................................                    49,406,513
                                                                       --------------
AUSTRALIA -- (3.6%)
COMMON STOCKS -- (3.6%)
 AMP, Ltd..............................................      198,889        1,902,651
 AXA Asia Pac Hldgs....................................    1,769,850        3,085,666
 Amcor, Ltd............................................      659,406        3,378,028
 Boral, Ltd............................................      687,465        1,502,103
 CSR, Ltd..............................................    1,092,526        4,069,298
 Commonwealth Bank of Australia........................       47,607          902,771
 Goodman Fielder, Ltd..................................    1,594,112        1,470,849
 Lion Nathan, Ltd......................................      529,600        1,438,967
 MIM Holdings..........................................    2,331,362        1,596,823
 Mirvac, Ltd...........................................      721,212        1,706,479
 Normandy Mining Corp..................................      721,573        2,152,547
 Nrma Insurance Group, Ltd.............................      827,000        1,544,832
 *One Tel Ltd..........................................    1,004,200           90,950
 Orica, Ltd............................................      324,030        1,692,968
 Origin Energy, Ltd....................................      598,130        1,168,090
 Paperlinx, Ltd........................................      350,400        1,043,306
 Publishing and Broadcasting, Ltd......................      396,940        2,089,631
 Quantas Airways, Ltd..................................    1,390,948        3,598,230
 Santos, Ltd...........................................      676,765        2,375,152
 Seven Network, Ltd....................................      225,871          759,467
 St. George Bank, Ltd..................................      341,977        3,803,831
 Stockland Trust Group.................................       20,000           51,964
 *Stockland Trust Group Issue 02.......................          641            1,600
 WMC, Ltd..............................................    1,077,515        5,898,092
 Westpac Banking Corp..................................          339            3,176
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $40,151,579)...................................                    47,327,471
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $383,405).....................................                       386,895
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136).........................................          107               87
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights 06/30/02
   (Cost $0)...........................................      161,533   $            0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $40,535,120)...................................                    47,714,453
                                                                       --------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 Acerinox SA...........................................      130,740        5,226,473
 #*Arcelor SA..........................................       30,000          430,217
 #Aurea Concesiones de Infraestructuras del Estado
   SA..................................................      155,700        3,392,151
 #Autopistas Concesionaria Espanola SA.................      500,301        5,272,279
 Banco de Andalucia....................................          900           39,939
 Banco Pastor SA.......................................      118,800        2,219,752
 Cementos Portland SA..................................          900           31,699
 #Cia Espanola de Petroleous SA........................      449,382        7,347,028
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      108,900          779,318
 #Ebro Puleva SA.......................................       16,020          187,530
 Endesa SA, Madrid.....................................      190,892        2,960,423
 Iberdrola SA..........................................      535,000        7,447,286
 *Iberia Lineas Aereas de Espana SA....................       40,100           71,554
 Metrovacesa SA........................................       99,185        2,107,145
 Repsol SA.............................................       53,700          631,121
 Sol Melia SA..........................................        6,400           48,012
 *Terra Networks SA....................................       27,300          162,465
 Union Fenosa SA.......................................      230,000        4,132,045
                                                                       --------------
TOTAL -- SPAIN
  (Cost $31,690,233)...................................                    42,486,437
                                                                       --------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.8%)
 #Billerud AB..........................................      152,584        1,511,972
 Gambro AB Series A....................................      351,000        2,396,825
 Gambro AB Series B....................................      125,700          858,350
 Holmen AB Series A....................................        6,300          164,640
 #Holmen AB Series B...................................       82,900        2,191,993
 *Pergo AB.............................................            3                6
 SSAB Swedish Steel Series A...........................      107,700        1,288,395
 SSAB Swedish Steel Series B...........................       38,000          437,028
 Skandinaviska Enskilda Banken Series A................      196,000        1,952,249
 Skandinaviska Enskilda Banken Series C................        9,800           88,556
 Svenska Cellulosa AB Series A.........................       57,000        1,969,552
 Svenska Cellulosa AB Series B.........................      266,500        9,276,932
 Svenska Kullagerfabriken AB Series A..................       68,400        1,717,285
 Svenska Kullagerfabriken AB Series B..................       89,700        2,238,238
 Volvo AB Series A.....................................      194,100        3,438,129
 Volvo AB Series B.....................................      373,100        6,934,439
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $33,436,074)...................................                    36,464,589
                                                                       --------------
HONG KONG -- (2.5%)
COMMON STOCKS -- (2.5%)
 #Amoy Properties, Ltd.................................    3,841,000        4,407,521
 #Hang Lung Development Co., Ltd.......................    1,765,000        1,674,571
 #Hysan Development Co., Ltd...........................    1,361,367        1,387,616

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Kerry Properties, Ltd.................................    1,308,130   $    1,417,212
 New World Development Co., Ltd........................    2,333,871        1,930,028
 Shangri-La Asia, Ltd..................................    2,982,000        2,293,961
 #Sino Land Co., Ltd...................................    4,976,107        1,834,234
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,841,292
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000        1,378,069
 Wharf Holdings, Ltd...................................    3,251,214        7,669,914
 #Wheelock and Co., Ltd................................    2,699,000        2,353,092
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $47,220,587)...................................                    32,187,510
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $12,760)......................................                        12,760
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $47,233,347)...................................                    32,200,270
                                                                       --------------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Avestapolarit Oyj.....................................       30,272          148,477
 Fortum Oyj............................................    1,071,385        6,005,577
 Huhtamaki Van Leer Oyj................................        9,700          436,341
 Kesko Oyj.............................................      232,100        2,487,119
 Metra Oyj Series B....................................       47,700          770,943
 #Metsa-Serla Oyj Series B.............................      437,500        3,997,375
 Metso Oyj.............................................      171,757        2,406,931
 Outokumpu Oyj Series A................................      351,300        3,862,892
 Pohjola Group P.L.C. Series D.........................        9,200          157,460
 Stora Enso Oyj Series R...............................      547,800        7,983,707
                                                                       --------------
TOTAL -- FINLAND
  (Cost $24,404,639)...................................                    28,256,822
                                                                       --------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 #Groupe Bruxelles Lambert.............................       55,500        2,934,725
 Heidelberger Zement AG................................        7,666          331,237
 #Nationale a Portefeuille.............................        4,029          487,444
 Sofina SA.............................................       10,500          459,085
 #Solvay SA............................................      101,490        7,021,118
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,744,202
 Tessenderlo Chemie....................................       14,400          456,058
 #Union Miniere SA.....................................       40,200        1,682,151
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)...................................                    16,116,023
                                                                       --------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Carlsberg A.S. Series B..............................       12,850          684,942
 Danisco A.S...........................................       26,130          926,345
 Danske Bank A.S.......................................      329,253        6,043,200
 *Gn Great Nordic A.S..................................       11,420           49,530
 *Jyske Bank A.S.......................................       16,350          402,864
 #Nordic Baltic Holding AB.............................      475,918        2,752,164
 Tele Danmark A.S......................................       11,250          294,171
                                                                       --------------
TOTAL -- DENMARK
  (Cost $7,346,003)....................................                    11,153,216
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.7%)
 #Capitaland, Ltd......................................      517,000          442,689
 City Developments, Ltd................................      214,000          706,614
                                                            SHARES             VALUE+
                                                            ------             ------
 DBS Group Holdings, Ltd...............................       65,000   $      512,920
 Fraser & Neave, Ltd...................................      692,100        3,021,205
 *Fraser & Neave, Ltd..................................      116,000          496,634
 Keppel Corp., Ltd.....................................    1,657,000        3,765,003
 Overseas Chinese Banking Corp., Ltd...................       94,000          636,546
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $9,969,935)....................................                     9,581,611
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $867,595).....................................                       868,864
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $10,837,530)...................................                    10,450,475
                                                                       --------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................      103,405        1,439,414
 *Elan Corp. P.L.C.....................................       82,816          843,332
 Independent News & Media P.L.C........................       17,503           35,484
 Irish Permanent P.L.C.................................      102,920        1,554,776
 Jefferson Smurfit Group P.L.C.........................    1,559,414        4,632,831
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,786,618)....................................                     8,505,837
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        2,220,396
 #Den Norske Bank ASA Series A.........................      589,194        3,051,859
 Norsk Hydro ASA.......................................       16,700          840,000
 #Norske Skogindustrier ASA Series A...................        7,500          142,286
 *Storebrand ASA.......................................       41,900          271,942
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $6,009,012)....................................                     6,526,483
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,183)......................................                        22,491
                                                                       --------------
TOTAL -- NORWAY
  (Cost $6,031,195)....................................                     6,548,974
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............      136,717        1,481,625
 *Cimpor Cimentos de Portugal SA.......................      100,653        1,922,994
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          255,440
 Portugal Telecom SA...................................       50,082          364,951
 *Sonae SGPS SA........................................    1,385,100          957,571
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,282,349)....................................                     4,982,581
                                                                       --------------
GREECE -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Agricultural Bank of Greece S.A......................       48,500          351,610
 Alpha Credit Bank.....................................       23,300          340,883
 *Commercial Bank of Greece............................       20,200          472,546
 EFG Eurobank Ergasias S.A.............................       60,097          803,996

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Hellenic Petroleum S.A................................      135,530   $      774,899
 National Bank of Greece...............................       23,200          479,436
                                                                       --------------
TOTAL -- GREECE
  (Cost $3,183,562)....................................                     3,223,370
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)...................................    1,509,500        1,453,235
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $33,132)......................................                        37,634
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,036,410)....................................                     1,490,869
                                                                       --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Telekom Austria AG...................................       85,400          738,002
 #Voest-Alpine Stahl AG................................       23,100          726,845
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $1,367,453)....................................                     1,464,847
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $1,327,849)...................................                     1,347,517
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $26,702,815) to be
   repurchased at $26,309,220
   (Cost $26,308,000)..................................   $   26,308       26,308,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,246,405,702)++..............................                $1,308,051,464
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,246,527,069.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (98.0%)
COMMON STOCKS -- (98.0%)
 *ASK Corp., Yokohama..................................      64,000    $     34,037
 Achilles Corp.........................................     549,000         676,845
 Advan Co., Ltd........................................      36,000         403,511
 Aica Kogyo Co., Ltd...................................     164,000       1,012,274
 *Aichi Corp...........................................      57,000         117,123
 #Aichi Machine Industry Co., Ltd......................     157,000         370,675
 Aichi Tokei Denki Co., Ltd............................      67,000         129,572
 Aida Engineering, Ltd.................................     160,000         464,139
 Aigan Co., Ltd........................................      15,000          82,796
 Aim Services Co., Ltd.................................       2,000          19,839
 Aiphone Co., Ltd......................................      27,400         293,649
 Airport Facilities Co., Ltd...........................      79,970         274,513
 Aisan Industry Co., Ltd...............................      42,000         307,976
 *Aiwa Co., Ltd........................................     122,300         337,037
 *Akai Electric Co., Ltd...............................     363,000           2,925
 Akebono Brake Industry Co., Ltd.......................     141,000         238,596
 *Allied Telesis KK....................................       8,000         360,997
 Aloka Co., Ltd........................................      43,000         296,251
 *Alpha Systems Inc....................................       8,000         165,672
 Alps Logistics Co., Ltd...............................      13,000          57,091
 Altech Co., Ltd.......................................      14,000          69,492
 Amada Sonoike Co., Ltd................................     191,414         356,296
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          80,741
 Ando Corp.............................................     120,000         127,638
 *Ando Electronic Co., Ltd.............................      34,000         155,616
 Anest Iwata Corp......................................      74,000         100,177
 Anrakutei Co., Ltd....................................      13,000          63,690
 Aoi Advertising Promotion, Inc........................      14,000          80,999
 Aoki International Co., Ltd...........................      74,200         271,447
 *Apic Yamada Corp.....................................       7,000          18,670
 *Arabian Oil Co., Ltd.................................      66,300         371,299
 *#Arai-Gumi, Ltd......................................      49,300          32,178
 Araya Industrial Co., Ltd.............................      84,000          69,041
 Argo 21 Corp..........................................      13,200         162,207
 Arisawa Manufacturing Co., Ltd........................      23,100         498,853
 Aronkasei Co., Ltd....................................      53,000         148,194
 #Asahi Denka Kogyo KK.................................     169,000       1,021,348
 Asahi Diamond Industrial Co., Ltd.....................      99,000         426,790
 Asahi Kogyosha Co., Ltd...............................      48,000         103,271
 *Asahi Optical Co., Ltd...............................     180,000         349,555
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         613,582
 Asahi Soft Drinks Co., Ltd............................      69,000         366,404
 *Asahi Tec Corp.......................................      86,000          92,860
 *Asahi Techno Glass Corp..............................      34,000          87,945
 *Asanuma Corp.........................................     145,000         137,872
 Ashimori Industry Co., Ltd............................      84,000         134,697
 Asia Securities Printing Co., Ltd.....................      16,000          96,438
 *Asics Corp...........................................     333,000         324,680
 Atom Corp.............................................       3,000          34,206
 Atsugi Nylon Industrial Co., Ltd......................     322,000         298,387
 Aucnet, Inc...........................................      15,000         150,362
 *Azel Corp., Tokyo....................................      89,000          45,181
 Azwell, Inc...........................................      93,400         319,861
                                                            SHARES           VALUE+
                                                            ------           ------
 *BOC Japan, Ltd., Tokyo...............................          47    $    252,628
 Bando Chemical Industries, Ltd........................     213,000         408,491
 Bank of Okinawa, Ltd..................................      27,300         452,064
 #Bank of the Ryukyus, Ltd.............................      30,280         322,074
 #Best Denki Co., Ltd..................................     132,000         452,052
 *Bosch Automotive Systems Corp........................     386,000         348,362
 Bull Dog Sauce Co., Ltd...............................      15,000          82,070
 Bunka Shutter Co., Ltd................................     134,000         334,728
 C Two-Network Co., Ltd................................      10,000         344,881
 CAC Corp..............................................      11,000         152,545
 #CKD Corp.............................................     113,000         464,381
 #CMK Corp.............................................      62,000         534,566
 CTI Engineering Co., Ltd..............................      19,000          88,186
 *Cabin Co., Ltd.......................................      67,000          72,344
 Calpis Co., Ltd.......................................     115,000         532,833
 Calsonic Corp.........................................     261,000         937,996
 Canon Aptex, Inc......................................      34,000         186,300
 Canon Electronics, Inc................................      40,000         240,450
 #Canon System & Support, Inc..........................      35,000         199,394
 *Carolina Co., Ltd....................................      40,000          26,752
 *Catena Corp..........................................      18,000          65,995
 Central Finance Co., Ltd..............................     180,000         628,038
 Central Security Patrols Co., Ltd.....................      12,000          69,234
 #Cesar Co.............................................      79,000          61,112
 *#Chiba Kogyo Bank, Ltd...............................      53,200         295,363
 Chino Corp............................................      70,000         169,781
 *Chisan Tokan Co., Ltd................................      64,000          32,490
 Chiyoda Co., Ltd......................................      58,000         640,286
 *#Chiyoda Corp........................................     247,000         529,425
 Chofu Seisakusho Co., Ltd.............................      25,000         364,825
 *Chori Co., Ltd.......................................     175,000         112,812
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         300,756
 *Chugai Ro Co., Ltd...................................     139,000         276,654
 Chugoku Marine Paints, Ltd............................     111,000         260,280
 Chugokukogyo Co., Ltd.................................      45,000          54,029
 *#Chukyo Sogo Bank, Ltd...............................     145,000         614,581
 Chuo Gyorui Co., Ltd..................................      35,000          56,124
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         321,489
 *#Clarion Co., Ltd....................................     171,000         122,634
 Cleanup Corp..........................................      71,000         397,048
 *Co-Op Chemical Co., Ltd..............................      80,000          65,753
 Colowide Co., Ltd.....................................      14,000          92,280
 Computer Engineering & Consulting, Ltd................      25,000         289,885
 Copyer Co., Ltd.......................................      27,000          62,876
 Cosel Co., Ltd........................................      27,000         546,089
 *Cosmo Securities Co., Ltd............................     444,000         472,262
 Credia Co., Ltd.......................................      14,000         196,518
 *Cresco, Ltd..........................................       7,000          72,199
 #D'urban, Inc.........................................     114,000         116,663
 Dai Nippon Toryo, Ltd.................................     193,000         227,057
 Dai-Dan Co., Ltd......................................      80,000         303,624
 Daido Kogyo Co., Ltd..................................      60,000          87,026
 *Daido Steel Sheet Corp...............................      84,000         100,177
 Daidoh, Ltd...........................................      54,000         268,040
 Daihen Corp...........................................     205,000         267,605
 Daiho Corp............................................      96,000         113,714

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daiichi Cement Co., Ltd...............................      33,000    $     57,437
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         106,365
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000             733
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................      47,000          85,970
 Daiken Corp...........................................     195,000         477,676
 #Daiki Co., Ltd.......................................      31,000         296,759
 Daiko Shoken Business Co., Ltd........................       6,000          17,695
 *#Daikyo, Inc.........................................     268,000         196,518
 Daimei Telecom Engineering Corp.......................      66,000         218,049
 Dainichi Co., Ltd.....................................      15,200          52,177
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         466,274
 Dainippon Shigyo Co., Ltd.............................      16,000          67,042
 Daiseki Co., Ltd......................................      24,000         422,560
 Daiso Co., Ltd........................................     112,000         206,671
 *#Daisue Construction Co., Ltd........................      92,500          26,833
 Daisyo Corp...........................................      24,000         213,311
 *Daito Woolen Spinning & Weaving Co., Ltd., Tokyo.....      42,000          20,306
 Daiwa Industries, Ltd.................................      76,000         214,954
 Daiwa Kosho Lease Co., Ltd............................     157,000         378,265
 *Daiwa Seiko, Inc.....................................     145,000         123,851
 *Daiwabo Co., Ltd.....................................     262,000         223,786
 Daiwabo Information System Co., Ltd...................      22,000         181,175
 *Dantani Corp.........................................      68,000             548
 Danto Corp............................................      42,000         140,450
 Data Communication System Co., Ltd....................       9,000         244,398
 Denki Kogyo Co., Ltd..................................      95,000         371,271
 Denyo Co., Ltd........................................      38,000         180,660
 *Descente, Ltd........................................     133,000         178,976
 *Dia Kensetsu Co., Ltd................................      31,000          51,208
 Diamond Computer Service Co., Ltd.....................      18,000         113,279
 *Dijet Industrial Co., Ltd............................      34,000          38,630
 Doshisha Co., Ltd.....................................      15,000         260,474
 *Dynic Corp...........................................      52,000          62,433
 Eagle Industry Co., Ltd...............................      43,000         158,001
 *Eco-Tech Construction Co., Ltd.......................      68,000          28,493
 #Edion Corp...........................................     112,316         458,855
 #Eiken Chemical Co., Ltd..............................      24,000         271,521
 *Elna Co., Ltd........................................      22,000          80,660
 Enplas Corp...........................................      18,000         494,598
 *Enshu, Ltd...........................................      69,000          66,720
 Ensuiko Sugar Refining Co., Ltd.......................      51,000          98,219
 Exedy Corp............................................      71,000         457,693
 *FDK Corp.............................................     105,000         291,900
 *First Baking Co., Ltd................................      67,000          82,062
 Fontaine Co., Ltd.....................................       5,000          58,017
 Foster Electric Co., Ltd..............................      32,000         129,185
 France Bed Co., Ltd...................................     193,000         482,108
 *Fudo Construction Co., Ltd...........................     201,000         110,136
 Fuji Denki Reiki Co., Ltd.............................      81,800         247,178
 Fuji Kiko Co., Ltd....................................      51,000          92,876
 *Fuji Kisen Kaisha, Ltd...............................       8,000          10,894
 *#Fuji Kosan Co., Ltd.................................     130,000         107,896
 #Fuji Kyuko Co., Ltd..................................     107,000         364,712
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000         101,136
 Fujicco Co., Ltd......................................      42,000         394,953
 *Fujii & Co., Ltd.....................................      44,000             355
 *Fujiko Co., Ltd......................................      55,000             886
 Fujikura Kasei Co., Ltd...............................      15,000          52,095
 #Fujirebio, Inc.......................................      75,000         757,248
                                                            SHARES           VALUE+
                                                            ------           ------
 Fujita Kanko, Inc.....................................     132,000    $    510,553
 Fujitec Co., Ltd......................................     126,000         710,713
 Fujitsu Business Systems, Ltd.........................      32,500         328,664
 Fujitsu Denso, Ltd....................................      36,000         223,657
 Fujitsu Devices, Inc..................................      32,000         248,830
 *Fujitsu General, Ltd.................................     111,000         325,574
 Fujitsu Kiden, Ltd....................................      16,000          58,017
 *Fujiya Co., Ltd......................................     190,000         267,927
 Fukuda Corp...........................................      65,000         179,129
 *Fukushima Bank, Ltd..................................     117,000         113,134
 *Fukusuke Corp........................................      95,000          48,227
 *Furukawa Battery Co., Ltd............................      45,000          89,564
 *Furukawa Co., Ltd....................................     208,000         192,747
 Fuso Lexel Inc........................................       8,000          41,772
 Fuso Pharmaceutical Industries, Ltd...................      99,000         375,735
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         169,330
 Genki Sushi Co., Ltd..................................       3,000          32,151
 Geostar Corp..........................................      10,000          35,455
 Godo Shusei Co., Ltd..................................      74,000         153,843
 *Godo Steel, Ltd......................................     245,000         191,498
 *Goldwin, Inc.........................................      47,000          51,885
 Gourmet Kineya Co., Ltd...............................      31,000         226,316
 *Graphtec Corp........................................      39,000          33,312
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         284,124
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         195,083
 Hac Kimisawa Co., Ltd.................................      41,000         273,552
 Hagoromo Foods Corp...................................      14,000         112,586
 *Hakone Tozan Railway Co., Ltd........................      52,000         131,571
 Hakuto Co., Ltd.......................................      25,000         348,709
 Hakuyosha Co., Ltd....................................      57,000         139,628
 Hanwa Co., Ltd........................................     405,000         558,055
 Happinet Corp.........................................      15,000         150,120
 Harashin Co., Ltd.....................................       8,000          54,923
 Harima Chemicals, Inc.................................      37,000         108,823
 Harumoto Corp.........................................      32,000          55,697
 *Hayashikane Sangyo Co., Ltd..........................     128,000         100,048
 Heiwado Co., Ltd......................................      49,000         387,339
 #Hibiya Engineering, Ltd..............................      60,000         319,096
 Higashi-Nippon Bank, Ltd..............................      60,000         177,920
 *#Hikari Tsushin, Inc.................................      50,000         443,994
 *Hirabo Corp..........................................      79,000          33,739
 Hisaka Works, Ltd.....................................      48,000         191,071
 Hitachi Business Solution Co., Ltd....................      10,000          93,714
 *Hitachi Construction Machinery Co., Ltd..............     150,000         402,496
 *Hitachi Electronics Engineering Co., Ltd.............      13,000          48,710
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,687
 Hitachi Koki Co., Ltd.................................     177,000         651,801
 Hitachi Kokusai Electric, Inc.........................      76,000         404,800
 Hitachi Medical Corp..................................      53,000         711,503
 Hitachi Metals Techno, Ltd............................      12,000          32,876
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         580,271
 Hitachi Powdered Metal Co., Ltd.......................      46,000         214,987
 *Hitachi Seiki Co., Ltd...............................     141,000         117,026
 Hitachi Tool Engineering, Ltd.........................      30,000         116,276
 Hochiki Corp..........................................      42,000         115,068
 *Hodogaya Chemical Co., Ltd...........................     100,000         165,994
 *Hohsui Corp..........................................      56,000          37,905
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         245,833

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hokkaido Bank, Ltd....................................     505,000    $    504,590
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         145,608
 Hokkaido Gas Co., Ltd.................................      87,000         182,271
 Hokko Chemical Industry Co., Ltd......................      41,000         169,814
 *Hoko Fishing Co., Ltd................................      79,000             637
 *Hokuriku Electric Industry Co., Ltd..................     112,000          86,639
 Hokuriku Electrical Construction Co., Ltd.............      36,000          98,630
 Hokuriku Gas Co., Ltd.................................      64,000         182,561
 *Hokushin Co., Ltd....................................      39,900          30,865
 Homac Corp............................................      60,000         497,499
 Honen Ajinomoto Oil Mills, Inc........................     128,000         199,064
 Honshu Chemical Industry Co., Ltd.....................       3,000          14,263
 #Horiba, Ltd..........................................      54,000         456,452
 Horipro, Inc..........................................      16,000          83,545
 #Hosokawa Micron Corp.................................      40,000         196,937
 *Howa Machinery, Ltd..................................     181,000         131,264
 #I-Net Corp...........................................      12,000          56,374
 ISE Chemicals Corp....................................      17,000          54,383
 *Ichida and Co., Ltd..................................      23,400          19,610
 Ichikawa Co., Ltd.....................................      49,000         132,272
 *Ichiken Co., Ltd.....................................      48,000          38,678
 Ichikoh Industries, Ltd...............................     141,000         234,052
 Ichiyoshi Securities Co., Ltd.........................      54,000         222,787
 Idec Izumi Corp.......................................      60,000         297,339
 Ihara Chemical Industry Co., Ltd......................      80,000         153,424
 Iino Kaiun Kaisha, Ltd................................     161,000         264,656
 *#Ikegami Tsushinki Co., Ltd..........................     102,000         103,561
 Impact 21 Co., Ltd....................................      19,000         199,338
 Inaba Denki Sangyo Co., Ltd...........................      38,000         474,308
 Inaba Seisa Kusho Co., Ltd............................      18,700         266,861
 Inabata and Co., Ltd., Osaka..........................      85,000         407,532
 Inageya Co., Ltd......................................      77,000         559,658
 *#Intec, Inc..........................................      35,000         269,056
 *Inui Steamship Co., Ltd..............................      31,000          16,237
 *Iseki & Co., Ltd.....................................     322,000         262,061
 Ishii Hyoki Co., Ltd..................................       3,600          68,170
 Ishii Iron Works Co., Ltd.............................      52,000          95,116
 *Ishikawa Seisakusho, Ltd.............................      75,000          51,370
 *Ishikawajima Transport Machinery Co., Ltd............      16,000          30,298
 *Ishizuka Glass Co., Ltd..............................      49,000          79,363
 Itochu Fuel Corp......................................     192,000       1,008,729
 Itochu Warehouse Co., Ltd.............................      15,000          21,756
 Itoki Crebio Corp.....................................      56,000         118,678
 Iuchi Seieido Co., Ltd................................      17,000         219,177
 *Iwasaki Electric Co., Ltd............................     110,000         296,936
 Iwatsu Electric Co., Ltd..............................     145,000         287,428
 *Izukyu Corp..........................................       5,000          89,443
 *#Izumiya Co., Ltd....................................     128,000         730,245
 *#Izutsuya Co., Ltd...................................     123,000         233,907
 JMS Co., Ltd..........................................      59,000         179,233
 *Jac Holdings Co., Ltd................................      11,000          81,103
 Jaccs Co., Ltd........................................      84,000         244,350
 Jamco Corp............................................      18,000          65,270
 *Janome Sewing Machine Co., Ltd.......................     224,000         160,644
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         124,657
 Japan Aviation Electronics Industry, Ltd..............     130,000         784,605
 Japan Business Computer Co., Ltd......................      34,000         384,107
 #Japan Carlit Co., Ltd................................      28,000         178,017
                                                            SHARES           VALUE+
                                                            ------           ------
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000    $      1,064
 Japan Digital Laboratory Co., Ltd.....................      35,600         309,239
 Japan Foundation Engineering Co., Ltd.................      49,200         145,101
 Japan Information Processing Service Co., Ltd.........      26,000         258,113
 Japan Kenzai Co., Ltd.................................       4,000          14,827
 Japan Maintenance Co., Ltd............................      27,000          87,679
 Japan Medical Dynamic Marketing Inc...................      18,700         534,928
 *Japan Metals & Chemicals Co., Ltd....................     190,000           1,531
 Japan Oil Transportation Co., Ltd.....................      45,000          78,323
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         198,532
 Japan Pulp and Paper Co., Ltd.........................      99,000         295,163
 *#Japan Steel Works, Ltd..............................     546,000         563,155
 *#Japan Storage Battery Co., Ltd......................     187,000         409,861
 Japan Transcity Corp..................................      90,000         182,030
 Japan Vilene Co., Ltd.................................     101,000         199,394
 Japan Wool Textile Co., Ltd...........................     138,000         529,312
 Jastec Co., Ltd.......................................       8,000         228,202
 #Jeans Mate Corp......................................       9,800          72,019
 #Jeol, Ltd............................................      97,000         601,850
 Jidosha Denki Kogyo Co., Ltd..........................      10,000          20,064
 *Joban Kosan Co., Ltd.................................     101,000         106,615
 #Joint Corp...........................................      15,500         224,692
 *#Joshin Denki Co., Ltd...............................      98,000         110,555
 Jsp Corp..............................................      16,000          85,092
 *#Jujiya Co., Ltd.....................................     161,000          57,083
 Juken Sangyo Co., Ltd.................................      86,000         686,056
 *#Juki Corp...........................................     153,000         416,710
 *Jyomo Co., Ltd.......................................      48,000          66,140
 K.R.S. Corp...........................................       8,000          66,398
 KTK Telecommunications Engineering Co., Ltd...........      45,202         193,045
 Kabuki-Za Co., Ltd....................................      15,000         501,609
 Kadokawa Shoten Publishing Co., Ltd...................      27,000         509,103
 #Kaga Electronics Co., Ltd............................      33,000         569,054
 Kagawa Bank, Ltd......................................      83,350         433,203
 Kahma Co., Ltd........................................      46,000         222,400
 *Kakuei (L.) Corp.....................................     100,000             806
 Kameda Seika Co., Ltd.................................      19,000          94,923
 Kamei Corp............................................      59,000         258,153
 Kanaden Corp..........................................      50,000         169,217
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         488,796
 #Kanamoto Co., Ltd....................................      43,000         167,356
 *#Kanematsu Corp......................................     402,500         755,697
 Kanematsu Electronics, Ltd............................      38,000         280,176
 *Kanematsu-NNK Corp...................................      60,000          84,609
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         438,080
 *Kanto Bank, Ltd......................................      19,100         163,142
 Kanto Denka Kogyo Co., Ltd............................      83,000         217,364
 Kanto Natural Gas Development Co., Ltd................     104,000         458,402
 *Kanto Special Steel Works, Ltd.......................      84,000          36,551
 Kasai Kogyo Co., Ltd..................................      28,000          43,094
 Kasei (C.I.) Co., Ltd.................................      46,000         150,120
 #Kasumi Co., Ltd......................................     132,000         457,370
 Katakura Chikkarin Co., Ltd...........................      17,000          43,835
 #Katakura Industries Co., Ltd.........................      49,000         351,408

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kato Sangyo Co., Ltd..................................      51,000    $    236,300
 *Kato Spring Works Co., Ltd...........................      78,000         108,734
 Kato Works Co., Ltd...................................      82,000         103,078
 Katsumura Construction Co., Ltd.......................      48,600          44,253
 Kawada Industries, Inc................................      76,000         131,667
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000          84,560
 *Kawashima Textile Manufacturers, Ltd.................     126,000         118,791
 *Kawasho Corp.........................................     222,000         214,664
 Kawasho Gecoss Corp...................................      52,000         126,123
 Kawasumi Laboratories, Inc............................      26,000         263,560
 *Kayaba Industry Co., Ltd.............................     321,000         470,763
 Keihin Co., Ltd.......................................     100,000         117,646
 Keiyo Co., Ltd........................................     104,900         706,655
 #Kentucky Fried Chicken Japan, Ltd....................      10,000         212,328
 *#Kenwood Corp........................................     201,000         215,414
 Key Coffee, Inc.......................................      33,000         401,795
 #Kibun Food Chemifa Co., Ltd..........................      35,000         143,835
 *Kimmon Manufacturing Co., Ltd........................      41,000          41,627
 *Kimura Chemical Plants Co., Ltd......................      27,000          32,417
 *Kinki Nippon Tourist Co., Ltd........................     133,000         306,509
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         131,845
 Kinseki, Ltd..........................................      56,000         322,641
 *Kinsho-Mataichi Corp.................................      21,000          48,058
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          64,206
 Kioritz Corp..........................................      96,000         133,053
 Kishu Paper Co., Ltd..................................     125,000         162,167
 #Kisoji Co., Ltd......................................      22,000         251,908
 *Kitagawa Iron Works Co., Ltd.........................     124,000         111,909
 Kita-Nippon Bank, Ltd.................................       8,506         323,514
 Kitano Construction Corp..............................     116,000         166,381
 Kitz Corp.............................................     234,000         313,004
 Koa Corp..............................................      58,000         546,814
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         215,583
 Kobayashi Yoko Co., Ltd...............................       8,000         137,308
 Koito Industries, Ltd.................................       8,000          18,952
 #Kojima Co., Ltd......................................      40,000         524,090
 *Kokune Corp..........................................      42,000          13,199
 Kokusai Kogyo Co., Ltd................................      60,000         225,784
 Komai Tekko, Inc......................................      53,000         107,195
 *Komatsu Construction Co., Ltd........................      29,000          28,976
 *Komatsu Electronics Metals Co., Ltd..................      25,000         146,856
 #Komatsu Forklift Co., Ltd............................     153,000         210,821
 Komatsu Seiren Co., Ltd...............................      75,000         169,822
 Komatsu Wall Industry Co., Ltd........................      14,000         138,420
 Komatsu Zenoah Co.....................................      73,000         167,646
 Konaka Co., Ltd.......................................      27,000         171,876
 Kondotec, Inc.........................................       1,500           6,527
 Konishi Co., Ltd......................................      28,000         248,185
 Kosaido Co., Ltd......................................      34,000         320,546
 *Kosei Securities Co., Ltd............................     137,000         166,695
 *Krosaki Corp.........................................      96,000          92,054
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         247,807
 Kurabo Industries, Ltd................................     374,000         554,517
 Kurimoto, Ltd.........................................     204,000         369,861
 Kuroda Electric Co., Ltd..............................      18,000         421,351
 #Kyoden Co., Ltd......................................      68,000         252,053
 #Kyodo Printing Co., Ltd..............................     132,000         755,193
 Kyodo Shiryo Co., Ltd.................................     145,000         120,346
 Kyoei Sangyo Co., Ltd.................................      44,000         113,811
                                                            SHARES           VALUE+
                                                            ------           ------
 Kyoei Tanker Co., Ltd.................................      53,000    $     53,811
 Kyokuto Boeki Kaisha, Ltd.............................      36,000         100,660
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         216,034
 Kyokuyo Co., Ltd......................................     167,000         192,432
 #Kyoritsu Maintenance Co., Ltd........................       7,800         161,216
 Kyosan Electric Manufacturing Co., Ltd................      94,000         183,303
 Kyowa Electronic Instruments Co., Ltd.................      30,000          63,577
 Kyowa Leather Cloth Co., Ltd..........................      32,000         141,305
 #Kyudenko Corp........................................     122,000         438,450
 *#Kyushu-Shinwa Holdings, Inc.........................     144,000         364,349
 #Laox Co., Ltd........................................      21,000          41,797
 #Life Corp............................................      83,000         611,294
 *Lonseal Corp.........................................      18,000          11,749
 #MR Max Corp..........................................      56,300         147,894
 Maeda Road Construction Co., Ltd......................     105,000         370,586
 Maezawa Industries, Inc...............................      27,700         138,834
 Maezawa Kaisei Industries Co., Ltd....................      20,600         214,298
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          57,453
 *Magara Construction Co., Ltd.........................      61,000          52,103
 *#Makino Milling Machine Co., Ltd.....................     125,000         521,754
 *Mamiya-Op Co., Ltd...................................      58,000         137,405
 Mars Engineering Corp.................................      13,000         414,824
 Marubun Corp..........................................      37,800         317,384
 *Marudai Food Co., Ltd................................     232,000         228,073
 *Maruei Department Store Co., Ltd.....................      72,000          95,729
 Maruetsu, Inc.........................................     189,000         721,881
 Maruha Corp...........................................     434,000         433,648
 #Marusan Securities Co., Ltd..........................     117,000         386,541
 Maruwa Co., Ltd.......................................      13,000         222,078
 Maruwn Corp...........................................      44,000          84,028
 Maruya Co., Ltd.......................................      14,000         123,529
 Maruyama Manufacturing Co., Inc.......................      73,000          75,294
 *#Maruzen Co., Ltd....................................     179,000         372,133
 Maruzen Co., Ltd......................................       5,000          15,955
 Maruzen Showa Unyu Co., Ltd...........................     175,000         332,794
 Maspro Denkoh Corp....................................      27,000         262,166
 Matsuda Sangyo Co., Ltd...............................      27,000         293,713
 Matsui Construction Co., Ltd..........................      40,000          93,795
 Matsuo Bridge Co., Ltd................................      37,000          60,822
 Matsuya Co., Ltd......................................      74,000         278,467
 Matsuya Foods Co., Ltd................................      20,000         402,899
 Matsuzakaya Co., Ltd..................................     123,000         309,233
 Meiden Engineering Co., Ltd...........................      31,000         129,395
 *Meidensha Corp.......................................     296,000         555,742
 Meiji Shipping Co., Ltd...............................      47,000          62,490
 Meiko National Securities Co., Ltd....................      99,000         264,849
 Meisei Industrial Co., Ltd............................      29,000          56,083
 Meito Sangyo Co., Ltd.................................      38,000         528,200
 Meito Transportation Co., Ltd.........................       9,000          73,610
 Meiwa Estate Co., Ltd.................................      34,000         328,491
 *Meiwa Trading Co., Ltd...............................      55,000          73,569
 #Melco, Inc...........................................      28,000         526,830
 *Mercian Corp.........................................     212,000         367,282
 Milbon Co., Ltd.......................................      12,000         338,435
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         404,913
 *Minolta Co., Ltd.....................................     294,000         836,272
 Miroku Jyoho Service Co., Ltd.........................      12,000          51,442
 #Misawa Homes Co., Ltd................................     262,900         425,807
 *Misawa Resort Co., Ltd...............................      40,000          66,398

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Mito Securities Co., Ltd..............................      63,000    $    153,819
 Mitsuba Corp..........................................      67,000         277,500
 *Mitsubishi Cable Industries, Ltd.....................     270,000         308,943
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         146,131
 Mitsubishi Pencil Co., Ltd............................      61,000         369,144
 Mitsubishi Plastics, Inc..............................     310,000         504,590
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         140,740
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         197,751
 Mitsuboshi Belting, Ltd...............................     153,000         359,998
 *#Mitsui Construction Co., Ltd........................     157,000          55,664
 *Mitsui High-Tec, Inc.................................      58,000         554,759
 Mitsui Home Co., Ltd..................................      97,000         272,005
 *Mitsui Matsushima Co., Ltd...........................      90,000          94,278
 *Mitsui Mining Co., Ltd...............................     225,000         159,548
 Mitsui Sugar Co., Ltd.................................     116,000         199,096
 Mitsui-Soko Co., Ltd..................................     204,000         420,819
 Mitsumura Printing Co., Ltd...........................      49,000         144,512
 Mitsuuroko Co., Ltd...................................      76,000         428,684
 Miura Co., Ltd........................................      31,000         382,439
 Miura Printing Corp...................................      16,000          49,379
 Miyaji Iron Works Co., Ltd............................      90,000         129,089
 Miyoshi Oil & Fat Co., Ltd............................     120,000         213,697
 Miyuki Keori Co., Ltd.................................      50,000         148,670
 Mizuno Corp...........................................     179,000         519,256
 Mkc-Stat Corp.........................................      41,000         375,638
 #Morinaga & Co., Ltd..................................     220,000         395,324
 #Morishita Jinton Co., Ltd............................      19,800         174,386
 Morita Corp...........................................      72,000         241,352
 Moritex Corp..........................................      15,000         173,690
 Morozoff, Ltd., Osaka.................................      50,000          87,026
 Mory Industries, Inc..................................      66,000          92,538
 #Mos Food Services, Inc...............................      47,000         341,610
 *Mutoh Industries, Ltd................................      61,000         113,545
 Mutow Co., Ltd........................................      38,000         136,873
 Mycal Hokkaido Corp...................................      26,000         167,606
 Myojo Foods Co., Ltd..................................      25,000          47,139
 NAC Co., Ltd..........................................      13,000         104,230
 #NEC System Integration & Construction, Ltd...........      58,000         605,702
 NOF Corp..............................................      54,000         123,142
 *Nabco, Ltd...........................................     120,000         135,374
 Nachi-Fujikoshi Corp..................................     433,000         645,484
 Nagano Bank, Ltd......................................     122,000         377,500
 *Nagano Japan Radio Co., Ltd..........................       6,000          14,263
 Nagatanien Co., Ltd...................................      56,000         349,265
 Naigai Clothes Co., Ltd...............................      30,000          66,962
 *Naigai Co., Ltd......................................     109,000          79,049
 Nakabayashi Co., Ltd..................................      92,000         143,819
 Nakamuraya Co., Ltd...................................      85,000         176,711
 *#Nakano Corp.........................................      66,000          26,059
 *Nakayama Steel Works, Ltd............................     206,000         157,694
 Nemic-Lambda KK.......................................      26,484         272,948
 Neturen Co., Ltd., Tokyo..............................      67,000         172,763
 New Japan Radio Co., Ltd..............................      29,000         180,636
 Nichia Steel Works, Ltd...............................      64,900         150,090
 #Nichias Corp.........................................     237,000         452,608
 Nichiban Co., Ltd.....................................      58,000         157,968
 *Nichiboshin, Ltd.....................................       1,190             959
 Nichiha Corp..........................................      52,980         486,679
 *Nichimen Corp........................................     442,000         402,463
 Nichimo Co., Ltd......................................      54,000          66,575
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nichimo Corp.........................................      85,000    $     35,616
 Nichireki Co., Ltd....................................      44,000         140,048
 Nichiro Corp..........................................     289,000         360,957
 Nidec Tosok Corp......................................       3,000          16,922
 #Nihon Dempa Kogyo Co., Ltd...........................      28,000         496,371
 *Nihon Inter Electronics Corp.........................      11,000          21,096
 *Nihon Kentetsu Co., Ltd..............................      27,000          33,287
 Nihon Kohden Corp.....................................      85,000         375,340
 Nihon Matai Co., Ltd..................................      50,000          84,609
 Nihon Nohyaku Co., Ltd................................     103,000         156,864
 Nihon Nosan Kogyo KK..................................     201,000         294,777
 Nihon Parkerizing Co., Ltd............................      92,000         266,880
 Nihon Shokuh Kako Co., Ltd............................      26,000          50,701
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          83,932
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          97,300
 *Niigata Engineering Co., Ltd.........................     142,000           1,144
 Nikken Chemicals Co., Ltd.............................     130,000         367,685
 Nikkiso Co., Ltd......................................     107,000         515,597
 Nikko Co., Ltd., Akashi...............................      65,000         155,035
 *Nippei Toyama Corp...................................      34,000          57,260
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         352,335
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          76,502
 *#Nippon Carbon Co., Ltd..............................     177,000         186,840
 #Nippon Ceramic Co., Ltd..............................      32,000         389,877
 #Nippon Chemical Industrial Co., Ltd..................     131,000         202,674
 Nippon Chemi-Con Corp.................................     113,000         466,202
 *Nippon Chemiphar Co., Ltd............................      49,000         207,291
 *Nippon Chutetsukan KK................................      44,000          50,701
 *Nippon Columbia Co., Ltd.............................      99,000         152,368
 Nippon Concrete Industries Co., Ltd...................      65,000          65,471
 Nippon Conlux Co., Ltd................................      63,000         243,673
 *Nippon Conveyor Co., Ltd.............................      43,000          24,254
 Nippon Denko Co., Ltd.................................     159,000         286,993
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         449,748
 Nippon Denwa Shisetu Co., Ltd.........................      90,000         237,871
 Nippon Felt Co., Ltd..................................      28,000          85,286
 Nippon Fine Chemical Co., Ltd.........................      40,000         125,382
 Nippon Flour Mills Co., Ltd...........................     186,000         443,640
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000         102,336
 Nippon Gas Co., Ltd...................................      62,000         433,648
 *Nippon Hume Pipe Co., Ltd............................      43,000          57,864
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         202,271
 *Nippon Kinzoku Co., Ltd..............................      93,000          91,426
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         270,587
 Nippon Kokan Koji Corp................................      32,000          86,639
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         411,239
 *Nippon Koshuha Steel Co., Ltd........................     151,000         100,991
 *Nippon Lace Co., Ltd.................................      26,000           9,218
 Nippon Light Metal Co., Ltd...........................     570,000         546,572
 *Nippon Metal Industry Co., Ltd.......................     282,000         311,312
 Nippon Pillar Packing Co., Ltd........................      15,000          77,356
 Nippon Pipe Manufacturing Co., Ltd....................      35,000          83,481
 *Nippon Piston Ring Co., Ltd..........................     133,000         123,247
 Nippon Road Co., Ltd..................................     147,000         177,678
 Nippon Seiki Co., Ltd.................................      76,000         352,746
 *Nippon Seisen Co., Ltd...............................      39,000          59,710
 Nippon Sharyo, Ltd....................................     215,000         377,677
 Nippon Shinyaku Co., Ltd..............................      73,000         391,174
 Nippon Signal Co., Ltd................................     109,000         316,195

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Nippon Soda Co., Ltd.................................     192,000    $    493,535
 *Nippon Steel Chemical Co., Ltd.......................     306,000         500,545
 Nippon Suisan Kaisha, Ltd.............................     246,000         386,541
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         204,544
 Nippon Systemware Co., Ltd............................      20,000         320,224
 #Nippon Thompson Co., Ltd.............................      77,000         483,962
 Nippon Tungsten Co., Ltd..............................       3,000           4,956
 Nippon Typewriter Co., Ltd............................      11,000          35,987
 *Nippon Valqua Industries, Ltd........................     119,000         163,013
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000          80,282
 Nippon Yusoki Co., Ltd................................      49,000          88,444
 #Nishimatsuya Chain Co., Ltd..........................      20,400         629,585
 *Nissan Construction Co., Ltd.........................     103,000             830
 *#Nissan Diesel Motor Co., Ltd........................     284,000         254,019
 Nissan Shatai Co., Ltd................................     251,000         624,968
 *Nisseki House Industry Co., Ltd......................     260,000          58,662
 Nissha Printing Co., Ltd..............................      81,000         482,342
 #Nisshin Fire & Marine Insurance Co., Ltd.............     201,000         377,379
 *Nisshin Fudosan Co., Ltd.............................       9,000          89,927
 #Nisshin Oil Mills, Ltd...............................     196,000         614,372
 Nissho Electronics Corp...............................      23,000         349,168
 Nissin Corp...........................................     150,000         234,487
 Nissin Electric Co., Ltd..............................     187,000         307,395
 Nissin Kogyo Co., Ltd.................................      22,500         580,174
 Nissin Sugar Manufacturing Co., Ltd...................      96,000         133,827
 Nissui Pharmaceutical Co., Ltd........................      13,000          57,614
 Nitsuko Corp..........................................      75,000         272,561
 Nitta Corp............................................      42,000         362,125
 Nittetsu Mining Co., Ltd..............................     147,000         274,809
 #Nitto Boseki Co., Ltd................................     364,000         448,764
 Nitto Construction Co., Ltd...........................      39,000          94,278
 Nitto Electric Works, Ltd.............................      67,000         444,325
 Nitto Flour Milling Co., Ltd..........................      54,000         101,820
 Nitto Kohki Co., Ltd..................................      25,000         441,174
 Nitto Seiko Co., Ltd..................................      56,000          74,004
 *Nitto Seimo Co., Ltd.................................      32,000          18,823
 Nittoc Construction Co., Ltd..........................      61,000         222,666
 Noda Corp.............................................       1,300           4,274
 Nohmi Bosai, Ltd......................................      59,000         258,153
 Nomura Co., Ltd.......................................       6,000          17,695
 O-M, Ltd..............................................      46,000          43,368
 *OKK Corp.............................................     101,000          73,247
 OSG Corp..............................................     133,000         661,245
 *Obayashi Road Corp...................................      65,000         104,754
 Odakyu Construction Co., Ltd..........................      29,000          55,616
 Odakyu Real Estate Co., Ltd...........................      58,000         147,686
 Ohki Corp.............................................      73,000         124,117
 *Ohtsu Tire & Rubber Co., Ltd.........................     126,000         251,795
 Oiles Corp............................................      30,000         415,791
 #Oji Paper Co., Ltd...................................      29,430         152,248
 #Okabe Co., Ltd.......................................      39,000          98,049
 Okamoto Industries, Inc...............................     212,000         420,239
 *Oki Electric Cable Co., Ltd..........................      56,000          95,664
 Okinawa Electric Power Co., Ltd.......................      20,000         402,899
 *Okuma and Howa Machinery, Ltd........................      69,000          61,716
 *Okuma Corp...........................................     163,000         330,989
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         280,031
 Olympic Corp..........................................      31,000         432,149
 *Ono Sokki Co., Ltd...................................      43,000          84,544
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Optec Dai-Ichi Denko Co., Ltd.......................     192,333    $     80,590
 Organo Corp...........................................     101,000         420,763
 *Orient Watch Co., Ltd................................      12,000          14,601
 Oriental Construction Co., Ltd........................      39,000         130,732
 Oriental Yeast Co., Ltd...............................      34,000         169,862
 Origin Electric Co., Ltd..............................      54,000         197,984
 Osaka Securities Finance Co., Ltd.....................      54,000          87,461
 Osaka Steel Co., Ltd..................................      62,000         329,732
 Osaki Electric Co., Ltd...............................      56,000         257,662
 Oyo Corp..............................................      47,000         458,257
 P.S.C. Corp...........................................      35,000         124,375
 PCA Corp..............................................       3,000          24,585
 Pacific Industrial Co., Ltd...........................      78,000         194,842
 *Pacific Metals Co., Ltd..............................     299,000         281,892
 #Parco Co., Ltd.......................................      82,000         419,579
 *Pasco Corp...........................................     111,500         346,807
 Penta-Ocean Construction Co., Ltd.....................     379,000         378,692
 Pigeon Corp...........................................      37,000         248,951
 *Pilot Group Holdings Corp............................          32         147,235
 Pocket Card Co., Ltd..................................      41,000         409,667
 *Pokka Corp...........................................      48,000         108,299
 Poplar Co., Ltd.......................................       6,600          80,625
 *Press Kogyo Co., Ltd.................................     143,000         103,706
 *Prima Meat Packers, Ltd..............................     230,000         124,173
 Pulstec Industrial Co., Ltd...........................      21,200         125,559
 Q'Sai Co., Ltd........................................      42,000         236,227
 Raito Kogyo Co., Ltd..................................      84,900         267,492
 Rasa Industries, Ltd..................................     119,000         211,917
 Renown Look, Inc......................................      50,000          79,774
 *#Renown, Inc.........................................     402,000         259,144
 Rheon Automatic Machinery Co., Ltd....................      40,000         119,580
 *Rhythm Watch Co., Ltd................................     344,000         340,949
 Ricoh Elemex Corp.....................................      11,000          45,205
 #Ricoh Leasing Co., Ltd...............................       4,000          62,788
 Right On Co., Ltd.....................................      14,000         106,043
 Riken Corp............................................     193,000         492,995
 Riken Keiki Co., Ltd..................................      33,000         119,661
 Riken Vinyl Industry Co., Ltd.........................     123,000         325,091
 Riken Vitamin Co., Ltd................................      24,000         272,682
 Ringer Hut Co., Ltd...................................      26,000         245,961
 Rock Field Co., Ltd...................................      14,000         227,879
 #Rohto Pharmaceutical Co., Ltd........................      56,000         448,990
 Roland Corp...........................................      26,400         269,955
 Royal Co., Ltd........................................      62,000         494,598
 *Ryobi, Ltd...........................................     238,000         329,861
 Ryoden Trading Co., Ltd...............................      80,000         215,954
 Ryoyo Electro Corp....................................      45,000         455,074
 S Foods, Inc..........................................      28,000         143,722
 S.T. Chemical Co., Ltd................................      48,000         249,862
 SMK Corp..............................................     127,000         419,579
 SPC Electronic Corp...................................      29,000         188,347
 SRL, Inc..............................................      42,000         437,258
 *SXL Corp.............................................     148,000         175,309
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          70,370
 #Sagami Chain Co., Ltd................................      37,000         293,971
 Sagami Co., Ltd.......................................      60,000         192,908
 *Sailor Pen Co., Ltd..................................      44,000         120,902
 Sakai Chemical Industry Co., Ltd......................     141,000         557,861
 Sakai Heavy Industries, Ltd...........................      60,000          85,092
 *Sakai Ovex Co., Ltd..................................      85,000          51,370
 Sakata Inx Corp.......................................      92,000         250,571
 *Sakurada Co., Ltd....................................      38,000          23,884

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sala Corp.............................................      41,000    $    222,344
 San-Ai Oil Co., Ltd...................................     118,000         302,367
 Sankei Building Co., Ltd..............................      97,000         297,017
 Sanki Engineering Co., Ltd............................     105,000         547,418
 Sanko Co., Ltd........................................       2,000           9,508
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          43,078
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         295,067
 *Sankyo Seiki Manufacturing Co., Ltd..................      76,000         225,365
 Sankyo Seiko Co., Ltd.................................      86,000         228,685
 *Sankyu, Inc., Tokyo..................................     415,000         414,663
 Sanoh Industrial Co., Ltd.............................      53,000         182,360
 Sanshin Electronics Co., Ltd..........................      51,000         228,081
 Sanwa Electric Co., Ltd...............................      17,000          27,260
 Sanyo Denki Co., Ltd..................................      65,000         171,272
 Sanyo Engineering & Construction, Inc.................       9,000          22,699
 Sanyo Industries, Ltd., Tokyo.........................      48,000         148,911
 Sanyo Special Steel Co., Ltd..........................     339,000         322,335
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         246,437
 *Sata Construction Co., Ltd., Gumma...................      61,000          34,408
 Sato Shoji Corp.......................................      31,000          80,934
 Satori Electric Co., Ltd..............................      10,400          56,316
 *Sawafugji Electric Co., Ltd..........................      31,000          48,211
 Secom Techno Service Co., Ltd.........................       9,000         211,763
 *Seijo Corp...........................................       8,000          87,284
 Seika Corp............................................     145,000         175,261
 *Seikitokyu Kogyo Co., Ltd............................      86,000          56,825
 *Seiko Corp...........................................     102,407         239,306
 Seirei Industry Co., Ltd..............................      12,000          13,054
 Seiren Co., Ltd.......................................      81,000         277,396
 Sekisui Jushi Co., Ltd................................      85,000         287,670
 Sekisui Plastics Co., Ltd.............................     150,000         251,409
 Sekiwa Real Eastate, Ltd..............................      16,000          79,935
 Senko Co., Ltd........................................     205,000         389,845
 Senshukai Co., Ltd....................................      70,000         350,844
 Shaddy Co., Ltd.......................................      27,000         256,727
 *#Shibaura Engineering Works Co., Ltd.................      71,000         304,938
 Shibusawa Warehouse Co., Ltd..........................     119,000         233,012
 Shibuya Kogyo Co., Ltd................................      54,000         362,464
 *Shikibo, Ltd.........................................     155,000          69,943
 #Shikoku Chemicals Corp...............................      89,000         329,893
 Shikoku Coca-Cola Bottling Co., Ltd...................      31,000         263,786
 Shimizu Bank, Ltd.....................................      12,600         534,050
 *#Shimura Kako Co., Ltd...............................      55,000          54,512
 Shin Nippon Air Technologies Co., Ltd.................      37,180         116,842
 Shinagawa Fuel Co., Ltd...............................     160,000         629,166
 Shinagawa Refractories Co., Ltd.......................     116,000         160,773
 #Shindengen Electric Manufacturing Co., Ltd...........     106,000         345,075
 Shin-Etsu Polymer Co., Ltd............................     111,000         442,745
 #Shinkawa, Ltd........................................      21,000         499,191
 Shin-Keisei Electric Railway Co., Ltd.................      32,000          97,985
 Shinki Co., Ltd.......................................      61,000         343,092
 *Shinko Electric Co., Ltd.............................     257,000         540,504
 Shinko Shoji Co., Ltd.................................      41,000         177,743
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         295,784
 *Shinmaywa Industries, Ltd............................     168,000         299,176
 *Shinsho Corp.........................................     110,000         125,865
                                                            SHARES           VALUE+
                                                            ------           ------
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000    $    143,835
 *Shinyei Kaisha.......................................      54,000          52,651
 Shiroki Co., Ltd......................................     132,000         231,876
 Sho-Bond Corp.........................................      39,100         296,163
 Shobunsha Publications, Inc...........................      25,000         275,784
 *#Shochiku Co., Ltd...................................      99,000         470,666
 Shoei Co., Ltd........................................       6,000          66,478
 Shoko Co., Ltd........................................     156,000         196,099
 Shokusan Bank, Ltd....................................      52,000         160,902
 *Shokusan Jutaku Sogo Co., Ltd........................     204,000           1,644
 *Showa Aircraft Industry Co., Ltd.....................      22,000          53,892
 #Showa Corp...........................................     117,000       1,018,205
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......     313,000         305,180
 Showa Highpolymer Co., Ltd............................      79,000         187,154
 Showa Mining Co., Ltd.................................       8,000           9,412
 Showa Sangyo Co., Ltd.................................     282,000         524,912
 Showa Tansan Co., Ltd.................................       9,000          25,383
 *Siix Corp............................................       6,000         102,497
 *Silver Seiko, Ltd....................................      87,000          44,867
 Sintokogio, Ltd., Nagoya..............................     108,000         271,521
 *#Snow Brand Milk Products Co., Ltd...................     225,000         244,761
 Snow Brand Seed Co., Ltd..............................       4,000           9,863
 Soda Nikka Co., Ltd...................................      35,000          51,893
 *#Sodick Co., Ltd.....................................      64,000         208,863
 Sogo Medical Co., Ltd.................................       8,800         209,894
 *Sokkisha Co., Ltd....................................      40,000         146,655
 Sonton Food Industry Co., Ltd.........................      15,000         102,981
 Sotetsu Rosen Co., Ltd................................      42,000         191,892
 Sotoh Co., Ltd........................................      12,000          55,116
 Star Micronics Co., Ltd...............................      59,000         451,174
 #Stella Chemifa Corp..................................      14,000         273,004
 Subaru Enterprise Co., Ltd............................      36,000         102,111
 Sumida Corp...........................................      16,000         464,139
 *Suminoe Textile Co., Ltd.............................     142,000         163,625
 *Sumitomo Coal Mining Co., Ltd........................     181,000          59,798
 *#Sumitomo Construction Co., Ltd......................     428,000         179,338
 Sumitomo Densetsu Co., Ltd............................      50,700         193,239
 *Sumitomo Heavy Industries, Ltd.......................     618,000         717,095
 *Sumitomo Light Metal Industries, Ltd.................     493,000         393,285
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         371,456
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         220,273
 *#Sumitomo Special Metals Co., Ltd....................      76,000         535,855
 #Sumitomo Warehouse Co., Ltd..........................     203,000         588,876
 *Sun Wave Corp........................................      88,000         137,566
 Sun-S, Inc............................................      56,300         343,423
 SunTelephone Co., Ltd.................................      65,000         167,082
 Suruga Corp...........................................      11,000         226,026
 *Suzutan Co., Ltd.....................................      62,000          81,434
 #Sysmex Corp..........................................      23,700         491,758
 T.Hasegawa Co., Ltd...................................      18,000         229,169
 TKC Corp..............................................       5,400          78,280
 TOC Co., Ltd..........................................      80,000         395,163
 TYK Corp..............................................      67,000         141,450
 Tabai Espec Corp......................................      34,000         164,657
 Tachihi Enterprise Co., Ltd...........................      17,000         345,203
 Tachikawa Corp........................................      14,000          66,784
 Tachi-S Co., Ltd......................................      16,000          84,834
 Tadano, Ltd...........................................     206,000         303,769
 Taihei Dengyo Kaisha, Ltd.............................      66,000         174,971
 Taihei Kogyo Co., Ltd.................................     114,000         112,989

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Taiheiyo Kouhatsu, Inc...............................      90,000    $     50,765
 Taiho Kogyo Co., Ltd..................................      30,000         259,386
 Taikisha, Ltd.........................................      97,000         726,909
 *Taisei Fire & Marine Insurance Co., Ltd..............     118,000             951
 *Taisei Prefab Construction Co., Ltd..................     134,000          99,339
 Taisei Rotec Corp.....................................     127,000         168,855
 Taito Co., Ltd........................................      70,000         179,370
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         489,796
 Takada Kiko Co., Ltd..................................      31,000         109,161
 Takagi Securities Co., Ltd............................      94,000         146,945
 Takamatsu Corp........................................      19,500         166,558
 Takano Co., Ltd.......................................      15,000         121,595
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000         206,155
 *#Taka-Q Co., Ltd.....................................      69,500          47,042
 Takara Printing Co., Ltd..............................       6,000          35,294
 *Takarabune Corp......................................      52,000          41,063
 Takasago Electric Industry Co., Ltd...................      22,000         203,689
 Takasago International Corp...........................     136,000         530,408
 *Takashima & Co., Ltd.................................      60,000          56,083
 Takigami Steel Construction Co., Ltd..................      18,000          50,040
 Takiron Co., Ltd......................................     140,000         328,282
 Tamura Corp...........................................     112,000         307,750
 *Tamura Electric Works, Ltd...........................      74,000         152,650
 Tanseisha Co., Ltd....................................      26,000         102,659
 Tasaki Shinju Co., Ltd................................      53,000         164,850
 *Tateho Chemical Industries Co., Ltd..................      26,500          68,332
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         133,247
 Taya Co., Ltd.........................................       5,000          67,284
 *Tayca Corp...........................................      74,000         128,799
 *Teac Corp............................................     109,000         226,606
 Techno Ryowa, Ltd.....................................      16,400          52,464
 Tecmo, Ltd............................................      22,000         236,131
 Teijin Seiki Co., Ltd.................................     138,000         375,856
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         194,648
 Teikoku Piston Ring Co., Ltd..........................      42,000         111,683
 Teikoku Sen-I Co., Ltd................................      39,000         106,849
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         232,352
 Teisan KK.............................................      39,000         154,302
 Tekken Corp...........................................     274,000         249,491
 Ten Allied Co., Ltd...................................      37,000         134,761
 Tenma Corp............................................      50,000         649,069
 Teraoka Seisakusho Co., Ltd...........................      13,000          53,424
 Tetra Co., Ltd., Tokyo................................      41,000          60,129
 #The Daito Bank, Ltd..................................     114,000         289,362
 Thermal Engineering Co., Ltd..........................       1,000           4,440
 Tigers Polymer Corp...................................      16,000          60,596
 *Titan Kogyo KK.......................................      36,000          37,711
 Toa Corp..............................................     293,000         335,260
 Toa Doro Kogyo Co., Ltd...............................      85,000         163,013
 Toa Oil Co., Ltd......................................      67,000          75,584
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          30,588
 Toagosei Co., Ltd.....................................     280,000         448,990
 *Tobu Store Co., Ltd..................................      71,000         113,279
 Tochigi Bank, Ltd.....................................      76,000         410,312
 Tochigi Fuji Industrial Co., Ltd......................      51,000         110,136
 Toda Kogyo Corp.......................................      88,000         326,896
 Todentu Corp..........................................      57,000         120,797
                                                            SHARES           VALUE+
                                                            ------           ------
 Toenec Corp...........................................     101,000    $    332,053
 Tohcello Co., Ltd.....................................       8,000          16,761
 Toho Co., Ltd.........................................      35,000         252,416
 Toho Real Estate Co., Ltd.............................      98,000         354,567
 #Toho Titanium Co., Ltd...............................      44,000         280,095
 #Toho Zinc Co., Ltd...................................     205,000         303,947
 Tohoku Bank, Ltd......................................      63,000         104,576
 Tohoku Misawa Homes Co., Ltd..........................      24,000          95,342
 Tohoku Pioneer Corp...................................      26,800         532,326
 *Tohpe Corp...........................................      36,000          25,528
 Tohto Suisan Co., Ltd.................................      54,000          90,072
 Tokai Carbon Co., Ltd.................................     275,000         551,770
 #Tokai Corp...........................................     108,000         372,472
 *Tokai Kanko Co., Ltd.................................     333,000          93,916
 Tokai Pulp Co., Ltd...................................      88,000         277,259
 *Tokai Senko KK, Nagoya...............................      47,000          38,630
 Tokai Tokyo Securities Co., Ltd.......................     366,250         607,954
 Tokico, Ltd...........................................     189,000         470,594
 *Tokimec, Inc.........................................     119,000          99,725
 *Tokin Corp...........................................      86,000         571,713
 Toko Electric Corp....................................      39,000          82,336
 *#Toko, Inc...........................................     129,000         383,567
 Tokushima Bank, Ltd...................................      61,200         350,135
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         431,504
 Tokyo Biso Kogyo Corp.................................       5,000          24,416
 Tokyo Denki Komusho Co., Ltd..........................      57,000         156,623
 Tokyo Denpa Co., Ltd..................................      11,000         148,202
 *Tokyo Dome Corp......................................     113,000         314,140
 Tokyo Kikai Seisakusho, Ltd...........................     132,000         400,997
 Tokyo Leasing Co., Ltd................................      86,000         401,932
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000         104,576
 #Tokyo Rakutenchi Co., Ltd............................      92,000         279,483
 *Tokyo Rope Manufacturing Co., Ltd....................     286,000         214,326
 Tokyo Sangyo Co., Ltd.................................      36,500          90,588
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         318,080
 #Tokyo Tatemono Co., Ltd..............................     244,000         483,672
 *#Tokyo Tekko Co., Ltd................................      67,000         114,995
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         111,232
 *Tokyo Tomin Bank, Ltd................................      45,200         424,317
 Tokyo Tungsten Corp...................................      32,200         373,632
 Tokyotokeiba Co., Ltd.................................     422,000         428,458
 *Tokyu Car Corp.......................................     213,000         142,457
 Tokyu Community Corp..................................      19,000         225,212
 *#Tokyu Construction Co., Ltd.........................     356,000         218,016
 *#Tokyu Department Store Co., Ltd.....................     406,000         405,670
 Tokyu Livable Inc.....................................      12,000          77,840
 Tokyu Recreation Corp.................................      32,000         164,512
 Tokyu Store Chain Corp................................     175,000         466,758
 *Tokyu Tourist Corp...................................      38,000          38,582
 Toli Corp.............................................     101,000         143,238
 Tomato Bank, Ltd......................................     128,000         307,363
 Tomen Electronics Corp................................      10,000         277,194
 Tomoe Corp............................................      56,000         111,007
 *Tomoegawa Paper Co., Ltd.............................      55,000         160,877
 Tomoku Co., Ltd.......................................     185,000         323,487
 Tomy Co., Ltd.........................................      27,000         326,130
 Tonami Transportation Co., Ltd........................     173,000         365,236
 Topcon Corp...........................................      68,000         197,807
 Topre Corp............................................      85,000         310,272
 #Topy Industries, Ltd.................................     325,000         518,530
 Torigoe Co., Ltd......................................      35,000         104,351

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000    $    196,534
 Tose Co., Ltd.........................................       6,100         106,663
 *Toshiba Ceramics Co., Ltd............................     206,000         604,219
 *#Toshiba Chemical Corp...............................      27,000          46,341
 *Toshiba Engineering & Construction Co., Ltd..........     101,000         191,256
 *#Toshiba Machine Co., Ltd............................     294,000         862,332
 Toshiba Tungaloy Co., Ltd.............................     124,000         361,706
 Tosho Printing Co., Ltd...............................      94,000         224,962
 *Totenko Co., Ltd.....................................      35,000          71,917
 Totetsu Kogyo Co., Ltd................................      53,000          81,144
 *Totoku Electric Co., Ltd., Tokyo.....................      62,000          69,943
 Tottori Bank, Ltd.....................................     127,000         355,107
 *#Towa Corp...........................................      28,000         381,529
 *#Towa Real Estate Development Co., Ltd...............     160,000          77,356
 Toyo Bussan Co., Ltd..................................      11,000          56,639
 #Toyo Chemical Co., Ltd...............................      52,000         185,623
 #Toyo Communication Equipment Co., Ltd................      79,000         270,546
 *Toyo Construction Co., Ltd...........................     290,000         137,872
 *Toyo Electric Co., Ltd...............................      67,000          68,565
 *#Toyo Engineering Corp...............................     247,000         410,006
 *#Toyo Kanetsu KK.....................................     206,000         235,712
 Toyo Kohan Co., Ltd...................................     140,000         498,627
 Toyo Radiator Co., Ltd................................     104,000         243,028
 Toyo Securities Co., Ltd..............................     113,000         198,500
 *#Toyo Shutter Co., Ltd...............................      77,000          32,264
 *Toyo Sugar Refining Co., Ltd.........................      60,000          39,645
 Toyo Tire & Rubber Co., Ltd...........................     307,000         561,552
 *Toyo Umpanki Co., Ltd................................     146,000         374,115
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         156,889
 Trusco Nakayama Corp..................................      36,000         443,833
 Tsubaki Nakashima Co., Ltd............................      47,000         405,235
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          66,301
 *Tsudakoma Corp.......................................     101,000         236,832
 *Tsugami Corp.........................................     124,000         226,816
 *Tsukamoto Co., Ltd...................................      44,000          41,837
 Tsukishima Kikai Co., Ltd.............................      60,000         326,348
 *#Tsumura & Co........................................     124,000         632,486
 Tsurumi Manufacturing Co., Ltd........................      42,000         179,370
 Tsurumi Soda Co., Ltd.................................       7,000          20,024
 Tsutsumi Jewelry Co., Ltd.............................      24,800         485,606
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         174,495
 *Tsuzuki Denki Co., Ltd...............................       5,000          14,303
 U-Shin, Ltd...........................................      38,000         180,660
 Ube Material Industries, Ltd..........................      16,000          24,496
 Uchida Yoko Co., Ltd..................................      72,000         211,763
 Ueki Corp.............................................      47,000          69,307
 Unicafe, Inc..........................................       4,200          54,150
 #Uniden Corp..........................................      76,000         456,242
 Unimat Offisco Corp...................................      27,700         261,597
 Unisia Jecs Corp......................................     215,000         306,646
 *#Unitika, Ltd........................................     699,000         478,764
                                                            SHARES           VALUE+
                                                            ------           ------
 *Utoc Corp............................................      38,000    $     34,907
 Wakachiku Construction Co., Ltd.......................     194,000         150,072
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         136,147
 Wakodo Co., Ltd.......................................       2,000          52,699
 Warabeya Nichiyo Co., Ltd.............................       6,000          44,818
 Xebio Co., Ltd........................................      12,000         198,710
 Yahagi Construction Co., Ltd..........................      59,000         189,693
 Yaizu Suisankagaku Industry Co., Ltd..................      14,000         156,470
 Yamaichi Electronics Co., Ltd.........................      21,000         284,285
 Yamamura Glass Co., Ltd...............................     213,000         334,688
 *Yamatane Corp........................................     131,000          90,781
 Yamatane Securities Co., Ltd..........................     255,000         431,504
 Yamato Corp...........................................      36,000         122,707
 Yamato International, Inc.............................      43,000          47,469
 Yamato Kogyo Co., Ltd.................................     130,000         765,749
 Yamaura Corp..........................................      19,000          51,901
 Yamazen Co., Ltd......................................     140,000         207,573
 Yaoko Co., Ltd........................................      29,000         373,890
 Yasuda Warehouse Co., Ltd.............................      18,000          60,918
 Yellow Hat, Ltd., Tokyo...............................      44,000         308,459
 Yodogawa Steel Works, Ltd.............................     264,000         563,736
 Yokogawa Bridge Corp..................................      70,400         253,575
 *Yokohama Matsuzakaya, Ltd............................      27,000          18,058
 #Yokohama Reito Co., Ltd..............................     111,000         542,922
 Yokowo Co., Ltd.......................................      28,000         190,200
 Yomeishu Seizo Co., Ltd...............................      46,000         319,144
 Yomiuri Land Co., Ltd.................................     157,000         436,460
 Yondenko Corp.........................................      58,800         210,845
 Yonekyu Corp..........................................      41,500         289,595
 Yonex Co., Ltd........................................      19,000          64,609
 Yorozu Corp...........................................      26,800          79,471
 Yoshihara Oil Mill, Ltd...............................      36,000          71,651
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         545,847
 *#Yuasa Corp..........................................     260,000         437,870
 Yuasa Funashoku Co., Ltd..............................      33,000          45,471
 *Yuasa Trading Co., Ltd...............................     174,000         186,478
 *Yuken Kogyo Co., Ltd.................................      60,000          64,786
 Yuki Gosei Kogyo Co., Ltd.............................      14,000          37,228
 Yukiguni Maitake Co., Ltd.............................      26,000         125,704
 *Yuraku Real Estate Co., Ltd..........................      39,000          69,137
 Yurtec Corp...........................................     119,000         346,162
 #Yushin Precision Equipment Co., Ltd..................      15,000         454,470
 Yushiro Chemical Industry Co., Ltd....................      10,000          45,125
 Zenchiku Co., Ltd.....................................     126,000         141,127
 Zenrin Co., Ltd.......................................      49,600         388,484
 #Zensho Co., Ltd......................................      17,000         345,203
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $431,592,596)..................................                 236,684,311
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $10,210)......................................                      10,740
                                                                       ------------
TOTAL -- JAPAN
  (Cost $431,602,806)..................................                 236,695,051
                                                                       ------------

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $5,013,443) to be
   repurchased at $4,939,687
   (Cost $4,939,000)...................................    $  4,939    $  4,939,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $436,541,806)++................................                $241,634,051
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $439,318,285.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRALIA -- (31.1%)
COMMON STOCKS -- (31.1%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $     12,798
 A.P. Eagers, Ltd......................................       23,258         62,404
 ARB Corporation, Ltd..................................       12,738         99,504
 Abigroup, Ltd.........................................      129,710        170,343
 Adelaide Bank, Ltd....................................      116,153        486,546
 Adelaide Brighton, Ltd................................      654,649        292,750
 Adsteam Marine, Ltd...................................      335,835        382,106
 Adtrans Group, Ltd....................................       29,000         37,592
 *Agenix, Ltd..........................................      149,379         32,132
 *Allstate Explorations NL.............................       49,087          3,473
 Altium................................................       44,500         31,487
 Amalgamated Holdings, Ltd.............................      266,483        399,740
 *Amity Oil NL.........................................       90,907         37,050
 *Amrad Corp., Ltd.....................................      135,523         56,768
 *Anaconda Nickel NL...................................      500,170        103,341
 *Anzoil NL............................................      123,126          1,673
 #Aquarius Platinum (Australia), Ltd...................       44,452        267,980
 *Ariadne Australia, Ltd...............................      270,353         34,433
 *Ashanti Goldfields Co., Ltd..........................       16,421         93,045
 *Asia Pacific Specialty Chemicals, Ltd................       88,182         34,941
 Atkins Carlyle, Ltd...................................       78,065        160,408
 *Atlas Pacific, Ltd...................................       82,585         22,439
 *AuIron Energy, Ltd...................................      260,290         23,574
 *Auridiam Consolidated NL.............................       63,097          1,929
 Aurion Gold, Ltd......................................      741,000      1,971,414
 *Aurora Gold, Ltd.....................................      226,812         25,678
 *Ausdoc Group, Ltd....................................      116,098        127,494
 *Ausdrill, Ltd........................................      103,961         21,774
 *Ausmelt, Ltd.........................................       36,118         24,943
 *Aussie Online, Ltd...................................       39,486          1,900
 *Austal, Ltd..........................................       35,300         27,775
 *Austar United Communications, Ltd....................      364,100         42,251
 *Austpac Resources NL.................................      355,118         14,071
 Australand Holdings, Ltd..............................      445,600        398,533
 *Australia Net.Com, Ltd...............................       36,169          3,992
 *Australian Magnesium Corp., Ltd......................       98,792         28,520
 Australian Oil & Gas Corp., Ltd.......................      121,312        159,314
 #Australian Pharmaceutical Industries, Ltd............      287,700        561,850
 Australian Pipeline Trust.............................      124,100        172,810
 Australian Provincial Newspaper Holdings, Ltd.........      526,089      1,110,785
 *Australian Resources, Ltd............................      141,446         18,415
 *Australian Worldwide Exploration, Ltd................      308,100        141,266
 #Autron Corporation, Ltd..............................      452,247         58,880
 *Avatar Industries, Ltd...............................       45,901          7,795
 Bank of Queensland, Ltd...............................      136,728        555,704
 *Beach Petroleum NL...................................       53,100          9,919
 *Beaconsfield Gold NL.................................       89,078         10,337
 #Bendigo Bank, Ltd....................................      159,659        643,480
 *Bendigo Mining NL....................................      849,735        137,085
 *Beyond International, Ltd............................       61,256         15,604
 *Biota Holdings, Ltd..................................       97,808         25,745
 *Black Range Minerals NL..............................      169,951          4,329
 Blackmores, Ltd.......................................       27,894        106,580
                                                            SHARES           VALUE+
                                                            ------           ------
 *Bligh Oil & Minerals NL Issue 00.....................       88,266   $      6,245
 *Boulder Group NL.....................................       78,500          3,333
 Brandrill, Ltd........................................       97,929          7,761
 Brickworks, Ltd.......................................       57,178        213,616
 Bridgestone Australia, Ltd............................       49,000         51,313
 Bristile, Ltd.........................................       81,032        126,139
 Buderim Ginger, Ltd...................................        8,234          2,517
 *#Burns, Philp & Co., Ltd.............................      651,721        250,861
 Burswood, Ltd.........................................      575,900        319,474
 *CI Technologies Group, Ltd...........................      109,822        145,468
 *Caltex Australia, Ltd................................      407,700        371,559
 Campbell Brothers, Ltd................................       77,911        253,588
 *Cape Range, Ltd......................................      723,230         20,470
 Casinos Austria International, Ltd....................      258,299         83,341
 Cedar Woods Properties, Ltd...........................       50,913         17,292
 *Centamin Egypt, Ltd..................................      261,882         47,437
 *#Centaur Mining & Exploration, Ltd...................       62,058         16,862
 Central Equity, Ltd...................................      129,405        135,514
 Centro Properties, Ltd................................      222,000        473,757
 *Charter Pacific Corp., Ltd...........................       72,823         29,680
 *Circadian Technologies, Ltd..........................       40,370         39,305
 *Cityview Energy Corp., Ltd...........................       52,581          6,548
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      326,034         18,271
 Clough, Ltd...........................................      438,201        198,438
 Coates Hire, Ltd......................................      442,500        546,049
 Comet Resources NL....................................       83,600          3,691
 Consolidated Manufacturing Industries, Ltd............       32,784         23,939
 Consolidated Minerals, Ltd............................      123,800         44,149
 *Consolidated Paper Industries, Ltd...................       68,585         34,941
 *Coplex Resources NL..................................      231,400         11,789
 Corporate Express Australia, Ltd......................      352,710        938,377
 Coventry Group, Ltd...................................       63,616        129,637
 Crane (G.E) Holdings, Ltd.............................      101,389        496,442
 *#Croesus Mining NL...................................      643,500        302,335
 *Cudgen RZ, Ltd.......................................       36,650          3,942
 *Dalrymple Resources NL...............................       75,462         80,733
 Danks Holdings, Ltd...................................       10,425         52,078
 *Davnet, Ltd..........................................      402,200          8,424
 *Denehurst, Ltd.......................................       95,000          3,926
 Devine, Ltd...........................................       44,183         14,256
 *Diamin Resources NL..................................      212,131         17,411
 *Didasko, Ltd.........................................       14,403            815
 *Dominion Mining, Ltd.................................      168,015         73,232
 Downer Group, Ltd.....................................      371,005        157,508
 *#Durban Roodepoort Deep, Ltd.........................       18,619         89,585
 *#Easycall Communications (Philippines), Ltd..........      177,300         10,036
 *Ecorp, Ltd...........................................      254,988         56,292
 *Emporer Mines, Ltd...................................      120,600         69,632
 Energy Developments, Ltd..............................      164,549        344,634
 Energy Resources of Australia, Ltd. Series A..........      231,589        249,077
 *Energy World Corp., Ltd..............................      325,630          5,530
 Envestra, Ltd.........................................      300,200        144,441

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Environmental Solutions International, Ltd............       67,364   $     14,871
 Equigold NL...........................................       99,000         47,634
 Fleetwood Corp., Ltd..................................       44,370         62,539
 Foodland Associates, Ltd..............................      100,515      1,069,672
 *Forest Place Group, Ltd..............................       85,192         12,779
 *Formulab Neuronetics Corp., Ltd......................        1,061            192
 Forrester Parker Group, Ltd...........................      142,602         88,793
 Freedom Furniture, Ltd................................      133,595        147,464
 Futuris Corp., Ltd....................................      472,000        408,785
 GRD NL................................................      142,500        107,282
 *GRD NL (Issue 2002)..................................       14,250         10,567
 GUD Holdings, Ltd.....................................       83,979        137,857
 GWA International, Ltd................................      415,102        556,884
 Gazal Corp., Ltd......................................       71,177         82,595
 *Geo2, Ltd............................................      164,199          5,577
 George Weston Foods, Ltd..............................       77,119        225,691
 *Golden West Refining Corp., Ltd......................       17,330          3,532
 *Goldstream Mining NL.................................       90,901         33,961
 Gowing Bros., Ltd.....................................       54,814         57,712
 *Gowing Retail, Ltd...................................        3,615          1,883
 *Gradipore, Ltd.......................................       21,628         23,506
 Graincorp, Ltd. Series A..............................       36,600        267,259
 Grand Hotel Group.....................................      369,971        154,975
 *Greenfields Energy Corp., Ltd........................      193,687         10,196
 *Green's Foods, Ltd...................................       66,082         12,531
 Gunns, Ltd............................................       83,239        354,800
 *Gutnick Resources NL.................................       29,230          2,565
 *Gympie Gold, Ltd.....................................      205,364        146,473
 *HIH Insurance, Ltd...................................      791,605         78,417
 *Hamilton Island, Ltd.................................       52,600         61,038
 Hancock and Gore, Ltd.................................       57,722         42,476
 *Haoma Mining NL......................................       98,816          4,027
 *Hardman Resources NL.................................      337,382        129,865
 *Hartley Poynton, Ltd.................................       84,981         28,863
 Healthscope, Ltd......................................       60,332         85,379
 *Helix Resources NL...................................       25,000          3,962
 Henry Walker Group, Ltd...............................      287,948        171,145
 *Herald Resources, Ltd................................       69,910         27,701
 Hills Industries, Ltd.................................      237,901        420,158
 Hills Motorway Group Hly..............................      223,000        641,254
 Housewares International, Ltd.........................       89,561         98,352
 Iluka Resources, Ltd..................................      235,000        690,394
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          1,877
 Institute of Drug Technology Australia, Ltd...........       44,372         81,631
 *Intellect Holdings, Ltd..............................       75,070         23,797
 Iron Carbide Australia, Ltd...........................       94,085        167,762
 *Ixla, Ltd............................................       89,921          1,527
 *Johnson's Well Mining NL.............................       10,000            991
 #Jones (David), Ltd...................................      636,972        411,043
 Joyce Corp., Ltd......................................       13,049          3,398
 *Jubilee Gold Mines NL................................      133,974        128,923
 Jupiters, Ltd.........................................      156,000        463,602
 KTS Corp., Ltd........................................       43,000         62,068
 *Keycorp, Ltd.........................................       67,609         41,715
 Kidston Gold Mines, Ltd...............................      246,300         29,975
 *Kingsgate Consolidated NL............................       83,407        125,115
 *Kresta Holdings, Ltd.................................       56,700          2,985
 Lemarne Corp., Ltd....................................       20,790         15,887
 *Lynas Gold NL........................................       40,500          6,419
                                                            SHARES           VALUE+
                                                            ------           ------
 *MacMahon Holdings, Ltd...............................      192,179   $     34,811
 Magellan Petroleum Australia, Ltd.....................       32,760         32,638
 Maryborough Sugar Factory, Ltd........................          600          2,143
 Maxi-Cube, Ltd........................................      141,915         12,050
 McConnell Dowell Corp., Ltd...........................       62,776         58,988
 McGuigan (Brian) Wines, Ltd...........................       53,209        144,573
 McPherson's, Ltd......................................       61,500         67,885
 *Metal Storm, Ltd.....................................       22,100         13,886
 *Micromedical Industries, Ltd.........................      150,461         62,174
 *Mikoh Corp., Ltd.....................................       39,999          2,491
 Miller's Retail, Ltd..................................      102,883        153,166
 *Mineral Deposits, Ltd................................       49,458          4,059
 *Mobile Innovations, Ltd..............................       84,600          7,662
 Monadelphous Group, Ltd...............................       18,988         27,946
 *Mosaic Oil NL........................................      345,724         32,291
 *Murchison United NL..................................       71,536         23,486
 *Namoi Cotton Cooperative, Ltd........................      135,353         21,453
 National Can Industries, Ltd..........................       97,017         63,155
 National Foods, Ltd...................................      480,388        821,223
 *Nautronix, Ltd.......................................       74,694         25,369
 Neverfail Springwater, Ltd............................       24,886         33,668
 *New Tel, Ltd.........................................      118,238         12,047
 Newcrest Mining, Ltd..................................       65,000        298,030
 *Normandy Mt. Leyshon, Ltd............................      133,376          9,815
 *Normans Wine, Ltd....................................       35,848          2,232
 North Flinders Mines, Ltd.............................       76,000        795,879
 *Novogen, Ltd.........................................      105,184        157,782
 *Novus Petroleum, Ltd.................................      245,359        287,498
 Nufarm, Ltd...........................................      391,902        920,635
 OPSM Protector, Ltd...................................      257,306        521,428
 Oil Company of Australia, Ltd.........................       51,800        116,115
 *Online Advantage, Ltd................................        2,475             45
 *Orbital Engine Corp., Ltd............................      537,358         94,295
 Orica, Ltd............................................       30,000        156,742
 *Oriel Communications, Ltd............................       27,653            720
 *Oropa, Ltd...........................................      333,580          3,588
 Oroton International, Ltd.............................       38,427         97,449
 *PMP Communications, Ltd..............................      381,871        201,030
 Pacific BBA, Ltd......................................      279,219        654,345
 *Pacific Dunlop, Ltd..................................       94,847        359,716
 Pacific Hydro, Ltd....................................      150,350        287,662
 *Pan Pacific Petroleum NL.............................      327,800         13,360
 *Pan Palladium, Ltd...................................        3,925            755
 Paperlinx, Ltd........................................      215,513        641,684
 *Payce Consolidated, Ltd..............................       18,000          7,947
 Penfold (W.C.), Ltd...................................       14,100          9,099
 *Peptide Technology, Ltd..............................      176,600        266,909
 *Perilya Mines NL.....................................      263,500        129,766
 Permanent Trustee Co., Ltd............................       20,052         88,535
 Perpetual Trustees Australia, Ltd.....................       40,000      1,048,568
 Peter Lehmann Wines, Ltd..............................       35,586         83,798
 *Petsec Energy, Ltd...................................       97,992         11,094
 *Pima Mining NL.......................................      236,061         22,716
 *Plantcorp NL.........................................        4,329              0
 Plaspak Group, Ltd....................................       88,075         64,812
 *Pocketmail Group, Ltd................................       10,933            186
 *Polartechnics, Ltd...................................       43,405         62,162
 *Port Douglas Reef Resorts, Ltd.......................      251,655         13,248
 Portman Mining, Ltd...................................      241,600        277,623
 *Powerlan, Ltd........................................      182,400         14,455
 *Precious Metals Australia, Ltd.......................       10,606            516
 *Preston Resources NL.................................       64,000          9,781

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Primary Health Care, Ltd..............................       42,682   $     96,642
 Prime Television, Ltd.................................      172,440        220,601
 *Progen Industries, Ltd...............................       24,788         18,942
 *Prophecy International Holdings, Ltd.................       51,900          7,051
 *Psiron, Ltd..........................................       40,381          1,577
 *Quantum Resources, Ltd...............................      115,007          1,758
 Queensland Cotton Holdings, Ltd.......................       39,866         89,363
 *Quiktrak Networks, Ltd...............................      555,093         12,569
 Raptis Group, Ltd.....................................       12,000            832
 Rebel Sport, Ltd......................................       88,284        104,945
 *Redfire Resources NL.................................       27,900            979
 Reece Australia, Ltd..................................      160,500        649,595
 *Reinsurance Australia Corp., Ltd.....................      399,993         29,435
 *Renewable Energy Corp., Ltd..........................      104,360          8,861
 *Resolute Mining, Ltd.................................       64,809         32,650
 Ridley Corp., Ltd.....................................      579,659        452,807
 Rock Building Society, Ltd............................       11,373         22,210
 Rural Press, Ltd......................................      211,201        543,963
 SPC, Ltd..............................................      110,224         84,231
 Sabre Group, Ltd......................................       40,702         39,168
 Schaffer Corp., Ltd...................................       16,698         89,795
 Select Harvests, Ltd..................................       42,100         69,110
 Servcorp, Ltd.........................................       21,300         27,852
 *Shield Telecommunications, Ltd.......................      286,300          5,510
 #Sigma Co., Ltd.......................................       69,800        175,428
 *Silex System, Ltd....................................       60,600        103,253
 Simeon Wines, Ltd.....................................      203,870        346,207
 #Simsmetal, Ltd.......................................      168,578        664,159
 Singleton Group, Ltd..................................      134,020        322,419
 *Sino Securities International, Ltd...................        8,118          3,906
 Skilled Engineering, Ltd..............................      130,805        103,661
 *Smarttrans Holdings, Ltd.............................      222,685          2,269
 Smorgon Steel Group, Ltd..............................      190,000        121,533
 Snack Foods, Ltd......................................      137,218        121,947
 *Solution 6 Holdings, Ltd.............................      167,494         61,627
 Sonic Healthcare, Ltd.................................          615          1,845
 Sons of Gwalia, Ltd...................................      196,000        771,086
 Southern Cross Broadcasting (Australia), Ltd..........       80,789        399,235
 *Southern Pacific Petroleum NL........................      370,840        142,744
 *Southern Star Group, Ltd.............................      154,982         59,656
 *Spectrum Network Systems, Ltd. Series B..............      616,446         27,916
 *Sphere Investments, Ltd..............................       27,480          1,089
 Spotless Group, Ltd...................................      360,000        892,562
 *St. Barbara Mines, Ltd...............................      375,500         53,139
 *Star Games, Ltd......................................       90,810         53,460
 *Straits Resources, Ltd...............................       56,534         20,161
 *Strategic Minerals Corp. NL..........................       13,100            816
 *Striker Resources NL.................................      349,594         19,393
 *Structural Systems, Ltd..............................       26,367         10,298
 *Sunland Group, Ltd...................................       75,095         23,805
 *Surfboard, Ltd.......................................       57,506          4,720
 Sydney Aquarium, Ltd..................................       24,135         66,943
 Tab Queensland, Ltd...................................       66,700        139,698
 Tab, Ltd..............................................       45,000         78,965
 *Takoradi, Ltd........................................      993,152         12,368
 *Tandou, Ltd..........................................        3,410          2,065
 *Tap Oil, Ltd.........................................      193,100        180,355
 *Tassal, Ltd..........................................       96,243         20,702
 Technology One, Ltd...................................      161,600         52,141
                                                            SHARES           VALUE+
                                                            ------           ------
 *Television & Media Services, Ltd.....................      214,561   $     56,476
 Tempo Service, Ltd....................................       98,174        140,598
 Ten Network Holdings, Ltd.............................      194,200        248,439
 Thakral Holdings Group................................    1,304,383        450,398
 The Gribbles Group, Ltd...............................      113,700         46,340
 *Third Rail, Ltd......................................      151,200          2,739
 Ticor, Ltd............................................      347,850        311,108
 *Timbercorp, Ltd......................................      239,344         90,773
 *Titan Resources NL...................................       50,000          4,104
 #Toll Holdings, Ltd...................................       80,497      1,549,246
 *Tooth & Co., Ltd.....................................      153,000         14,723
 Triako Resources, Ltd.................................        5,400          4,891
 Troy Resources NL.....................................       22,548         20,039
 *Union Capital, Ltd...................................      395,200          2,237
 United Construction Group, Ltd........................       81,554        140,801
 United Energy, Ltd....................................       92,300        113,899
 Utility Services Corp., Ltd...........................      116,121         42,725
 *Valdera Resources, Ltd...............................        5,531            376
 *VeCommerce, Ltd......................................       13,680         11,228
 *Victoria Petroleum NL................................      347,973          5,318
 Villa World, Ltd......................................      134,700         52,611
 #Village Roadshow, Ltd................................      356,394        357,080
 Vision Systems, Ltd...................................      183,197        172,143
 *Voicenet (Australia), Ltd............................      112,661          1,339
 *Vos Industries, Ltd..................................       20,433            127
 Waterco, Ltd..........................................       22,304         19,948
 Watpac, Ltd...........................................      122,796         27,804
 Wattyl, Ltd...........................................      153,686        207,919
 *Webster, Ltd.........................................       33,551          9,496
 West Australian Newspapers Holdings, Ltd..............       40,000        114,344
 *Westel Group, Ltd....................................      164,855          2,426
 *Western Metals, Ltd..................................      385,787          8,517
 White (Joe) Maltings, Ltd.............................       29,146         47,845
 Wide Bay Capricorn Building Society, Ltd..............       26,958         85,455
 *Williams (R.M.) Holdings, Ltd........................       24,075         18,125
 *Yates, Ltd...........................................       60,281          5,971
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $51,022,958)...................................                  45,577,519
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969)......................................       55,477         44,907
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $34,520)......................................                      34,741
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369              6
 *Australian Magnesium Corp., Ltd. Options 07/31/05....       49,396          2,936
 *Australian Oil & Gas Corp., Ltd. Options 03/28/05....       10,109          6,295
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Central Equity, Ltd. Options 04/30/05................        6,162            436
 *Didasko, Ltd. Options 11/30/02.......................        1,310              1
 *Quantum Resources, Ltd. Rights 06/21/02..............       57,503              0

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Quiktrak Networks, Ltd. Options 12/31/04.............      158,598   $        808
 *Resolute Mining, Ltd. Options 06/11/05...............       21,603          3,669
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $3,766)........................................                      14,151
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $51,121,213)...................................                  45,671,318
                                                                       ------------
HONG KONG -- (29.7%)
COMMON STOCKS -- (29.7%)
 *ABC Communications (Holdings), Ltd...................      930,000         35,771
 ALCO Holdings, Ltd....................................      314,000         33,414
 *APT Satellite Holdings, Ltd..........................      354,000        137,295
 ASM Pacific Technology, Ltd...........................      120,000        284,630
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000          8,718
 Aeon Credit Service (Asia) Co., Ltd...................      360,000        154,623
 *Allied Group, Ltd....................................    7,298,000        397,667
 *Allied Properties (Hong Kong), Ltd...................   10,179,000        332,792
 *Anex International Holdings, Ltd.....................      152,000          1,462
 *Applied China, Ltd...................................    1,036,250          9,699
 *Applied International Holdings, Ltd..................    1,243,000         32,670
 Arts Optical International Holdings, Ltd..............      164,000         47,836
 *Asia Aluminum Holdings, Ltd..........................    1,924,000        209,677
 *Asia Commercial Holdings, Ltd........................       72,800          2,520
 Asia Financial Holdings, Ltd..........................    1,976,908        278,809
 *Asia Logistics Technologies, Ltd.....................    2,214,000         34,631
 Asia Satellite Telecommunications Holdings, Ltd.......      120,000        219,242
 *Asia Securities International, Ltd...................    2,386,600         88,737
 *Asia Standard Hotel Group, Ltd.......................       38,000            877
 *Asia Standard International Group, Ltd...............    2,870,000         85,736
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         49,905
 Associated International Hotels, Ltd..................      898,000        480,684
 *B-Tech Holdings, Ltd.................................        6,210             95
 *Beauforte Investors Corp., Ltd.......................       72,000         43,848
 *Beijing Development (Hong Kong), Ltd.................      166,000         22,773
 *Bossini International Holdings, Ltd..................      183,000         17,832
 Boto International Holdings, Ltd......................    2,290,000         92,485
 *Bright International Group, Ltd......................      302,000         48,013
 #Burwill Holdings, Ltd................................    2,059,200        245,532
 *CCT Telecom Holdings, Ltd............................      144,970         38,103
 *CEC International Holdings, Ltd......................      210,000          8,616
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        201,125
 *CNT Group, Ltd.......................................    3,078,000         67,088
 Cafe de Coral Holdings, Ltd...........................    1,191,000        977,280
 *Capetronic International Holdings, Ltd...............      292,490         68,251
 *Capital Asia, Ltd....................................       98,736          1,709
 *Cash Financial Services Group, Ltd...................        4,503            352
 *Catic International Holdings, Ltd....................    1,224,000         37,506
 *Celestial Asia Securities Holdings, Ltd..............      128,036         31,026
 *Central China Enterprises, Ltd.......................    2,104,000         25,087
 *Century City International Holdings, Ltd.............      542,056          3,058
                                                            SHARES           VALUE+
                                                            ------           ------
 Champion Technology Holdings, Ltd.....................      971,557   $    235,428
 #Chen Hsong Holdings, Ltd.............................    1,515,000        285,534
 *Cheuk Nang Technologies (Holdings), Ltd..............   11,250,120         34,617
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         23,290
 *Cheung Wah Development Co., Ltd......................      904,000         34,191
 Chevalier (OA) International, Ltd.....................    1,776,251         58,073
 *Chevalier Construction Holdings, Ltd.................      131,203          2,355
 Chevalier International Holdings, Ltd.................    3,127,914        244,631
 *China Aerospace International Holdings, Ltd..........    1,499,400        117,267
 *China Development Corp., Ltd.........................    1,725,000         10,174
 *China Digicontent Co., Ltd...........................    2,710,000          3,475
 *China Everbright International, Ltd..................    1,975,000         94,957
 *China Everbright Technology, Ltd.....................    3,244,000        176,765
 China Foods Holdings, Ltd.............................    1,544,000        425,611
 #China Hong-Kong Photo Products Holdings, Ltd.........    2,338,000        218,824
 *China Investments Holdings, Ltd......................      210,000         12,385
 China Motor Bus Co., Ltd..............................      114,200      1,032,244
 *China Online (Bermuda), Ltd..........................   10,580,000         84,102
 China Overseas Land & Investment, Ltd.................    3,640,000        438,689
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        448,089
 China Rare Earth Holdings, Ltd........................      700,000        172,316
 China Resources Beijing Land, Ltd.....................    1,288,000        247,705
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         32,148
 *China Star Entertainment, Ltd........................    2,514,600         23,535
 *China Strategic Holdings, Ltd........................      376,000         11,811
 China Travel International Investment, Ltd............    1,363,000        279,604
 *China United Holdings, Ltd...........................    1,639,800          2,102
 *Chinese Estates Holdings, Ltd........................    2,048,000        183,804
 *Chinney Investments, Ltd.............................    1,144,000         36,669
 Chow Sang Sang Holdings International, Ltd............    1,098,400        178,851
 Chuangs China Investments, Ltd........................    1,347,000         32,813
 Chuang's Consortium International, Ltd................    1,858,884         41,231
 Chun Wo Holdings, Ltd.................................    1,671,917         68,595
 *Cig-Wh International Holdings, Ltd...................      472,000         11,801
 Citic Ka Wah Bank, Ltd................................      800,000        256,423
 *Climax International Co., Ltd........................      296,000          1,101
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606          8,658
 *Compass Pacific Holdings, Ltd........................      416,000         20,268
 Continental Holdings, Ltd.............................       98,825          7,982
 *Continental Mariner Investment Co., Ltd..............    1,629,000        173,351
 Coslight Technology International Group, Ltd..........      144,000         43,848
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         34,135
 *Crocodile Garments, Ltd..............................    1,539,000         35,912
 Cross Harbour Tunnel Co., Ltd.........................      365,603        160,545
 *Culturecom Holdings, Ltd.............................    2,161,000        114,982
 *Cybersonic Technology, Ltd...........................      193,000          1,732
 *DC Finance Holdings, Ltd.............................       27,000            315
 *Dah Hwa International Holdings, Ltd..................    1,122,000         20,139
 *Daido Group, Ltd.....................................      223,000          2,116
 *Dickson Concepts International, Ltd..................      222,000         60,484
 *DigitalHongKong.com..................................       15,318            395

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dransfield Holdings, Ltd.............................    1,568,000   $     55,285
 Dynamic Holdings, Ltd.................................      158,000         51,656
 *Easyknit International Holdings, Ltd.................      707,150          8,523
 #Egana International Holdings, Ltd....................   19,766,208        516,988
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         96,564
 *Ehealthcareasia, Ltd.................................        6,690            137
 Elec & Eltek International Holdings, Ltd..............    3,078,790        477,631
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         23,926
 Emperor International Holdings, Ltd...................      644,369         35,938
 *Essential Enterprises Co., Ltd.......................      320,000         12,103
 *Fairwood Holdings, Ltd...............................      426,000          7,810
 *Fairyoung Holdings, Ltd..............................    1,446,000         11,494
 Far East Consortium International, Ltd................    1,641,378        103,117
 *Far East Holdings International, Ltd.................       70,000          2,558
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         91,467
 *First Sign International Holdings, Ltd...............    1,050,000         33,117
 Fong's Industries Co., Ltd............................      962,000        185,009
 *Fortuna International Holdings, Ltd..................    2,727,000         11,188
 *#Founder Holdings, Ltd...............................      590,000         81,696
 Fountain Set Holdings, Ltd............................    1,274,000        506,359
 Four Seas Frozen Food Holdings, Ltd...................      347,184         27,598
 Four Seas Mercantile Holdings, Ltd....................      592,000        223,909
 *Fourseas.Com, Ltd....................................       60,000          2,500
 Frankie Dominion International, Ltd...................      630,173         17,613
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         31,314
 *G-Prop (Holdings), Ltd...............................       28,365            200
 *GZI Transport, Ltd...................................      448,000         86,158
 *Geomaxima Holdings, Ltd..............................      650,000        107,505
 Giordano International, Ltd...........................      460,000        272,770
 Global Tech (Holdings), Ltd...........................    4,118,000        200,631
 Glorious Sun Enterprises, Ltd.........................      840,000        176,624
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        188,773
 Golden Resources Development International, Ltd.......    1,456,500         82,166
 *Gold-Face Holdings, Ltd..............................    2,003,600        122,020
 Goldlion Holdings, Ltd................................    2,052,000        157,854
 *Goldtron (Bermuda) Holdings, Ltd.....................    2,241,333         10,920
 *Golik Holdings, Ltd..................................    1,536,500         79,784
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        157,234
 Grande Holdings, Ltd..................................      504,105        478,277
 *Great Wall Electronic International, Ltd.............   15,795,170         30,377
 *Group Sense (International), Ltd.....................    2,062,000         72,702
 *#Guangdong Investment, Ltd...........................    2,150,000        223,280
 *Guangnan Holdings, Ltd...............................    4,146,000         93,024
 *#Guangzhou Investment Co., Ltd.......................    3,510,000        288,014
 HKCB Bank Holding Co., Ltd............................    1,130,000        101,415
 HKR International, Ltd................................      555,260        160,179
 *Hang Fung Gold Technology, Ltd.......................    4,580,000         84,558
 Hanny Holdings, Ltd...................................    5,466,336         66,581
 Harbour Centre Development, Ltd.......................      784,000        547,822
 Harbour Ring International Holdings, Ltd..............    2,636,000        351,484
 Henderson China Holdings, Ltd.........................      911,000        408,802
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         19,520
 High Fashion International, Ltd.......................      268,000         79,030
 *Hikari Tsushin International, Ltd....................    2,248,000         59,373
 *Hinet Holdings, Ltd..................................    4,258,114         10,919
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145   $     59,605
 Hong Kong and Shanghai Hotels, Ltd....................      562,000        284,617
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        537,928
 Hong Kong Parkview Group, Ltd.........................    1,130,000         79,683
 *Hop Hing Holdings, Ltd...............................      660,265         27,089
 Hsin Chong Construction Group, Ltd....................    1,569,658         74,462
 *Hualing Holdings, Ltd................................    1,344,000         56,003
 *Hudson Holdings, Ltd.................................      256,000         37,417
 Hung Hing Printing Group, Ltd.........................      934,442        628,983
 IDT International, Ltd................................    4,028,486        382,209
 *ITC Corp., Ltd.......................................      466,157         24,504
 *Ideal Pacific Holdings, Ltd..........................      838,000         56,944
 *Imgo, Ltd............................................    1,464,000        161,423
 *Innovative International (Holdings), Ltd.............    1,474,003          5,481
 *Interchina Holdings Co., Ltd.........................      900,000        103,851
 *Interform Ceramics Technologies, Ltd.................    1,104,000          3,539
 #International Bank of Asia, Ltd......................    2,615,714        687,498
 International Pipe, Ltd...............................    2,253,587        193,587
 *Island Dyeing & Printing Co., Ltd....................      444,000          2,619
 *Isteelasia.com, Ltd..................................      667,286         13,689
 JCG Holdings, Ltd.....................................    1,048,333        651,881
 *Jackin International Holdings, Ltd...................      210,000          6,866
 *Jinhui Holdings Co., Ltd.............................      370,000          7,732
 K Wah International Holdings, Ltd.....................    4,255,737        409,226
 *KPI Co., Ltd.........................................      264,000          3,419
 KTP Holdings, Ltd.....................................      180,400          7,170
 *Kader Holdings Co., Ltd..............................      545,600         11,892
 *Kantone Holdings, Ltd................................      743,412          7,339
 Karrie International Holdings, Ltd....................       66,000         12,185
 *Keck Seng Investments (Hong Kong), Ltd...............      858,600         99,074
 Kee-Shing Holdings Co., Ltd...........................      886,000         52,254
 *King Fook Holdings, Ltd..............................    1,000,000         42,310
 Kingboard Chemical Holdings, Ltd......................      926,000      1,003,217
 Kingmaker Footwear Holdings, Ltd......................    1,058,750        349,541
 *Kong Sun Holdings, Ltd...............................      480,000         18,462
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         20,219
 Kowloon Development Co., Ltd..........................      416,000        218,678
 *Kumagai Gumi Hong Kong, Ltd..........................      970,000         95,761
 *Kwong Sang Hong International, Ltd...................    1,434,000         44,125
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         76,988
 *Lai Sun Development Co., Ltd.........................    2,970,000         46,456
 *Lai Sun Garment (International), Ltd.................    2,325,000         53,657
 *Lam Soon (Hong Kong), Ltd............................      302,310         98,837
 *Lam Soon Food Industries, Ltd........................      228,000         84,043
 *Lamex Holdings, Ltd..................................    3,628,800         62,809
 Le Saunda Holdings, Ltd...............................      236,000         13,313
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 *Leefung-Asco Printers Holdings, Ltd..................      144,000         21,232
 *Leung Kee Holdings, Ltd..............................    2,414,000         39,616
 *LifeTec Group, Ltd...................................      922,000         41,374
 *Lippo, Ltd...........................................    1,074,760        122,639
 Liu Chong Hing Bank, Ltd..............................      365,000        360,339
 Liu Chong Hing Investment, Ltd........................      635,200        354,264
 *Logic International Holdings, Ltd....................    1,296,000        141,238
 Luks Industrial Group, Ltd............................      645,555         85,251
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        172,608
 *Mae Holdings, Ltd....................................    2,220,000         81,119
 *Magnificent Estates, Ltd.............................    3,778,000         14,532

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Magnum International Holdings, Ltd...................      300,000   $      5,154
 *Mansion Holdings, Ltd................................    1,420,360          8,377
 *Mansion House Group, Ltd.............................      698,200         20,589
 Melbourne Enterprises, Ltd............................       45,500        154,008
 Midland Realty (Holding), Ltd.........................      496,000         47,695
 *Millennium Group, Ltd................................      928,000          9,637
 *Min Xin Holdings, Ltd................................      987,200        108,851
 Miramar Hotel & Investment Co., Ltd...................      203,000        157,463
 Moulin International Holdings, Ltd....................    3,496,372        349,655
 *Mui Hong Kong, Ltd...................................    1,845,000         21,053
 Nanyang Holdings, Ltd.................................      137,500         98,723
 National Electronics Holdings, Ltd....................    2,156,000         33,171
 *New Hanison Construction Hldg........................       69,407          4,049
 New Island Printing Holdings, Ltd.....................      176,000         18,052
 *New Rank City Development, Ltd.......................        1,664             66
 *New World China Land, Ltd............................      702,800        195,983
 *New World Cyberbase, Ltd.............................       25,220            181
 *New World Infrastructure, Ltd........................      410,400        107,867
 *Next Media, Ltd......................................      124,000         34,976
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        583,529
 *Nph International Holdings, Ltd......................      600,400         95,453
 *Ocean Information Holdings, Ltd......................      122,000          3,457
 *Onfem Holdings, Ltd..................................    1,922,000        142,925
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         46,023
 #Oriental Press Group, Ltd............................    4,080,600        622,584
 Oxford Properties & Finance, Ltd......................      110,000        197,446
 Pacific Andes International Holdings, Ltd.............      156,000         15,401
 *Pacific Century Insurance Holdings, Ltd..............      708,000        164,301
 *Pacific Concord Holding, Ltd.........................    3,284,758        235,841
 *Pacific Plywood Holdings, Ltd........................   10,210,000         43,198
 Paul Y. ITC Construction Holdings, Ltd................      668,446         23,568
 *Peace Mark Holdings, Ltd.............................      337,906         25,128
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         52,295
 Pegasus International Holdings, Ltd...................      226,000         23,760
 *Perfect Treasure Holdings, Ltd.......................      642,000         33,748
 Perfectech International Holdings, Ltd................      571,450         49,089
 Pico Far East Holdings, Ltd...........................    1,190,000         72,472
 *Playmate Toys Holdings, Ltd..........................    1,585,000         50,397
 Pokfulam Development Co., Ltd.........................      234,000         45,002
 *Poly Investments Holdings, Ltd.......................    2,670,000        123,237
 Prestige Properties Holdings, Ltd.....................      965,000         47,015
 *Prime Succession, Ltd................................      768,000         13,982
 *Prosper Evision, Ltd.................................       96,000          1,280
 *#QPL International Holdings, Ltd.....................    1,191,000        511,545
 *Quality Healthcare Asia, Ltd.........................    1,338,000         38,598
 *RNA Holdings, Ltd....................................       20,600            166
 Raymond Industrial, Ltd...............................      605,400         68,305
 Realty Development Corp, Ltd..........................      475,000        137,026
 *Regal Hotels International Holdings, Ltd.............    3,386,000         56,002
 *Rivera Holdings, Ltd.................................    3,160,000        113,442
 Road King Infrastructure, Ltd.........................      449,000        198,606
 *Rockapetta Holdings, Ltd.............................      480,000         27,078
 *Ryoden Development, Ltd..............................    1,912,000        132,376
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        147,864
 SA SA International Holdings, Ltd.....................    1,134,000        113,406
 Safety Godown Co., Ltd................................      408,000        180,471
 Saint Honore Holdings, Ltd............................      128,000         12,308
 *Same Time Holdings, Ltd..............................      410,000          6,361
                                                            SHARES           VALUE+
                                                            ------           ------
 San Miguel Brewery Hong Kong, Ltd.....................      930,800   $    322,216
 Sea Holdings, Ltd.....................................    1,068,000        175,270
 *Seapower International Holdings, Ltd.................      854,000          3,394
 *Seapower Resources International, Ltd................    2,528,000          8,751
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        366,685
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        133,552
 #Shenyin Wanguo (Hong Kong), Ltd......................      847,500        116,265
 *Shenzhen International Holdings, Ltd.................    6,187,500        305,424
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         61,290
 *Shougang Concord Grand (Group), Ltd..................    1,701,000        157,023
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        210,981
 *Shougang Concord Technology Holdings, Ltd............    1,647,914        116,205
 Shui On Construction & Materials, Ltd.................      218,000        183,073
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         20,351
 *Shun Ho Resources Holdings, Ltd......................      483,000         10,032
 *Shun Shing Holdings, Ltd.............................    2,573,600        214,477
 #Shun Tak Holdings, Ltd...............................    4,277,500        756,826
 Silver Grant International Industries, Ltd............    2,087,000        184,628
 *Simsen International Corp., Ltd......................      102,400          3,282
 *Sincere Co., Ltd.....................................      505,500         25,276
 *#Singamas Container Holdings, Ltd....................      320,000         58,259
 *Sino Foundations Holdings, Ltd.......................    1,074,000         32,635
 *Sinocan Holdings, Ltd................................      350,000          1,885
 Sinopec Kantons Holdings, Ltd.........................      414,000         48,833
 *Skynet (International Group) Holdings, Ltd...........      244,240            344
 *Smartone Telecommunications Holdings, Ltd............      190,000        221,678
 *Solartech International Holdings, Ltd................    4,960,000          6,359
 *Sound International, Ltd.............................       79,200          1,747
 South China Brokerage Co., Ltd........................    4,872,000         70,585
 *South China Industries, Ltd..........................    1,124,000         24,499
 *South China Strategic Investments, Ltd...............      857,400         42,323
 *South East Group, Ltd................................        3,000             43
 *South Sea Development Co., Ltd.......................    2,603,158         22,695
 Southeast Asia Properties & Finance, Ltd..............      175,692         41,673
 *Starlight International Holdings, Ltd................    5,245,170         55,144
 *Stelux Holdings International, Ltd...................    1,307,702         29,341
 *Styland Holdings, Ltd................................      101,808            835
 Sun Hung Kai & Co., Ltd...............................    3,338,600        505,096
 *Suncorp Technologies Ltd.............................       23,760          2,102
 *Sunway International Holdings, Ltd...................      866,000         44,412
 *Suwa International Holdings, Ltd.....................    1,062,000         39,487
 TCC International Holdings, Ltd.......................      678,000         86,927
 *Tack Hsin Holdings, Ltd..............................      542,000        102,151
 Tai Cheung Holdings, Ltd..............................    1,445,000        244,551
 Tai Fook Securities Group, Ltd........................       72,000          9,600
 Tai Sang Land Development, Ltd........................      627,984        140,096
 Tak Sing Alliance Holdings, Ltd.......................    2,909,865        121,250
 *Tak Wing Investment Holdings, Ltd....................      432,800         23,306

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Tan Chong International, Ltd.........................      666,000   $    108,444
 Techtronic Industries Co., Ltd........................    1,330,000      1,133,967
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000          9,147
 *Termbray Industries International (Holdings), Ltd....    2,304,900        135,937
 Tern Properties Co., Ltd..............................       61,200         10,593
 Texwinca Holdings, Ltd................................      535,000        432,137
 *Tian An China Investments Co., Ltd...................    7,301,750        157,276
 Tian Teck Land, Ltd...................................    1,098,000        246,358
 Trans-Ocean (International), Ltd......................      860,000        132,314
 *Trasy Gold Ex, Ltd...................................        2,060              6
 *Triplenic Holdings, Ltd..............................    2,378,000         25,001
 Tristate Holdings, Ltd................................      138,000         42,906
 Truly International Holdings, Ltd.....................    1,014,000        334,767
 *Tung Fong Hung Holdings, Ltd.........................    3,473,235         79,710
 Tungtex (Holdings) Co., Ltd...........................      788,000        232,371
 Tysan Holdings, Ltd...................................    1,040,773         25,754
 *UDL Holdings, Ltd....................................       23,700            228
 *USI Holdings, Ltd....................................      928,999        100,051
 *United Power Investment, Ltd.........................    1,664,000         40,962
 *Universal Appliances, Ltd............................    2,770,000         28,057
 Universe International Holdings, Ltd..................      382,226         30,384
 Van Shung Chong Holdings, Ltd.........................      854,400        112,830
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         74,311
 Varitronix International, Ltd.........................      252,288        177,904
 *Veeko International Holdings, Ltd....................    1,420,000         24,578
 Vitasoy International Holdings, Ltd...................      819,000        153,308
 Wah Ha Realty Co., Ltd................................      278,600         26,433
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738        154,278
 *Wang On Group, Ltd...................................    4,644,000         11,908
 *Welback Holdings, Ltd................................    2,570,000         59,970
 *Wiltec Holdings, Ltd.................................      378,511         15,287
 *Winfoong International, Ltd..........................    1,210,000         27,924
 *Wing Fai International, Ltd..........................    3,380,000         94,471
 Wing On Co. International, Ltd........................      565,000        240,861
 Wing Shan International, Ltd..........................      896,000         44,228
 *Winsan China Investment Group, Ltd...................      384,000          5,268
 Winsor Properties Holdings, Ltd.......................      498,000        175,586
 *Wireless InterNetworks, Ltd..........................      227,010          2,911
 *Wo Kee Hong (Holdings), Ltd..........................      972,000         18,818
 Wong's International (Holdings), Ltd..................      400,641        142,543
 *Wonson International Holdings, Ltd...................    4,040,000         42,474
 World Houseware (Holdings), Ltd.......................      605,700         24,074
 YGM Trading, Ltd......................................      228,000        141,776
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         81,004
 *Yanion International Holdings, Ltd...................      118,000         21,483
 Yaohan International Caterers, Ltd....................      512,000         44,638
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         19,170
 *Yeebo International Holdings, Ltd....................       40,800          1,412
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,964
 *Yoshiya International Corp., Ltd.....................      612,300         21,589
 *Yue Fung International Group Holding, Ltd............    3,974,000         18,342
 *Yugang International, Ltd............................   11,916,000        129,860
                                                            SHARES           VALUE+
                                                            ------           ------
 *Yunnan Enterprises Holdings, Ltd.....................      240,000   $     23,078
 *eSun Holdings, Ltd...................................      653,600         30,168
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $75,684,085)...................................                  43,489,572
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $53,682)......................................                      53,682
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants 04/30/04................      207,250            266
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            988
 *B-Tech Holdings, Ltd. Rights 06/30/03................       62,100            279
 *Champion Technology Holdings, Ltd. Warrants
   01/06/03............................................    4,814,802          6,173
 *China Strategic Holdings, Ltd. Rights 06/30/03.......      752,000          9,159
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200             76
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,440
 *Haier CCT Holdings, Ltd. Warrants 02/26/04...........       37,851            650
 *Hop Hing Holdings, Ltd. Warrants 04/30/05............      132,053              0
 *Paul Y. ITC Construction Holdings, Ltd. Warrants
   08/29/03............................................      133,689            771
 *Tian An China Investments Co., Ltd. Warrants
   12/03/04............................................      871,150          4,579
 *Van Shung Chong Holdings, Ltd. Warrants 11/18/04.....       85,440          7,120
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $391,026)......................................                      34,501
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $76,128,793)...................................                  43,577,755
                                                                       ------------
SINGAPORE -- (27.4%)
COMMON STOCKS -- (26.8%)
 *A.V. Jennings Homes, Ltd.............................      510,400        297,643
 ASA Ceramic, Ltd......................................      586,000        111,505
 Acma, Ltd.............................................    2,126,700        101,168
 *Allgreen Properties, Ltd.............................      400,000        257,439
 *Alliance Technology & Development, Ltd...............      156,000          9,167
 Amtek Engineering, Ltd................................      540,625        255,664
 Apollo Enterprises, Ltd...............................      193,000         57,247
 Armstrong Industrial Corp.............................      730,000         42,897
 *Asia Food and Properties, Ltd........................    3,106,000        112,988
 *Benjamin (F.J.) Holdings, Ltd........................      797,000        236,402
 Bonvests Holdings, Ltd................................      825,000        191,610
 *Brilliant Manufacturing, Ltd.........................      579,000        110,173
 *Broadway Industrial Group, Ltd.......................      352,000         21,670
 Bukit Sembawang Estates, Ltd..........................       71,334        495,034
 *CK Tang, Ltd.........................................      614,000         58,416
 *CSE Systems & Engineering, Ltd.......................      583,000        151,718
 CWT Distribution, Ltd.................................      461,500        200,166
 Causeway Investment, Ltd..............................      248,000         22,207
 Central Properties, Ltd...............................       66,000        694,414
 Cerebos Pacific, Ltd..................................      176,000        191,087

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Chemical Industries (Far East), Ltd...................      105,910   $     47,714
 Chevalier Singapore Holdings, Ltd.....................       35,000          8,814
 Chip Eng Seng Corp., Ltd..............................    1,420,000        143,047
 *Chosen Holdings, Ltd.................................      829,000        120,627
 Chuan Hup Holdings, Ltd...............................    3,050,000        725,447
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        130,578
 Clipsal Industries Holdings, Ltd......................      126,976        168,417
 #Comfort Group, Ltd...................................    2,469,000      1,036,332
 *Compact Metal Industries, Ltd........................      643,000         35,086
 Cosco Investment, Ltd.................................    1,222,000        150,456
 Courts Singapore, Ltd.................................      495,000        185,608
 Creative Technology Co., Ltd..........................       36,000        362,653
 Cycle & Carriage, Ltd.................................      200,000        508,162
 *#Digiland International, Ltd.........................      708,000         79,246
 Dovechem Terminals Holdings, Ltd......................      339,000        146,086
 *Eagle Brand Holdings, Ltd............................      671,000         90,126
 #Eastern Asia Technology, Ltd.........................      842,500        245,183
 Eastgate Technology, Ltd..............................      870,000         80,338
 *Econ International, Ltd..............................    1,242,000         62,558
 Eng Wah Organisation, Ltd.............................      265,000         34,111
 First Capital Corp., Ltd..............................    1,215,000        635,777
 *Freight Links Express Holdings, Ltd..................    1,648,000         55,338
 Fu Yu Manufacturing, Ltd..............................    1,291,000        325,129
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          5,241
 GB Holdings, Ltd......................................      200,000         85,626
 GK Goh Holdings, Ltd..................................    1,120,000        404,291
 GP Industries, Ltd....................................      602,000        212,253
 *General Magnetics, Ltd...............................      308,000         16,375
 #Ges International, Ltd...............................    1,049,000        278,860
 *Goldtron, Ltd........................................      473,000          6,618
 Guthrie GTS, Ltd......................................    1,174,400        164,313
 *HTP Holdings, Ltd....................................      479,000         83,102
 Hai Sun Hup Group, Ltd................................    2,604,000        276,893
 #Haw Par Brothers International, Ltd..................      565,200      1,341,173
 *Hind Hotels International, Ltd.......................      171,000        119,625
 Ho Bee Investment, Ltd................................      761,000        102,215
 *Hong Fok Corp., Ltd..................................    1,796,000        180,924
 Hong Leong Singapore Finance, Ltd.....................      598,000        665,995
 *Horizon Education & Technologies, Ltd................      646,000         75,922
 Hotel Grand Central, Ltd..............................      875,280        227,781
 Hotel Plaza, Ltd......................................    1,189,000        292,787
 Hotel Properties, Ltd.................................    1,393,000        841,960
 Hotel Royal, Ltd......................................      144,333        103,393
 Hour Glass, Ltd.......................................      298,000         75,049
 Huan Hsin Holdings, Ltd...............................      419,500        309,901
 Hup Seng Huat, Ltd....................................      900,200         70,532
 Hwa Hong Corp., Ltd...................................    2,785,000        623,450
 Hwa Tat Lee, Ltd......................................      682,500        179,522
 *I-One.Net International, Ltd.........................      372,000         12,491
 IDT Holdings, Ltd.....................................      514,000        371,082
 *IPC Corp., Ltd.......................................    1,936,000         81,261
 *Inno-Pacific Holdings, Ltd...........................      962,500         32,320
 International Factors (Singapore), Ltd................      290,000         71,411
 Intraco, Ltd..........................................      292,500        171,883
 Isetan (Singapore), Ltd...............................       98,000        168,925
 *Jack Chia-MPH, Ltd...................................      729,000         75,477
 Jaya Holdings, Ltd....................................    2,127,000        267,835
 Jurong Cement, Ltd....................................      132,500         56,357
 Jurong Engineering, Ltd...............................      112,000         83,365
 *K1 Ventures, Ltd.....................................    2,842,500        270,437
                                                            SHARES           VALUE+
                                                            ------           ------
 #Keppel Land, Ltd.....................................      270,000   $    235,725
 *Keppel Telecommunications and Transportation, Ltd....    1,376,000        785,480
 Khong Guan Flour Milling, Ltd.........................       19,000         17,545
 Kian Ann Engineering, Ltd.............................      868,000         94,726
 Kian Ho Bearings, Ltd.................................      277,000         17,053
 Kim Eng Holdings, Ltd.................................    1,775,200        829,565
 Koh Brothers, Ltd.....................................    1,494,000        104,515
 *L & M Group Investments, Ltd.........................      451,100         16,410
 *LC Development, Ltd..................................    1,191,767         60,028
 *#Labroy Marine, Ltd..................................    2,600,000        436,527
 Lee Kim Tah Holdings, Ltd.............................      795,000         60,064
 *#Leong Hin Holdings, Ltd.............................      404,000        153,747
 Liang Huat Aluminum, Ltd..............................    1,477,000         53,729
 *Lim Kah Ngam, Ltd....................................      350,999          9,822
 Low Keng Huat Singapore, Ltd..........................      372,000         57,252
 Lum Chang Holdings, Ltd...............................    1,134,030        215,784
 Magnecomp International, Ltd..........................      583,000        140,299
 *Manufacturing Integration Technology, Ltd............      223,000         31,825
 Marco Polo Developments, Ltd..........................      925,000        962,878
 *Mediaring.Com, Ltd...................................    2,094,000        152,348
 Metalock (Singapore), Ltd.............................       60,000         10,745
 Metro Holdings, Ltd...................................    1,575,800        423,311
 *Multi-Chem, Ltd......................................      957,000         99,083
 #Natsteel Broadway, Ltd...............................      546,000        977,821
 *Natsteel, Ltd........................................      506,000        458,757
 *Neptune Orient Lines, Ltd............................      440,000        263,483
 *Nera Telecommunications, Ltd.........................      738,000        227,162
 *Nippecraft, Ltd......................................    1,013,000         39,685
 *Orchard Parade Holdings, Ltd.........................    1,084,022        230,536
 *Ossia International, Ltd.............................      708,000         73,303
 Overseas Union Enterprise, Ltd........................      450,000      1,662,161
 Overseas Union Trust (Foreign)........................      163,800        416,185
 *PCI, Ltd.............................................      530,000        176,486
 *Pacific Can Investment Holdings, Ltd.................      101,000          1,696
 Pan-United Corp., Ltd.................................    1,624,000        309,017
 Pentex-Schweizer Circuits, Ltd........................      916,000        120,470
 Pertama Holdings, Ltd.................................      459,750         45,156
 *Pokka Corp. (Singapore), Ltd.........................      159,000         15,572
 Prima, Ltd............................................      106,000        264,580
 Provisions Suppliers Corp.............................    3,373,000        254,840
 Raffles Holdings, Ltd.................................      390,000        104,767
 Republic Hotels and Resorts, Ltd......................      887,000        635,405
 Robinson & Co., Ltd...................................      284,832        916,586
 Rotary Engineering, Ltd...............................    1,231,000        151,564
 SMB United, Ltd.......................................    1,254,000        143,869
 SNP Corp., Ltd........................................      207,495         81,287
 *SPP, Ltd.............................................      454,000         18,421
 San Teh, Ltd..........................................      838,406        157,187
 Scotts Holdings, Ltd..................................    1,807,250        364,114
 Sea View Hotel, Ltd...................................       66,000        229,009
 *Sembcorp Logistics, Ltd..............................      115,000        135,156
 Sembcorp Marine, Ltd..................................      533,000        281,887
 Sin Soon Huat, Ltd....................................      929,000         49,392
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         70,075
 Singapore Food Industries, Ltd........................      486,000        198,553
 Singapore Land, Ltd...................................      196,000        399,277
 Singapore Reinsurance Corp., Ltd......................    1,400,850        195,997
 Singapore Shipping Corp., Ltd.........................    1,302,000        145,733
 Singapura Building Society, Ltd.......................      139,250         99,752

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Singatronics, Ltd.....................................      748,000   $     98,375
 Smrt Corporation, Ltd.................................      565,000        215,018
 Ssangyong Cement (Singapore), Ltd.....................      236,000        188,871
 Stamford Tyres Corp., Ltd.............................       62,000         12,838
 Straits Trading Co., Ltd..............................    1,117,200      1,112,930
 *Sunright, Ltd........................................      378,000         67,695
 *Superbowl Holdings, Ltd..............................      490,000         50,732
 Superior Metal Printing, Ltd..........................      490,500         59,019
 Tiger Medicals, Ltd...................................      224,000        269,528
 *Tiong Woon Corp. Holding, Ltd........................      652,000         56,558
 *Transmarco, Ltd......................................      106,500         57,517
 *Tuan Sing Holdings, Ltd..............................    3,362,000        188,154
 UOB-Kay Hian Holdings, Ltd............................    1,602,000        618,626
 *Ultro Technologies, Ltd..............................      530,000         78,603
 Unisteel Technology, Ltd..............................      552,000        230,151
 United Engineers, Ltd.................................      632,666        456,753
 United Industrial Corp., Ltd..........................      785,000        316,314
 United Overseas Insurance, Ltd........................      125,500        201,578
 United Overseas Land, Ltd.............................    1,104,000      1,093,602
 United Pulp & Paper Co., Ltd..........................      354,000         86,181
 *Uraco Holdings, Ltd..................................    2,507,600        406,980
 *Van Der Horst, Ltd...................................       18,543         76,983
 *Vertex Venture Holdings, Ltd.........................    1,120,210        159,866
 WBL Corp., Ltd........................................      510,000        565,135
 Wearnes International (1994), Ltd.....................       33,000         12,466
 Wing Tai Holdings, Ltd................................      661,000        275,597
 Yeo Hiap Seng, Ltd....................................      102,000        102,181
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $54,203,866)...................................                  39,343,746
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Singapore Dollars
   (Cost $677,802).....................................                     683,104
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   (Non-Redeemable Convertible)
   (Cost $102,710).....................................      172,500        108,124
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)...........................................      236,300          3,637
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $54,984,378)...................................                  40,138,611
                                                                       ------------
NEW ZEALAND -- (11.0%)
COMMON STOCKS -- (10.9%)
 *AFFCO Holdings, Ltd..................................      603,825         69,411
 *Advantage Group, Ltd.................................      101,600         21,412
 Baycorp Advantage, Ltd................................      312,958        680,532
 CDL Hotels NZ, Ltd....................................      657,244         78,700
 *CDL Investments NZ, Ltd..............................      262,935         23,298
 Cavalier Corp., Ltd...................................       77,444        234,429
 Colonial Motor Co., Ltd...............................       47,895         65,379
 *Cue Energy Resources NL..............................      452,354         10,833
 DB Group, Ltd.........................................      132,089        376,435
 Ebos Group, Ltd.......................................       57,108         86,162
 *Evergreen Forests, Ltd...............................      323,301         92,136
 *Fisher & Paykel Apppliances Holdings, Ltd............      169,339        778,636
 Fisher & Paykel Industries, Ltd.......................      162,566        712,455
                                                            SHARES           VALUE+
                                                            ------           ------
 *Force Corp., Ltd.....................................      380,914   $     11,129
 Hallenstein Glassons Holdings, Ltd....................      142,638        185,145
 Hellaby Holdings, Ltd.................................      118,179        152,831
 Horizon Energy Distribution, Ltd......................        8,084         61,952
 Independent Newspapers, Ltd. (Auckland)...............      839,000      1,615,454
 *Kingsgate International Corp., Ltd...................      479,679         41,815
 *Met Lifecare, Ltd....................................      202,860        131,171
 Michael Hill International, Ltd.......................       90,546        221,180
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760        970,934
 *New Zealand Oil & Gas, Ltd...........................      402,731         79,087
 New Zealand Refining Co., Ltd.........................       62,819        505,483
 Northland Port Corp. (New Zealand), Ltd...............      108,571        135,205
 Nuplex Industries, Ltd................................      206,598        325,558
 Owens Group, Ltd......................................      138,522         72,982
 *Pacific Retail Group, Ltd............................      123,160        172,840
 *Pan Pacific Petroleum NL.............................      402,731         15,817
 Port of Tauranga, Ltd.................................      175,276        649,785
 Ports of Auckland.....................................      277,726        897,898
 Reid Farmers, Ltd.....................................      146,734         80,823
 Restaurant Brand New Zealand, Ltd.....................      256,737        257,005
 *Richina Pacific, Ltd.................................      137,322         44,726
 Sanford, Ltd..........................................      250,512        653,930
 Scott Technology, Ltd.................................       48,074         42,368
 *Seafresh Fisheries...................................       80,520            771
 *Shotover Jet, Ltd....................................      106,500         23,465
 Sky City, Ltd.........................................      489,692      1,536,282
 South Port New Zealand, Ltd...........................       30,744         25,033
 Steel & Tube Holdings, Ltd............................      151,610        214,944
 *Summit Gold, Ltd.....................................      107,419          5,660
 *Tasman Agriculture, Ltd..............................      157,056         41,374
 *Tasman Farms.........................................      157,056              0
 Taylors Group, Ltd....................................       29,646         23,429
 Tourism Holdings, Ltd.................................      222,252        101,129
 *Trans Tasman Properties, Ltd.........................      891,408        106,739
 *Tranz Rail Holdings, Ltd.............................      316,409        522,847
 Trustpower, Ltd.......................................      458,529        751,103
 Warehouse Group, Ltd..................................      420,000      1,448,399
 Waste Management NZ, Ltd..............................      254,272        355,621
 Williams & Kettle, Ltd................................       38,372         66,164
 Wrightson, Ltd........................................      317,720        167,395
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,490,137)...................................                  15,945,291
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,192).....................................   $      201         97,786
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $9,200).......................................                       9,243
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $15,709,529)...................................                  16,052,320
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad...................................       40,000   $      6,158
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *Lbs Bina Group Berhad................................        1,500            407
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *RNC Corp. Berhad.....................................       33,000          3,560
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *Saship Holdings Berhad...............................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491)....................................                     401,104
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            219
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         219
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $754,210) to be
   repurchased at $743,103
   (Cost $743,000).....................................   $      743        743,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $201,252,706)++................................                $146,584,327
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $201,345,331.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                               ------        ------
UNITED KINGDOM -- (99.4%)
COMMON STOCKS -- (98.7%)
 600 Group P.L.C.......................................      100,910   $     88,591
 AEA Technology P.L.C..................................       37,258        160,278
 AIM Group P.L.C.......................................       32,063         82,101
 AIT Group P.L.C.......................................        6,891          9,730
 *API Group P.L.C......................................       51,500         67,820
 *ASW Holdings P.L.C...................................      849,314         36,660
 Abacus Polar P.L.C....................................       75,000        388,481
 Abbeycrest P.L.C......................................       42,590         65,434
 Abbot Group P.L.C.....................................       92,595        207,293
 Acal P.L.C............................................       13,671        118,521
 *Acatos & Hutcheson P.L.C.............................       39,436         46,451
 Adam & Harvey Group P.L.C.............................       10,500         25,657
 *Advanced Medical Solutions P.L.C.....................       29,802          3,598
 *Advanced Power Components, Ltd.......................       47,871         29,769
 *African Lakes Corp. P.L.C............................        7,760            766
 *Airflow Streamlines P.L.C............................       20,500         19,047
 Airsprung Furniture Group P.L.C.......................       58,000         63,225
 Alba P.L.C............................................      105,025        614,693
 Alexandra Workwear P.L.C..............................       86,243         85,179
 Alexon Group P.L.C....................................       86,632        293,451
 Allders P.L.C.........................................       16,000         36,756
 Allen P.L.C...........................................       50,000        238,503
 Alpha Airports Group P.L.C............................      392,541        430,777
 Alphameric P.L.C......................................      172,688        236,254
 Alumasc Group P.L.C...................................      100,245        192,150
 Alvis P.L.C...........................................      191,010        458,359
 Amberley Group P.L.C..................................      200,000         76,818
 Amey P.L.C............................................       11,353         41,945
 Amstrad P.L.C.........................................      149,652         78,830
 *Andrew Sykes Group P.L.C.............................      203,650        329,270
 *Anglesey Mining P.L.C................................       55,000          1,006
 Anglo Eastern Plantations P.L.C.......................       57,166         54,788
 *Anite Group P.L.C....................................      250,000        325,564
 *Antisoma P.L.C.......................................      163,333         51,383
 *Applied Optical Technologies P.L.C...................       75,383         50,187
 *Arena Leisure P.L.C..................................      350,516        194,893
 *Argonaut Games, Ltd..................................      100,000         75,355
 Armitage Brothers P.L.C...............................        4,000          9,072
 *Armour Trust P.L.C...................................      198,500         53,733
 Ashtenne Holdings P.L.C...............................       50,000        166,440
 Aukett Associates P.L.C...............................      149,201          8,732
 Austin Reed Group P.L.C...............................       68,999        175,670
 Autologic Holdings P.L.C..............................       17,489        126,031
 Avesco P.L.C..........................................       29,998         92,176
 Avon Rubber P.L.C.....................................       25,041         71,082
 *Axis-Shield P.L.C....................................       18,284         88,286
 Axon Group P.L.C......................................       19,756         45,529
 *Azlan Group P.L.C....................................      185,000        426,342
 *BNB Resources P.L.C..................................       49,000         27,962
 BPP Holdings P.L.C....................................      106,500        393,475
 BSS Group P.L.C.......................................       47,905        355,732
 BWD Securities P.L.C..................................       10,951         72,346
 Babcock International Group P.L.C.....................      310,464        533,771
 Baggeridge Brick P.L.C................................       98,000        116,866
 Bailey (Ben) Construction P.L.C.......................       26,000         41,277
                                                               SHARES        VALUE+
                                                               ------        ------
 Bailey (C.H.) P.L.C...................................      109,500   $      8,812
 Bailey (C.H.) P.L.C. Class B..........................       10,000          2,048
 Barr (A.G.) P.L.C.....................................       43,000        311,444
 Beattie (James) P.L.C.................................      132,247        319,283
 Bellway P.L.C.........................................       93,000        683,793
 Bemrose Corp. P.L.C...................................       50,375         77,395
 Benchmark Group P.L.C.................................       21,513         90,184
 Bespak P.L.C..........................................       55,918        468,008
 Bett Brothers P.L.C...................................       33,108        192,564
 *Biocompatibles International P.L.C...................       47,336         70,301
 Biotrace International P.L.C..........................       75,000        139,370
 Birse Group P.L.C.....................................      421,901        104,946
 Black Arrow Group P.L.C...............................       56,500         45,056
 Blacks Leisure Group P.L.C............................       60,959        233,247
 *Blagden Industries P.L.C.............................      131,092              0
 Blick P.L.C...........................................       68,555        216,670
 Bloomsbury Publishing P.L.C...........................        5,307         60,375
 Body Shop International P.L.C.........................      194,000        313,668
 Bodycote International P.L.C..........................       23,848         74,674
 *Boosey & Hawkes P.L.C................................       35,500        114,276
 Boot (Henry) & Sons P.L.C.............................       47,000        236,227
 *Bradstock Group P.L.C................................      130,000          6,182
 Brake Brothers P.L.C..................................       25,261        290,522
 Brammer (H.) P.L.C....................................       86,623        252,227
 Brewin Dolphin Holdings P.L.C.........................       69,762         95,441
 Bristol Water Holdings P.L.C..........................       12,000        224,749
 *British Biotech P.L.C................................      198,000         33,317
 British Polythene Industries P.L.C....................       56,740        293,484
 Britt Allcroft Co. P.L.C..............................       25,000        160,038
 Brown & Jackson P.L.C.................................      296,819        123,778
 *Brunel Holding P.L.C.................................       11,935         11,875
 Budgens P.L.C.........................................      306,137        566,646
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          4,477
 *Bullough P.L.C.......................................      256,000         85,217
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        294,342
 *Burn Stewart Distillers P.L.C........................      142,500         95,913
 *Burnden Leisure P.L.C................................       33,000          2,294
 Burndene Investments P.L.C............................      175,001        110,107
 Burtonwood Brewery P.L.C..............................       38,000        144,843
 Business Post Group P.L.C.............................       25,000        152,722
 *CLS Holdings P.L.C...................................      102,907        376,436
 CML Microsystems P.L.C................................        3,361         13,155
 Cadcentre Group P.L.C.................................       10,000         62,186
 Caffyns P.L.C.........................................        6,000         43,018
 *Cairn Energy P.L.C...................................       60,206        290,269
 *Calluna P.L.C........................................       77,140              0
 Camellia P.L.C........................................        2,950        140,285
 *Cammell Laird Group P.L.C............................      256,158         22,489
 *Cape P.L.C...........................................      119,518         35,850
 Capital & Regional Properties P.L.C...................       25,260        103,305
 Carclo Engineering Group P.L.C........................      100,463         68,354
 Care UK P.L.C.........................................       64,835        201,592
 *Carlisle Holdings, Ltd...............................        8,709         22,938
 Carpetright P.L.C.....................................      102,500        954,615
 Carr's Milling Industries P.L.C.......................       19,000         45,594
 Castings P.L.C........................................       79,000        220,783
 *Cenes Pharmaceuticals P.L.C..........................      298,612         34,955

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Chamberlin & Hill P.L.C...............................       18,000   $     54,519
 Chapelthorpe P.L.C....................................      564,527         74,342
 Charles Taylor Group P.L.C............................       15,656         94,495
 *Charter P.L.C........................................       88,743        256,453
 Chemring Group P.L.C..................................       49,000        243,770
 Chime Communications P.L.C............................       71,838        105,114
 Chloride Group P.L.C..................................      485,500        333,882
 Christie Group P.L.C..................................       53,263         44,033
 Chrysalis Group P.L.C.................................      268,082      1,019,875
 Churchill China P.L.C.................................       30,000         73,087
 City Centre Restaurants P.L.C.........................      174,871        181,030
 Clarkson (Horace) P.L.C...............................       44,733        147,925
 *Clinical Computing P.L.C.............................       40,000         16,973
 Clinton Cards P.L.C...................................      144,460        417,465
 Clydeport P.L.C.......................................       12,500         80,293
 Coats Viyella P.L.C...................................      275,000        213,262
 Colefax & Fowler Group P.L.C..........................       60,000         68,039
 Communisis P.L.C......................................      237,134        621,087
 Compel Group P.L.C....................................        5,000          6,658
 Cookson Group P.L.C...................................      147,334        181,087
 Coral Products P.L.C..................................       50,000         28,167
 *Corporate Services Group P.L.C.......................       82,200         45,705
 Cosalt P.L.C..........................................       30,700        129,146
 Countryside Property P.L.C............................       94,086        283,595
 Countrywide Assured Group P.L.C.......................      133,374        338,592
 Courts P.L.C..........................................      110,722        536,250
 *Cox Insurance Holdings P.L.C.........................      144,666        131,239
 *Cradley Group Holdings P.L.C.........................       80,000          6,438
 Cranswick P.L.C.......................................        9,358        135,078
 Crest Nicholson P.L.C.................................      267,250        932,635
 *Creston Land & Estates P.L.C.........................        5,000          4,719
 Croda International P.L.C.............................       59,635        243,451
 Cropper (James) P.L.C.................................       22,000         64,381
 *Crown Sports P.L.C...................................      250,000         37,495
 *Culver Holdings P.L.C................................          338            121
 *DCS Group P.L.C......................................       10,000          4,463
 DFS Furniture Co. P.L.C...............................       41,300        266,498
 DTZ Holdings P.L.C....................................       89,500        167,625
 Daejan Holdings P.L.C.................................       25,000        585,283
 Dairy Crest Group P.L.C...............................        5,000         41,409
 *Danka Business Systems P.L.C.........................       15,000         14,870
 Dart Group P.L.C......................................       74,000        358,939
 *Dawson International P.L.C...........................      100,688         61,878
 *Dechra Pharmaceiticals P.L.C.........................       50,000        102,790
 Delta P.L.C...........................................      150,000        254,598
 Deltron Electronics P.L.C.............................        8,621          9,208
 Densitron International P.L.C.........................       74,175         26,591
 Derwent Valley Holdings P.L.C.........................       90,000      1,100,917
 Development Securities P.L.C..........................       50,000        335,440
 Devro P.L.C...........................................      180,143        230,638
 Dewhurst P.L.C........................................        9,000         11,852
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         14,628
 Diagonal P.L.C........................................       34,200         35,029
 Dicom Group P.L.C.....................................       30,000        235,942
 Diploma P.L.C.........................................       22,648        110,186
 Dixon Motors P.L.C....................................       55,408        242,409
 Domestic & General Group P.L.C........................       17,223        193,416
 Domino Printing Sciences P.L.C........................      355,935        755,170
 Domnick Hunter Group P.L.C............................       30,000        134,542
 Dowding & Mills P.L.C.................................      336,440        152,607
 Druck Holdings P.L.C..................................        8,000         40,970
 *Dyson Group P.L.C....................................       14,250         45,872
                                                               SHARES        VALUE+
                                                               ------        ------
 EBC Group P.L.C.......................................       33,685   $     89,458
 East Surrey Holdings P.L.C............................       36,800        148,615
 *Easynet Group P.L.C..................................       75,000        134,432
 Edinburgh Fund Managers Group P.L.C...................       61,000        319,535
 *Eidos P.L.C..........................................       55,300        122,991
 Eldridge Pope & Co. P.L.C.............................       25,000         96,937
 Eleco Holdings P.L.C..................................      104,685         40,592
 Electronic Data Processing P.L.C......................       55,200         35,942
 Electronics Boutique P.L.C............................      150,000        294,105
 *Emess P.L.C..........................................      288,250         22,143
 Ennstone P.L.C........................................      295,323        152,322
 Enodis P.L.C..........................................      275,329        336,391
 Eurocopy P.L.C........................................       41,051         26,279
 Eurodis Electron P.L.C................................       87,500        102,425
 Euromoney Institutional Investors P.L.C...............       65,000        328,124
 European Colour P.L.C.................................       82,090         27,626
 European Motor Holdings P.L.C.........................      118,325        232,865
 *European Telecom P.L.C...............................        7,000            307
 *Evans of Leeds Contingent Units P.L.C................       80,000              0
 *Express Dairies P.L.C................................      722,000        303,725
 Expro International Group P.L.C.......................       54,966        390,069
 *Eyretel P.L.C........................................      134,000        105,878
 FCX International P.L.C...............................       68,275        262,738
 *FII Group P.L.C......................................       41,166          5,421
 Falcon Holdings P.L.C.................................        5,500         14,687
 Fenner P.L.C..........................................       92,146        173,929
 *Ferguson International Holdings P.L.C................       89,105         45,633
 Ferraris Group P.L.C..................................        9,600         30,201
 *Fibernet Group P.L.C.................................       45,339         51,414
 Filtronic P.L.C.......................................        4,138         11,504
 Financial Objects P.L.C...............................        7,000          4,763
 Fine Art Developments P.L.C...........................      142,288        729,730
 First Technology P.L.C................................      117,111        813,092
 *Firth (G.M.) Holdings P.L.C..........................      163,080         14,914
 Firth Rixson P.L.C....................................      216,888         65,057
 Fisher (Albert) Group P.L.C...........................       76,000        175,702
 *Fitness First P.L.C..................................       20,000        128,031
 Forminster P.L.C......................................       43,333         17,753
 Forth Ports P.L.C.....................................      133,690      1,721,422
 Fortress Holdings P.L.C...............................      120,728         42,838
 *Foster (John) & Son P.L.C............................       27,500          4,326
 Freeport Leisure P.L.C................................       25,814        166,571
 French Connection Group P.L.C.........................       25,000        381,348
 *Friendly Hotels P.L.C................................       51,533         35,440
 Friends, Ivory & Sime P.L.C...........................       60,039        240,268
 Fuller, Smith & Turner P.L.C. Series A................       20,000        158,026
 Fulmar P.L.C..........................................      107,500        103,028
 *Future Network P.L.C.................................      315,000        297,287
 GWR Group P.L.C.......................................       49,700        204,347
 Galliford P.L.C.......................................      467,870        292,663
 Games Workshop Group P.L.C............................       12,932        111,168
 *Gaming International P.L.C...........................       14,000         13,827
 *Gardner Group P.L.C..................................       26,923          4,235
 Garton Engineering P.L.C..............................       10,248          5,623
 Gaskell P.L.C.........................................       36,000         21,070
 *Gearhouse Group P.L.C................................       25,000         10,608
 Geest P.L.C...........................................       70,956        809,822

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Gibbs & Dandy P.L.C...................................        4,500   $     25,021
 *Gioma Restaurants P.L.C..............................      100,000         29,264
 Gleeson (M.J.) Group P.L.C............................       22,471        371,541
 Glenmorangie P.L.C....................................       20,000        215,823
 *Glotel P.L.C.........................................       15,300         14,216
 Go-Ahead Group P.L.C..................................       40,000        432,524
 Goldshield Group P.L.C................................       14,400         72,165
 Gowrings P.L.C........................................        5,000          7,023
 Grainger Trust, Ltd...................................       22,000        350,877
 Grantchester Holdings P.L.C...........................       37,800        117,256
 Greene King P.L.C.....................................        1,081         12,448
 *Greenwich Resources P.L.C............................      438,664         17,651
 Greggs P.L.C..........................................       26,000      1,472,279
 Guiness Peat Group P.L.C..............................      155,255        128,351
 *Gyrus Group P.L.C....................................       30,072        115,724
 Haden Maclellan Holdings P.L.C........................      226,224        109,234
 Halstead (James) Group P.L.C..........................       74,924        292,710
 Hamley's P.L.C........................................       47,500        121,282
 Hampson Industries P.L.C..............................      105,886         31,374
 *Hampton Trust P.L.C..................................      232,050         24,616
 Hanover International P.L.C...........................       11,940         20,965
 Hardys & Hansons P.L.C................................       48,000        242,307
 *Hartstone Group P.L.C................................      240,263         16,699
 Harvey Nash Group P.L.C...............................      183,750        237,945
 Havelock Europa P.L.C.................................       27,660         25,093
 *Hawtin P.L.C.........................................      196,500         33,065
 Haynes Publishing Group P.L.C.........................       14,703         25,601
 Headlam Group P.L.C...................................      152,974        595,395
 Heath (Samuel) & Sons P.L.C...........................        7,500         33,471
 Helical Bar P.L.C.....................................       35,000        421,221
 *Helphire Group P.L.C.................................      134,600        285,574
 Henlys Group P.L.C....................................        8,303         26,546
 Heywood Williams Group P.L.C..........................      140,400        439,629
 Highbury House Communications P.L.C...................      439,166        221,694
 High-Point P.L.C......................................       57,510         37,867
 Hill & Smith Holdings P.L.C...........................       86,850        102,934
 *Hiscox P.L.C.........................................       91,000        217,038
 Hit Entertainment P.L.C...............................      106,848        531,559
 Hitachi Credit (UK) P.L.C.............................       16,412         33,860
 Holidaybreak P.L.C....................................       92,974        786,312
 Holmes Place P.L.C....................................       56,067         98,855
 *Horace Small Apparel P.L.C...........................      137,500          9,054
 House of Fraser P.L.C.................................      200,000        249,477
 *Howard Holdings P.L.C................................       57,730         28,720
 Hunting P.L.C.........................................      223,174        653,100
 Huntleigh Technology P.L.C............................       24,925        160,105
 *Huntsworth P.L.C.....................................       90,000         28,313
 *IAF Group P.L.C......................................       30,000          4,170
 IG Group P.L.C........................................       10,000         32,776
 *IMS Group P.L.C......................................       75,000          4,938
 *IQE P.L.C............................................       47,400         48,549
 *ISA International P.L.C..............................       95,214         10,449
 *Ids Group P.L.C......................................       23,000         16,322
 *Imagination Technologies Group P.L.C.................      189,698         97,149
 Incepta Group P.L.C...................................      351,000        305,583
 *Industrial & Commercial Holdings P.L.C...............        5,000            110
 Informa Group P.L.C...................................       37,229        135,095
 *Intec Telecom Systems P.L.C..........................      100,000         68,771
 Intelek P.L.C.........................................       99,880         31,421
                                                               SHARES        VALUE+
                                                               ------        ------
 *Interx P.L.C.........................................       20,000   $      2,853
 Intserve P.L.C........................................      134,534      1,038,390
 *Inveresk P.L.C.......................................      100,000         53,773
 *Irevolution Group P.L.C..............................        5,000          1,061
 *Isoft Group P.L.C....................................        7,540         24,989
 Isotron P.L.C.........................................       50,325        246,680
 Ite Group P.L.C.......................................      234,741         98,749
 Itnet P.L.C...........................................       35,754        105,939
 J.& J. Dyson P.L.C....................................       28,500         93,828
 *JKX Oil and Gas P.L.C................................      220,533         74,218
 Jarvis Hotels P.L.C...................................      215,318        378,066
 Jarvis P.L.C..........................................      193,379        928,088
 *Jarvis Porter Group P.L.C............................       99,894         27,041
 John David Sports P.L.C...............................      114,500        590,569
 Johnson Group Cleaners P.L.C..........................      110,535        660,690
 Johnston Group P.L.C..................................       26,000        122,690
 Johnston Press P.L.C..................................        7,280         39,999
 Joseph (Leopold) Holdings P.L.C.......................       14,000        173,097
 Jourdan (Thomas) P.L.C................................       40,000         10,242
 *K S Biomedix Holdings P.L.C..........................       94,500         91,952
 KBC Advanced Technologies P.L.C.......................       25,000         31,642
 *Kalamazoo Computer Group P.L.C.......................       56,120          7,185
 Keller Group P.L.C....................................      110,000        547,239
 *Kensington Group P.L.C...............................       30,000        117,642
 *Kewill Systems P.L.C.................................       10,000          4,609
 Kier Group P.L.C......................................       10,915        112,834
 *Kiln P.L.C...........................................      200,000        160,953
 Kleeneze P.L.C........................................       84,300        166,520
 *Knowledge Support Systems Group P.L.C................       25,000          4,755
 Kunick P.L.C..........................................      420,000        102,937
 Laing (John) P.L.C....................................      275,961        734,894
 Laird Group P.L.C.....................................        6,000         16,988
 Lambert Howarth Group P.L.C...........................       25,200         61,762
 *Lamont Holdings P.L.C................................       72,231          3,435
 *Laura Ashley Holdings P.L.C..........................      499,150        136,942
 Lavendon Group P.L.C..................................       20,092         64,971
 Le Riche Group, Ltd...................................        6,900         61,990
 Leeds Group P.L.C.....................................       86,938         31,802
 *Leeds Sporting P.L.C.................................       66,000          6,277
 *Leicester City P.L.C.................................      100,000         19,022
 Lex Service P.L.C.....................................       20,000        149,247
 Lincat Group P.L.C....................................       19,000         96,608
 Linton Park P.L.C.....................................       39,000        196,875
 Linx Printing Technologies P.L.C......................       27,000        115,557
 Litho Supplies P.L.C..................................       20,000          8,926
 Locker (Thomas) Holdings P.L.C........................      176,168         10,311
 London Bridge Software Holdings P.L.C.................       57,269         94,690
 *London Clubs International P.L.C.....................      144,646         37,567
 *London Forfeiting Co. P.L.C..........................       12,000          2,502
 London Scottish Bank P.L.C............................      263,000        519,512
 Lookers P.L.C.........................................       53,160        144,289
 *Lorien P.L.C.........................................       60,000         75,940
 Low & Bonar P.L.C.....................................       95,000        121,629
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985          6,452
 *M.L. Laboratories P.L.C..............................       51,042         27,633
 *MDIS Group P.L.C.....................................      342,029        120,110
 MFI Furniture Group P.L.C.............................       60,855        129,558
 MMT Computing P.L.C...................................        3,000          5,268
 MS International P.L.C................................       71,500         64,864
 MSB International P.L.C...............................       16,000         16,856

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 MacDonald Hotels P.L.C................................       45,500   $    147,133
 MacFarlane Group Clansman P.L.C.......................      228,287        257,204
 Macro 4 P.L.C.........................................       42,500         68,405
 Maiden Group P.L.C....................................       16,800         84,807
 Mallett P.L.C.........................................       24,837         73,592
 Manganese Bronze Holdings P.L.C.......................       32,184         55,804
 Marlborough Stirling P.L.C............................      150,000        324,832
 Marshalls P.L.C.......................................      225,800        956,485
 *Martin International Holdings P.L.C..................      135,800         21,857
 Marylebone Warwick Balfour Group P.L.C................       73,345        119,661
 Mayflower Corp. P.L.C.................................      550,636        652,613
 McAlpine (Alfred) P.L.C...............................      196,111      1,066,023
 McBride P.L.C.........................................       10,000          8,231
 McCarthy & Stone P.L.C................................      194,968        987,064
 McKay Securities P.L.C................................       68,500        225,517
 McLeod Russel Holdings P.L.C..........................       74,524         73,060
 *Medical Solutions P.L.C..............................       26,658         10,142
 *Medisys P.L.C........................................      150,134         91,166
 Mentmore Abbey P.L.C..................................      236,561        387,674
 Menzies (John) P.L.C..................................       57,314        293,937
 *Merant P.L.C.........................................      172,500        252,403
 Merchant Retail Group P.L.C...........................      185,666        412,935
 Merrydown P.L.C.......................................       59,927         41,212
 Metal Bulletin P.L.C..................................       95,500        275,979
 Metalrax Group P.L.C..................................      358,740        391,059
 Mice Group P.L.C......................................       39,909         34,745
 *Microgen Holdings P.L.C..............................       45,816         40,223
 Mitie Group P.L.C.....................................      500,000      1,049,851
 Molins P.L.C..........................................       68,000        363,168
 Monsoon P.L.C.........................................       71,000        136,612
 *Morse P.L.C..........................................       36,866        120,022
 *Moss Brothers Group P.L.C............................      163,400         84,279
 Mowlem (John) & Co. P.L.C.............................      313,730      1,009,914
 Mtl Instruments Group P.L.C...........................        4,348         11,388
 Mucklow (A & J) Group P.L.C...........................      175,000        610,706
 *NHP P.L.C............................................      125,000        162,782
 *NSB Retail P.L.C.....................................      150,000         53,773
 *NXT P.L.C............................................       22,446         34,650
 Nestor Healthcare Group P.L.C.........................      180,200      1,529,285
 New Look Group P.L.C..................................      101,256        393,361
 Newcastle United P.L.C................................      148,923         52,297
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        117,339
 Nord Anglia Education P.L.C...........................        5,000         19,644
 Northamber P.L.C......................................       75,888         81,614
 Northgate P.L.C.......................................      118,200        925,288
 *OEM P.L.C............................................       12,000          5,882
 Ocean Wilson Holdings, Ltd............................       84,250        101,702
 Ockham Holdings P.L.C.................................      194,688        115,372
 *Orbis P.L.C..........................................      142,859         13,065
 Osborne & Little P.L.C................................       11,200         67,190
 *Ottakar's P.L.C......................................       30,000         75,721
 Owen (H.R.) P.L.C.....................................       30,000         73,746
 *Oxford Biomedica, Ltd................................       75,000         24,143
 Oxford Instruments P.L.C..............................       43,051        147,717
 *Oxford Molecular Group P.L.C.........................       41,440          5,760
 *PPL Therapeutics P.L.C...............................       43,529         11,783
 PSD Group P.L.C.......................................       43,500        265,737
 *Paladin Resources P.L.C..............................       74,000         66,049
 Paragon Group of Companies P.L.C......................       47,000        168,144
 Parity Group P.L.C....................................      128,750         72,529
 *Park Food Group P.L.C................................      291,600         89,601
                                                               SHARES        VALUE+
                                                               ------        ------
 *Partners Holdings P.L.C..............................       40,000   $      7,316
 Partridge Fine Arts P.L.C.............................       58,000         50,920
 Paterson Zochonis P.L.C...............................       22,000        287,301
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        239,015
 Pendragon P.L.C.......................................       95,750        527,484
 *Penna Consulting P.L.C...............................       33,000        164,172
 *Peptide Therapeutics Group P.L.C.....................       35,000        141,602
 Peterhouse Group P.L.C................................       85,427        504,364
 *Pharmagene P.L.C.....................................      160,000        149,832
 Photo-Me International P.L.C..........................      142,620         46,954
 Photo-Scan P.L.C......................................       40,777         78,161
 *Phytopharm P.L.C.....................................       12,600         92,551
 *Pic International Group P.L.C........................      342,975        293,578
 Pittards P.L.C........................................       60,985         56,663
 Planit Holdings P.L.C.................................      235,000        187,400
 *Plantation & General Investment P.L.C................       70,623         17,050
 *Plasmon P.L.C........................................      100,000        129,494
 Portmeirion Potteries (Holdings) P.L.C................       22,856         65,214
 Porvair P.L.C.........................................       62,000        158,758
 *Powderject Pharmaceuticals P.L.C.....................       44,500        282,915
 Precoat International P.L.C...........................       25,000         27,252
 *Premier Consolidated Oilfields P.L.C.................      152,488         54,107
 *Pressac Holdings P.L.C...............................       78,129         37,154
 *Probus Estates P.L.C.................................       83,333          2,134
 *Property Partnerships P.L.C..........................       10,000          7,609
 #*Protherics P.L.C....................................      482,694        203,056
 *Proudfoot P.L.C......................................      310,972        341,262
 *Provalis P.L.C.......................................      375,538         39,838
 Prowting P.L.C........................................      157,630        409,395
 *Psion P.L.C..........................................      165,200        138,990
 QS Holdings P.L.C.....................................       95,775         44,844
 *QSP Group P.L.C......................................       31,250          3,201
 *Queens Moat Houses P.L.C.............................      159,000         34,316
 Quintain Estates & Development P.L.C..................      108,350        430,432
 *Qxl.com P.L.C........................................      130,000          1,141
 RJB Mining P.L.C......................................       16,000         25,518
 *RM P.L.C.............................................       45,490         48,590
 *RMS Communications P.L.C.............................       15,000              0
 RPC Group P.L.C.......................................       43,400        104,145
 RPS Group P.L.C.......................................      192,594        398,754
 *Radamec Group P.L.C..................................       35,000         18,692
 *Radstone Technology P.L.C............................        5,000         18,875
 Ransom (William) & Son P.L.C..........................       30,000         21,509
 *Recognition Systems Group P.L.C......................       90,342          3,305
 *Redrow Group P.L.C...................................       91,721        387,858
 *Redstone Telecom P.L.C...............................      148,707          2,013
 *Reece P.L.C..........................................      283,750          3,114
 Reed Executive P.L.C..................................      116,500        295,754
 Reed Health Group P.L.C...............................      155,333        382,974
 Reg Vardy P.L.C.......................................      103,597        660,906
 Regent Inns P.L.C.....................................       95,068        216,307
 Reliance Security Group P.L.C.........................        9,000        107,655
 Renishaw P.L.C........................................      146,806        988,115
 Renold P.L.C..........................................      144,000        164,347
 Ricardo Group P.L.C...................................       94,709        590,346
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000         98,657
 *Rolfe & Nolan P.L.C..................................       24,000         24,406
 Roseby's P.L.C........................................       45,692        230,656

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Rotork P.L.C..........................................      174,885   $    925,053
 Rowe Evans Investments P.L.C..........................       86,917        139,895
 Roxboro Group P.L.C...................................       17,586         73,207
 *Roxspur P.L.C........................................       45,958          3,530
 *Royal Doulton P.L.C..................................      240,000         35,995
 Royalblue Group P.L.C.................................       11,800         66,905
 Rutland Trust P.L.C...................................      174,255         86,690
 S & U P.L.C...........................................       21,140        184,047
 SCS Upholstery P.L.C..................................       29,000        114,569
 SFI Group P.L.C.......................................       26,841         84,243
 *SHL Group P.L.C......................................       15,000         24,143
 SIG P.L.C.............................................      103,200        469,619
 Safeland P.L.C........................................       25,000         17,010
 Salvesen (Christian) P.L.C............................      183,157        242,537
 Sanctuary Group P.L.C.................................      320,000        266,889
 Sanderson Bramall Motor Group P.L.C...................       68,166        365,551
 Saville (J.) Gordon Group P.L.C.......................      391,413        690,125
 Savills P.L.C.........................................      104,000        307,391
 Scapa Group P.L.C.....................................       44,337         38,925
 *Scipher P.L.C........................................       28,803         41,302
 Scottish Radio Holdings P.L.C.........................       17,200        242,863
 Secure Trust Group P.L.C..............................       27,118        170,621
 Selfridges P.L.C......................................       40,000        194,021
 Senior Engineering Group P.L.C........................      122,900         90,813
 *Servicepower Technologies P.L.C......................      150,000         18,656
 Severfield-Rowan P.L.C................................       20,000         98,766
 Shaftesbury P.L.C.....................................      137,500        559,311
 Shanks & McEwan Group P.L.C...........................       92,900        224,967
 Sherwood International, Ltd...........................       16,674         25,861
 Shiloh P.L.C..........................................       14,500         63,543
 *ShopRite Group P.L.C.................................      204,780         32,211
 Silentnight Holdings P.L.C............................       84,300        270,750
 Simon Engineering P.L.C...............................      348,089        303,049
 Sinclair (William) Holdings P.L.C.....................       53,000         46,918
 Sindall (William) P.L.C...............................       66,000        406,567
 Sirdar P.L.C..........................................       41,600         39,869
 Skillsgroup P.L.C.....................................       79,475         48,260
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500        130,536
 *Smartlogik P.L.C.....................................      207,000            424
 *Soco International P.L.C.............................       59,000        208,485
 South Staff Water Holdings P.L.C......................      108,000        944,207
 Southampton Leisure Holdings P.L.C....................       19,615         10,045
 Spirax-Sarco Engineering P.L.C........................       55,100        380,136
 *Sportsworld Media Group P.L.C........................       26,049          2,001
 Spring Group P.L.C....................................      169,495        157,484
 Springwood P.L.C......................................       37,500         76,818
 St. Modwen Properties P.L.C...........................       50,000        109,375
 Staffware P.L.C.......................................       12,000         60,577
 Stanley (Charles) Group P.L.C.........................       76,800        288,240
 Stanley Leisure Organisation P.L.C....................      221,258      1,128,256
 Sterling Publishing Group P.L.C.......................       75,298         15,700
 Stirling Group P.L.C..................................      193,011         79,076
 *Stratagem Group P.L.C................................       70,315         21,092
 *Stylo P.L.C..........................................      127,367         66,159
 *Superscape P.L.C.....................................       14,621          5,883
 Swallowfield P.L.C....................................       15,000         20,960
 Syltone P.L.C.........................................       50,400         84,439
 *Synstar P.L.C........................................      143,000        116,127
 T & S Stores P.L.C....................................      138,335        759,048
 *Tadpole Technology P.L.C.............................      109,090         32,722
 *Tandem Group P.L.C...................................      327,365              0
                                                               SHARES        VALUE+
                                                               ------        ------
 Tarsus Group P.L.C....................................       34,855   $     46,155
 Taylor & Francis Group P.L.C..........................       14,600        134,586
 *Teamtalk.com Group P.L.C.............................      375,000         32,922
 Ted Baker P.L.C.......................................       38,800        145,621
 Telemetrix P.L.C......................................      165,708        272,773
 *Telme.com P.L.C......................................      250,000         42,982
 *Telspec P.L.C........................................       25,000         23,777
 *Ten Alps Communications P.L.C........................        2,352            499
 Terence Chapman Group P.L.C...........................       62,500         20,576
 Tex Holdings P.L.C....................................       14,000         17,515
 The Innovation Group P.L.C............................       20,000         45,213
 The Malcolm Group P.L.C...............................      109,377        150,439
 The Television Corp. P.L.C............................       14,000         49,881
 Thorntons P.L.C.......................................      158,000        273,956
 Thorpe (F.W.) P.L.C...................................       24,000         47,057
 Tibbett & Britten Group P.L.C.........................       86,123        957,720
 Tinsley (Eliza) Group P.L.C...........................       19,844         12,195
 Topps Tiles P.L.C.....................................       39,690        159,125
 Tops Estates P.L.C....................................       30,088         93,773
 Torex P.L.C...........................................       73,041        745,447
 *Torotrak P.L.C.......................................       39,193         16,631
 *Tottenham Hotspur P.L.C..............................      150,000         63,650
 Town Centre Securities (New) P.L.C....................      142,137        311,964
 *Trace Computers P.L.C................................       33,552         34,120
 Transport Development Group P.L.C.....................       19,782         65,850
 Triad Group P.L.C.....................................        9,412          9,984
 Trifast P.L.C.........................................      135,388        146,595
 Ulster Television, Ltd................................      115,602        659,684
 *Ultima Networks P.L.C................................      100,000          2,926
 Ultra Electronics Holdings P.L.C......................       39,745        296,591
 Ultraframe P.L.C......................................       37,200        189,149
 Umeco P.L.C...........................................        6,250         23,091
 Uniq P.L.C............................................       20,000         50,920
 Unite Group P.L.C.....................................       53,051        232,874
 Universal Salvage P.L.C...............................       14,255         39,109
 *Vanguard Medica Group P.L.C..........................       13,172         28,814
 *Vega Group P.L.C.....................................       32,300         48,443
 *Vert (Jacques) P.L.C.................................       45,000          9,383
 Vibroplant P.L.C......................................       83,100        116,121
 Victoria Carpet Holdings P.L.C........................       12,000         23,002
 Victrex P.L.C.........................................       96,254        453,503
 Viglen Technology P.L.C...............................       13,791          8,879
 Vitec Group P.L.C.....................................       15,242        109,504
 *Vocalis Group P.L.C..................................       16,000          1,522
 Volex Group P.L.C.....................................       58,801        180,680
 Vosper Thornycroft Holdings P.L.C.....................       18,675        406,465
 Wagon Industrial Holdings P.L.C.......................       47,292        153,966
 Walker Greenbank P.L.C................................       53,105         17,483
 Warner Estate Holdings P.L.C..........................       70,000        341,586
 *Waterdorm P.L.C......................................      105,000              0
 Waterman Partnership Holdings P.L.C...................       74,473        163,454
 *Watermark Group P.L.C................................       50,000         79,013
 *Waverly Mining Finance P.L.C.........................       42,500          6,530
 Weir Group P.L.C......................................       35,236        155,962
 Wellington Holdings P.L.C.............................        9,000         14,486
 Wembley P.L.C.........................................        6,053         70,190
 Westbury P.L.C........................................      202,522      1,041,606
 *Weston Medical Group P.L.C...........................       50,200         90,347
 *Wetherspoon (J.D.) P.L.C.............................       25,000        128,945
 Whatman P.L.C.........................................      241,935        447,811
 White Young Green P.L.C...............................        9,000         23,704

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Whitehead Mann Group P.L.C...........................       45,000   $    269,962
 *Whittard of Chelsea P.L.C............................       30,000         32,264
 *Wiggins Group P.L.C..................................    1,148,266        163,815
 Wilmington Group P.L.C................................       28,692         58,355
 Wilshaw P.L.C.........................................      198,409         86,368
 Wilson (Connolly) Holdings P.L.C......................       51,000        136,934
 Wintrust P.L.C........................................       22,500        180,249
 Wolverhampton & Dudley Breweries P.L.C................       78,873        773,230
 Worthington Group P.L.C...............................      102,653          6,759
 Wyevale Garden Centres P.L.C..........................       36,271        292,161
 Wyndeham Press Group P.L.C............................       63,066        111,196
 *XAAR P.L.C...........................................       18,405         19,255
 *Xenova Group P.L.C...................................      145,714        124,728
 YJL P.L.C.............................................       35,932         20,636
 Yates Brothers Wine Lodges P.L.C......................       23,373         54,206
 Yorklyde P.L.C........................................       25,555         26,175
 *Yorkshire Group P.L.C................................       82,504         49,495
 Young & Co's Brewery P.L.C............................       10,000        105,351
 Young & Co's Brewery P.L.C. Class A...................        5,234         62,225
 Yule Catto & Co. P.L.C................................       53,557        237,838
 *Zetters Group P.L.C..................................       34,486         68,878
 Zotefoams P.L.C.......................................       62,000         84,822
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $92,769,856)...................................                 109,650,641
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *British Pound Sterling
   (Cost $432,313).....................................                     418,073
                                                                       ------------
RIGHTS/WARRANTS -- (0.3%)
 *Creston P.L.C. Warrants 03/31/04.....................        1,000              0
                                                               SHARES        VALUE+
                                                               ------        ------
 *Lamont Holdings P.L.C. Rights 06/18/02...............       90,288   $      1,651
 *Letter of Entitlements - Audemars Piguet.............       90,242              0
 WSP Group P.L.C. 06/21/01.............................       90,000        387,165
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $368,326)......................................                     388,816
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $93,570,495)...................................                 110,457,530
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FNMA Discount Notes
   1.77%, 06/14/02, valued at $659,175) to be
   repurchased at $649,090
   (Cost $649,000).....................................   $      649        649,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $94,219,495)++.................................                $111,106,530
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $94,230,638.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (14.9%)
COMMON STOCKS -- (14.9%)
 Apem SA...............................................        1,000   $     42,041
 *April Group SA.......................................        1,600         25,411
 Assystem SA...........................................        2,657         61,560
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        306,271
 #Bains de Mer et du Cercle des Etrangers a Monaco.....        4,615        754,515
 *Beghin-Say...........................................        1,000         42,741
 *Beneteau SA..........................................          600         30,213
 *Berger Levrault SA...................................          476         53,719
 Boiron SA.............................................        3,800        297,854
 Bongrain SA...........................................          600         32,512
 Brioche Pasquier SA...................................        5,200        373,826
 Burelle SA............................................        4,030        245,100
 CEGID SA..............................................        4,500        279,571
 *COM 1 SA.............................................          450          2,127
 *CS Communication et Systemes.........................        4,983         46,553
 Carbone Lorraine......................................       33,245      1,137,062
 Cegedim SA............................................        6,400        315,997
 *Cereol...............................................        1,000         31,381
 Change de la Bourse SA................................          614         16,004
 Christian Dalloz SA...................................        2,585        307,913
 Cie Francaise des Ferrailles..........................       10,576        458,456
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,281,103
 *#Club Mediterranee SA................................          700         24,556
 Compagnie Financiere Saint-Honore.....................          770         98,841
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................          500         28,237
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,259,257
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         10,426
 Continentale d'Entreprises SA.........................       20,087        829,272
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        192,266
 Cristalleries de Baccarat.............................        1,090         94,195
 Damart SA.............................................       22,900      2,139,407
 De la Rue Imperiale de Lyon...........................       14,432      2,022,440
 Deveaux SA............................................        1,040         71,608
 Didot-Bottin..........................................        1,620        115,023
 Dynaction SA..........................................       10,660        298,770
 Electricite de Strasbourg.............................       23,784      1,179,879
 *Elior................................................        4,100         31,984
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 Esso SA...............................................          400         32,362
 *#Euro Disney SCA.....................................       42,200         31,146
 Exploitation de Parcs & Garages SA....................          379         13,703
 Explosifs et de Produits Chimiques....................          524        117,000
                                                            SHARES           VALUE+
                                                            ------           ------
 #Faurecia SA..........................................          900   $     41,200
 Fimalac SA............................................      104,100      4,656,535
 Fininfo SA............................................        9,760        269,898
 Fonciere Lyonnaise SA.................................        2,896         85,631
 Fonderies Franco Belge................................          492         44,080
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        269,995
 *GCI (Groupe Chatellier Industrie SA).................        7,258            678
 GFI Industries SA.....................................        6,845        163,900
 Gantois Series A......................................          647         56,819
 Gascogne SA...........................................        6,472        493,386
 *#Gaumont.............................................       14,607        675,498
 *Generale de Geophysique SA...........................       20,770        852,618
 *Generale de Sante....................................        1,500         24,033
 Gevelot...............................................        3,584        123,888
 Grands Moulins de Strasbourg..........................          110         16,288
 Groupe du Louvre SA...................................          400         30,643
 Groupe Guillin SA.....................................        1,200         46,974
 Groupe Norbert Dentressangle SA.......................        6,320        156,466
 Groupe Zannier SA.....................................        4,100        319,454
 Guitel-Etienne-Mobilor SA.............................          116          2,219
 Guyenne et Gascogne SA................................       26,000      2,186,119
 Hoteliere Lutetia Concorde............................        2,505        304,235
 Hotels et Casinos de Deauville........................        2,055        419,490
 IMS International Metal Service SA....................       12,630         90,266
 Industrielle et Financiere d'Entreprise SA............          300         20,880
 *Infogrames Entertainment SA..........................        4,300         22,898
 *Informatique et Realite SA...........................        2,643          1,852
 La Rochette...........................................       84,470        961,976
 *Lectra Systemes SA...................................       19,192         77,099
 Legris Industries SA..................................        9,350        205,276
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        209,120
 MRM...................................................        1,424         26,607
 Manitou SA............................................       11,092        815,535
 *Marionnaud Parfumeries Retails Perfumes..............          600         25,224
 Matussiere et Forest SA...............................       13,600        104,186
 *#Metaleurop SA.......................................       35,449        114,919
 *Montupet SA..........................................       32,450        427,759
 *NAF NAF SA...........................................        4,200         54,933
 *Neopost SA...........................................        1,200         47,534
 Nord-Est SA...........................................        2,707         67,018
 PSB Industries SA.....................................        1,240        104,261
 Parc Asterix SA.......................................          822         18,891
 *Pier Import Europe SA................................       12,100         53,017
 *Pierre & Vacances....................................          300         21,511
 Pinguely-Haulotte SA..................................       25,000        268,827
 Plastic Omnium........................................        5,141        460,600
 Radiall SA............................................        1,340         87,632
 Robertet SA...........................................        1,076         92,583
 *Rodriguez Group SA...................................          500         33,119
 Rougier SA............................................        2,040        121,784
 SDR de Bretagne SA....................................          714         11,006

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064   $    540,442
 SR Teleperformance....................................       90,928      2,353,073
 *Sabate SA............................................        2,400         34,709
 Sabeton...............................................       13,500        128,771
 Samse SA..............................................        4,400        402,433
 Sechilienne-Sidec.....................................        2,200        180,252
 Securidev SA..........................................        1,500         17,026
 Selectibanque SA......................................        7,100        112,763
 Sidergie SA...........................................        4,000        150,263
 #Skis Rossignol SA....................................       41,668        478,813
 Smoby SA..............................................          500         16,349
 Societe Financiere Interbail SA.......................       17,550        537,457
 *Societe Francais des Papiers Peints..................          400          9,526
 Sopra SA..............................................        6,900        273,966
 Sucriere de Pithiviers-le-Vieil.......................        1,825        701,602
 Taittinger SA.........................................       12,700      1,625,482
 Touax (Touage Investissement SA)......................       10,378        181,306
 *Transiciel SA........................................          700         17,330
 *Trouvay et Cauvin SA.................................        1,500          7,834
 Unilog SA.............................................        6,320        336,550
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,996,076
 *Valtech, La Defense..................................       20,000         20,180
 Vermandoise de Sucreries..............................          323        277,618
 *Viel et Cie..........................................       42,228        174,768
 Vilmorin et Cie SA....................................        2,349        183,353
 Virbac SA.............................................        1,713        236,372
                                                                       ------------
TOTAL -- FRANCE
  (Cost $28,721,614)...................................                  41,512,976
                                                                       ------------
GERMANY -- (12.6%)
COMMON STOCKS -- (12.6%)
 *AWD Holding AG.......................................       10,200        267,772
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,110         38,643
 *Acg AG Fuer Chipkarten und Informationssysteme.......        1,400          5,572
 *Adva AG Optical Networking...........................        3,500          8,927
 *Agrob AG.............................................        5,800         40,639
 Aigner (Etienne) AG...................................          600         98,095
 Aixtron AG............................................       17,600        253,381
 Alsen AG, Hamburg.....................................       16,400        337,073
 *Amadeus AG...........................................        1,400         22,666
 Andreae-Noris Zahn AG, Anzag..........................       27,200        617,495
 Anterra Vermoegensverwaltungs AG......................        1,350        126,122
 *Articon Integralis AG................................        2,100          5,258
 *Augusta Technologie AG...............................        3,200         22,422
 *#Ava Allgemeine Handelsgesellschaft der Verbraucher
   AG..................................................        4,650        171,162
 BUS (Berzelius Umwelt Service) AG.....................        5,400         31,531
 Baader Wertpapier Handelsbank AG......................        7,900         37,862
 *#Babcock Borsig AG...................................       37,480        165,272
 #Balda AG.............................................        7,700         30,285
 #Beate Uhse AG........................................       16,800        159,149
 *Bechtle AG...........................................        2,200         12,044
 Berliner Elektro Holding AG...........................       11,061         68,099
 Berliner Kindl-Brauerei AG............................          790        156,466
 Bertrandt AG..........................................        3,100         48,076
 Beru AG...............................................        2,700        139,491
                                                            SHARES           VALUE+
                                                            ------           ------
 #Bilfinger & Berger Bau AG, Mannheim..................       14,400   $    347,088
 *Biodata Information Technology AG....................        1,000            112
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          181         28,747
 Boewe Systec AG.......................................        3,000         70,068
 *Brau und Brunnen AG..................................        4,995        167,435
 Bremer Energiekonto AG................................        1,200          7,231
 *Bremer Woll-Kaemmerei AG.............................       19,960         39,160
 Brillant AG...........................................        1,310         28,149
 Buckau (Walther) AG...................................        7,800              0
 Ce Consumer Electrnic AG..............................        5,800         24,113
 *Ceag AG..............................................       20,670        135,175
 *Celanese AG..........................................       12,850        295,322
 Cewe Color Holding AG.................................        1,900         25,738
 *Ceyoniq AG...........................................        2,900            271
 *Comdirect Bank AG....................................       31,600        219,939
 Computerlinks AG......................................          600          4,524
 *#Concordia Bau und Boden AG..........................      102,602        427,512
 *Consors Discount-Broker AG...........................        7,500         85,833
 *DAS Werk AG..........................................        1,200            841
 *Dab Bank AG..........................................       18,400        111,735
 *Data Modul AG........................................        2,640         42,175
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200         65,172
 Deutsche Verkehrs-Bank AG.............................        7,124        545,752
 *Dierig Holding AG....................................       10,500         78,476
 Dis Deutscher Industrie Service AG....................        3,000         77,691
 Dom-Braugerei AG......................................        1,100         53,952
 Douglas Holding AG....................................       10,500        248,671
 *Duerr Beteiligungs AG................................       14,750        356,214
 Dyckerhoff AG DM50....................................       12,750        288,259
 Edscha AG.............................................        2,500         58,390
 *Elmos Semiconductor AG...............................        4,400         57,960
 *ElreingKlinger AG....................................        1,500         37,837
 *#Em TV & Merchandising AG............................       34,700         43,440
 Erlus Baustoffwerke AG................................          297         94,339
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 #Escada AG............................................       10,260        230,047
 *Eurobike AG..........................................        1,700          5,400
 *Evotec Biosystems AG.................................        8,300         52,651
 FJA AG................................................        1,700         81,951
 Feilmann AG...........................................        5,650        208,235
 *Freenet.De AG........................................        1,900         10,562
 Fuchs Petrolub AG Oel & Chemie........................        2,231        139,626
 *GFK AG...............................................        6,000        128,925
 *GPC Biotech AG.......................................        6,000         35,875
 *Gft Technologies AG..................................        2,100          8,534
 *Gilde Brauerei AG....................................        1,200        382,571
 Goldschmidt (T.H.) AG.................................       83,200      2,075,356
 *Gontard & Metallbank AG..............................        5,344            354
 *Grenkeleasing AG.....................................        3,100         54,737
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........        2,665        100,835
 HVB Real Estate AG....................................       99,086      1,740,316
 Hamborner AG..........................................       21,000        466,933
 *Herlitz AG...........................................        3,462          5,466
 Hochtief AG...........................................       10,500        211,885
 Holsten-Brauerei AG...................................       38,462        610,856
 *Hucke AG.............................................        8,300         21,789
 IFA Hotel & Touristik AG..............................        7,000         59,380
 *IM International Media AG............................        5,200         19,918

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Intershop Communications AG..........................        5,200   $      4,858
 Ivg Holding AG........................................       17,400        204,010
 #Iwka AG..............................................       26,613        353,053
 *Ixos Software AG.....................................        6,100         37,043
 *Jenoptik AG..........................................       10,900        211,811
 *Jumptec Industrielle Computertechnik AG..............        2,000          7,848
 K & S Aktiengesellschaft AG...........................      129,500      2,710,040
 KSB AG................................................        2,387        236,383
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        770,747
 Kampa-Haus AG.........................................       10,375         61,549
 Kamps AG, Duesseldorf.................................       12,350        143,300
 *Kaufring AG..........................................        2,203            617
 Keramag Keramische Werke AG...........................       13,000        546,287
 *#Kloeckner Humboldt-Deutz AG.........................       25,650         52,959
 Kloeckner-Werke AG....................................       10,500        148,124
 Km Europa AG (New)....................................        1,338         26,050
 #Kolbenschmidt Pierburg AG, Duesseldorf...............       28,473        393,689
 *Kontron Embedded Computers AG........................        7,500         46,175
 Kromschroeder (G.) AG.................................       26,520        185,820
 Krones AG.............................................        1,700         88,463
 *LPKF Laser & Electronics AG..........................        2,200         18,765
 *Lambda Physik AG.....................................        3,500         53,625
 *Lehnkering AG........................................       15,300        190,108
 *#Leifheit AG.........................................       12,500        344,501
 Leoni AG..............................................       25,000        861,835
 *Loewe AG.............................................        1,700         47,170
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        301,946
 *MWG Biotech AG.......................................        6,600          6,659
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,775,028
 Markt und Kuehlhallen AG..............................       14,000        274,666
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400          5,852
 Maxdata AG............................................       11,500         54,686
 Mensch und Maschine Software AG.......................          900         10,342
 *#Mobilcom AG.........................................       10,050        147,409
 *Moenus Textilmaschinen AG............................        5,250          1,079
 *Moksel (A.) AG.......................................       15,800         41,478
 *Morphosys AG.........................................        1,100         28,004
 Muehlabauer Holdings AG & Co. KGAA....................        1,000         22,422
 *Nemetschek AG........................................        3,800         10,295
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         85,841
 *Niedermayr Papierwarenfabrik AG......................        1,047         16,139
 Norddeutsche Affinerie AG.............................        7,350         95,652
 Norddeutsche Steingutfabrik AG........................        5,960         29,511
 *Parsytec AG..........................................          700          1,955
 *Pfaff (G.M.) AG......................................       80,000         23,169
 *Pfeiffer Vacuum Technology AG........................        2,400         87,893
 Pfleiderer AG.........................................       17,000        133,409
 *#Phoenix AG, Hamburg.................................       37,500        379,067
 Plambeck Neue Energien AG.............................        3,600         52,534
 Progress-Werk Oberkirch AG............................        5,000        108,372
 Puma AG...............................................        4,900        297,326
 *#Qs Communications AG................................        5,900          4,630
                                                            SHARES           VALUE+
                                                            ------           ------
 *RTV Family Entertainment AG..........................        9,500   $      7,988
 Rational AG...........................................        2,600        101,776
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200        151,347
 Renk AG...............................................       19,400        425,920
 #Rheinmetall Berlin AG................................       45,000        815,591
 *SAP Systems Integrations AG..........................        8,200         93,461
 *SGL Carbon AG........................................        4,950        109,600
 *#Salzgitter AG.......................................       24,900        248,677
 *Schneider Rundfunkwerke AG...........................       10,274          1,056
 Schwarz Pharma AG.....................................        9,000        298,489
 Sektkellerei Schloss Wachenheim AG....................       15,120         83,059
 *Senator Entertainment AG.............................        9,800         15,290
 *Ser Systeme AG.......................................        6,000            617
 *Singulus Technologies AG.............................        9,900        281,169
 Sinner AG, Karlsruhe..................................        4,160         42,751
 #Sixt AG..............................................        6,500         86,534
 Software AG...........................................        7,250        107,694
 *Stada Arzneimittel AG................................        4,450        167,957
 *Stahl (R.) AG........................................        2,000         10,277
 *Steag Hamtech AG.....................................        6,900         35,132
 Stoehr & Co. AG.......................................       16,000         94,171
 *Strabag AG...........................................        3,332         69,137
 Stuttgarter Hofbraeu AG...............................       18,000        302,693
 Sued-Chemie AG........................................       29,146        789,650
 *Suess Microtec AG....................................        3,300         92,181
 #Takkt AG.............................................       29,100        195,742
 Tarkett AG............................................       12,800         76,772
 *Techem AG............................................        6,600         94,339
 Technotrans AG........................................          200         10,090
 *Telegate AG..........................................        1,400          4,342
 *Terrex Handels AG....................................          145          6,096
 *United Internet AG...................................       15,200         94,433
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415         34,304
 *VDN Vereinigte Deutsche Nickel-Werke AG..............       25,500        341,147
 VK Muehlen AG.........................................        1,312         74,781
 #Vossloh AG...........................................       15,900        375,074
 *WCM Beteiligungs AG..................................      100,666        893,438
 Walter AG.............................................       13,500        402,330
 Walter Bau AG, Augsburg...............................       44,271         62,040
 Wanderer-Werke AG.....................................        7,903        121,750
 *Wedeco AG Water Technology...........................        2,500         50,916
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         42,181
 Wuerttembergische Hypotheken Bank AG..................       21,827        948,211
 Wuerttembergische Lebensversicherung AG...............        4,430         95,190
 Wuerttembergische Metallwarenfabrik AG................       30,330        433,533
 Wuerzburger Hofbraeu AG...............................          133         37,276
 Zapf Creation AG......................................        1,800         46,245
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        742,328
                                                                       ------------
TOTAL -- GERMANY
  (Cost $37,877,689)...................................                  34,937,994
                                                                       ------------
SWITZERLAND -- (10.4%)
COMMON STOCKS -- (10.1%)
 *AFG Arbonia-Forster Holding AG.......................        2,610        179,912

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30   $     19,148
 *Actelion, Ltd........................................        3,100        133,555
 *Alcopor Holding SA...................................          200         21,828
 *Ascom Holding AG.....................................        2,700         24,212
 BHB Beteiligungs und Finanzgesellschaft...............          150          4,204
 BVZ (Brig Visp Zermatt) Holding AG....................          370         53,607
 Bank Coop AG..........................................        5,881        705,673
 *Bank Sarasin & Cie Series B, Basel...................          274        507,158
 *Banque Cantonale de Geneve...........................        1,344        120,094
 Banque Cantonale du Jura..............................          450         60,602
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        735,271
 *Barry Callebaut AG...................................          600         65,868
 Basellandschaftliche Kantonalbank.....................          600        234,750
 Basler Kantonalbank...................................        5,250        221,826
 *Belimo Holdings......................................           70         26,717
 *Bobst Group SA.......................................       18,200        627,278
 Bon Appetit Holding A.................................        1,650        135,589
 Bossard Holding AG....................................        6,350        166,980
 *Bucher Holding AG, Niederweningen....................          671        567,457
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........          280         83,101
 *Calida Holding AG....................................          396         42,967
 Carlo Gavazzi Holding AG..............................          910         45,884
 *Charles Voegele Holding AG...........................        1,000         35,104
 Cie Financiere Tradition..............................        2,500        324,713
 *Crossair AG, Basel...................................          660         21,273
 Daetwyler Holding AG, Atldorf.........................          348        528,851
 *Disetronic Holding AG................................          280        162,270
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      2,125,922
 *ESEC Holding AG......................................          200         23,615
 Edipresse SA, Lausanne................................          694        272,414
 Eichhof Holding AG....................................          188         86,394
 Energie Electrique du Simplon SA......................          350         28,035
 Escor AG, Duedingen...................................          744         14,115
 Financiere Michelin, Granges-Paccot...................          637        243,128
 Fischer (Georg) AG, Schaffhausen......................          510        110,999
 Forbo Holding AG, Eglisau.............................        1,100        363,678
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        125,161
 *Galenica Holding AG..................................          120         24,088
 Galenica Holding AG, Bern Series B....................          405        390,325
 *Geberit AG...........................................          620        176,095
 Generale d'Affichage, Geneve..........................          290        126,790
 Generali (Switzerland) Holdings, Adliswil.............        1,670        341,084
 Golay-Buchel Holding SA, Lausanne.....................           40         42,253
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         41,104
 Gurit-Heberlein AG....................................        1,125        861,645
 *HPI Holding SA.......................................        6,000         11,872
 Helvetia Patria Holding...............................          900        133,842
 Hero AG...............................................        3,040        355,074
 *Industrieholding Cham AG, Cham.......................          864        112,496
 Jelmoli Holding AG, Zuerich...........................        1,521      1,368,810
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        512,076
 *Kaba Holding AG......................................          530        121,103
 Kardex AG, Zuerich....................................        1,039        171,092
 Kardex AG, Zuerich (Participating)....................          610        101,227
                                                            SHARES           VALUE+
                                                            ------           ------
 *Komax Holding AG.....................................          400   $     22,658
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,730,260
 Kuehne & Nagel International AG.......................        3,240        232,644
 *Kuoni Reisen Holding AG..............................          440        118,231
 Lem Holdings AG, Lyss.................................          270         46,529
 *Logitech International SA............................       66,100      3,200,013
 *Luzerner Kantonalbank AG.............................        1,000         98,132
 Maag Holding AG, Zuerich..............................          922        135,349
 *Mikron Holding AG, Biel..............................        1,326        100,501
 *Moevenpick-Holding, Zuerich..........................        1,320        470,114
 *Nextrom Holding SA...................................          346         13,250
 *Omnium Geneve SA, Geneve.............................          110             77
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        240,495
 Oz Holding AG.........................................        4,400        351,041
 *Parco Industriale e Immobiliare SA...................          600          1,340
 Phoenix Mecano AG, Stein am Rhein.....................        2,749        772,009
 *Phonak Holding AG....................................        9,700        168,707
 *Psp Swiss Property AG................................          900         87,888
 Publicitas Holding SA, Lausanne.......................          370         94,934
 Reg Real Estate Group.................................        8,010        460,119
 Rieters Holdings......................................          680        164,925
 SAIA-Burgess Electronics AG...........................           70         22,339
 *Sarna Kunststoff Holding AG, Sarnen..................          176        183,665
 Schaffner Holding AG..................................          300         57,635
 *Schweiter Technology AG..............................          200         26,232
 Schweizerhall Holding AG, Basel.......................          140        166,649
 Schweizerische National Versicherungs Gesellschaft....          396        210,035
 *Siegfried AG, Zofingen...............................          856        893,277
 Sig Holding AG........................................        1,600        204,242
 *Sihl.................................................          150          1,142
 Sika Finanz AG, Baar..................................          800        212,412
 Sika Finanz AG, Baar (Namen)..........................          750         33,006
 Sopracenerina.........................................        2,409        215,258
 *Sulzer AG, Winterthur................................          540        122,354
 *Sulzer Medic AG......................................          500         76,910
 *Tamedia AG...........................................        1,200         88,079
 Tecan Group AG........................................        1,500         73,288
 *UMS Schweizerische Metallwerke Holding AG, Bern......        2,560        117,643
 Unigestion Holding, Geneve............................        2,891        188,210
 *Unilabs SA...........................................        1,000         28,051
 Valiant Holding.......................................          100         61,273
 Valora Holding AG.....................................          610        128,481
 Vaudoise Assurances Holding, Lausanne.................           45         81,282
 Villars Holding SA, Fribourg..........................          150         24,509
 *Von Moos Holding AG, Luzern..........................        7,000         28,147
 *Von Roll Holding AG, Gerlafingen.....................       23,024         48,494
 WMH Walter Meier Holding AG, Staefa...................           50         57,220
 Zehnder Holding AG....................................          193        125,031
 Zellweger Luwa AG.....................................        3,040        194,030
 Zschokke Holding SA, Geneve...........................          230         84,409
 Zueblin Holding AG....................................        4,093         25,758
 Zuercher Ziegeleien Holding, Zuerich..................        1,415      1,002,476
 Zuger Kantonalbank....................................          545        796,575
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,967,447)...................................                  28,227,657
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swiss Francs
   (Cost $548,482).....................................                $    552,305
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        127,715
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Nextrom Holding AG Rights 06/10/02
   (Cost $0)...........................................            1              0
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $20,782,158)...................................                  28,907,677
                                                                       ------------
ITALY -- (9.7%)
COMMON STOCKS -- (9.7%)
 *Actelios SpA.........................................       25,801        176,684
 *Aem Torino SpA.......................................      166,000        338,858
 *#Alitalia Linee Aeree Italiane SpA Series A..........      490,000        329,599
 *Auschem SpA (In Liquidation).........................       82,000              0
 Azienda Mediterranea Gas e Acqua SpA..................      156,000        159,295
 Banca Intermobiliare di Investimenti e Gestoni SpA....       57,500        250,866
 Banca Popolare Dell'etruria e Del Lazio Scrl..........       10,700        119,856
 #Banca Popolare di Lodi Scarl.........................       43,000        442,297
 *Banca Profilo SpA....................................       58,000        121,918
 Banca Toscana.........................................      117,700        489,322
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        519,063
 Banco di Desio e della Brianza SpA....................       55,000        138,221
 Banco Piccolo Valellinese Scarl SpA...................       24,000        183,634
 *Bastogi SpA..........................................    1,183,000        166,886
 Bayerische Vita SpA...................................       43,000        221,751
 *Beghelli SpA.........................................       96,000         73,543
 Beni Stabili SpA, Roma................................      816,000        470,363
 *Binda SpA............................................    1,299,375              0
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         78,336
 #Bremba SpA...........................................       26,700        184,587
 Brioschi Finanziaria SpA, Milano......................      175,000         41,527
 #Buzzi Unicem SpA.....................................       60,100        533,404
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        128,701
 CAMFIN (Cam Finanziaria)..............................       36,527        138,547
 CIR SpA (Cie Industriale Riunite), Torino.............      368,600        441,470
 *#CMI SpA.............................................       51,602        151,375
 *CSP International Industria Calze SpA................       10,000         26,439
 Caltagirone Editore SpA...............................       60,000        392,380
 Caltagirone SpA.......................................      178,399        816,670
 *Carraro SpA..........................................       14,000         18,115
 Cementeria di Augusta SpA.............................      105,000        184,419
 #Cementir Cementerie del Tirreno SpA..................      249,704        676,521
 #Cia Assicuratrice Unipol SpA.........................      199,333        763,521
 *Cirio Finanziaria SpA................................      175,000         48,884
 #Class Editore SpA....................................       44,000        121,675
 Credito Artigiano SpA.................................       53,900        160,130
 *Cremonini SpA........................................       64,400         96,264
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cucirini SpA.........................................       30,000   $     27,279
 *Dalmine SpA..........................................    1,976,700        323,174
 Danieli & C.Officine Meccaniche SpA...................       66,500        179,857
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *Ducati Motor Holding SpA.............................       71,500        130,924
 Erg SpA...............................................       77,000        345,295
 Ericsson SpA..........................................       12,200        330,534
 Esaote Biomedica SpA..................................       22,000         90,434
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *#Finarte Casa d'Aste SpA (Milano)....................       56,266         79,900
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        134,211
 *Fincasa 44 SpA.......................................       65,000         22,226
 *#Finmatica SpA.......................................       21,300        260,283
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 #Gabetti Holding SpA..................................       55,000        127,944
 Gemina SpA............................................      163,300        151,798
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 #Gewiss SpA...........................................      221,700        724,923
 Giovanni Crespi SpA...................................       21,000         19,521
 Grandi Navi Veloci SpA................................       27,000         53,602
 *Grassetto SpA........................................      279,125              0
 Gruppo Ceramiche Ricchetti SpA........................       51,000         21,584
 #Gruppo Editoriale L'espresso SpA.....................       32,500        130,864
 *ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)........       34,500        201,445
 *#Impregilo SpA.......................................      532,000        332,006
 Industria Macchine Automatique SpA....................       23,000        257,850
 Industria Romagnola Conduttori Elettrici SpA..........        8,000         20,852
 Industrie Zignago S. Margherita SpA...................       52,000        749,596
 Interbanca SpA........................................       23,800        392,890
 Interpump Group SpA...................................       39,000        167,602
 Ipi SpA...............................................       70,700        266,845
 Italdesign Giugiaro SpA...............................       22,000         82,624
 #Italmobiliare SpA, Milano............................       10,400        381,356
 Linificio and Canapificio Nazionale SpA...............       22,000         26,164
 Locat SpA.............................................       40,000         30,120
 Maffei SpA............................................       52,500         60,819
 *Mandelli SpA.........................................       41,000              0
 #Manifattura Lane Gaetano Marzotto & Figli SpA........      138,000      1,160,325
 Manuli Rubber Industries SpA..........................       28,000         30,998
 Marangoni SpA, Rovereto...............................       34,303         88,130
 Merloni Elettrodomestici SpA..........................      155,000      1,462,551
 #Milano Assicurazioni SpA.............................      162,700        454,482
 *Monrif SpA...........................................      150,000        114,631
 Montefibre SpA........................................      143,130         90,661
 Navigazione Montanari SpA.............................       40,000         45,404
 *Necchi SpA...........................................      164,250         22,404
 *Olidata SpA..........................................        8,000         18,685
 *Opengate Group SpA...................................        4,000         39,238
 *Pagnossin SpA........................................        9,000         24,300
 Perlier SpA...........................................      100,700         17,593
 Permasteelisa SpA.....................................       13,200        261,437

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pininfarina SpA.......................................       31,285   $    584,553
 *Poligrafici Editoriale SpA...........................      132,000        164,015
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      162,152        237,837
 *Premaimm SpA.........................................      179,000         28,345
 Premuda SpA...........................................       22,500         24,573
 *Ratti SpA............................................       31,768         23,016
 Recordati Industria Chimica e Farmaceutica SpA........       48,000      1,269,519
 #Reno de Medici SpA, Milano...........................      166,105        240,532
 *Risanamento Napoli SpA...............................       24,000         46,861
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        158,470
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       14,500        228,664
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000         94,732
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         54,046
 #SMI STA Metallurgica Italiana SpA....................      565,280        278,840
 SNIA SpA..............................................      502,039        980,261
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         23,664
 Sabaf SpA.............................................        4,000         53,326
 *Saeco International Group SpA........................       96,000        304,936
 Savino del Bene SpA...................................       11,000         29,443
 *Schiapparelli 1824 SpA, Milano.......................       15,000          1,850
 Sirti SpA.............................................       99,000        104,513
 #Societe Cattolica di Assicurazoni Scarl SpA..........       20,000        497,015
 *Societe Sportiva Lazio SpA...........................       32,000         44,545
 Sogefi SpA............................................      182,500        388,737
 Sol SpA...............................................       41,200         91,993
 Stefanel SpA..........................................       54,400        101,645
 *Tecnodiffusione Italia SpA...........................        2,000         39,892
 Terme Demaniali di Acqui SpA..........................      199,500         69,520
 *Trevi-Finanziaria Industriale SpA....................       30,000         45,124
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................       52,520        112,852
 Vianini Lavori SpA....................................      180,752        825,753
 Vittoria Assicurazioni SpA............................       51,500        203,038
 Zucchi (Vincenzo) SpA.................................      144,350        566,401
                                                                       ------------
TOTAL -- ITALY
  (Cost $29,204,988)...................................                  27,078,993
                                                                       ------------
SPAIN -- (8.0%)
COMMON STOCKS -- (8.0%)
 Abengoa SA............................................       49,700        378,882
 *Adolfo Dominguez SA..................................        3,700         33,184
 Aldeasa SA............................................       11,500        196,611
 *Amper SA.............................................       56,800        222,341
 Azkoyen SA............................................       52,500        362,952
 *#BAMI SA (Inmobiliara de Construcciones y
   Terrenos)...........................................       89,160        274,879
 *Bami SA New..........................................        3,626         10,891
 Banco de Andalucia....................................        9,300        412,700
                                                            SHARES           VALUE+
                                                            ------           ------
 Banco de Credito Balear SA............................       35,424   $    469,942
 #Banco de Valencia SA.................................      169,455      1,963,062
 Banco Guipuzcoano SA..................................       21,194        435,606
 Banco Pastor SA.......................................       29,900        558,675
 Banco Zaragozano SA...................................      187,990      2,063,624
 *Baron de Ley SA......................................        4,200        117,322
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        276,068
 *Campofrio Alimentacion New Shares....................       23,200        246,303
 #Campofrio Alimentacion SA............................       69,600        756,218
 Cementos Portland SA..................................       12,600        443,782
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       56,200        402,182
 Cortefiel SA..........................................       43,000        257,103
 *Dogi International Fabrics SA........................        4,000         25,112
 Elecnor SA............................................       18,300        406,898
 #Empresa Nacional de Celulosa SA......................       13,940        223,349
 *Ercros SA............................................      100,518         44,137
 Espanola del Zinc SA..................................       29,250         55,746
 *Estacionamientos Urbanos SA..........................        4,200              0
 #Europistas Concesionaria Espanola SA.................      174,940        964,271
 #Faes Farma SA........................................       20,000        248,134
 *Faes Farma SA Issue 02...............................        1,610         19,839
 *Funespana SA.........................................        4,500         24,846
 *Grupo Picking Pack SA................................       87,465        107,861
 Hullas del Coto Cortes................................        8,666         77,318
 #Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      140,618      1,786,643
 Iberpapel Gestion SA..................................        5,100         69,039
 Inbesos SA............................................        8,050         17,147
 *Indo Internacional SA................................       33,600        134,665
 Inmobiliaria Colonial SA ICSA.........................       30,800        432,482
 Inmobiliaria del Sur SA Issue 01......................          331         17,317
 #Inmobiliaria Urbis SA................................       74,582        466,142
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         51,088
 Lingotes Especiales SA................................       22,080         79,005
 Marco Iberica Distribucion de Ediciones Midesa........       26,300        481,581
 *Mecalux SA...........................................        9,500         40,027
 Metrovacesa SA........................................       34,300        728,690
 Nicolas Correa SA.....................................       15,750         46,203
 *Nueva Montana Quijano SA Series B....................       40,500         10,973
 Obrascon Huarte Lain SA...............................       53,992        359,143
 Papelera de Navarra SA................................        6,000        124,441
 *Parques Reunidos SA..................................       15,300         59,319
 *Pescanova SA.........................................       24,409        264,981
 #Portland Valderrivas SA..............................       18,225        553,361
 Prosegur Cia de Seguridad SA..........................       33,900        501,981
 *Radiotronica SA......................................       17,275         30,503
 *Recoletos Grupo de Comunicacion SA...................       71,800        357,528
 *SOS Cuetara SA.......................................        9,000        116,032
 Tavex Algodonera SA...................................       29,040         92,243
 *Tecnocom Telecomunicaciones y Energia SA.............        6,000         31,166
 *#Tele Pizza SA.......................................      122,900        150,412
 *Transportes Azkar, SA................................       26,700        147,420
 Tubacex SA............................................       73,130        109,313
 Unipapel SA...........................................       27,957        413,978
 #Uralita SA...........................................      112,831        684,118

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vallehermoso SA.......................................       58,700   $    543,463
 Vidrala SA, Alava.....................................       47,040        385,412
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       97,492        851,606
                                                                       ------------
TOTAL -- SPAIN
  (Cost $15,891,555)...................................                  22,217,260
                                                                       ------------
SWEDEN -- (7.0%)
COMMON STOCKS -- (6.6%)
 *Active I Malmoe AB Series A..........................        4,160         30,863
 *Active I Malmoe AB Series B..........................        4,160         30,756
 *Addtech AB Series B..................................       12,800         52,706
 *Alfaskop AB..........................................        3,200            263
 *Allgon AB Series B...................................       28,400        103,527
 Angpannefoereningen AB Series B.......................       10,800        161,914
 *Arkivator AB.........................................       14,900         52,020
 Avesta Polarit........................................       83,700        421,142
 Axfood AB.............................................       32,400        532,320
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         55,799
 Beiger Electronics AB.................................       11,700         82,297
 Beijer AB Series B....................................       11,700         80,495
 Beijer Alma AB Series B...............................       10,400         71,017
 Bergman & Beving AB Series B..........................       29,600        148,934
 *Biacore International AB.............................        5,850        146,573
 *Biora AB.............................................        6,200          8,722
 *Bong Ljungdahl AB....................................        6,000         29,019
 Boras Waefveri AB Series B............................        8,600         38,856
 *C Technologies AB....................................       23,700         54,757
 Capona AB.............................................       19,000        105,355
 Carbo AB..............................................       18,300        429,383
 Castellum AB..........................................       26,200        344,365
 #Catena AB Series A...................................       66,700        595,871
 Cloetta AB Series B...................................        5,800        123,879
 Concordia Maritime AB Series B........................       37,300         53,622
 *D. Carnegie & Co. AB.................................       14,400        134,559
 *Doro Telefoni AB Series A............................        2,900          1,846
 Drott Series AB.......................................       31,300        355,152
 *Duroc AB Series B....................................        2,700          8,595
 *Elekta AB............................................       14,100        143,338
 *Enea Data AB Series B................................      220,000         65,061
 *Epsilon AB Series B..................................        4,300         16,116
 Esselte AB Series A...................................       40,100        368,532
 #Esselte AB Series B..................................       34,500        315,295
 Fagerhult AB..........................................        2,900         33,948
 *Fagerlid Industrier AB...............................        8,600              0
 *Fastighets AB Celtica................................        5,800         47,050
 Fastighets AB Tornet..................................       16,200        291,112
 *Finnveden AB.........................................       57,000        218,904
 *Frontec AB Series B..................................       18,200          9,531
 Garphyttan Industrier AB..............................       39,000        460,543
 Getinge Industrier AB Series B........................       44,151        861,394
 Geveko AB Series B....................................        8,300         91,195
 Gorthon Lines AB Series B.............................       41,800         66,959
 Graenges AB...........................................       19,400        334,671
 Gunnebo AB............................................       10,900        145,505
 HL Display AB Series B................................        2,000         28,957
 Heba Fastighets AB Series B...........................        4,300         35,324
 Hexagon AB Series B...................................        3,572         65,289
 Hoeganges AB Series B.................................       22,700        477,845
 *IBS AB Series B......................................       65,200         93,061
 *Icon Medialab International AB.......................       24,900          4,986
                                                            SHARES           VALUE+
                                                            ------           ------
 *Industrial & Financial Systems AB Series B...........        9,600   $     15,575
 Industrifoervaltnings AB Skandigen....................       21,400         34,061
 *Information Highway AB...............................       12,500            449
 *#Intentia International AB Series B..................       12,840         58,672
 Karlshamns AB.........................................       10,000         86,769
 Kinnevik Industrifoervaltnings AB Series B............       14,800        139,056
 Klippans Finpappersbruk AB............................        5,800         26,801
 *Lagercrantz Group AB Series B........................       12,800         38,117
 Lindex AB.............................................       16,100        297,581
 Ljungberg Gruppen AB Series B.........................        3,800         35,118
 *Mandator AB..........................................       22,800          2,505
 *Medivir Series B.....................................        2,800         21,420
 *Micronic Laser Systems AB............................        5,900         91,482
 *Modern Times Group AB Series B.......................       15,500        276,942
 *Modul 1 Data AB......................................        6,700          2,924
 NCC AB Series B.......................................       14,400        107,943
 *NH Nordiska Holding AB...............................       41,750         34,297
 New Wave Group AB.....................................        4,500         66,771
 Nibe Industrier AB Series B...........................        2,600         60,338
 Nobelpharma AB........................................       45,460      2,987,562
 *#Nolato AB Series B..................................       30,600        141,397
 *Nolato AB Series B Issue 02..........................       12,240         55,993
 OEM International AB Series B.........................        7,100         66,345
 #Observer AB..........................................      137,856        920,124
 Om AB.................................................       26,000        210,915
 Orc Software AB.......................................        4,600         74,632
 *Ortivus AB...........................................        5,900         11,511
 PEAB AB Series B......................................       39,300        201,776
 Pandox Hotelfastigheter AB............................       13,100        112,995
 *Partnertech AB.......................................        3,800         16,389
 *#Perbio Science AB...................................       22,000        390,820
 *#Pergo AB............................................       16,600         31,364
 Poolia AB Series B....................................       18,150         63,367
 *Prevas AB Series B...................................       16,000         22,180
 *Pricer AB Series B...................................       65,000          6,875
 *Pricer AB Series B Issue 02..........................       26,000          2,750
 Proffice AB...........................................       19,500         69,882
 *Q-Med AB.............................................        7,600        118,622
 Rottneros Bruk AB.....................................      366,600        391,501
 SSAB Swedish Steel Series A...........................       23,100        276,341
 SSAB Swedish Steel Series B...........................        8,100         93,156
 Sardus AB.............................................        3,000         23,874
 Scandiaconsult AB.....................................       57,200        281,932
 *Scribona AB Series A.................................       40,100         67,530
 *Scribona AB Series B.................................       31,700         50,780
 *Semcon AB............................................       18,300         60,320
 *Sigma AB Series B....................................        8,600         15,719
 #Sweco AB Series B....................................       23,450        221,533
 TV 4 AB Series A......................................        5,800        101,248
 Teleca AB Series B....................................       17,200         74,180
 *Telelogic AB.........................................       60,100         41,965
 *Ticket Travel Group AB...............................        4,500          5,776
 Trelleborg AB Series B................................       55,800        547,199
 WM-Data AB Series B...................................      105,000        235,046
 Wallenstam Byggnads AB Series B.......................       16,700        169,769
 *Wedins Norden AB Series B............................       10,000         26,185
 *Westergyllen AB Series B.............................        4,300         21,415
 Wihlborgs Fastigheter AB Series B.....................      190,300        316,564

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Wilh Sonesson AB Series A............................        4,160   $      5,852
 *Wilh Sonesson AB Series B............................        4,160          6,194
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,776,371)...................................                  18,365,622
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Swedish Krona
   (Cost $1,148,676)...................................                   1,167,642
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bong Ljungdahl AB Rights 06/18/02....................        6,000          3,727
 *Hexagon AB Rights 06/07/02...........................        3,572          5,869
 *Pricer AB Free Warrants 10/17/03.....................        6,500              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $7,621)........................................                       9,596
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $16,932,668)...................................                  19,542,860
                                                                       ------------
GREECE -- (5.9%)
COMMON STOCKS -- (5.9%)
 *A. Cambas Holding & Real Estate SA...................       14,250         41,004
 Aegek.................................................       63,895        202,957
 *Agricultural Life Insurance S.A......................       19,679         93,763
 Agrotiki Insurance S.A................................        7,764         67,892
 Aktor S.A.............................................       55,000        336,046
 Alcatel Cables Hellas S.A.............................        3,003         17,843
 Alfa-Beta Vassilopoulos S.A...........................        9,794        105,224
 Alisida S.A...........................................        2,160          9,807
 *Allatini Industrial & Commercial Co..................       15,370         34,031
 Alpha Leasing.........................................       35,420        221,046
 Alte Technological Co. S.A............................       29,500         83,231
 Altec Information & Communication Systems S.A.........       80,278        160,497
 Alumil Milonas S.A....................................       22,016        120,941
 Aluminum of Attica S.A................................       83,992        167,923
 *Anek Lines S.A.......................................       44,641         75,487
 Arcadia Metal Industry C. Rokas S.A...................       16,429        104,984
 *Aspis Bank...........................................       25,864        127,098
 *Aspis Pronia General Insurance S.A...................       29,790         72,639
 Athens Medical Center S.A.............................       67,184        194,574
 Athens Water & Sewerage Public Co.....................       53,245        269,610
 *Attica Enterprises S.A. Holdings.....................      104,174        360,097
 *Attica Publications S.A..............................        9,024         48,729
 Atti-Kat S.A..........................................       31,328         50,048
 *Autohellas S.A.......................................       14,400         81,256
 Avax S.A. Construction Co.............................       29,278        399,349
 *Babis Vovos S.A......................................       26,462        460,320
 Bank of Attica S.A....................................       31,198        194,698
 Bank of Piraeus S.A...................................       74,879        507,872
 Benrubi S.A...........................................        8,782         61,862
 *Biometal Esquimo.....................................       11,340         20,765
 *Bitros Holdings S.A..................................       10,452         26,072
 Chipita S.A...........................................       29,645        236,520
 Delta Dairy S.A.......................................       29,667        196,230
 EFG Eurobank Ergasias S.A.............................        9,481        126,840
 Edrassi C. Psallidas S.A..............................       15,554         65,100
 Egnatia Bank S.A......................................       63,887        202,931
 El. D. Mouzakis S.A...................................       31,653         94,037
 Elais Oleaginous Production S.A.......................       10,817        151,585
 Elmec Sport S.A.......................................       32,686         49,164
 Eltrak S.A............................................       10,800         29,159
 Esha S.A..............................................        2,240         37,208
                                                            SHARES           VALUE+
                                                            ------           ------
 Etba Leasing S.A......................................       17,297   $     37,975
 *Ethniki General Insurance Co.........................       26,897        192,482
 *Europaiki Techniki...................................       13,100         20,805
 Everest S.A...........................................       22,560         69,974
 *Fanco S.A............................................        4,560         29,906
 Fourlis S.A...........................................       20,770         59,377
 Frigoglass S.A........................................       32,000        117,789
 Gekat Construction Co. S.A............................        3,750         11,491
 General Construction Co. S.A..........................       18,849        108,827
 General Commercial and Industry.......................       24,060         34,841
 General Hellenic Bank.................................       26,849        213,209
 Germanos S.A..........................................       31,590        341,166
 *Gianoussis S.A.......................................        2,354         30,261
 Gnomon Construction S.A...............................       16,707         26,846
 Goody's S.A...........................................       13,020        166,401
 Halkor S.A............................................       72,736        231,039
 *Hatziioannou S.A.....................................       32,440         63,644
 Hellas Can Packaging Manufacturers S.A................       19,250        101,430
 Hellenic Biscuits Co. S.A.............................       21,760         98,393
 Hellenic Cables S.A...................................       26,908         74,159
 Hellenic Duty Free Shops S.A..........................       43,650        299,322
 *Hellenic Fabrics S.A.................................       10,950         73,042
 Hellenic Sugar Industry S.A...........................       30,820        186,004
 Hellenic Technodomiki S.A.............................      100,000        601,650
 *Heracles General Cement Co...........................       71,083        776,979
 *Heremes S.A Building Enterprises.....................        7,006         22,908
 *Hippotour S.A........................................        9,350         32,495
 Hyatt Regency S.A.....................................       63,820        329,120
 *Inform P. Lykos S.A..................................       13,790        108,476
 *Intersat S.A.........................................       19,392         17,936
 *Intertech S.A........................................        6,626         17,704
 Intracom S.A..........................................       58,066        534,881
 *Ionian Hotel Enterprises.............................       13,404        126,478
 *J Boutaris & Son Holding S.A.........................       15,230         28,741
 K. I. Sarantopoulos S.A...............................       15,810         55,241
 Kalpinis Simos Steel Service Center...................       12,432         34,611
 Karelia Cigarette Co..................................        2,160         96,862
 *Kathimerini S.A......................................       13,250         63,379
 Katselis Sons S.A.....................................        9,000         45,740
 *Kekrops Hotel Touristing Building....................        2,244         79,958
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................        8,640         40,843
 *Klonatex S.A.........................................       31,310        121,099
 Lambrakis Press S.A...................................       60,020        161,490
 *Lampsa Hotel Co......................................       10,376         57,580
 Lavipharm S.A.........................................       39,294         80,395
 Light Metals Industry.................................       28,662         68,014
 Loulis Mills S.A......................................        8,362         28,280
 *Macedonian Plastics S.A..............................       18,131         30,998
 Mailis (M.J.) S.A.....................................       72,434        404,671
 *Maritime Company of Lesvos S.A.......................       30,753         33,902
 *Mesochoritis Bros. Construction Co...................       23,700         26,791
 Metka S.A.............................................        4,670         20,506
 Michaniki S.A.........................................       81,721        173,308
 Minerva Knitwear......................................        5,140         11,669
 Minoan Lines S.A......................................       48,229         91,917
 *Mochlos S.A..........................................       29,920         48,637
 Mytilineos Holdings S.A...............................       40,520        152,179
 N. Levederis S.A......................................        8,355         13,113
 *N.B.G. Real Estate Development Co....................       82,840        345,170
 *Naoussa Spinning Mills S.A...........................       64,091        131,728

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 National Investment Bank for Industrial Development...       49,919   $    321,790
 Nikas S.A.............................................       11,127         39,918
 *Notos Com.Holdings S.A...............................       53,644        103,240
 *O. Daring Sain.......................................        7,760         21,387
 *P.D. Papoutsanis S.A.................................       12,950         18,752
 Pantechniki S.A.......................................       14,171         37,731
 Pegasus Publishing & Printing S.A.....................       37,500         83,381
 Petros Petropoulos SA.................................        4,000         22,422
 Petzetakis S.A........................................       22,560         96,952
 *Proodeftiki Technical Co.............................       32,257         49,724
 Radio Athenai.........................................        4,625          9,592
 *Rilken S.A...........................................        1,982         20,590
 *Sanyo Hellas S.A.....................................       45,665         60,580
 *Sarantis S.A.........................................       37,800         94,642
 Sato S.A..............................................       28,850         37,464
 Selected Textile Industry Assoc. S.A..................       40,590         81,530
 *Sheet Steel S.A......................................       25,850         25,358
 Shelman...............................................       38,042         99,157
 Silver and Baryte Ores Mining Co. S.A.................       30,141        190,917
 Singular S.A..........................................       54,600        178,533
 Spyroy Agricultural House S.A.........................       22,258         66,542
 *Stabilton S.A........................................       27,530         10,288
 *Strintzis Shipping Lines S.A.........................      105,000        131,447
 TEB S.A. (Volos Technical Co.)........................       27,503         71,173
 Technical Olympic S.A.................................       99,990        418,497
 *Technodomi M.Travlos Br. Com. & Constr. Co. S.A......       13,910         18,843
 Terna Tourist Technical & Maritime S.A................       13,150         58,232
 Themeliodomi..........................................       21,012         98,936
 Thrace Plastics Co. S.A...............................       45,500         71,838
 Tiletipos S.A.........................................       31,237        126,070
 Uncle Stathis S.A.....................................       10,999         51,378
 Unisystems S.A........................................       25,950        115,399
 Veterin...............................................        8,354         41,677
 Vioter S.A............................................       29,900         64,806
 *Vis Container Manufacturing Co.......................        4,259         16,314
 Zampa S.A.............................................          830         16,997
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,447,533)...................................                  16,482,368
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,592).......................................        3,196          8,719
                                                                       ------------
TOTAL -- GREECE
  (Cost $17,456,125)...................................                  16,491,087
                                                                       ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 A.I.R. Holdings NV....................................        1,174         30,710
 *ASM International NV.................................        9,300        183,760
 Aalberts Industries NV................................       25,017        484,966
 Accell Group NV.......................................        5,010         65,540
 *Arcadis NV...........................................        3,000         31,082
 *Atag Group NV........................................        4,630          1,254
 Athlon Groep NV.......................................       34,250        454,367
 Batenburg Beheer NV...................................        3,000         77,355
 *Begemann Groep NV....................................       11,909         38,940
 *Begemann Groep NV Series B...........................       13,451          5,278
 Boskalis Westminster NV...............................       47,991      1,457,139
                                                            SHARES           VALUE+
                                                            ------           ------
 Buhrmann NV...........................................        9,309   $    109,580
 *Creyf's SA...........................................       18,064        240,991
 *Creyf's SA Strip VVPR................................       18,064            169
 Delft Instruments NV..................................       13,336        166,328
 Draka Holding NV......................................        3,000         77,355
 Econosto NV...........................................       17,305        113,169
 Eriks Group NV........................................        8,000        227,207
 *Exact Holding NV.....................................        4,600        106,363
 *Fox Kids Europe NV...................................       15,600        165,999
 Gamma Holding NV......................................       15,705        539,204
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        165,921
 *Getronics NV.........................................       66,130        149,511
 Geveke NV.............................................        9,664        332,248
 Grolsche NV...........................................       32,100        664,858
 *Grontmij NV..........................................          700         23,772
 Heijmans NV...........................................        3,277         79,905
 ICT Automatisering NV.................................        1,600         18,834
 Internatio-Mueller NV.................................       28,645        578,044
 #KLM (Koninklijke Luchtvaart Mij) NV..................        8,800        119,702
 Kas-Associatie NV.....................................       42,888        671,133
 #Koninklijke Bam NV...................................       25,037        533,304
 Koninklijke Frans Maas Groep NV.......................       12,349        276,771
 Koninklijke Nedlloyd NV...............................       23,472        431,991
 Koninklijke Ten Cate NV...............................       10,416        267,618
 Koninklijke Ubbink NV.................................        1,500         55,774
 Koninklijke Vendex KBB NV.............................        6,500         88,781
 Koninklijke Volker Wessels Stevin NV..................        6,540        162,646
 *Koninklijke Vopak NV.................................        9,900        185,904
 *#Laurus NV...........................................       24,610         31,728
 MacIntosh NV..........................................       15,590        196,625
 NBM-Amstelland NV.....................................       59,684        350,167
 *NH Hoteles...........................................       21,703        271,696
 NV Holdingsmij de Telegraaf...........................        9,900        209,027
 Nagron Nationaal Grondbezit NV........................       16,122        519,632
 Nederlandsche Apparatenfabriek........................       14,000        218,425
 *New Skies Satellites NV..............................       24,800        125,113
 #Nutreco Holding NV...................................        6,200        211,824
 Oce NV................................................       16,500        197,311
 Opg Groep NV Series A.................................        2,500        110,941
 Petroplus International NV............................        4,100         46,424
 Reesink NV............................................        2,050         97,675
 Roto Smeets de Boer NV................................        1,040         25,262
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         97,198
 Samas-Groep NV, Zaandam...............................       24,184        194,305
 Schuitema NV, Amersfoort..............................       34,200        568,727
 *Schuttersveld NV.....................................       21,454        205,442
 *Semiconductor Industries NV..........................        4,700         34,908
 Sligro Beheer NV......................................        1,422         58,488
 Smit International NV.................................       19,643        463,369
 Stork NV..............................................        4,900         52,324
 *Textielgroep Twenthe NV..............................        1,000          4,690
 Twentsche Kabel Holding NV............................       18,244        255,664
 Unique International NV...............................       11,430        244,538
 #Van Der Mollen Holding NV............................       57,660      1,373,640
 *Vredestein NV........................................       15,514         57,975
 Wegener Arcade NV.....................................       70,830        592,241
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,451,155)...................................                  16,198,832
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Aalberts Industries NV Rights 07/22/02...............       25,017   $          0
 *Amstelland NV Rights 06/28/02........................       59,684              0
 *Draka Holding NV Rights 06/06/02.....................        3,000              0
 *Eriks Holdings NV CVA Rights 06/05/02................        8,000              0
 *Nutreco Holding NV Rights 06/11/02...................        4,900              0
 *Petroplus International NV Rights 06/21/02...........        4,100              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $10,451,155)...................................                  16,198,832
                                                                       ------------
FINLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
 *4F-Secure Corp.......................................       38,176         29,602
 Alandsbanken AB Series B..............................        1,700         25,395
 *Aldata Solutions Oyj.................................       17,571         32,010
 Alma Media Oyj........................................        3,134         59,290
 Amer-Yhtymae Oyj Series A.............................       17,020        578,787
 *Aspocomp Group P.L.C.................................       12,738         93,418
 Avestapolarit Oyj.....................................        1,818          8,917
 *Benefon Oy...........................................        1,900          1,456
 Capman Oyj Series B...................................       12,485         25,777
 #Comptel Oyj..........................................       34,621         64,689
 Eimo Oyj..............................................       14,835         18,849
 *#Elcoteq Network Corp................................        6,610         44,154
 *Eq Online Oyj........................................        7,100         10,215
 *Evox Rifa Group Oyj..................................       51,210          5,263
 #Finnair Oyj..........................................       77,910        362,477
 Finnlines Oyj.........................................       18,280        469,642
 *Finvest Oyj..........................................       51,210          7,655
 Fiskars Oy AB Series A................................       13,730        116,085
 HK Ruokatalo Oy Series A..............................       11,400         60,707
 #Hartwall Oyj Series A................................       13,494        397,109
 #Huhtamaki Van Leer Oyj...............................        8,850        398,105
 Instrumentarium Oyj...................................       54,400      1,387,457
 J.W. Suominen Yhtyma Oy...............................       11,970         59,269
 Jaakko Poyry Group Oyj................................        3,700         60,215
 *Jippii Group Oyj.....................................       18,360          4,803
 *Jot Automation Group Oyj.............................       20,850          7,012
 #KCI Konecranes International Oyj.....................       13,800        451,237
 #Kemira Oyj...........................................      118,400        918,095
 Kesko Oyj.............................................       20,460        219,244
 Kone Corp.............................................       14,940        446,641
 Laennen Tehtaat Oy....................................        3,930         37,817
 Lassila & Tikanoja Oyj................................       11,970        216,947
 Lemminkainen Oy.......................................       13,100        208,055
 Martela Oy............................................          530         10,148
 #Metra Oyj Series B...................................       15,410        249,062
 Metsaemarkka Oyj Series B.............................          700          3,597
 #Metsa-Serla Oyj Series B.............................       24,200        221,112
 New Kyro Corp. Oyj....................................       36,470        224,873
 Nokian Renkaat Oyj....................................        9,700        321,705
 Nordic Aluminium Oy...................................        1,900         13,597
 Novo Group Oyj........................................       31,600        119,564
 Okobank Class A.......................................       31,940        513,241
 Olvi Oyj Series A.....................................          410          8,906
 #Orion-Yhtyma Oyj Series B............................       12,700        309,672
 #Outokumpu Oyj Series A...............................       21,100        232,015
                                                            SHARES           VALUE+
                                                            ------           ------
 Oy Stockmann AB Series B..............................       24,300   $    306,477
 PK Cables Oyj.........................................        4,760         31,574
 #Partek Oyj...........................................       44,870        632,981
 Perlos P.L.C. Warrants 04/04/04.......................       18,435        122,281
 Pohjola Group P.L.C. Series D.........................        9,415        161,140
 *Pohjola Series C.....................................          115              0
 *Polar Real Estate Corp. Series K.....................      126,010         50,621
 Ponsse Oyj............................................        4,900         47,151
 #Raisio Group P.L.C. Series V.........................      118,423        161,528
 Rakentajain Koneuvokrammo Oy..........................        5,700         25,028
 Rapala VMC Oyj........................................       20,000         68,199
 #Rautaruukki Oyj Series K.............................       48,610        221,163
 Rocla Oy..............................................        1,300          7,906
 Sampo Insurance Co., Ltd..............................          810          6,432
 *#Silja Oy AB Series A................................       44,020         97,878
 Sponda Oyj............................................       28,685        171,511
 Stockmann Oyj AB......................................        8,700        112,165
 *Stonesoft Corp.......................................       11,279         10,327
 Talentum Oyj..........................................       18,300         97,450
 Tamro Oyj.............................................      105,620        356,214
 *Tecnomen Holding Oyj.................................       36,470         36,457
 Teleste Corp. Oyi.....................................        4,518         17,770
 #Uponor Oyj Series A..................................       32,500        654,925
 #Vaisala Oy Series A..................................       12,650        313,180
 Viking Line AB........................................        3,240         71,133
 Yit-Yhtymae Oyj.......................................       26,854        476,673
                                                                       ------------
TOTAL -- FINLAND
  (Cost $11,087,899)...................................                  13,312,050
                                                                       ------------
DENMARK -- (4.5%)
COMMON STOCKS -- (4.5%)
 AS Dampskibsselsk Torm................................       16,190        112,960
 Aarhus Oliefabrik A.S. Aeries A.......................        3,280        129,888
 *Alm. Brand A.S.......................................       11,845        135,507
 Amagerbanken A.S......................................        1,640        102,055
 Amtssparekassen Fyn A.S...............................        1,478         89,930
 Bang & Olufsen Holding A.S. Series B..................       10,907        324,966
 Brodrene Hartmann A.S. Series B.......................        5,865        106,542
 Bryggerigruppen A.S...................................        5,590        172,172
 Christian Hansen Holding A.S. Series B................        7,540        246,450
 *Codan A.S............................................       40,230        682,760
 Coloplast A.S. Series B...............................        4,374        343,671
 D'Hooge Schouw NV.....................................        5,370        123,541
 DFDS A.S., Copenhagen.................................        6,560        116,281
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         15,877
 Dampskibsselskabet Norden A.S.........................        1,770         63,417
 Danske Traelastkompagni A.S...........................       28,340        448,905
 *Diskontobanken New Shrs..............................          115          8,277
 *East Asiatic Co., Ltd................................       19,053        438,328
 *Edb Gruppen A.S......................................        3,230         49,945
 *FLS Industries.......................................       54,980        711,912
 *Fimiston Resources & Technology Ltd..................          400          3,118
 Fluegger A.S. Series B................................        1,638         35,624
 *Foras Holding A.S. Series A..........................        7,082         39,084
 *Forstaedernes Bank...................................        3,007         69,934
 Glunz & Jensen A.S....................................        1,470         20,513
 *Gn Great Nordic A.S..................................      150,340        652,046

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Henriksen Og Henriksen Holding A.S. Series B..........          770   $     72,600
 Hoejgaard Holding A.S. Series B.......................        2,500         72,286
 *I-Data International A.S.............................        2,327          2,399
 *IC Co. A.S...........................................        3,510         15,003
 *Incentive A.S........................................        3,575          7,640
 *Junckers (F.) Industrier A.S.........................          860          8,919
 *Jyske Bank A.S.......................................       34,790        857,225
 Kjobenhavns Sommer Tivoli A.S.........................          190         32,246
 Koebenhavns Lufthavne.................................        8,090        666,153
 *Korn-Og Foderstof Kompagnet A.S......................        8,498        192,297
 *NTR Holdings A.S.....................................        1,130          3,978
 Naestved Diskontobanken...............................          230         16,553
 *#Navision Software A.S...............................       21,507        801,658
 *Neg Micon A.S........................................       21,968        719,420
 *Neurosearch A.S......................................        6,650        103,246
 #Nordiske Kabel-Og Traadfabrikker Holding A.S.........       20,495        238,327
 Nordvestbank..........................................          250         23,100
 Per Aarsleff A.S. Series B............................        1,545         43,507
 *Pharmexa A.S.........................................        3,235         39,245
 Radiometer A.S. Series B..............................        7,393        246,292
 *Ringkjobing Landbobank...............................          850         69,457
 *Rockwool, Ltd........................................        3,820         61,469
 Sanistal A.S. Series B................................          936         30,594
 *Sas Danmark A.S......................................       34,300        237,160
 Satair A.S............................................        1,350         22,572
 *Simcorp A.S..........................................        4,222        143,307
 Sjaelso Gruppen A.S...................................        1,719         72,394
 *Sondagsavisen A.S....................................       17,601         37,837
 Spar Nord Holding.....................................        4,253        178,043
 #Sparkasse Regensburg.................................       18,020        521,035
 Sydbank A.S...........................................        6,672        419,383
 #TK Development.......................................       12,478        207,063
 *Topdanmark A.S.......................................       26,230        816,127
 VT Holdings Shares B..................................        3,130        106,241
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102         97,773
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,316,521)...................................                  12,426,252
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $32,588)......................................                      33,020
                                                                       ------------
TOTAL -- DENMARK
  (Cost $12,349,109)...................................                  12,459,272
                                                                       ------------
BELGIUM -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Abfin SA.............................................        2,560              0
 #Ackermans & Van Haaren SA............................       13,730        387,378
 *Afrifina.............................................        3,480        195,069
 *Arinso International NV..............................        4,360         43,258
 BMT NV................................................        2,040        175,338
 Banque Nationale de Belgique..........................          710      1,357,795
 Barco (New) NV........................................        5,120        226,250
 Bekaert SA............................................        9,070        423,677
 #Belge des Betons.....................................          425        365,287
 Brantano NV...........................................          400         18,386
 CFE (Compagnie Francois d'Entreprises)................        2,080        495,715
 Carrieres Unies Porphyre..............................           20         21,487
                                                            SHARES           VALUE+
                                                            ------           ------
 Cie Martime Belge SA..................................        3,080   $    162,720
 *City Hotels SA.......................................        1,290         30,732
 Cofinimmo SA..........................................        4,763        408,935
 Commerciale de Brasserie SA COBRHA....................          115         42,115
 *Creyf's SA...........................................       20,168        423,939
 D'Ieteren SA..........................................        2,260        475,060
 Deceuninck SA.........................................       63,700      1,256,873
 Engrais Rosier SA.....................................          655         46,506
 Floridienne NV........................................        2,033        112,059
 *GB-INNO-BM...........................................        9,450        340,782
 *Glaces de Moustier-sur-Sambre SA.....................       13,370        331,006
 *Immobel (Cie Immobiliere de Belgique SA).............        4,600        237,007
 *Intercomfina SA......................................       11,000            103
 *Ion Beam Application SA..............................       10,850        114,137
 *Kinepolis Group NV...................................        2,070         31,716
 Koramic Building Products SA..........................        5,510        175,072
 Metiers Automatiques Picanol..........................          403        274,844
 *Mobistar SA..........................................       25,670        371,720
 *#Omega Pharma SA.....................................       12,120        543,503
 *Ontex NV.............................................        3,770        243,024
 *Papeteries de Catala SA..............................          315         52,942
 Plantations Nord-Sumatra SA...........................          650         96,554
 *Real Software SA.....................................        4,780         17,863
 #Recticel SA..........................................        8,450         93,942
 Resilux NV............................................          400         28,214
 Roularta Media Groep..................................        2,860         56,511
 *SA Finspa Bonus Shares...............................          325          2,004
 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545        114,750
 *Sait Radioholland....................................        6,088         79,058
 Sapec SA..............................................        3,635        134,140
 *Sapec SA VVPR........................................           75             28
 Sioen Industries......................................       10,350        123,768
 *Spector Photo Group SA...............................        3,688         43,103
 *Systemat SA..........................................        2,450         18,448
 #Telindus Group SA....................................       17,240         95,027
 *Ter Beke NV..........................................        2,281        107,615
 Tessenderlo Chemie....................................       13,830        438,006
 UNIBRA................................................        1,600        116,743
 #Union Miniere SA.....................................        9,130        382,041
 *VPK Packaging Group SA...............................        5,525        131,623
 *Van de Velde NV......................................        1,170         83,619
 Warehouses de Pauw Sicafi.............................        1,990         50,011
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,799,020)....................................                  11,597,503
                                                                       ------------
NORWAY -- (4.0%)
COMMON STOCKS -- (3.8%)
 Aktiv Kapital ASA.....................................       23,150        150,249
 Arendals Fosse Kompani ASA............................          100          5,130
 *Avantor Financial Corp...............................       13,270         77,844
 Awilco ASA Series A...................................       50,950        106,834
 #Bergesen Dy ASA Series A.............................       19,300        404,692
 *Blom ASA.............................................        7,970          5,695
 #Bonheur ASA..........................................        9,800        165,127
 *C. Tybring-Gjedde ASA................................       49,104         10,419
 *Choice Hotel Scandinavia ASA.........................       27,740         65,784
 *Corrocean ASA........................................       19,321         11,575
 *Den Norske Oljeselkapet..............................       36,420         63,185

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................       47,130   $    117,648
 *EDB Elektronisk Data Behandling ASA..................       75,117        324,394
 #Ekornes ASA..........................................       28,690        384,943
 *#Eltek ASA...........................................       17,613         79,140
 #Farstad Shipping ASA.................................       41,190        251,910
 *Fred Olsen Energy ASA................................       50,000        243,384
 #Ganger Rolf ASA......................................        5,490         89,079
 *Gresvig ASA..........................................        4,590          7,562
 #Hafslund ASA.........................................       58,700        285,733
 #Hydralift AS.........................................       24,840        221,674
 *Industrifinans Naeringseiendom ASA...................        7,582         10,646
 *Infocus Corp.........................................       10,455        118,747
 *Kenor ASA............................................       39,200         21,185
 *Kongsberg Gruppen ASA................................       25,800        350,998
 *#Kvaerner ASA........................................      451,581        507,266
 *Kverneland ASA.......................................        9,660        151,917
 Leif Hoegh & Co. ASA..................................       31,175        381,321
 *Merkantildata ASA....................................      158,421        114,683
 *#Nera ASA............................................      111,753        174,352
 *Nordic Vlsi..........................................        5,000         30,579
 #Nordlandsbanken ASA..................................       23,320        192,101
 *#Ocean Rig ASA.......................................      120,176        116,996
 #Odfjell ASA Series A.................................       14,510        251,733
 Olav Thon Eiendomsselskap ASA.........................        8,320        227,418
 *#Pan Fish ASA........................................      140,987        299,148
 *Petroleum Geo Services ASA...........................       35,100        137,123
 *Petrolia Drilling ASA................................       26,706          5,000
 *Prosafe ASA..........................................       28,130        484,514
 #Rieber and Son ASA Series A..........................       35,804        225,674
 *Scana Industrier ASA.................................       74,400          4,829
 #Schibsted ASA........................................       57,460        706,415
 *Sensonor ASA.........................................       82,404         84,234
 *Sinvest ASA..........................................      226,234         18,636
 #Smedvig ASA Series A.................................       57,680        489,544
 *Software Innovation ASA..............................        7,531         38,538
 Solstad Offshore ASA..................................       29,700        157,545
 *#Steen and Stroem ASA................................       19,512        238,663
 *Stento Asa...........................................        1,225         14,449
 *Tandberg ASA Series A................................       70,480        862,085
 Tandberg Data ASA.....................................       35,250         23,538
 *Tandberg Television ASA..............................       47,030        104,485
 *Tgs-Nopec Geophysical Co. ASA........................       20,310        335,880
 *Unit 4 Agresso NV....................................        4,620         39,788
 #Veidekke ASA.........................................       15,936        131,275
 Visual Management Applications ASA....................       24,693        198,789
 #Wilhelmshaven (Wilhelm), Ltd. ASA....................       15,400        167,224
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,155,921)...................................                  10,489,319
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $356,280).....................................                     356,103
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Aker RGI Holding ASA
   (Cost $297,547).....................................   $    2,010        232,080
                                                                       ------------

                                                            SHARES        VALUE+
                                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 06/12/02
   (Cost $0)...........................................      120,176   $          0
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,809,748)...................................                  11,077,502
                                                                       ------------
AUSTRIA -- (3.0%)
COMMON STOCKS -- (3.0%)
 Allgemeine Sparkasse Baugesellschaft..................          670         65,724
 *Austria Email AG.....................................          715          1,035
 *Austria Haustechnik AG...............................        2,800         54,410
 *#Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        242,233
 #BBAG Oesterreichische Brau-Beteiligungs AG...........        7,984        482,595
 *BWT AG...............................................       13,530        326,624
 Bank Fuer Kaernten und Steiermark AG..................          520         45,714
 #Bau Holding AG.......................................        4,980        173,073
 Bohler Uddeholm AG....................................        9,020        418,729
 Brau Union Goess-Reinighaus AG........................       10,720        601,904
 *Ca Immobilien Invest AG..............................       16,503        272,740
 *Constantia-Iso Holding AG............................       15,000        109,306
 *Constantia-Verpackungen AG...........................        6,000         56,279
 *Die Erste Immobilien AG..............................        1,244        163,869
 #Flughafen Wien AG....................................       14,792        489,202
 *#Immofinanz Immobilien Anlagen AG....................      100,914        527,013
 Jenbacher AG..........................................        7,860        123,805
 Lenzing AG............................................        3,424        250,149
 *Manner (Josef) & Co. AG..............................          870         18,694
 #Mayr-Melnhof Karton AG...............................        9,840        671,082
 Oberbank AG...........................................        3,555        232,485
 Palfinger AG..........................................        7,610        189,683
 *Readymix Kies-Union AG...............................          500         14,014
 *Rhi AG, Wien.........................................       18,559        123,104
 Rosenbauer International AG...........................          850         22,672
 Ubm Realitaetenentwicklung AG.........................          360         21,491
 *Uniqa Versicherungen AG..............................       67,487        504,392
 Va Technologie AG.....................................        8,247        257,952
 #Voest-Alpine Stahl AG................................       29,280        921,300
 *Vogel and Noot Waermetechnik AG......................        1,700         17,010
 *Waagner Biro Binder Beteiligungs AG..................        1,430              0
 Wienerberger AG.......................................       57,030      1,024,568
 *Wolford AG...........................................        4,100         57,417
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,316,726)....................................                   8,480,268
                                                                       ------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
 Abbey P.L.C...........................................       19,319         86,633
 Anglo Irish Bank Corp. P.L.C..........................      200,833      1,264,599
 *Arcon International Resources P.L.C..................      143,750          4,029
 Ardagh P.L.C..........................................       14,262         14,657
 Arnotts P.L.C.........................................        8,811         80,670
 Barlo Group P.L.C.....................................      115,775         28,122
 DCC P.L.C.............................................       49,355        558,845
 *Dragon Oil P.L.C.....................................      104,167         24,329
 *Dunloe Ewart P.L.C...................................      235,918         68,325
 Fyffes P.L.C..........................................      195,858        281,786
 Glanbia P.L.C.........................................      175,508        245,950
 Green Property Co.....................................       75,732        650,916

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES        VALUE+
                                                            ------        ------
 Greencore Group P.L.C.................................      140,418   $    417,165
 Heiton Holdings P.L.C.................................       33,002        106,370
 IAWS Group P.L.C......................................       65,138        535,519
 IFG Group P.L.C.......................................       29,728         77,765
 *ITG Group P.L.C......................................       18,328         47,944
 IWP International P.L.C...............................       39,611         60,690
 Independent News & Media P.L.C........................      319,813        648,356
 *Iona Technologies P.L.C..............................       14,281        144,092
 Irish Continental Group P.L.C.........................       15,838        127,250
 Jurys Hotel Group P.L.C...............................       40,376        396,069
 Kerry Group P.L.C.....................................       10,812        155,555
 Kingspan Group P.L.C..................................      114,417        292,886
 Readymix P.L.C........................................       49,395         85,371
 *Riverdeep Group P.L.C................................      111,698        375,669
 Ryan Hotels P.L.C.....................................       42,234         33,933
 United Drug P.L.C.....................................       17,553        244,341
 Waterford Wedgwood P.L.C..............................      401,826        244,011
                                                                       ------------
TOTAL -- IRELAND
  (Cost $6,051,840)....................................                   7,301,847
                                                                       ------------
EMU -- (1.1%)
INVESTMENT IN CURRENCY -- (1.1%)
 *Euro Currency
   ($2,945,691)........................................                   2,964,641
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.
   (Cost $192,954).....................................      212,968        328,755
                                                                       ------------

INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,615).......................................                $      1,663

                                                            ------        ------
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $194,569)......................................                     330,418
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $4,033,730) to be
   repurchased at $3,974,553
   (Cost $3,974,000)...................................   $    3,974      3,974,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $243,846,554)++................................                $278,385,180
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
   @  Denominated in local currency or the Euro.
  ++  The cost for federal income tax purposes is $243,846,871.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                    THE U.S. LARGE  THE U.S. LARGE  THE U.S. SMALL     THE DFA
                                                       COMPANY        CAP VALUE          CAP        INTERNATIONAL
                                                        SERIES          SERIES          SERIES      VALUE SERIES
                                                    --------------  --------------  --------------  -------------
ASSETS:
Investments at Value..............................    $3,037,617     $  1,808,650    $  1,206,912   $  1,308,051
Collateral for Securities Loaned..................       135,584          141,081          83,031        169,590
Cash..............................................         3,497                1              --             16
Receivables:
  Dividends, Interest, and Tax Reclaims...........         4,459            3,342             612          5,663
  Investment Securities Sold......................            90               --           1,460            428
  Fund Shares Sold................................           405            1,190              81            611
  Futures Margin Variation........................           118               --              --             --
Prepaid Expenses and Other Assets.................            19                7               4              5
                                                      ----------     ------------    ------------   ------------
    Total Assets..................................     3,181,789        1,954,271       1,292,100      1,484,364
                                                      ----------     ------------    ------------   ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       135,584          141,081          83,031        169,590
  Investment Securities Purchased.................            --            1,126              36          4,681
  Fund Shares Redeemed............................            --               33           1,494            730
Accrued Expenses and Other Liabilities............           219              267             102            396
                                                      ----------     ------------    ------------   ------------
    Total Liabilities.............................       135,803          142,507          84,663        175,397
                                                      ----------     ------------    ------------   ------------

NET ASSETS........................................    $3,045,986     $  1,811,764    $  1,207,437   $  1,308,967
                                                      ==========     ============    ============   ============

SHARES OUTSTANDING $0.01 PAR VALUE
 (Unlimited Number of Shares Authorized)..........           N/A      115,729,069     102,692,883    114,897,175
                                                      ==========     ============    ============   ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE............................................           N/A     $      15.66    $      11.76   $      11.39
                                                      ==========     ============    ============   ============
Investments at Cost...............................    $2,809,742     $  1,622,629    $  1,167,496   $  1,246,406
                                                      ==========     ============    ============   ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                    THE UNITED
                                                    THE JAPANESE                     KINGDOM
                                                        SMALL      THE PACIFIC RIM    SMALL     THE CONTINENTAL
                                                       COMPANY      SMALL COMPANY    COMPANY     SMALL COMPANY
                                                       SERIES          SERIES         SERIES        SERIES
                                                    -------------  ---------------  ----------  ---------------
ASSETS:
Investments at Value..............................    $241,634       $   146,584    $ 111,107      $278,385
Collateral for Securities Loaned..................      37,779             8,483          136        25,562
Cash..............................................          15                15           16            16
Receivables:......................................          --
  Dividends, Interest, and Tax Reclaims...........       1,527               470          455         1,803
  Investment Securities Sold......................          --                 4           --            93
  Fund Shares Sold................................          --                --           --           800
Prepaid Expenses and Other Assets.................           1                 1           --             1
                                                      --------       -----------    ----------     --------
    Total Assets..................................     280,956           155,557      111,714       306,660
                                                      --------       -----------    ----------     --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................      37,779             8,483          136        25,562
  Investment Securities Purchased.................          --               430          378         4,707
  Fund Shares Redeemed............................          21                --           --            --
Accrued Expenses and Other Liabilities............          61                67           34            90
                                                      --------       -----------    ----------     --------
    Total Liabilities.............................      37,861             8,980          548        30,359
                                                      --------       -----------    ----------     --------

NET ASSETS........................................    $243,095       $   146,577    $ 111,166      $276,301
                                                      ========       ===========    ==========     ========

SHARES OUTSTANDING $0.01 PAR VALUE
 (Unlimited Number of Shares Authorized)..........         N/A               N/A          N/A           N/A
                                                      ========       ===========    ==========     ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE............................................         N/A               N/A          N/A           N/A
                                                      ========       ===========    ==========     ========
Investments at Cost...............................    $436,542       $   201,253    $  94,219      $243,847
                                                      ========       ===========    ==========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                          THE U.S.   THE U.S.   THE U.S.     THE DFA
                                            LARGE      LARGE     SMALL    INTERNATIONAL
                                           COMPANY   CAP VALUE    CAP         VALUE
                                           SERIES     SERIES     SERIES      SERIES
                                          ---------  ---------  --------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0, $0 and $1,800,
    respectively).......................  $  20,235  $ 12,571   $ 4,029     $ 16,423
  Interest..............................        377       191       175          257
  Income from Securities Lending........         81       111       295          748
                                          ---------  --------   -------     --------
      Total Investment Income...........     20,693    12,873     4,499       17,428
                                          ---------  --------   -------     --------
EXPENSES
  Investment Advisory Services..........        365       844       170        1,192
  Accounting & Transfer Agent Fees......        218       296       199          362
  Custodian Fees........................         60        80        54          164
  Legal Fees............................         14         7         5            6
  Audit Fees............................         20        12         6            9
  Shareholders' Reports.................         28         4         5           14
  Trustees' Fees and Expenses...........         13         4         4            6
  Other.................................         55        15         5           37
                                          ---------  --------   -------     --------
      Total Expenses....................        773     1,262       448        1,790
                                          ---------  --------   -------     --------
  NET INVESTMENT INCOME (LOSS)..........     19,920    11,611     4,051       15,638
                                          ---------  --------   -------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (20,745)   23,524    (3,621)      19,122
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         --        --        --          (88)
  Net Realized Gain (Loss) on Futures...     (5,417)       --        --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................   (173,028)  104,553    72,652      110,932
    Futures.............................        221        --        --           --
  Translation of Foreign Currency
    Denominated Amounts.................         --        --        --          223
                                          ---------  --------   -------     --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....   (198,969)  128,077    69,031      130,189
                                          ---------  --------   -------     --------
NET INCREASE (DECREASE) IN ASSETS
  RESULTING FROM OPERATIONS.............  $(179,049) $139,688   $73,082     $145,827
                                          =========  ========   =======     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                            THE         THE      THE UNITED      THE
                                          JAPANESE  PACIFIC RIM   KINGDOM    CONTINENTAL
                                           SMALL       SMALL       SMALL        SMALL
                                          COMPANY     COMPANY     COMPANY      COMPANY
                                           SERIES     SERIES       SERIES      SERIES
                                          --------  -----------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $276, $70, $173, and
    $552 respectively)..................  $ 1,566     $ 2,472     $ 1,653      $ 3,559
  Interest..............................       57          17          13           65
  Income from Securities Lending........      264          59           2          209
                                          -------     -------     -------      -------
      Total Investment Income...........    1,887       2,548       1,668        3,833
                                          -------     -------     -------      -------
EXPENSES
  Investment Advisory Services..........      100          69          51          114
  Accounting & Transfer Agent Fees......      123          85          63          141
  Custodian Fees........................       45          38          11          105
  Legal Fees............................        1           1           1            1
  Audit Fees............................        1           1           1            2
  Shareholders' Reports.................        1           1           1            1
  Trustees' Fees and Expenses...........        1           1           1            1
  Other.................................        4           4           2            6
                                          -------     -------     -------      -------
      Total Expenses....................      276         200         131          371
                                          -------     -------     -------      -------
  NET INVESTMENT INCOME (LOSS)..........    1,611       2,348       1,537        3,462
                                          -------     -------     -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................   (1,842)        303         229        1,105
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............      (20)         (2)          8           43
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....   24,617      21,650      11,287       31,566
  Translation of Foreign Currency
    Denominated Amounts.................      133          --           8           57
                                          -------     -------     -------      -------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....   22,888      21,951      11,532       32,771
                                          -------     -------     -------      -------
NET INCREASE (DECREASE) IN ASSETS
  RESULTING FROM OPERATIONS.............  $24,499     $24,299     $13,069      $36,233
                                          =======     =======     =======      =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                       THE U.S. LARGE                   THE U.S. LARGE
                                                       COMPANY SERIES                  CAP VALUE SERIES
                                               ------------------------------   ------------------------------
                                               SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                   MAY 31,         NOV. 30,         MAY 31,         NOV. 30,
                                                     2002            2001             2002            2001
                                               ----------------   -----------   ----------------   -----------
                                                 (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...............     $   19,920      $   37,501       $   11,611      $   28,673
  Net Realized Gain (Loss) on Investment
    Securities Sold..........................        (20,745)        (81,255)          23,524         (11,185)
  Net Realized Gain (Loss) on Futures........         (5,417)        (14,349)              --              --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency...............................       (173,028)       (344,426)         104,553         165,772
    Futures..................................            221             915               --              --
                                                  ----------      ----------       ----------      ----------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations............       (179,049)       (401,614)         139,688         183,260
                                                  ----------      ----------       ----------      ----------

Distributions From:
  Net Investment Income......................             --              --           (6,287)        (30,420)
  Net Realized Gains.........................             --              --               --        (167,503)
                                                  ----------      ----------       ----------      ----------
      Total Distributions....................             --              --           (6,287)       (197,923)
                                                  ----------      ----------       ----------      ----------

Capital Share Transactions (1):
  Shares Issued..............................             --              --          197,934         186,202
  Shares Issued in Lieu of Cash
    Distributions............................             --              --            5,045         191,512
  Shares Redeemed............................             --              --         (161,699)       (461,311)
                                                  ----------      ----------       ----------      ----------

      Net Increase (Decrease) from Capital
        Share Transactions...................             --              --           41,280         (83,597)
                                                  ----------      ----------       ----------      ----------

Transactions in Interest
  Contributions..............................        653,305         552,671               --              --
  Withdrawals................................       (259,920)       (458,219)              --              --
                                                  ----------      ----------       ----------      ----------

      Net Increase (Decrease) from
        Transactions in interest.............        393,385          94,452               --              --
                                                  ----------      ----------       ----------      ----------

      Total Increase (Decrease)..............        214,336        (307,162)         174,681         (98,260)

NET ASSETS
   Beginning of Period.......................      2,831,650       3,138,812        1,637,083       1,735,343
                                                  ----------      ----------       ----------      ----------
   End of Period.............................     $3,045,986      $2,831,650       $1,811,764      $1,637,083
                                                  ==========      ==========       ==========      ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................            N/A             N/A           13,101          12,674
   Shares Issued in Lieu of Cash
     Distributions...........................                                             334          13,967
   Shares Redeemed...........................                                         (11,096)        (31,216)
                                                                                   ----------      ----------
                                                                                        2,339          (4,575)
                                                                                   ==========      ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                       THE U.S. SMALL               THE DFA INTERNATIONAL
                                                         CAP SERIES                      VALUE SERIES
                                                -----------------------------   ------------------------------
                                                SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                    MAY 31,         NOV. 30,        MAY 31,         NOV. 30,
                                                      2002            2001            2002            2001
                                                ----------------   ----------   ----------------   -----------
                                                  (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................     $    4,051      $   8,317       $   15,638      $   32,544
  Net Realized Gain (Loss) on Investment
    Securities Sold...........................         (3,621)        12,940           19,122           4,644
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..............................             --             --              (88)           (237)
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency......................         72,652         73,456          110,932        (187,094)
  Translation of Foreign Currency Denominated
    Amounts...................................             --             --              223             169
                                                   ----------      ---------       ----------      ----------

    Net Increase (Decrease) in Net Assets
      Resulting from Operations...............         73,082         94,713          145,827        (149,974)
                                                   ----------      ---------       ----------      ----------

Distributions From:
  Net Investment Income.......................         (1,444)        (8,455)          (2,833)        (33,105)
  Net Realized Gains..........................        (12,630)      (119,590)          (2,946)        (53,326)
                                                   ----------      ---------       ----------      ----------
      Total Distributions.....................        (14,074)      (128,045)          (5,779)        (86,431)
                                                   ----------      ---------       ----------      ----------

Capital Share Transactions (1):
  Shares Issued...............................        255,533        248,398          143,771         176,620
  Shares Issued in Lieu of Cash
    Distributions.............................         13,610        127,076            5,779          86,431
  Shares Redeemed.............................       (111,796)      (119,211)        (188,731)       (372,027)
                                                   ----------      ---------       ----------      ----------

      Net Increase (Decrease) from Capital
        Share Transactions....................        157,347        256,263          (39,181)       (108,976)
                                                   ----------      ---------       ----------      ----------

      Total Increase (Decrease)...............        216,355        222,931          100,867        (345,381)

NET ASSETS
   Beginning of Period........................        991,082        768,151        1,208,100       1,553,481
                                                   ----------      ---------       ----------      ----------
   End of Period..............................     $1,207,437      $ 991,082       $1,308,967      $1,208,100
                                                   ==========      =========       ==========      ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................         21,592         22,411           13,738          15,819
   Shares Issued in Lieu of Cash
     Distributions............................          1,198         12,464              578           7,470
   Shares Redeemed............................         (9,581)       (11,227)         (18,465)        (32,904)
                                                   ----------      ---------       ----------      ----------
                                                       13,209         23,648           (4,149)         (9,615)
                                                   ==========      =========       ==========      ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                        THE JAPANESE SMALL       THE PACIFIC RIM SMALL       THE UNITED KINGDOM
                                          COMPANY SERIES             COMPANY SERIES         SMALL COMPANY SERIES
                                     ------------------------   ------------------------   -----------------------
                                      SIX MONTHS      YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                        ENDED         ENDED        ENDED         ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,      MAY 31,      NOV. 30,      MAY 31,     NOV. 30,
                                         2002         2001          2002         2001         2002         2001
                                     ------------   ---------   ------------   ---------   -----------   ---------
                                     (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....    $  1,611     $  2,899      $  2,348     $  4,828     $  1,537     $  2,961
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      (1,842)      (3,015)          303       (1,025)         229       (3,180)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions..         (20)         (95)           (2)         (40)           8           --
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................      24,617      (28,336)       21,650         (102)      11,287       (4,191)
  Translation of Foreign Currency
    Denominated Amounts............         133          (23)           --           (3)           8            1
                                       --------     --------      --------     --------     --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................      24,499      (28,570)       24,299        3,658       13,069       (4,409)
                                       --------     --------      --------     --------     --------     --------
Transactions in Interest:
  Contributions....................      32,441       46,524         2,927       15,731        5,897        7,668
  Withdrawals......................     (10,032)     (17,885)      (11,203)     (20,723)      (4,541)     (16,324)
                                       --------     --------      --------     --------     --------     --------
  Net Increase (Decrease) from
    Transactions in Interest.......      22,409       28,639        (8,276)      (4,992)       1,356       (8,656)
                                       --------     --------      --------     --------     --------     --------
    Total Increase (Decrease)......      46,908           69        16,023       (1,334)      14,425      (13,065)
NET ASSETS
  Beginning of Period..............     196,187      196,118       130,554      131,888       96,741      109,806
                                       --------     --------      --------     --------     --------     --------
  End of Period....................    $243,095     $196,187      $146,577     $130,554     $111,166     $ 96,741
                                       ========     ========      ========     ========     ========     ========

                                      THE CONTINENTAL SMALL
                                         COMPANY SERIES
                                     -----------------------
                                     SIX MONTHS      YEAR
                                        ENDED        ENDED
                                       MAY 31,     NOV. 30,
                                        2002         2001
                                     -----------   ---------
                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....   $  3,462     $  6,034
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      1,105        1,115
  Net Realized Gain (Loss) on
    Foreign Currency Transactions..         43         (119)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................     31,566      (18,461)
  Translation of Foreign Currency
    Denominated Amounts............         57          114
                                      --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................     36,233      (11,317)
                                      --------     --------
Transactions in Interest:
  Contributions....................     38,114       20,115
  Withdrawals......................     (8,383)     (25,185)
                                      --------     --------
  Net Increase (Decrease) from
    Transactions in Interest.......     29,731       (5,070)
                                      --------     --------
    Total Increase (Decrease)......     65,964      (16,387)
NET ASSETS
  Beginning of Period..............    210,337      226,724
                                      --------     --------
  End of Period....................   $276,301     $210,337
                                      ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          THE U.S. LARGE COMPANY SERIES
                                     -----------------------------------------------------------------------
                                      SIX MONTHS      YEAR        YEAR        YEAR        YEAR       YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                       MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,
                                         2002         2001        2000        1999        1998       1997
------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................        N/A+          N/A+        N/A+        N/A+        N/A+      N/A+
                                     ----------    ----------  ----------  ----------  ----------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --            --          --          --          --        --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --            --          --          --          --        --
                                     ----------    ----------  ----------  ----------  ----------  --------
    Total From Investment
      Operations...................          --            --          --          --          --        --
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............          --            --          --          --          --        --
  Net Realized Gains...............          --            --          --          --          --        --
                                     ----------    ----------  ----------  ----------  ----------  --------
    Total Distributions............          --            --          --          --          --        --
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....        N/A+          N/A+        N/A+        N/A+        N/A+      N/A+
============================================================================================================
Total Return.......................       (5.73)%      (12.30)%      (4.25)%      20.86%      23.62%    28.37%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $3,045,986    $2,831,650  $3,138,812  $2,775,062  $1,557,174  $822,493
Ratio of Expenses to Average Net
  Assets...........................        0.05%*        0.05%       0.06%       0.06%       0.06%     0.07%
Ratio of Net Investment Income to
  Average Net Assets...............        1.37%*        1.26%       1.12%       1.27%       1.47%     1.75%
Portfolio Turnover Rate............           4%*           8%          8%          4%          9%        4%
------------------------------------------------------------------------------------------------------------

                                                         THE U.S. LARGE CAP VALUE SERIES
                                     ------------------------------------------------------------------------
                                     SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                       MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        2002          2001        2000        1999        1998        1997
-----------------------------------  ------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    14.44    $    14.71  $    17.79  $    18.79  $    18.09  $    15.52
                                     ----------    ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.10          0.25        0.33        0.34        0.31        0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.18          1.25        0.04        0.46        1.71        3.38
                                     ----------    ----------  ----------  ----------  ----------  ----------
    Total From Investment
      Operations...................        1.28          1.50        0.37        0.80        2.02        3.70
-----------------------------------  ------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.06)        (0.27)      (0.32)      (0.34)      (0.32)      (0.31)
  Net Realized Gains...............          --         (1.50)      (3.13)      (1.46)      (1.00)      (0.82)
                                     ----------    ----------  ----------  ----------  ----------  ----------
    Total Distributions............       (0.06)        (1.77)      (3.45)      (1.80)      (1.32)      (1.13)
-----------------------------------  ------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    15.66    $    14.44  $    14.71  $    17.79  $    18.79  $    18.09
===================================  ========================================================================
Total Return.......................        8.86%#       10.97%       3.06%       4.64%      11.93%      25.31%
-----------------------------------  ------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,811,764    $1,637,083  $1,735,343  $1,788,082  $1,755,907  $1,489,996
Ratio of Expenses to Average Net
  Assets...........................        0.15%*        0.15%       0.16%       0.16%       0.16%       0.18%
Ratio of Net Investment Income to
  Average Net Assets...............        1.38%*        1.66%       2.20%       1.80%       1.67%       1.96%
Portfolio Turnover Rate............          14%*           6%         26%         43%         25%         18%
-----------------------------------  ------------------------------------------------------------------------

    *  Annualized
    #  Non-annualized
 N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      THE U.S. SMALL CAP SERIES
                                ----------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR       YEAR       YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED      ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                    2002         2001        2000        1999       1998       1997
------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    11.08     $  11.67   $   12.24   $   11.46   $  13.82   $  12.56
                                ----------     --------   ---------   ---------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................        0.04         0.10        0.11        0.10       0.10       0.11
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        0.80         1.24        0.65        1.83      (1.28)      2.81
                                ----------     --------   ---------   ---------   --------   --------
    Total From Investment
      Operations..............        0.84         1.34        0.76        1.93      (1.18)      2.92
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.02)       (0.10)      (0.11)      (0.11)     (0.10)     (0.10)
  Net Realized Gains..........       (0.14)       (1.83)      (1.22)      (1.04)     (1.08)     (1.56)
                                ----------     --------   ---------   ---------   --------   --------
    Total Distributions.......       (0.16)       (1.93)      (1.33)      (1.15)     (1.18)     (1.66)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    11.76     $  11.08   $   11.67   $   12.24   $  11.46   $  13.82
======================================================================================================
Total Return..................        7.60%#      13.08%       6.48%      18.62%     (8.98)%    26.47%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $1,207,437     $991,082   $ 768,151   $ 586,086   $546,803   $432,833
Ratio of Expenses to Average
  Net Assets..................        0.08%*       0.08%       0.08%       0.09%      0.09%      0.11%
Ratio of Net Investment Income
  to Average Net Assets.......        0.72%*       0.94%       0.99%       0.89%      0.88%      0.96%
Portfolio Turnover Rate.......          13%*         13%         38%         29%        29%        30%
------------------------------------------------------------------------------------------------------

                                                      THE DFA INTERNATIONAL VALUE SERIES
                                -------------------------------------------------------------------------------
                                SIX MONTHS      YEAR          YEAR          YEAR          YEAR          YEAR
                                   ENDED       ENDED         ENDED         ENDED         ENDED         ENDED
                                  MAY 31,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                   2002         2001          2000          1999          1998          1997
------------------------------  -------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    10.15   $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
                                ----------   ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................        0.14         0.27          0.27          0.28          0.22          0.24
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        1.16        (1.49)        (0.31)         1.29          1.13         (0.67)
                                ----------   ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations..............        1.30        (1.22)        (0.04)         1.57          1.35         (0.43)
------------------------------  -------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.03)       (0.27)        (0.26)        (0.31)        (0.27)        (0.22)
  Net Realized Gains..........       (0.03)       (0.43)        (0.81)        (0.03)        (0.03)        (0.24)
                                ----------   ----------    ----------    ----------    ----------    ----------
    Total Distributions.......       (0.06)       (0.70)        (1.07)        (0.34)        (0.30)        (0.46)
------------------------------  -------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    11.39   $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
==============================  ===============================================================================
Total Return..................       12.79%#     (10.75)%       (0.51)%       13.27%        12.50%        (3.84)%
------------------------------  -------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $1,308,967   $1,208,100    $1,553,481    $1,660,377    $1,720,249    $1,582,086
Ratio of Expenses to Average
  Net Assets..................        0.30%*       0.29%         0.29%         0.29%         0.29%         0.32%
Ratio of Net Investment Income
  to Average Net Assets.......        2.63%*       2.32%         2.13%         2.17%         1.90%         2.09%
Portfolio Turnover Rate.......          10%*          6%            9%            6%           15%           23%
------------------------------  -------------------------------------------------------------------------------

    *  Annualized
    #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       THE JAPANESE SMALL COMPANY SERIES
                                     ---------------------------------------------------------------------
                                     SIX MONTHS      YEAR        YEAR        YEAR       YEAR       YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                       MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                        2002         2001        2000        1999       1998       1997
----------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of            N/A+          N/A+        N/A+        N/A+       N/A+       N/A+
  Period...........................
                                     --------      --------   ---------   ---------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --            --          --          --         --         --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --            --          --          --         --         --
                                     --------      --------   ---------   ---------   --------   --------
    Total From Investment
      Operations...................        --            --          --          --         --         --
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --            --          --          --         --         --
  Net Realized Gains...............        --            --          --          --         --         --
                                     --------      --------   ---------   ---------   --------   --------
    Total Distributions............        --            --          --          --         --         --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....      N/A+          N/A+        N/A+        N/A+       N/A+       N/A+
==========================================================================================================
Total Return.......................      9.13%       (13.51)%     (9.93)%     33.83%     (9.52)%   (51.64)%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $243,095      $196,187   $ 196,118   $ 202,676   $190,004   $175,342
Ratio of Expenses to Average Net
  Assets...........................      0.28%*        0.28%       0.27%       0.28%      0.28%      0.29%
Ratio of Net Investment Income to
  Average Net Assets...............      1.61%*        1.41%       1.38%       1.10%      1.29%      0.93%
Portfolio Turnover Rate............         2%*           9%          6%          6%         8%        13%
----------------------------------------------------------------------------------------------------------

                                                    THE PACIFIC RIM SMALL COMPANY SERIES
                                     ------------------------------------------------------------------
                                     SIX MONTHS     YEAR       YEAR       YEAR       YEAR       YEAR
                                        ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                                       MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        2002        2001       2000       1999       1998       1997
-----------------------------------  ------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of              N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
  Period...........................
                                      ---------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --         --         --         --         --         --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --         --         --         --         --         --
                                      ---------   --------   --------   --------   --------   --------
    Total From Investment
      Operations...................          --         --         --         --         --         --
-----------------------------------  ------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............          --         --         --         --         --         --
  Net Realized Gains...............          --         --         --         --         --         --
                                      ---------   --------   --------   --------   --------   --------
    Total Distributions............          --         --         --         --         --         --
-----------------------------------  ------------------------------------------------------------------
Net Asset Value, End of Period.....        N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
===================================  ==================================================================
Total Return.......................       19.07%      2.84%    (10.99)%    54.81%    (23.75)%   (37.76)%
-----------------------------------  ------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $ 146,577   $130,554   $131,888   $183,759   $139,881   $147,795
Ratio of Expenses to Average Net
  Assets...........................        0.29%*     0.28%      0.29%      0.48%      0.38%      0.40%
Ratio of Net Investment Income to
  Average Net Assets...............        3.40%*     3.69%      4.10%      2.95%      4.01%      2.45%
Portfolio Turnover Rate............          10%*       10%         7%        34%        26%        24%
-----------------------------------  ------------------------------------------------------------------

    *  Annualized
    #  Non-annualized
 N/A+ Not applicable as these Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    THE UNITED KINGDOM SMALL COMPANY SERIES
                                     ----------------------------------------------------------------------
                                      SIX MONTHS      YEAR        YEAR        YEAR       YEAR       YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED      ENDED
                                       MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                         2002         2001        2000        1999       1998       1997
-----------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................        N/A+         N/A+        N/A+        N/A+       N/A+       N/A+
                                     ----------     --------   ---------   ---------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --           --          --          --         --         --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --           --          --          --         --         --
                                     ----------     --------   ---------   ---------   --------   --------
    Total From Investment
      Operations...................          --           --          --          --         --         --
LESS DISTRIBUTIONS
  Net Investment Income............          --           --          --          --         --         --
  Net Realized Gains...............
                                     ----------     --------   ---------   ---------   --------   --------
    Total Distributions............          --           --          --          --         --         --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....        N/A+         N/A+        N/A+        N/A+       N/A+       N/A+
===========================================================================================================
Total Return.......................       13.46%       (4.89)%     (6.18)%     36.75%    (13.19)%     8.98%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $  111,166     $ 96,741   $ 109,806   $ 132,127   $127,485   $171,851
Ratio of Expenses to Average Net
  Assets...........................        0.26%*       0.27%       0.26%       0.26%      0.26%      0.25%
Ratio of Net Investment Income to
  Average Net Assets...............        2.99%*       2.86%       3.06%       3.55%      3.66%      2.86%
Portfolio Turnover Rate............           5%*         14%         11%          5%        11%         4%
-----------------------------------------------------------------------------------------------------------

                                                      THE CONTINENTAL SMALL COMPANY SERIES
                                     -----------------------------------------------------------------------
                                     SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                       MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        2002         2001        2000        1999        1998        1997
-----------------------------------  -----------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................        N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
                                     ----------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --           --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --           --          --          --          --          --
                                     ----------   ----------  ----------  ----------  ----------  ----------
    Total From Investment
      Operations...................          --           --          --          --          --          --
LESS DISTRIBUTIONS
  Net Investment Income............          --           --          --          --          --          --
  Net Realized Gains...............
                                     ----------   ----------  ----------  ----------  ----------  ----------
    Total Distributions............          --           --          --          --          --          --
-----------------------------------  -----------------------------------------------------------------------
Net Asset Value, End of Period.....        N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =======================================================================
Total Return.......................       16.51%       (5.43)%       2.67%      (5.89)%      19.90%      13.49%
-----------------------------------  -----------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $  276,301   $  210,337  $  226,724  $  252,368  $  304,402  $  323,610
Ratio of Expenses to Average Net
  Assets...........................        0.32%*       0.30%       0.28%       0.27%       0.27%       0.29%
Ratio of Net Investment Income to
  Average Net Assets...............        3.03%*       2.73%       2.36%       1.92%       1.76%       1.84%
Portfolio Turnover Rate............          12%*         12%          9%         11%          1%          3%
-----------------------------------  -----------------------------------------------------------------------

    *  Annualized
    #  Non-annualized
 N/A+ Not applicable as these Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2002, the Trust consisted of twenty-five investment portfolios, of which eight are included in this section of the report and three are presented elsewhere in this report (collectively, the "Series"):

The U.S. Large Company Series                       The DFA International Value Series
The U.S. Large Cap Value Series                     The Japanese Small Company Series
The U.S. Small Cap Series                           The Pacific Rim Small Company Series
(the "Domestic Equity Portfolios")                  The United Kingdom Small Company Series
                                                    The Continental Small Company Series
                                                    (the "International Equity Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series and The DFA International Value Series to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The U.S. Small Cap Series...................................       .03 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                            OTHER INVESTMENT
                                                               SECURITIES
                                                          ---------------------
                                                          PURCHASES     SALES
                                                          ---------   ---------
The U.S. Large Company Series...........................  $444,983    $ 52,294
The U.S. Large Cap Value Series.........................   140,755     121,135
The U.S. Small Cap Series...............................   212,036      71,146
The DFA International Value Series......................    59,288     128,864
The Japanese Small Company Series.......................    27,472       2,428
The Pacific Rim Small Company Series....................     6,463      10,925
The United Kingdom Small Company Series.................     7,494       2,367
The Continental Small Company Series....................    44,074      13,938

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of futures, investment securities and foreign currencies for each Series were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Series..............................      $620,754           $(437,203)     $ 183,551
The U.S. Large Cap Value Series............................       401,794            (215,943)       185,851
The U.S. Small Cap Series..................................       309,240            (271,870)        37,370
The DFA International Value Series.........................       276,704            (215,180)        61,524
The Japanese Small Company Series..........................        17,414            (215,098)      (197,684)
The Pacific Rim Small Company Series.......................        28,325             (83,086)       (54,761)
The United Kingdom Small Company Series....................        41,652             (24,776)        16,876
The Continental Small Company Series.......................        75,552             (41,014)        34,538

    At May 31, 2002, The U.S. Large Cap Value Series had a capital loss carryforward for federal income tax purposes of approximately $11,185,000 which will expire on November 30, 2009.

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. COMPONENTS OF NET ASSETS:

    At May 31, 2002, net assets consisted of (amounts in thousands):

                                                                                               UNREALIZED
                                                                            ACCUMULATED       APPRECIATION
                                                                            NET REALIZED    (DEPRECIATION) OF    UNREALIZED
                                            ACCUMULATED     ACCUMULATED       FOREIGN          INVESTMENT        NET FOREIGN
                               PAID-IN     NET INVESTMENT   NET REALIZED      EXCHANGE       SECURITIES AND       EXCHANGE
                               CAPITAL     INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)     FOREIGN CURRENCY     GAIN (LOSS)
                            -------------  --------------  --------------  --------------  -------------------  -------------
The U.S. Large Cap Value
 Series...................  $  1,607,553     $     6,021   $      12,169              --      $    186,021                --
The U.S. Small Cap
 Series...................     1,170,563           3,289          (5,831)             --            39,416                --
The DFA International
 Value Series.............     1,216,128          13,860          17,314             (88)           61,646               107


                                             NUMBER OF
                              TOTAL NET       SHARES
                               ASSETS       AUTHORIZED
                            -------------  -------------
The U.S. Large Cap Value
 Series...................  $  1,811,764      Unlimited
The U.S. Small Cap
 Series...................     1,207,437      Unlimited
The DFA International
 Value Series.............     1,308,967      Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    3. FUTURES CONTRACTS. During the six months ended May 31, 2002, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2002, Large Company had outstanding 152 long futures contracts on the S&P 500 Index, all of which expire on June 21, 2002. The value of such contracts on May 31, 2002 was $40,565,000 which resulted in an unrealized gain of $254,381.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

H. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. For the six months ended May 31, 2002, borrowings under the line with the domestic custodian bank were as follows:

                                          WEIGHTED
                                          AVERAGE     WEIGHTED       NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                          INTEREST  AVERAGE LOAN       DAYS        EXPENSE   BORROWED DURING
                                            RATE       BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                          --------  -------------  -------------  ---------  ---------------
The U.S. Large Company Series...........   2.56 %   $  7,211,500        2         $  1,024     $ 8,313,000
The U.S. Large Cap Value Series.........   2.59 %      9,617,222        9            6,231      20,002,000
The DFA International Value Series......   2.64 %     11,214,286        7            5,748      15,700,000

    There were no outstanding borrowings by the Series under the line of credit at May 31, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2002.

I. SECURITIES LENDING:

    As of May 31, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74% for the domestic portfolios and 1.79% for the international portfolios. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                                                                                         VALUE OF
                                         MARKET VALUE OF   VALUE OF COLLATERAL     COST/VALUE OF      COLLATERAL FROM
                                          SECURITIES ON            AND              POOLED CASH         REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                    LOAN           INDEMNIFICATION     ACCOUNT INVESTMENT     AGREEMENTS
--------------------------               ---------------   -------------------   ------------------   ---------------
The U.S. Large Company Series..........    $129,865,187       $135,583,800          $135,584,554        $135,583,800
The U.S. Large Cap Value Series........     133,663,969        141,080,626           141,081,411         141,080,626
The U.S. Small Cap Series..............      69,673,419         83,031,432            83,031,894          83,031,432

INTERNATIONAL EQUITY PORTFOLIOS
---------------------------------------
The DFA International Value Series.....     160,604,650        169,590,495           170,004,695         170,004,695
The Japanese Small Company Series......      35,859,039         37,779,335            38,534,922          38,534,922
The Pacific Rim Small Company Series...       6,746,914          8,483,036             8,483,036           8,483,036
The United Kingdom Small Company
 Series................................         115,166            135,500               136,681             136,681
The Continental Small Company Series...      24,264,122         25,561,897            25,685,647          25,685,647